As filed with the SEC on September 24, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2013 are attached.

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.9%
Insurance - 1.9%
Great-West Lifeco, Inc., 4.10% (A)	108,869	$ 3,153,396

Total Preferred Stock (cost $2,947,033)		3,153,396

COMMON STOCKS - 88.6%
Auto Components - 3.4%
Cooper Tire & Rubber Co.	170,893	5,731,751
Biotechnology - 2.9%
Elan Corp. PLC - ADR (B)	273,757	4,215,858
Medicago, Inc. (B)	594,800	663,076
Chemicals - 0.0% (C)
Ferro Corp. (B)	2,727	17,807
Commercial Banks - 2.9%
Bank of Ayudhya PCL	916,637	1,090,886
CapitalSource, Inc.	197,127	2,385,237
Sterling Bancorp	89,722	1,215,733
Taylor Capital Group, Inc. (B)	12,463	279,545
Computers & Peripherals - 0.5%
STEC, Inc. (B)	123,534	836,325
Construction & Engineering - 0.6%
Michael Baker Corp.	26,950	1,088,780
Diversified Consumer Services - 2.5%
Stewart Enterprises, Inc. - Class A	319,423	4,197,218
Diversified Financial Services - 7.9%
Gulf Coast Ultra Deep Royalty Trust (B)	157,898	331,586
NYSE Euronext (D)	309,130	13,032,921
Electric Utilities - 4.2%
NV Energy, Inc. (D)	299,773	7,083,636
Food & Staples Retailing - 3.1%
Harris Teeter Supermarkets, Inc.	41,092	2,020,905
Shoppers Drug Mart Corp.	53,686	3,195,234
Food Products - 12.2%
Copeinca ASA	90,468	1,040,118
DE Master Blenders 1753 NV (B)	604,979	9,979,938
GrainCorp, Ltd. - Class A	330,496	3,674,709
Smithfield Foods, Inc. (B)	138,206	4,588,439
WhiteWave Foods Co. - Class B (B)	71,166	1,315,148
Health Care Providers & Services - 4.1%
CML HealthCare, Inc.	120,780	1,251,192
Vanguard Health Systems, Inc. (B)	271,193	5,670,646
Hotels, Restaurants & Leisure - 1.0%
SHFL Entertainment, Inc. (B)	72,042	1,638,955
Insurance - 0.6%
American Safety Insurance Holdings, Ltd. (B)	32,617	977,205
Internet Software & Services - 2.5%
Keynote Systems, Inc. (B)	105,767	2,107,937
Market Leader, Inc. (B)	178,761	2,093,291
IT Services - 4.2%
Lender Processing Services, Inc.	215,198	7,032,671
Leisure Equipment & Products - 0.1%
Steinway Musical Instruments, Inc. (B)	3,814	138,639
Life Sciences Tools & Services - 3.8%
Life Technologies Corp. (B) (D)	85,963	6,412,840
Machinery - 0.2%
Invensys PLC	51,658	390,016

	Shares	Value
COMMON STOCKS (continued)
Media - 4.9%
Belo Corp.	131,445	$ 1,874,406
Fisher Communications, Inc.	7,911	324,113
Kabel Deutschland Holding AG	51,994	5,864,250
Liberty Global PLC - Series C (B)	2,421	176,007
Metals & Mining - 1.3%
Flinders Mines, Ltd. (B)	3,058,100	129,192
Hoganas AB	5,697	282,309
Rainy River Resources, Ltd. (B)	371,372	1,330,590
Sundance Resources, Ltd. (B)	2,466,533	179,581
Yancoal Australia, Ltd. - Class CVR (B)	123,441	311,783
Multiline Retail - 2.1%
Saks, Inc. (B)	219,958	3,523,727
Oil, Gas & Consumable Fuels - 0.1%
Whitehaven Coal, Ltd. - Class B	57,231	101,084
Paper & Forest Products - 4.0%
Buckeye Technologies, Inc.	179,902	6,695,952
Pharmaceuticals - 0.5%
Optimer Pharmaceuticals, Inc. (B)	65,049	813,763
Real Estate Investment Trusts - 3.4%
CapLease, Inc.	361,850	3,068,488
Colonial Properties Trust	108,925	2,637,074
Software - 6.6%
BMC Software, Inc. (B) (D)	168,362	7,739,601
Sourcefire, Inc. (B)	44,580	3,362,670
Specialty Retail - 2.3%
OfficeMax, Inc.	86,860	989,335
rue21 inc (B)	68,177	2,848,435
Textiles, Apparel & Luxury Goods - 1.0%
Maidenform Brands, Inc. (B)	70,921	1,656,715
Thrifts & Mortgage Finance - 5.3%
Hudson City Bancorp, Inc. (D)	931,056	8,900,895
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. (B)	16,032	267,414
Sprint Corp. (B)	85,696	510,747

Total Common Stocks (cost $147,542,120)		149,286,373

	Contracts	Value
PURCHASED OPTIONS - 0.1%
Call Options - 0.0% (C)
Leap Wireless International, Inc.
Strike Price $ 18.00
Expires 10/19/2013	689	17,225
Sprint Corp.
Strike Price $ 7.00
Expires 08/17/2013	360	7,560
Put Options - 0.1%
Cooper Tire & Rubber Co.
Strike Price $ 30.00
Expires 11/16/2013	651	71,610
Sprint Corp.
Strike Price $ 7.00
Expires 08/17/2013	140	140

Total Purchased Options (cost $148,256)		96,535

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 11.0%

State Street Bank & Trust Co. 0.03% (A),
dated 07/31/2013, to be repurchased at
$18,516,072 on 08/01/2013.
Collateralized by a U.S. Government
Agency Obligation, 2.50%, due
11/01/2027, and with a value of $18,889,102.

	$ 18,516,056	$ 18,516,056

Total Repurchase Agreement (cost $18,516,056)		18,516,056

Total Investment Securities (cost $169,153,465) (E)		171,052,360
Other Assets and Liabilities - Net		(2,653,730)

Net Assets		$ 168,398,630

	Shares	Value
SECURITIES SOLD SHORT - (23.1%)
COMMON STOCKS - (22.9%)
Commercial Banks - (6.8%)
M&T Bank Corp.	(78,255)	$ (9,144,879)
MB Financial, Inc.	(8,015)	(230,672)
PacWest Bancorp	(55,924)	(1,980,828)
Diversified Financial Services - (5.7%)
IntercontinentalExchange, Inc. (B)	(52,646)	(9,605,263)
Electrical Equipment - (0.1%)
Schneider Electric SA	(1,341)	(106,701)
Food & Staples Retailing - (0.9%)
Loblaw Cos., Ltd.	(32,021)	(1,527,942)
Food Products - (0.8%)
WhiteWave Foods Co. - Class A (B)	(71,166)	(1,330,092)
Insurance - (2.9%)
Fidelity National Financial, Inc. - Class A	(72,187)	(1,767,138)
Great-West Lifeco, Inc. - Class Common Subscription Receipt	(108,866)	(3,153,309)
Internet Software & Services - (0.6%)
Trulia, Inc. (B)	(27,763)	(1,034,449)
Media - (0.1%)
Liberty Global PLC - Series C (B)	(2,421)	(176,007)
Metals & Mining - (0.5%)
New Gold, Inc. (B)	(125,881)	(914,295)
Pharmaceuticals - (1.6%)
Perrigo Co.	(20,904)	(2,600,248)
Real Estate Investment Trusts - (1.6%)
Mid-America Apartment Communities, Inc.	(39,212)	(2,648,771)
Specialty Retail - (0.6%)
Office Depot, Inc. (B)	(233,354)	(1,010,423)
Thrifts & Mortgage Finance - (0.7%)
Provident New York Bancorp	(113,165)	(1,227,840)

Total Common Stocks (proceeds $(35,691,165))		(38,458,857)

INVESTMENT COMPANY - (0.2%)
United States - (0.2%)
SPDR S&P 500 ETF Trust	(2,210)	(372,739)

Total Investment Company (cost $(352,253))		(372,739)

Total Securities Sold Short (proceeds $(36,043,418))		(38,831,596)

	Contracts	Value
WRITTEN OPTIONS - (0.1%)
Call Options - (0.0%) (C)
BMC Software, Inc.
Strike Price $ 46.00
Expires 08/17/2013	30	$ (450)
BMC Software, Inc.
Strike Price $ 47.00
Expires 08/17/2013	15	(75)
Cooper Tire & Rubber Co.
Strike Price $ 33.00
Expires 08/17/2013	14	(1,085)
Leap Wireless International, Inc.
Strike Price $ 17.00
Expires 08/17/2013	427	(9,394)
Leap Wireless International, Inc.
Strike Price $ 17.00
Expires 09/21/2013	70	(1,470)
Leap Wireless International, Inc.
Strike Price $ 18.00
Expires 08/17/2013	46	(345)
Leap Wireless International, Inc.
Strike Price $ 19.00
Expires 08/17/2013	46	(138)
Leap Wireless International, Inc.
Strike Price $ 21.00
Expires 10/19/2013	684	(10,944)
Life Technologies Corp.
Strike Price $ 75.00
Expires 08/17/2013	8	(80)
OfficeMax, Inc.
Strike Price $ 11.00
Expires 08/17/2013	56	(3,080)
Optimer Pharmaceuticals, Inc.
Strike Price $ 12.50
Expires 09/21/2013	26	(650)
Perrigo Co.
Strike Price $ 115.00
Expires 09/21/2013	3	(3,810)
Saks, Inc.
Strike Price $ 16.00
Expires 09/21/2013	38	(570)
Sprint Corp.
Strike Price $ 6.00
Expires 09/21/2013	34	(1,020)
Sprint Corp.
Strike Price $ 8.00
Expires 08/17/2013	654	(654)
Put Options - (0.1%)
Leap Wireless International, Inc.
Strike Price $ 15.00
Expires 10/19/2013	684	(7,524)
Leap Wireless International, Inc.
Strike Price $ 16.00
Expires 08/17/2013	9	(81)
Leap Wireless International, Inc.
Strike Price $ 16.00
Expires 10/19/2013	689	(23,426)
Leap Wireless International, Inc.
Strike Price $ 17.00
Expires 08/17/2013	426	(18,318)
Leap Wireless International, Inc.
Strike Price $ 17.00
Expires 09/21/2013	70	(3,430)
Office Depot, Inc.
Strike Price $ 4.50
Expires 08/17/2013	106	(2,120)
Saks, Inc.
Strike Price $ 16.00
Expires 09/21/2013	65	(975)
Sourcefire, Inc.
Strike Price $ 75.00
Expires 08/17/2013	1	(1)
Sprint Corp.
Strike Price $ 6.00
Expires 09/21/2013	34	(816)

Total Written Options (premiums $(96,334))		(90,456)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (F)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (G)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
DE Master Blenders (H)	EUR-1M-LIBOR-BBA	12/02/2013	UBS	$113,000	$4,510	$0	$4,510
Flinders Mines, Ltd. (H)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	910,015	(1,727)	0	(1,727)
Life Technologies Corp. (H)	USD-1M-LIBOR-BBA	12/02/2013	UBS	42,371	(1,216)	0	(1,216)
Yancoal Australia, Ltd. (H)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	238,802	(470)	0	(470)
Yancoal Australia, Ltd. - CVR (H)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	365,893	(6,066)	0	(6,066)

					$(4,969)	$0	$(4,969)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (G)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Yanzhou Coal Mining Co. Ltd. (H)	HKD-1M-LIBOR-BBA	05/16/2018	UBS	$33,992	$2,192	$0	$2,192

FORWARD FOREIGN CURRENCY CONTRACTS: (F)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	GSC	16,000	08/15/2013	$14,514	$(148)
AUD	GSC	12,000	08/15/2013	11,067	(293)
AUD	GSC	75,000	08/15/2013	69,586	(2,246)
AUD	GSC	323,000	08/15/2013	292,343	(2,331)
AUD	GSC	(4,231,000)	08/15/2013	(3,859,814)	60,932
AUD	GSC	(130,000)	08/15/2013	(117,443)	720
AUD	GSC	(300,000)	08/15/2013	(275,561)	6,201
AUD	GSC	(730,000)	08/15/2013	(667,761)	12,317
CAD	GSC	8,040,000	08/15/2013	7,748,882	75,897
CAD	GSC	180,000	08/15/2013	174,960	221
CAD	GSC	(9,369,200)	08/15/2013	(9,010,492)	(107,906)
CAD	GSC	(100,000)	08/15/2013	(96,125)	(1,198)
CAD	GSC	(500,000)	08/15/2013	(479,212)	(7,404)
CAD	GSC	(830,000)	08/15/2013	(799,292)	(8,490)
CAD	GSC	(64,000)	08/15/2013	(62,222)	(65)
CAD	GSC	(370,000)	08/15/2013	(359,573)	(522)
CAD	GSC	(100,000)	08/15/2013	(96,885)	(438)
CAD	GSC	(70,000)	08/15/2013	(67,164)	(962)
CAD	GSC	(100,000)	08/15/2013	(97,307)	(16)
CAD	GSC	(373,000)	08/15/2013	(361,689)	(1,326)
CAD	GSC	(37,000)	08/15/2013	(35,610)	(400)
CAD	GSC	(200,000)	08/15/2013	(192,805)	(1,842)
CAD	GSC	(220,000)	08/15/2013	(212,578)	(1,532)
EUR	GSC	(9,760,000)	08/15/2013	(12,725,186)	(259,712)
EUR	GSC	(55,000)	08/15/2013	(71,842)	(1,331)
EUR	GSC	(300,000)	08/15/2013	(391,815)	(7,311)
EUR	GSC	(70,000)	08/15/2013	(91,430)	(1,699)
EUR	GSC	(60,000)	08/15/2013	(78,932)	(893)
EUR	GSC	(580,000)	08/15/2013	(762,013)	(9,631)
EUR	GSC	(350,000)	08/15/2013	(461,447)	(4,200)
EUR	GSC	(100,000)	08/15/2013	(132,729)	(313)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(98,000)	08/15/2013	$(130,114)	$(267)
EUR	GSC	(332,000)	08/15/2013	(440,366)	(1,334)
EUR	GSC	(35,000)	08/15/2013	(46,152)	(413)
EUR	GSC	(4,000)	08/15/2013	(5,289)	(32)
GBP	GSC	(192,000)	08/15/2013	(291,384)	(662)
HKD	GSC	160,000	08/15/2013	20,626	6
HKD	GSC	(160,000)	08/15/2013	(20,627)	(4)
NOK	GSC	80,000	08/15/2013	13,517	51
NOK	GSC	420,000	08/15/2013	70,709	522
NOK	GSC	136,000	08/15/2013	23,029	36
NOK	GSC	(6,655,000)	08/15/2013	(1,090,805)	(37,874)
NOK	GSC	(110,000)	08/15/2013	(18,518)	(138)
SEK	GSC	130,000	08/15/2013	19,928	9
SEK	GSC	350,000	08/15/2013	53,620	57
SEK	GSC	(3,171,000)	08/15/2013	(473,072)	(13,243)
SEK	GSC	(150,000)	08/15/2013	(23,245)	240
THB	GSC	(18,122,000)	08/15/2013	(580,368)	1,929
THB	GSC	(1,500,000)	08/15/2013	(48,058)	180
THB	GSC	(1,700,000)	08/15/2013	(54,405)	143
THB	GSC	(4,630,000)	08/15/2013	(148,999)	1,213
THB	GSC	(5,193,000)	08/15/2013	(165,577)	(179)
THB	GSC	(1,300,000)	08/15/2013	(41,817)	322
THB	GSC	(1,700,000)	08/15/2013	(54,867)	604

					$(314,755)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $30,248,250.
(E)	Aggregate cost for federal income tax purposes is $169,153,465. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,012,749 and $2,113,854, respectively. Net unrealized appreciation for tax purposes is $1,898,895.
(F)	Cash in the amount of $7,182,146 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(G)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued derivatives is $(2,777), or less than 0.01% of the fund’s net assets.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stock	$3,153,396	$—	$—	$3,153,396
Common Stocks	126,242,507	23,043,866	—	149,286,373
Purchased Options	96,535	—	—	96,535
Repurchase Agreement	—	18,516,056	—	18,516,056

Total Investment Securities	$129,492,438	$41,559,922	$—	$171,052,360

Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$161,600	$—	$161,600
Total Return Swap Agreements (J)	—	6,702	—	6,702

Total Derivative Financial Instruments	$—	$168,302	$—	$168,302

Other Assets (K)
Cash	$4,788,547	$—	$—	$4,788,547
Cash on Deposit with Broker	41,739,719	—	—	41,739,719
Other Assets	—	—	1,197	1,197

Total Other Assets	$46,528,266	$—	$1,197	$46,529,463

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Securities Sold Short
Common Stocks	$(38,352,156)	$(106,701)	$—	$(38,458,857)
Investment Company	(372,739)	—	—	(372,739)

Total Securities Sold Short	$(38,724,895)	$(106,701)	$—	$(38,831,596)

Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(476,355)	$—	$(476,355)
Total Return Swap Agreements (J)	—	(9,479)	—	(9,479)
Written Options	(90,456)	—	—	(90,456)

Total Derivative Financial Instruments	$(90,456)	$(485,834)	$—	$(576,290)

Other Liabilities (K)
Foreign Currency	$(27,636)	$—	$—	$(27,636)

Total Other Liabilities	$(27,636)	$—	$—	$(27,636)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(K)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (L)
Other Assets (N)	$204,166	$—	$—	$—	$—	$(202,969)	$—	$—	$1,197	$(202,969)

(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.
(N)	Other assets include pending litigation receivable.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 46.7%
Transamerica Core Bond (A)	17,334,796	$ 178,548,400
Transamerica Emerging Markets Debt (A)	1,615,191	17,234,088
Transamerica Flexible Income (A)	1,689,322	15,761,372
Transamerica High Yield Bond (A)	2,845,173	27,768,890
Transamerica International Bond (A)	951,161	9,188,219
Transamerica Money Market (A)	4,539,428	4,539,428
Transamerica Short-Term Bond (A)	8,108,105	82,864,833
Transamerica Total Return (A)	17,645,913	183,870,409
Global/International Equity - 6.1%
Transamerica Developing Markets Equity (A)	1,263,235	14,110,338
Transamerica Emerging Markets Equity (A)	438,022	4,156,825
Transamerica International (A)	740,651	7,450,946
Transamerica International Equity (A)	152,594	2,583,416
Transamerica International Equity Opportunities (A)	770,367	6,224,563
Transamerica International Small Cap (A)	596,889	5,377,970
Transamerica International Value Opportunities (A)	688,134	6,537,275
Transamerica Value (A)	788,440	21,130,182
Inflation-Protected Securities - 5.2%
Transamerica Real Return TIPS (A)	5,778,471	57,842,499
Tactical and Specialty - 14.1%
Transamerica Arbitrage Strategy (A)	1,901,956	18,981,522
Transamerica Bond (A)	6,191,555	64,701,749
Transamerica Commodity Strategy (A) (B)	1,121,275	9,575,690
Transamerica Global Allocation (A)	1,892,493	21,839,364
Transamerica Global Macro (A) (B)	1,569,470	8,741,946
Transamerica Global Real Estate Securities (A)	79,101	1,016,449
Transamerica Long/Short Strategy (A) (B)	1,132,638	9,899,258
Transamerica Managed Futures Strategy (A) (B)	2,194,536	22,428,158
U.S. Equity - 28.0%
Transamerica Capital Growth (A)	1,153,364	15,132,141
Transamerica Diversified Equity (A) (B)	3,094,541	50,967,088
Transamerica Dividend Focused (A)	3,720,592	43,270,491
Transamerica Growth (A)	3,408,740	49,051,769
Transamerica Growth Opportunities (A)	1,701,917	18,363,689
Transamerica Large Cap Growth (A)	290,222	3,299,820
Transamerica Large Cap Value (A)	4,542,953	63,056,193
Transamerica Mid Cap Value (A)	621,742	9,935,439
Transamerica Select Equity (A)	3,178,211	43,223,666
Transamerica Small Cap Growth (A)	805,756	9,451,514
Transamerica Small Cap Value (A)	422,518	5,404,001
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	1,529	9,523

Total Investment Companies (cost $995,973,198)		1,113,539,123

Total Investment Securities (cost $995,973,198) (G)		1,113,539,123
Other Assets and Liabilities - Net		(856,728)

Net Assets		$ 1,112,682,395

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Illiquid. Total aggregate market value of illiquid securities is $9,523, or less than 0.01% of the fund’s net assets.
(E)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 15,291	$ 9,523	0.00	% (H)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $9,523, or less than 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $995,973,198. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $125,529,420 and $7,963,495, respectively. Net unrealized appreciation for tax purposes is $117,565,925.
(H)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$519,775,639	$—	$—	$519,775,639
Global/International Equity	67,571,515	—	—	67,571,515
Inflation-Protected Securities	57,842,499	—	—	57,842,499
Tactical and Specialty	157,184,136	—	—	157,184,136
U.S. Equity	311,155,811	—	9,523	311,165,334

Total Investment Securities	$1,113,529,600	$—	$9,523	$1,113,539,123

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (J)
Due to Custodian	$(11,372)	$—	$—	$(11,372)

Total Other Liabilities	$(11,372)	$—	$—	$(11,372)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at July 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held on July 31, 2013 (L)
Investment Companies	$208,417	$—	$(188,624)	$—	$(4,502)	$(5,768)	$—	$—	$9,523	$(5,768)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,267	$ 60,267
Global/International Equity - 18.6%
Transamerica Developing Markets Equity (B)	6,684,825	74,669,497
Transamerica Emerging Markets Equity (B)	2,469,960	23,439,918
Transamerica International (B)	3,650,880	36,727,857
Transamerica International Equity (B)	2,297,278	38,892,924
Transamerica International Equity Opportunities (B)	1,217,303	9,835,805
Transamerica International Small Cap (B)	2,102,264	18,941,397
Transamerica International Value Opportunities (B)	2,275,306	21,615,403
Transamerica Value (B)	1,860,413	49,859,061
Tactical and Specialty - 10.4%
Transamerica Arbitrage Strategy (B)	1,938,468	19,345,910
Transamerica Commodity Strategy (B) (C)	1,506,270	12,863,543
Transamerica Global Allocation (B)	961,576	11,096,588
Transamerica Global Macro (B) (C)	575,076	3,203,172
Transamerica Global Real Estate Securities (B)	2,394,696	30,771,846
Transamerica Managed Futures Strategy (B) (C)	7,466,087	76,303,407
U.S. Equity - 71.1%
Transamerica Capital Growth (B)	5,564,939	73,011,994
Transamerica Diversified Equity (B) (C)	8,334,070	137,262,126
Transamerica Dividend Focused (B)	14,363,160	167,043,553
Transamerica Growth (B)	9,517,022	136,949,952
Transamerica Growth Opportunities (B)	4,634,149	50,002,469
Transamerica Large Cap Growth (B)	959,877	10,913,802
Transamerica Large Cap Value (B)	11,972,828	166,182,849
Transamerica Mid Cap Value (B)	4,283,888	68,456,529
Transamerica Select Equity (B)	12,283,125	167,050,494
Transamerica Small Cap Growth (B)	2,816,265	33,034,794
Transamerica Small Cap Value (B)	2,806,193	35,891,215
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,111	31,831

Total Investment Companies (cost $1,116,119,008)		1,473,458,203

Total Investment Securities (cost $1,116,119,008) (H)		1,473,458,203
Other Assets and Liabilities - Net		(1,546,932)

Net Assets		$ 1,471,911,271

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $31,831, or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $31,831, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 51,111	$ 31,831	0.00	% (I)

(G)	Investment in affiliated company of Transamerica Asset Management, Inc.
(H)	Aggregate cost for federal income tax purposes is $1,116,119,008. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $361,331,022 and $3,991,827, respectively. Net unrealized appreciation for tax purposes is $357,339,195.
(I)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$60,267	$—	$—	$60,267
Global/International Equity	273,981,862	—	—	273,981,862
Tactical and Specialty	153,584,466	—	—	153,584,466
U.S. Equity	1,045,799,777	—	31,831	1,045,831,608

Total Investment Securities	$1,473,426,372	$—	$31,831	$1,473,458,203

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (K)
Due to Custodian	$(1,778)	$—	$—	$(1,778)

Total Other Liabilities	$(1,778)	$—	$—	$(1,778)

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(K)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (M)
Investment Companies	$696,641	$—	$(630,483)	$—	$(15,047)	$(19,280)	$—	$—	$31,831	$(19,280)

(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 17.4%
Transamerica Core Bond (A)	10,034,184	$ 103,352,094
Transamerica Emerging Markets Debt (A)	1,463,083	15,611,098
Transamerica High Yield Bond (A)	4,116,449	40,176,541
Transamerica International Bond (A)	1,502,968	14,518,673
Transamerica Short-Term Bond (A)	6,603	67,488
Transamerica Total Return (A)	32,172,984	335,242,493
Global/International Equity - 13.1%
Transamerica Developing Markets Equity (A)	7,896,924	88,208,636
Transamerica Emerging Markets Equity (A)	2,975,341	28,235,984
Transamerica International (A)	6,638,719	66,785,514
Transamerica International Equity (A)	1,933,639	32,736,509
Transamerica International Equity Opportunities (A)	2,029,126	16,395,340
Transamerica International Small Cap (A)	3,223,714	29,045,667
Transamerica International Value Opportunities (A)	3,833,251	36,415,882
Transamerica Value (A)	3,238,905	86,802,648
Inflation-Protected Securities - 2.0%
Transamerica Real Return TIPS (A)	5,729,148	57,348,769
Tactical and Specialty - 11.3%
Transamerica Arbitrage Strategy (A)	3,167,735	31,614,000
Transamerica Bond (A)	4,136,596	43,227,433
Transamerica Commodity Strategy (A) (B)	4,856,755	41,476,685
Transamerica Global Allocation (A)	6,406,748	73,933,877
Transamerica Global Real Estate Securities (A)	3,729,467	47,923,653
Transamerica Managed Futures Strategy (A) (B)	9,206,711	94,092,590
U.S. Equity - 56.3%
Transamerica Capital Growth (A)	7,240,012	94,988,951
Transamerica Diversified Equity (A) (B)	13,515,652	222,602,784
Transamerica Dividend Focused (A)	23,058,527	268,170,668
Transamerica Growth (A)	15,316,006	220,397,333
Transamerica Growth Opportunities (A)	9,361,483	101,010,398
Transamerica Large Cap Growth (A)	1,489,200	16,932,206
Transamerica Large Cap Value (A)	19,234,834	266,979,499
Transamerica Mid Cap Value (A)	6,995,604	111,789,746
Transamerica Select Equity (A)	19,796,372	269,230,665
Transamerica Small Cap Growth (A)	2,504,603	29,378,995
Transamerica Small Cap Value (A)	3,582,970	45,826,182
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	4,660	29,021

Total Investment Companies (cost $2,369,580,724)		2,930,548,022

Total Investment Securities (cost $2,369,580,724) (G)		2,930,548,022
Other Assets and Liabilities - Net		(2,642,817)

Net Assets		$ 2,927,905,205

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $29,021, or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $29,021, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 46,600	$ 29,021	0.00	% (H)

(G)	Aggregate cost for federal income tax purposes is $2,369,580,724. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $580,845,251 and $19,877,953, respectively. Net unrealized appreciation for tax purposes is $560,967,298.
(H)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$508,968,387	$—	$—	$508,968,387
Global/International Equity	384,626,180	—	—	384,626,180
Inflation-Protected Securities	57,348,769	—	—	57,348,769
Tactical and Specialty	332,268,238	—	—	332,268,238
U.S. Equity	1,647,307,427	—	29,021	1,647,336,448

Total Investment Securities	$2,930,519,001	$—	$29,021	$2,930,548,022

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (K)
Investment Companies	$635,151	$—	$(574,833)	$—	$(13,718)	$(17,579)	$—	$—	$29,021	$(17,579)

(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 35.1%
Transamerica Core Bond (A)	14,221,908	$ 146,485,654
Transamerica Emerging Markets Debt (A)	2,586,660	27,599,664
Transamerica Flexible Income (A)	4,303,494	40,151,596
Transamerica High Yield Bond (A)	3,474,469	33,910,816
Transamerica International Bond (A)	2,248,229	21,717,892
Transamerica Money Market (A)	3,391,313	3,391,313
Transamerica Short-Term Bond (A)	12,506,982	127,821,354
Transamerica Total Return (A)	33,834,094	352,551,261
Global/International Equity - 8.2%
Transamerica Developing Markets Equity (A)	3,358,808	37,517,885
Transamerica Emerging Markets Equity (A)	1,192,717	11,318,887
Transamerica International (A)	2,289,113	23,028,476
Transamerica International Equity (A)	699,200	11,837,451
Transamerica International Equity Opportunities (A)	2,100,206	16,969,661
Transamerica International Small Cap (A)	1,701,707	15,332,377
Transamerica International Value Opportunities (A)	1,803,560	17,133,820
Transamerica Value (A)	1,578,651	42,307,849
Inflation-Protected Securities - 3.0%
Transamerica Real Return TIPS (A)	6,387,654	63,940,412
Tactical and Specialty - 12.8%
Transamerica Arbitrage Strategy (A)	3,402,038	33,952,341
Transamerica Bond (A)	8,111,533	84,765,517
Transamerica Commodity Strategy (A) (B)	2,908,713	24,840,409
Transamerica Global Allocation (A)	3,973,012	45,848,554
Transamerica Global Macro (A) (B)	2,186,955	12,181,339
Transamerica Global Real Estate Securities (A)	1,004,454	12,907,239
Transamerica Long/Short Strategy (A) (B)	1,679,909	14,682,407
Transamerica Managed Futures Strategy (A) (B)	4,611,248	47,126,956
U.S. Equity - 41.0%
Transamerica Capital Growth (A)	4,794,126	62,898,938
Transamerica Diversified Equity (A) (B)	7,978,284	131,402,336
Transamerica Dividend Focused (A)	11,287,401	131,272,473
Transamerica Growth (A)	9,024,857	129,867,696
Transamerica Growth Opportunities (A)	5,033,261	54,308,885
Transamerica Large Cap Growth (A)	925,881	10,527,265
Transamerica Large Cap Value (A)	9,423,034	130,791,711
Transamerica Mid Cap Value (A)	3,212,900	51,342,139
Transamerica Select Equity (A)	9,688,115	131,758,361
Transamerica Small Cap Growth (A)	1,571,384	18,432,339
Transamerica Small Cap Value (A)	2,193,767	28,058,278
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	2,887	17,979

Total Investment Companies (cost $1,842,934,389)		2,149,999,530

Total Investment Securities (cost $1,842,934,389) (G)		2,149,999,530
Other Assets and Liabilities - Net		(1,117,613)

Net Assets		$ 2,148,881,917

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $17,979, or less than 0.01% of the fund’s net assets.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Illiquid. Total aggregate market value of illiquid securities is $17,979, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 28,869	$ 17,979	0.00	% (H)

(G)	Aggregate cost for federal income tax purposes is $1,842,934,389. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $325,635,400 and $18,570,259, respectively. Net unrealized appreciation for tax purposes is $307,065,141.
(H)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$753,629,550	$—	$—	$753,629,550
Global/International Equity	175,446,406	—	—	175,446,406
Inflation-Protected Securities	63,940,412	—	—	63,940,412
Tactical and Specialty	276,304,762	—	—	276,304,762
U.S. Equity	880,660,421	—	17,979	880,678,400

Total Investment Securities	$2,149,981,551	$—	$17,979	$2,149,999,530

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (J)
Due to Custodian	$(9,472)	$—	$—	$(9,472)

Total Other Liabilities	$(9,472)	$—	$—	$(9,472)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward – Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (L)
Investment Companies	$393,474	$—	$(356,107)	$—	$(8,498)	$(10,890)	$—	$—	$17,979	$(10,890)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.6%
United States - 5.6%
U.S. Treasury Bond
2.88%, 05/15/2043 (A)	$ 12,330,000	$ 10,611,506
U.S. Treasury Note
0.63%, 07/15/2016	7,250,000	7,256,228
0.88%, 01/31/2017	26,135,000	26,173,784

Total U.S. Government Obligations (cost $44,732,656)		44,041,518

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
United States - 2.9%
Freddie Mac
3.50%, 07/01/2042 - 05/01/2043	23,009,596	23,161,744

Total U.S. Government Agency Obligations (cost $24,283,327)		23,161,744

FOREIGN GOVERNMENT OBLIGATIONS - 12.5%
Australia - 0.2%
Queensland Treasury Corp., Series MTN
7.13%, 09/18/2017 - 144A	NZD 1,640,000	1,443,025
Brazil - 1.2%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL 9,100,000	3,719,618
10.25%, 01/10/2028	12,250,000	5,570,988
Canada - 5.1%
Canadian Government Bond
2.75%, 09/01/2016	CAD 19,040,000	19,281,545
3.00%, 12/01/2015	2,375,000	2,403,997
4.25%, 06/01/2018	1,600,000	1,732,630
Province of Ontario Canada
2.95%, 02/05/2015	$ 7,070,000	7,331,936
4.20%, 03/08/2018 - 06/02/2020	CAD 6,965,000	7,336,965
Province of Quebec Canada
6.75%, 11/09/2015	NZD 2,825,000	2,393,870
Ireland - 0.4%
Ireland Government Bond
5.00%, 10/18/2020	EUR 285,000	410,543
5.40%, 03/13/2025	2,060,000	3,012,929
Italy - 0.1%
Italy Buoni Poliennali del Tesoro
5.75%, 02/01/2033	560,000	822,791
Malaysia - 0.9%
Malaysia Government Bond
3.31%, 10/31/2017	MYR 23,625,000	7,154,705
Mexico - 2.2%
Mexican Bonos
7.75%, 11/13/2042	MXN 43,500,000	3,641,188
United Mexican States
8.00%, 12/07/2023	150,800,000	13,575,406
Philippines - 0.3%
Philippine Government International Bond
3.90%, 11/26/2022	PHP 70,000,000	1,621,863
4.95%, 01/15/2021	50,000,000	1,243,380
Portugal - 0.4%
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/2023 - Reg S (A)	EUR 2,585,000	3,088,841
Spain - 1.5%
Spain Government Bond
4.65%, 07/30/2025	8,860,000	11,587,653
Uruguay - 0.2%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU 32,440,366	1,676,555

Total Foreign Government Obligations (cost $94,745,453)		99,050,428

	Principal	Value
MORTGAGE-BACKED SECURITIES - 7.8%
United States - 7.8%
Banc of America Funding Corp.
Series 2006-I, Class 1A1
2.57%, 12/20/2036 (B)	$ 165,074	$ 164,176
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035	800,000	805,855
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.79%, 04/10/2049 (B)	500,000	561,175
Banc of America Mortgage Trust
Series 2004-8, Class 1A19
5.50%, 10/25/2034	1,251,871	1,288,053
Series 2004-A, Class 2A2
2.93%, 02/25/2034 (B)	1,065,738	1,043,006
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 11A1
2.99%, 01/25/2035 (B)	67,690	63,220
Series 2004-3, Class 2A
2.60%, 07/25/2034 (B)	199,203	192,165
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100,000	3,482,289
Countrywide Alternative Loan Trust
Series 2004-J9, Class 1A5
4.80%, 10/25/2034 (C)	349,607	353,549
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-HYB4, Class 2A1
2.55%, 09/20/2034 (B)	521,403	486,852
Series 2005-11, Class 4A1
0.46%, 04/25/2035 (B)	765,648	599,649
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4
5.25%, 05/25/2028	286,945	293,984
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.87%, 06/15/2039 (B)	2,019,723	2,245,367
Series 2007-C4, Class A4
5.95%, 09/15/2039 (B)	1,200,000	1,339,160
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	4,785,000	5,338,495
Series 2008-C1, Class A3
6.25%, 02/15/2041 (B)	1,540,000	1,759,835
CW Capital Cobalt, Ltd.
Series 2006-C1, Class AM
5.25%, 08/15/2048	950,000	999,554
Extended Stay America Trust
Series 2013-ESH7, Class D7
5.52%, 12/05/2031 - 144A (B)	5,130,000	5,140,445
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	335,637	341,513
Series 2005-AR4, Class 3A1
3.39%, 07/19/2035 (B)	1,491,485	1,335,643

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GS Mortgage Securities Trust
Series 2007-GG10, Class AM
6.00%, 08/10/2045 (B)	$ 3,110,000	$ 3,062,958
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
3.13%, 12/25/2034 (B)	1,121,420	950,890
Series 2004-14, Class 5A1
2.71%, 12/25/2034 (B)	1,593,708	1,556,605
Series 2005-AR6, Class 4A5
2.66%, 09/25/2035 (B)	2,700,000	2,600,197
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.51%, 07/25/2045 (B)	297,949	252,633
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (B)	400,000	408,134
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
2.74%, 07/25/2035 (B)	207,903	206,571
Series 2007-A1, Class 5A1
2.99%, 07/25/2035 (B)	725,808	709,817
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class AM
5.86%, 09/12/2049 (B)	650,000	728,692
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (B)	875,000	936,960
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,575,000	1,569,519
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
6.00%, 08/12/2045 - 144A (B)	2,900,000	3,187,277
Motel 6 Trust
Series 2012-MTL6, Class D
3.78%, 10/05/2025 - 144A	1,400,000	1,353,286
RALI Trust
Series 2003-QS17, Class CB5
5.50%, 09/25/2033	1,095,000	1,121,916
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	2,473,596	2,609,394
Series 2004-21XS, Class 1A5
5.00%, 12/25/2034 (C)	856,276	884,914
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM
5.60%, 10/15/2048 (B)	2,200,000	2,389,550
WaMu Mortgage Pass-Through Certificates
Series 2004-AR1, Class A
2.56%, 03/25/2034 (B)	600,914	591,064
Series 2004-AR14, Class A1
2.43%, 01/25/2035 (B)	1,885,446	1,887,765
Series 2006-AR17, Class 1A1A
0.97%, 12/25/2046 (B)	275,638	235,779
Series 2007-OA3, Class 2A1A
0.92%, 04/25/2047 (B)	527,009	462,142
Wells Fargo Mortgage Backed Securities Trust
Series 2003-M, Class A1
4.69%, 12/25/2033 (B)	926,398	928,748
Series 2003-N, Class 1A2
4.60%, 12/25/2033 (B)	758,968	769,894
Series 2004-A, Class A1
4.91%, 02/25/2034 (B)	1,642,632	1,640,845
Series 2005-12, Class 1A2
5.50%, 11/25/2035	824,432	827,023
Series 2005-AR4, Class 2A2
2.73%, 04/25/2035 (B)	1,630,615	1,621,632

Total Mortgage-Backed Securities (cost $55,367,211)		61,328,190

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
United States - 3.4%
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	$ 875,000	$ 872,454
Series 2012-A6, Class A
0.32%, 08/15/2017 (B)	9,850,000	9,835,343
Series 2012-A8, Class A8
0.54%, 10/16/2017	1,350,000	1,343,966
Chesapeake Funding LLC
Series 2009-2A, Class B
1.94%, 09/15/2021 - 144A (B)	1,000,000	1,003,957
Series 2009-2A, Class C
1.94%, 09/15/2021 - 144A (B)	1,200,000	1,203,427
Citibank Credit Card Issuance Trust
Series 2013-A2, Class A2
0.47%, 05/26/2020 (B)	3,967,000	3,945,118
Countrywide Asset-Backed Certificates
Series 2004-13, Class AF5B
5.10%, 05/25/2035 (C)	625,000	588,587
DSC Floorplan Master Owner Trust
Series 2011-1, Class B
8.11%, 03/15/2016 - 144A	850,000	850,628
Ford Credit Auto Owner Trust
Series 2013-B, Class A3
0.57%, 10/15/2017	2,145,000	2,136,778
Springleaf Funding Trust
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	3,750,000	3,744,221
World Omni Auto Receivables Trust
Series 2013-A, Class A3
0.64%, 04/16/2018	1,299,000	1,291,279

Total Asset-Backed Securities (cost $26,420,957)		26,815,758

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Hercules, Inc.
6.50%, 06/30/2029	1,260,000	1,146,600
NGC Corp Capital Trust I
8.32%, 06/01/2027 (D)	200,000	0

Total Preferred Corporate Debt Securities (cost $1,076,001)		1,146,600

CORPORATE DEBT SECURITIES - 47.6%
Australia - 0.4%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 - 144A	3,685,000	3,119,658
Austria - 0.2%
OGX Austria GmbH
8.38%, 04/01/2022 - 144A	6,100,000	1,220,000
8.50%, 06/01/2018 - 144A (A)	800,000	160,000
Belgium - 0.1%
Delhaize Group SA
5.70%, 10/01/2040 (A)	500,000	480,956

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Brazil - 0.4%
BRF SA
3.95%, 05/22/2023 - 144A (A)	$ 3,085,000	$ 2,653,100
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 - 144A	200,000	175,000
Canada - 0.5%
Bell Canada, Series MTN
6.10%, 03/16/2035 - 144A	CAD 475,000	520,923
Bombardier, Inc.
7.45%, 05/01/2034 - 144A	$ 800,000	816,000
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A (A)	2,325,000	1,575,187
Methanex Corp.
3.25%, 12/15/2019	1,050,000	1,032,690
5.25%, 03/01/2022	350,000	367,896
Cayman Islands - 0.4%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A (A)	1,017,500	1,022,587
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 - 144A	500,000	443,750
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2023 - 144A	1,373,867	1,342,955
Chile - 0.0% (E)
Banco Santander Chile
6.50%, 09/22/2020 - 144A	CLP 100,000,000	191,690
France - 0.0% (E)
Societe Generale SA
5.20%, 04/15/2021 - 144A	$ 200,000	213,112
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/2022 (A)	2,450,000	1,951,560
Italy - 0.2%
Intesa Sanpaolo SpA
6.50%, 02/24/2021 - 144A (A)	1,845,000	1,870,074
Korea, Republic of - 1.2%
Export-Import Bank of Korea
4.00%, 11/26/2015 - 144A	PHP 386,300,000	9,094,906
Luxembourg - 2.9%
ArcelorMittal
6.00%, 03/01/2021 (A)	$ 1,490,000	1,501,175
6.75%, 02/25/2022 (A)	175,000	181,125
7.25%, 03/01/2041	4,715,000	4,367,269
7.50%, 10/15/2039	6,975,000	6,573,937
Telecom Italia Capital SA
6.00%, 09/30/2034 (A)	7,270,000	6,411,260
6.38%, 11/15/2033	4,240,000	3,875,712
Mexico - 0.8%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 50,000,000	3,870,756
Mexichem SAB de CV
4.88%, 09/19/2022 - 144A (A)	$ 800,000	788,000
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A (A)	1,980,000	1,999,800
Netherlands - 1.8%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017 (A)	1,030,000	1,087,969
3.88%, 02/08/2022	1,810,000	1,821,975
Enel Finance International NV
5.13%, 10/07/2019 - 144A	800,000	826,046
6.00%, 10/07/2039 - 144A	11,290,000	10,202,773
6.80%, 09/15/2037 - 144A	100,000	98,767

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 1.2%
Telefonica Emisiones SAU
7.05%, 06/20/2036	$ 8,925,000	$ 9,857,225
United Kingdom - 1.4%
Barclays Bank PLC, Series EMTN
6.00%, 01/14/2021 - Reg S	EUR 2,950,000	4,398,081
British Airways PLC
4.63%, 06/20/2024 - 144A	$ 2,118,000	2,139,180
5.63%, 12/20/2021 - 144A	2,268,000	2,330,370
HBOS PLC
6.00%, 11/01/2033 - 144A (A)	200,000	185,000
Lloyds TSB Bank PLC, Series EMTN
6.50%, 03/24/2020 - Reg S	EUR 1,300,000	1,933,157
United States - 35.9%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	$ 3,050,000	2,409,500
6.50%, 01/15/2028 (A)	1,275,000	994,500
Alcoa, Inc.
5.90%, 02/01/2027 (A)	3,590,000	3,472,363
6.75%, 01/15/2028	570,000	585,706
American International Group, Inc.
6.25%, 03/15/2087 (A)	4,900,000	5,022,500
8.18%, 05/15/2058 (B)	5,210,000	6,369,225
American Tower Corp.
4.70%, 03/15/2022	3,330,000	3,333,750
Arrow Electronics, Inc.
3.00%, 03/01/2018	1,640,000	1,641,978
Aviation Capital Group Corp.
6.75%, 04/06/2021 - 144A	1,055,000	1,128,374
Avon Products, Inc.
5.00%, 03/15/2023	2,295,000	2,287,376
Bank of America Corp.
8.00%, 01/30/2018 (B) (F)	215,000	238,113
Barrick North America Finance LLC
4.40%, 05/30/2021	1,110,000	1,007,252
Beazer Homes USA, Inc.
9.13%, 05/15/2019	1,890,000	2,012,850
Best Buy Co., Inc.
5.00%, 08/01/2018	3,125,000	3,104,516
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A	2,765,000	2,557,625
Bruce Mansfield Unit
6.85%, 06/01/2034 (A)	2,447,148	2,597,424
CenturyLink, Inc.
7.20%, 12/01/2025	595,000	600,950
7.60%, 09/15/2039	6,120,000	5,798,700
7.65%, 03/15/2042 (A)	1,540,000	1,455,300
Citigroup, Inc.
6.00%, 10/31/2033	11,785,000	11,873,482
ConAgra Foods, Inc.
6.63%, 08/15/2039 - 144A	3,060,000	3,611,960
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	840,000	844,200
6.25%, 10/11/2021	300,000	309,750
6.70%, 12/15/2022	688,166	729,456
CVS Pass-Through Trust
6.94%, 01/10/2030	1,154,087	1,346,413
DDR Corp.
7.88%, 09/01/2020 (A)	1,585,000	1,955,262
Delta Air Lines, Inc., Pass-Through Trust
6.82%, 02/10/2024	2,067,657	2,315,776
8.02%, 02/10/2024	1,713,017	1,832,928
Dillard’s, Inc.
7.13%, 08/01/2018	990,000	1,112,512
Dynegy Holdings, LLC
7.63%, 10/15/2026 - 144A (D)	450,000	0

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.25%, 12/01/2018 - 144A (G)	$ 5,843,167	$ 5,039,732
Energy Transfer Partners, LP
5.20%, 02/01/2022	1,095,000	1,171,174
Ford Motor Co.
7.50%, 08/01/2026	115,000	137,417
Forethought Financial Group, Inc.
8.63%, 04/15/2021 - 144A	1,430,000	1,598,342
Frontier Communications Corp.
7.88%, 01/15/2027	2,160,000	2,081,700
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)	6,600,000	7,425,000
General Electric Capital Corp., Series GMTN
5.50%, 02/01/2017	NZD 230,000	188,584
7.63%, 12/10/2014	320,000	267,922
Goldman Sachs Group, Inc.
6.45%, 05/01/2036	$ 4,950,000	5,108,494
HCA, Inc.
7.05%, 12/01/2027	105,000	103,163
7.50%, 12/15/2023	300,000	316,500
7.50%, 11/06/2033 (A)	3,355,000	3,388,550
7.69%, 06/15/2025	1,545,000	1,637,700
8.36%, 04/15/2024	190,000	211,850
HCA, Inc., Series MTN
7.58%, 09/15/2025	1,020,000	1,053,150
7.75%, 07/15/2036 (A)	125,000	127,813
HD Supply, Inc.
7.50%, 07/15/2020 - 144A (A)	70,000	74,200
Hewlett-Packard Co.
4.65%, 12/09/2021 (A)	3,830,000	3,884,489
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 - 144A	2,300,000	2,445,900
International Lease Finance Corp.
5.88%, 04/01/2019 (A)	4,345,000	4,540,525
6.25%, 05/15/2019 (A)	610,000	643,550
8.25%, 12/15/2020 (A)	710,000	821,825
8.63%, 01/15/2022 (A)	3,555,000	4,221,562
Jabil Circuit, Inc.
4.70%, 09/15/2022	5,880,000	5,747,700
JC Penney Corp., Inc.
6.38%, 10/15/2036 (A)	2,232,000	1,685,160
7.40%, 04/01/2037 (A)	1,355,000	1,050,125
7.63%, 03/01/2097 (A)	430,000	313,900
Jefferies Group, Inc.
5.13%, 01/20/2023 (A)	965,000	976,644
6.25%, 01/15/2036	3,210,000	3,189,430
6.45%, 06/08/2027	275,000	284,090
6.50%, 01/20/2043	1,945,000	1,943,695
6.88%, 04/15/2021 (A)	1,385,000	1,553,139
KB Home
7.25%, 06/15/2018 (A)	945,000	1,032,413
7.50%, 09/15/2022 (A)	2,210,000	2,370,225
8.00%, 03/15/2020	1,280,000	1,427,200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38%, 10/01/2017 - 144A	1,020,000	1,053,150
Lennar Corp.
5.00%, 11/15/2022 - 144A (A)	855,000	820,800
Level 3 Financing, Inc.
9.38%, 04/01/2019 (A)	100,000	111,000
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A (H) (I)	1,207,632	1,279,379
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027	1,065,000	1,201,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Masco Corp.
5.85%, 03/15/2017 (A)	$ 2,440,000	$ 2,653,500
6.50%, 08/15/2032	895,000	893,881
7.13%, 03/15/2020	1,505,000	1,704,412
7.75%, 08/01/2029	360,000	391,835
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A	2,700,000	2,382,887
7.38%, 07/15/2039 - 144A	5,400,000	4,878,754
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 (A)	100,000	109,628
6.11%, 01/29/2037	8,010,000	8,005,082
Merrill Lynch & Co., Inc., Series MTN
6.05%, 06/01/2034	820,000	861,342
Morgan Stanley, Series GMTN
7.60%, 08/08/2017	NZD 1,350,000	1,139,269
8.00%, 05/09/2017	AUD 2,470,000	2,442,164
Morgan Stanley, Series MTN
4.10%, 05/22/2023 (A)	$ 14,285,000	13,410,429
New Albertsons, Inc.
7.45%, 08/01/2029 (A)	1,305,000	991,800
7.75%, 06/15/2026	680,000	525,300
8.00%, 05/01/2031 (A)	905,000	705,900
New Albertsons, Inc., Series MTN
6.63%, 06/01/2028	4,210,000	2,910,162
Newfield Exploration Co.
5.63%, 07/01/2024 (A)	120,000	120,000
NLV Financial Corp.
7.50%, 08/15/2033 - 144A	190,000	194,266
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	5,728,569	6,215,497
Owens Corning, Inc.
7.00%, 12/01/2036	4,585,000	4,866,432
PulteGroup, Inc.
6.00%, 02/15/2035	305,000	269,925
6.38%, 05/15/2033	2,060,000	1,900,350
7.88%, 06/15/2032	3,500,000	3,815,000
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)	1,510,000	1,453,375
7.63%, 08/03/2021	1,000,000	1,095,000
Qwest Corp.
6.88%, 09/15/2033	2,770,000	2,735,375
7.20%, 11/10/2026	895,000	904,134
7.25%, 10/15/2035 (A)	290,000	295,965
Reliance Holdings USA, Inc.
5.40%, 02/14/2022 - 144A	500,000	519,246
SandRidge Energy, Inc.
7.50%, 02/15/2023 (A)	415,000	406,700
8.13%, 10/15/2022	1,370,000	1,390,550
SLM Corp., Series MTN
5.63%, 08/01/2033	3,610,000	3,005,325
7.25%, 01/25/2022	6,665,000	7,064,900
Southwestern Energy Co.
4.10%, 03/15/2022 (A)	1,570,000	1,567,315
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	7,760,000	7,798,800
Sprint Capital Corp.
6.88%, 11/15/2028	9,420,000	8,666,400
8.75%, 03/15/2032	165,000	174,075
Toys “R” Us, Inc.
7.38%, 10/15/2018 (A)	3,880,000	3,525,950
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	600,000	573,000
4.63%, 12/03/2026	1,750,000	1,719,375
5.90%, 04/01/2026	1,831,694	1,950,754
8.00%, 04/01/2021	1,638,818	1,798,602
U.S. Steel Corp.
6.65%, 06/01/2037 (A)	6,345,000	5,298,075

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UAL Pass-Through Trust
6.64%, 01/02/2024	$ 5,582,822	$ 5,861,964
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A	1,670,000	1,728,450
7.25%, 07/15/2022 - 144A (A)	1,395,000	1,482,187
VPI Escrow Corp.
6.38%, 10/15/2020 - 144A	7,245,000	7,480,462
Westvaco Corp.
8.20%, 01/15/2030	1,370,000	1,620,837
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	5,433,704
6.95%, 10/01/2027 (A)	130,000	147,077
7.38%, 03/15/2032	1,530,000	1,838,364

Total Corporate Debt Securities (cost $365,877,272)		376,703,938

CONVERTIBLE BONDS - 8.9%
United States - 8.9%
Chesapeake Energy Corp.
2.50%, 05/15/2037 (A)	935,000	894,678
Ciena Corp.
0.88%, 06/15/2017 (A)	3,945,000	3,821,719
3.75%, 10/15/2018 - 144A	4,125,000	5,566,172
Cobalt International Energy, Inc.
2.63%, 12/01/2019 (A)	1,810,000	2,026,069
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (A)	3,715,000	7,237,284
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	1,160,000	3,137,075
Hologic, Inc.
Series 2010
2.00%, 12/15/2037 (C)	40,000	47,075
Intel Corp.
2.95%, 12/15/2035 (A)	1,205,000	1,294,622
3.25%, 08/01/2039	5,700,000	7,075,125
Jefferies Group, Inc.
3.88%, 11/01/2029	3,445,000	3,645,241
LAM Research Corp.
1.25%, 05/15/2018 (A)	270,000	314,213
Lennar Corp.
Series 2005-8, Class 1A3
2.00%, 12/01/2020 - 144A	65,000	81,738
2.75%, 12/15/2020 - 144A	2,120,000	3,455,600
3.25%, 11/15/2021 - 144A	1,685,000	2,697,053
Level 3 Communications, Inc.
7.00%, 03/15/2015 - 144A (H) (I)	2,110,000	2,502,987
Level 3 Financing, Inc.
8.63%, 07/15/2020 (A)	985,000	1,083,500
Liberty Interactive LLC
3.50%, 01/15/2031	90,847	45,821
Micron Technology, Inc.
Series B
1.88%, 08/01/2031	1,300,000	1,907,750
2.38%, 05/01/2032	2,260,000	3,423,900
3.13%, 05/01/2032	175,000	260,640
Mylan, Inc.
3.75%, 09/15/2015	925,000	2,360,484
Novellus Systems, Inc.
2.63%, 05/15/2041	300,000	463,688
Old Republic International Corp.
3.75%, 03/15/2018 (A)	1,790,000	2,109,962
Peabody Energy Corp.
4.75%, 12/15/2066 (A)	2,079,000	1,563,148
Ryland Group, Inc.
1.63%, 05/15/2018 (A)	2,585,000	3,654,544
Standard Pacific Corp.
1.25%, 08/01/2032	3,075,000	3,851,437
Steel Dynamics, Inc.
5.13%, 06/15/2014	355,000	383,622
Trinity Industries, Inc.
3.88%, 06/01/2036 (A)	3,050,000	3,528,469
Xilinx, Inc.
2.63%, 06/15/2017	1,180,000	1,919,712

Total Convertible Bonds (cost $55,962,353)		70,353,328

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.4%
United States - 1.4%
AES Trust III, 6.75% (A)	10,950	$ 552,427
Cliffs Natural Resources, Inc., 7.00% (A)	31,420	593,838
El Paso Energy Capital Trust I, 4.75%	6,300	370,314
Health Care REIT, Inc. - Series I, 6.50%	52,350	3,143,094
Lucent Technologies Capital Trust I, 7.75% (A)	4,900	4,817,925
Wells Fargo & Co. - Series L, 7.50%	1,340	1,558,420

Total Convertible Preferred Stocks (cost $9,627,797)		11,036,018

PREFERRED STOCKS - 1.5%
United States - 1.5%
Ally Financial, Inc. 144A, 7.00%	5,495	5,443,141
Ally Financial, Inc. - Series A, 8.50% (B)	93,825	2,452,585
Countrywide Capital IV, 6.75% (A)	88,375	2,227,934
SLM Corp., 6.00%	78,825	1,764,892

Total Preferred Stocks (cost $9,155,634)		11,888,552

COMMON STOCKS - 1.1%
United States - 1.1%
Ford Motor Co. (A)	7,110	120,017
KB Home (A)	181,675	3,224,731
National Fuel Gas Co. (A)	69,815	4,526,107
Owens-Illinois, Inc. (J)	10,796	321,181
United Rentals, Inc. (A) (J)	3,951	226,471

Total Common Stocks (cost $5,323,779)		8,418,507

SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)	89,821,081	89,821,081

Total Securities Lending Collateral (cost $89,821,081)		89,821,081

	Principal	Value
REPURCHASE AGREEMENT - 5.8%

State Street Bank & Trust Co. 0.03% (K),
dated 07/31/2013, to be repurchased
at $45,573,038 on 08/01/2013.
Collateralized by a U.S. Government
Agency Obligation, 2.00%, due
11/01/2027, and with a value of $46,487,425.

	$ 45,573,000	$ 45,573,000

Total Repurchase Agreement (cost $45,573,000)		45,573,000

Total Investment Securities (cost $827,966,521) (L)		869,338,662
Other Assets and Liabilities - Net		(78,723,125)

Net Assets		$ 790,615,537

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Foreign Government Obligations	11.4%		$99,050,428
Mortgage-Backed Securities	7.0		61,328,190
Diversified Telecommunication Services	5.7		49,623,581
U.S. Government Obligations	5.1		44,041,518
Diversified Financial Services	4.2		36,513,531
Capital Markets	3.5		30,772,256
Household Durables	3.5		30,613,866
Metals & Mining	3.3		29,035,580
Airlines	3.3		28,620,852
Consumer Finance	3.2		27,529,643
Asset-Backed Securities	3.1		26,815,758
U.S. Government Agency Obligations	2.7		23,161,744
Commercial Banks	2.6		22,354,384
Electric Utilities	2.0		17,446,697
Oil, Gas & Consumable Fuels	2.0		17,430,081
Semiconductors & Semiconductor Equipment	1.9		16,659,650
Real Estate Investment Trusts	1.8		15,851,251
Insurance	1.8		15,294,295
Pharmaceuticals	1.5		13,051,583
Communications Equipment	1.5		12,791,891
Electronic Equipment & Instruments	1.4		12,207,603
Building Products	1.2		10,510,060
Trading Companies & Distributors	1.2		10,453,933
Aerospace & Defense	0.9		8,077,641
Automobiles	0.9		7,494,718
Food & Staples Retailing	0.8		6,960,531
Health Care Providers & Services	0.8		6,838,726
Specialty Retail	0.8		6,630,466
Food Products	0.7		6,265,060
Chemicals	0.7		5,892,811
Multiline Retail	0.6		5,363,305
Gas Utilities	0.5		4,526,107
Computers & Peripherals	0.4		3,884,489
Wireless Telecommunication Services	0.4		3,870,756
Machinery	0.4		3,528,469
Independent Power Producers & Energy Traders	0.4		3,149,851
Biotechnology	0.4		3,137,075
Personal Products	0.3		2,287,376
Paper & Forest Products	0.2		1,620,837
Road & Rail	0.1		1,128,374
Energy Equipment & Services	0.1		1,022,587
Construction & Engineering	0.1		443,750
Containers & Packaging	0.0	(E)	321,181
Professional Services	0.0	(E)	175,000
Distributors	0.0	(E)	74,200
Health Care Equipment & Supplies	0.0	(E)	47,075
Media	0.0	(E)	45,821

Investment Securities, at Value	84.4		733,944,581
Short-Term Investments	15.6		135,394,081

Total Investments	100.0%		$869,338,662

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $87,939,724. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	The security has a perpetual maturity. The date shown is the next call date.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS: (continued)

(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Illiquid. Total aggregate market value of illiquid securities is $3,782,366, or 0.48% of the fund’s net assets.
(I)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,207,632	$1,279,379	0.16%
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,096,211	2,502,987	0.32

			$3,303,843	$3,782,366	0.48%

(J)	Non-income producing security.
(K)	Rate shown reflects the yield at July 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $827,966,521. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $60,915,821 and $19,543,680, respectively. Net unrealized appreciation for tax purposes is $41,372,141.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $118,937,549, or 15.04% of the fund’s net assets.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$44,041,518	$—	$44,041,518
U.S. Government Agency Obligations	—	23,161,744	—	23,161,744
Foreign Government Obligations	—	99,050,428	—	99,050,428
Mortgage-Backed Securities	—	61,328,190	—	61,328,190
Asset-Backed Securities	—	26,815,758	—	26,815,758
Preferred Corporate Debt Securities
United States	—	1,146,600	0	1,146,600
Corporate Debt Securities
Australia	—	3,119,658	—	3,119,658
Austria	—	1,380,000	—	1,380,000
Belgium	—	480,956	—	480,956
Brazil	—	2,828,100	—	2,828,100
Canada	—	4,312,696	—	4,312,696
Cayman Islands	—	2,809,292	—	2,809,292
Chile	—	191,690	—	191,690
France	—	213,112	—	213,112
Isle of Man	—	1,951,560	—	1,951,560
Italy	—	1,870,074	—	1,870,074
Korea, Republic of	—	9,094,906	—	9,094,906
Luxembourg	—	22,910,478	—	22,910,478
Mexico	—	6,658,556	—	6,658,556
Netherlands	—	14,037,530	—	14,037,530
Spain	—	9,857,225	—	9,857,225
United Kingdom	—	10,985,788	—	10,985,788
United States	—	284,002,317	0	284,002,317
Convertible Bonds	—	70,353,328	—	70,353,328
Convertible Preferred Stocks	11,036,018	—	—	11,036,018
Preferred Stocks	11,888,552	—	—	11,888,552
Common Stocks	8,418,507	—	—	8,418,507
Securities Lending Collateral	89,821,081	—	—	89,821,081
Repurchase Agreement	—	45,573,000	—	45,573,000

Total Investment Securities	$121,164,158	$748,174,504	$0	$869,338,662

Other Assets (N)
Cash	$42,716	$—	$—	$42,716
Foreign Currency	548,091	—	—	548,091

Total Other Assets	$590,807	$—	$—	$590,807

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (N)
Collateral for Securities on Loan	$—	$(89,821,081)	$—	$(89,821,081)

Total Other Liabilities	$—	$(89,821,081)	$—	$(89,821,081)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Preferred Corporate Debt Securities	0	—	—	—	—	—	—	—	0	—

Total	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

(O)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C (A) (B) (C) (D)	1,099,962	$ 0

Total Preferred Stock (cost $4,993,827)		0

COMMON STOCKS - 95.9%
Automobiles - 2.1%
Tesla Motors, Inc. (B) (E)	103,640	13,916,779
Capital Markets - 2.5%
BlackRock, Inc. - Class A	58,889	16,604,342
Chemicals - 2.6%
Monsanto Co.	170,925	16,883,972
Commercial Services & Supplies - 3.1%
Edenred	627,395	20,102,661
Communications Equipment - 3.1%
Motorola Solutions, Inc.	366,545	20,097,662
Computers & Peripherals - 2.9%
Apple, Inc.	41,562	18,806,805
Diversified Financial Services - 4.1%
CME Group, Inc. - Class A	138,273	10,229,437
McGraw-Hill Cos., Inc.	151,922	9,397,895
MSCI, Inc. - Class A (B)	200,145	7,015,082
Electrical Equipment - 1.6%
First Solar, Inc. (B)	217,723	10,720,681
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	59,124	3,286,112
Food Products - 2.1%
Mead Johnson Nutrition Co. - Class A	187,798	13,679,206
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc. (B)	34,808	13,505,504
Health Care Technology - 0.6%
athenahealth, Inc. (B) (E)	36,472	4,083,040
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp.	255,483	18,200,609
Insurance - 4.7%
American International Group, Inc. (B)	152,489	6,939,774
Arch Capital Group, Ltd. (B) (E)	164,224	8,892,730
Progressive Corp.	578,994	15,059,634
Internet & Catalog Retail - 14.4%
Amazon.com, Inc. (B)	171,903	51,780,621
Groupon, Inc. - Class A (B)	1,671,238	14,807,169
NetFlix, Inc. (B)	13,886	3,391,239
priceline.com, Inc. (B)	28,010	24,527,517
Internet Software & Services - 19.2%
Baidu, Inc. - ADR (B)	68,098	9,010,046
Facebook, Inc. - Class A (B)	1,373,337	50,580,002
Google, Inc. - Class A (B)	53,758	47,715,601
LinkedIn Corp. - Class A (B)	53,591	10,921,310
Yandex NV - Class A (B)	244,515	7,946,737
IT Services - 7.0%
Mastercard, Inc. - Class A	37,910	23,148,225
Visa, Inc. - Class A	128,981	22,830,927

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 3.3%
Illumina, Inc. (B) (E)	272,208	$ 21,727,643
Media - 2.6%
Charter Communications, Inc. - Class A (B)	26,404	3,320,039
Naspers, Ltd. - Class N	121,572	10,177,519
Sirius XM Radio, Inc.	902,783	3,367,381
Oil, Gas & Consumable Fuels - 1.3%
Range Resources Corp.	108,854	8,610,351
Pharmaceuticals - 3.0%
Valeant Pharmaceuticals International, Inc. (B)	212,085	19,851,156
Professional Services - 2.6%
Intertek Group PLC	164,829	7,585,072
Verisk Analytics, Inc. - Class A (B)	153,060	9,850,941
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC - ADR	61,126	2,454,209
Software - 3.2%
Salesforce.com, Inc. (B)	332,834	14,561,487
Workday, Inc. - Class A (B)	92,823	6,338,883
Textiles, Apparel & Luxury Goods - 4.2%
Christian Dior SA	78,760	13,945,999
Coach, Inc. - Class A	257,440	13,677,787

Total Common Stocks (cost $456,193,058)		629,549,786

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	31,777,176	31,777,176

Total Securities Lending Collateral (cost $31,777,176)		31,777,176

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.03% (F), dated 07/31/2013, to be repurchased at $27,242,417 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 10/20/2027 - 11/01/2027, and with a total value of $27,791,239.	$ 27,242,395	27,242,395

Total Repurchase Agreement (cost $27,242,395)		27,242,395

Total Investment Securities (cost $520,206,456) (G)		688,569,357
Other Assets and Liabilities - Net		(32,345,308)

Net Assets		$ 656,224,049

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$ 4,993,827	$ 0	0.00%

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.
(D)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the fund’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $31,128,922. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at July 31, 2013.
(G)	Aggregate cost for federal income tax purposes is $520,206,456. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $177,126,360 and $8,763,459, respectively. Net unrealized appreciation for tax purposes is $168,362,901.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	577,738,535	51,811,251	—	629,549,786
Securities Lending Collateral	31,777,176	—	—	31,777,176
Repurchase Agreement	—	27,242,395	—	27,242,395

Total Investment Securities	$609,515,711	$79,053,646	$0	$688,569,357

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$—	$(31,777,176)	$—	$(31,777,176)

Total Other Liabilities	$—	$(31,777,176)	$—	$(31,777,176)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held on July 31, 2013 (K)
Common Stock	$15,877,995	$—	$(23,327,498)	$—	$—	$7,449,503	$—	$—	$—	$—
Preferred Stock	109,996	—	—	—	—	(109,996)	—	—	0	(109,996)

Total	$15,987,991	$—	$(23,327,498)	$—	$—	$7,339,507	$—	$—	$0	$(109,996)

(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 37.6%
U.S. Treasury Bill
0.02%, 09/19/2013 (A)	$ 20,000,000	$ 19,995,222
0.04%, 08/22/2013 (A)	20,000,000	19,998,017

Total Short-Term U.S. Government Obligations (cost $39,993,239)		39,993,239

REPURCHASE AGREEMENT - 53.6%
State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $56,991,055 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 11/01/2027 - 11/20/2027, and with a total value of $58,136,780.	56,991,008	56,991,008

Total Repurchase Agreement (cost $56,991,008)		56,991,008

Total Investment Securities (cost $96,984,247) (B)		96,984,247
Other Assets and Liabilities - Net		9,371,134

Net Assets		$ 106,355,381

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones-UBS Commodity Custom Index (E)	0.25%	01/13/2014	BOA	$548,126	$(7,409)	$0	$(7,409)
Dow Jones-UBS Commodity Custom Index (E)	0.27	07/10/2014	UBS	121,270	(3,272)	0	(3,272)
Dow Jones-UBS Commodity Custom Index (E)	0.27	07/10/2014	UBS	195,801	(2,512)	0	(2,512)
Dow Jones-UBS Commodity Custom Index (E)	0.27	07/10/2014	UBS	209,755	(2,375)	0	(2,375)

					$(15,568)	$0	$(15,568)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $96,984,247.
(C)	Cash in the amount of $10,965,575 has been segregated by the custodian as collateral for open swap contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(E)	Illiquid. Total aggregate market value of illiquid derivatives is $(15,568), or (0.01)% of the fund’s net assets.

DEFINITIONS:

BOA	Bank of America
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$39,993,239	$—	$39,993,239
Repurchase Agreement	—	56,991,008	—	56,991,008

Total Investment Securities	$—	$96,984,247	$—	$96,984,247

Other Assets (G)
Cash on Deposit with Custodian	$10,965,575	$—	$—	$10,965,575

Total Other Assets	$10,965,575	$—	$—	$10,965,575

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements (H)	$—	$(15,568)	$—	$(15,568)

Total Derivative Financial Instruments	$—	$(15,568)	$—	$(15,568)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.2%
U.S. Treasury Bond
4.50%, 02/15/2036	$ 5,900,000	$ 6,873,500
4.75%, 02/15/2037	1,850,000	2,231,274
5.50%, 08/15/2028	800,000	1,024,375
6.00%, 02/15/2026 (A)	200,000	264,969
6.13%, 11/15/2027	350,000	472,937
6.38%, 08/15/2027	50,000	68,945
6.63%, 02/15/2027 (A)	150,000	210,563
8.50%, 02/15/2020	50,000	70,688
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,712,300	3,338,885
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	2,129,640	2,297,681
U.S. Treasury Note
3.13%, 05/15/2021	1,100,000	1,174,852
3.63%, 02/15/2021	300,000	331,828
U.S. Treasury STRIPS
0.59%, 05/15/2016 (A) (B)	200,000	196,927
1.15%, 08/15/2017 (B)	300,000	287,125
1.25%, 11/15/2017 (A) (B)	3,625,000	3,445,225
1.81%, 05/15/2019 (B)	1,640,000	1,485,077
1.88%, 08/15/2019 (A) (B)	2,550,000	2,289,145
2.05%, 02/15/2020 (A) (B)	2,000,000	1,760,918
2.12%, 05/15/2020 (A) (B)	20,023,000	17,451,506
2.19%, 08/15/2020 (A) (B)	26,550,000	22,913,022
2.27%, 11/15/2020 (A) (B)	2,745,000	2,343,898
2.34%, 02/15/2021 (A) (B)	4,455,000	3,761,397
2.40%, 05/15/2021 (A) (B)	10,300,000	8,605,526
2.48%, 08/15/2021 (B)	9,900,000	8,175,865
2.59%, 02/15/2022 (B)	400,000	323,306
2.85%, 05/15/2023 (B)	1,000,000	763,736
3.01%, 02/15/2024 (B)	75,000	55,262
3.05%, 05/15/2024 (B)	300,000	218,427
3.10%, 08/15/2024 (B)	975,000	701,132
3.14%, 11/15/2024 (A) (B)	1,600,000	1,136,062
3.18%, 02/15/2025 (B)	1,150,000	806,839
3.21%, 05/15/2025 (B)	700,000	485,274
3.33%, 02/15/2026 (B)	500,000	334,155
3.36%, 05/15/2026 (B)	600,000	396,203
3.39%, 08/15/2026 (B)	890,000	580,564
3.46%, 02/15/2027 (B)	4,900,000	3,117,326
3.48%, 05/15/2027 (B)	850,000	533,978
3.51%, 08/15/2027 (A) (B)	100,000	62,058
3.54%, 11/15/2027 (B)	1,350,000	828,186
3.56%, 02/15/2028 (A) (B)	2,261,000	1,369,856
3.58%, 05/15/2028 (A) (B)	100,000	59,897
3.59%, 08/15/2028 (B)	1,000,000	592,132
3.61%, 11/15/2028 (B)	2,600,000	1,521,840
3.63%, 02/15/2029 (A) (B)	2,950,000	1,707,472
3.65%, 05/15/2029 (B)	100,000	57,227
3.67%, 08/15/2029 - 11/15/2029 (B)	5,300,000	2,990,765
3.69%, 02/15/2030 (A) (B)	4,350,000	2,407,938
3.70%, 05/15/2030 (A) (B)	1,825,000	998,846
3.72%, 08/15/2030 - 11/15/2030 (B)	1,850,000	996,116
3.75%, 05/15/2031 (A) (B)	650,000	340,431
3.76%, 11/15/2031 (B)	100,000	51,274
3.77%, 02/15/2032 (B)	650,000	329,800
3.78%, 05/15/2032 - 11/15/2032 (B)	5,350,000	2,652,123
3.80%, 05/15/2033 - 08/15/2033 (A) (B)	9,350,000	4,479,245
3.81%, 11/15/2033 (B)	600,000	283,080
3.82%, 02/15/2034 - 08/15/2034 (B)	2,100,000	974,989
3.83%, 02/15/2035 (A) (B)	1,700,000	761,909
3.85%, 05/15/2036 (A) (B)	100,000	42,597

Total U.S. Government Obligations (cost $119,444,920)		124,036,173

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.6%
Fannie Mae
Zero Coupon, 06/01/2017	$ 800,000	$ 758,668
0.39%, 10/27/2037 (C)	1,600,000	1,601,258
0.41%, 02/25/2036 - 03/25/2045 (C)	456,539	454,139
0.43%, 10/25/2046 (C)	438,492	436,338
0.44%, 06/27/2036 (C)	1,600,829	1,588,047
0.48%, 07/25/2036 (C)	402,724	403,278
0.49%, 03/25/2036 (C)	337,464	338,528
0.54%, 08/25/2036 (C)	269,000	269,318
0.59%, 06/25/2037 - 05/25/2042 (C)	706,755	703,610
0.70%, 08/25/2019 (C)	1,158,807	1,162,146
0.74%, 08/01/2022 - 08/25/2042 (C)	4,271,693	4,282,174
0.79%, 04/25/2040 (C)	1,697,940	1,712,835
0.93%, 01/01/2019 (C)	1,077,297	1,078,373
1.78%, 07/01/2037 (C)	192,462	203,712
1.92%, 09/01/2036 (C)	114,992	120,223
1.94%, 02/01/2037 (C)	217,331	227,253
2.03%, 02/01/2037 (C)	82,160	85,796
2.03%, 08/01/2019	2,233,000	2,195,340
2.30%, 11/01/2037 (C)	194,527	206,809
2.55%, 11/01/2037 (C)	170,665	181,233
2.58%, 04/01/2036 - 04/01/2037 (C)	257,281	274,611
2.59%, 06/01/2036 (C)	215,078	229,711
2.60%, 05/01/2036 (C)	290,263	307,826
2.69%, 10/01/2036 (C)	164,068	175,850
2.75%, 09/01/2036 (C)	308,870	328,292
2.76%, 07/01/2037 (C)	139,010	148,258
2.77%, 07/01/2037 (C)	153,909	163,660
2.81%, 12/01/2036 (C)	150,135	160,900
2.90%, 11/01/2036 - 12/25/2039 (C)	1,046,722	1,120,785
2.94%, 12/01/2036 (C)	495,289	526,597
2.95%, 09/01/2036 (C)	67,122	71,168
2.98%, 03/01/2036 (C)	1,045,932	1,106,787
3.12%, 01/01/2022	2,000,000	2,009,343
3.12%, 09/01/2037 (C)	3,554	3,786
3.17%, 11/01/2036 (C)	76,165	80,784
3.23%, 11/01/2020	692,454	710,498
3.27%, 11/01/2020	1,984,892	2,033,877
3.31%, 03/01/2036 (C)	340,556	361,758
3.43%, 11/01/2020	4,800,000	4,980,646
3.50%, 09/01/2020	1,915,532	1,999,950
3.51%, 08/01/2037 (C)	221,289	235,714
3.59%, 10/01/2021	2,000,000	2,059,584
3.73%, 06/25/2021	3,500,000	3,675,969
3.76%, 06/25/2021 - 07/25/2021	10,500,000	10,832,091
3.77%, 01/01/2021	1,489,055	1,567,643
3.86%, 07/01/2021	1,942,447	2,047,315
3.87%, 08/01/2021	1,951,003	2,055,771
3.88%, 09/01/2021	3,113,636	3,287,400
3.89%, 07/01/2021	6,000,000	6,335,307
3.92%, 08/01/2021	2,300,000	2,431,348
3.95%, 07/01/2021	7,000,000	7,416,515
3.97%, 06/01/2021	2,441,558	2,588,687
3.98%, 08/01/2021	4,810,672	5,095,509
3.99%, 07/01/2021 - 07/01/2026	6,479,116	6,860,683
4.00%, 04/01/2020	271,996	284,147
4.02%, 08/01/2021	3,861,889	4,110,454
4.05%, 01/01/2021	6,065,000	6,459,534
4.06%, 07/01/2021	6,000,000	6,398,726
4.13%, 08/01/2021	1,461,914	1,564,401
4.16%, 03/01/2021	2,416,720	2,594,771
4.22%, 07/01/2021	8,300,000	8,931,788
4.25%, 04/01/2021	2,500,000	2,693,150
4.26%, 07/01/2021	2,500,000	2,698,146
4.28%, 01/01/2020	1,421,735	1,544,840

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
4.30%, 01/01/2021	$ 1,453,918	$ 1,562,333
4.34%, 06/01/2021	7,000,000	7,578,935
4.36%, 05/01/2021	2,000,000	2,171,565
4.45%, 07/01/2026	1,464,202	1,557,204
4.48%, 06/01/2021	2,180,000	2,380,589
4.50%, 08/01/2021 - 10/25/2039	4,513,740	4,909,284
4.54%, 01/01/2020	954,837	1,052,654
4.55%, 06/25/2043	224,348	238,252
4.75%, 09/25/2018	497,798	527,873
5.00%, 01/25/2018 - 09/25/2040	9,184,198	10,011,091
5.24%, 05/01/2017	5,914,396	6,503,890
5.50%, 01/01/2018 - 10/25/2040	26,983,624	29,796,283
5.61%, 01/25/2032 (D)	210,136	223,625
5.75%, 08/25/2034	1,000,000	1,035,903
5.81%, 09/01/2037 (C)	122,388	131,861
5.87%, 05/25/2051 (C)	1,079,314	1,201,194
5.95%, 06/25/2040 (C)	476,165	537,929
6.00%, 03/01/2019 - 12/25/2049	29,046,804	32,153,417
6.18%, 02/25/2040 (C)	591,479	647,763
6.24%, 08/01/2036 (C)	72,313	78,718
6.25%, 09/25/2038	249,973	279,457
6.45%, 03/25/2040 (C)	590,892	668,811
6.50%, 06/01/2023 - 07/25/2042	9,687,642	10,841,652
6.75%, 04/25/2037	429,963	458,868
6.81%, 12/25/2042 (C)	218,375	260,098
7.00%, 12/25/2033 - 02/25/2044	9,906,182	11,521,508
7.50%, 05/17/2024 - 12/25/2045	2,566,076	2,996,385
8.00%, 02/25/2023 - 10/01/2031	1,834,211	2,121,685
8.39%, 11/25/2037 (C)	848,132	1,009,881
12.28%, 03/25/2040 (C)	933,154	1,085,701
15.82%, 01/25/2034 (C)	82,630	111,527
16.40%, 08/25/2035 - 10/25/2035 (C)	312,010	391,973
17.03%, 04/25/2040 (C)	398,462	562,515
17.35%, 09/25/2024 (C)	424,530	550,474
19.00%, 05/25/2034 (C)	337,485	481,457
19.61%, 05/25/2035 (C)	580,620	829,623
22.03%, 04/25/2037 (C)	355,980	491,707
23.87%, 11/25/2035 (C)	282,469	437,983
Fannie Mae, IO
0.64%, 10/25/2016 (C)	334,932	2,507
1.65%, 01/25/2038 (C)	230,934	15,915
2.86%, 04/25/2041 (C)	1,821,924	142,145
3.00%, 01/25/2021	2,410,251	152,218
4.00%, 10/25/2014	961,423	35,212
4.25%, 11/25/2040 (C)	3,707,206	351,061
4.81%, 07/25/2040 (C)	4,307,655	491,133
5.00%, 07/25/2039	322,041	39,640
5.50%, 10/25/2039	614,044	89,453
5.71%, 10/25/2039 (C)	443,525	55,666
5.81%, 02/25/2038 - 06/25/2039 (C)	4,257,993	527,099
5.99%, 12/25/2039 (C)	120,608	13,689
6.06%, 01/25/2040 (C)	1,527,101	183,586
6.16%, 12/25/2037 (C)	2,828,597	375,187
6.21%, 07/25/2037 - 05/25/2040 (C)	3,558,600	478,388
6.23%, 04/25/2040 (C)	758,728	116,107
6.26%, 10/25/2037 - 12/25/2037 (C)	1,178,810	152,118
6.43%, 07/25/2037 (C)	1,088,766	122,112
6.46%, 10/25/2026 - 03/25/2039 (C)	2,907,188	421,492
6.51%, 03/25/2036 (C)	3,104,515	570,189
6.80%, 03/25/2038 (C)	634,714	137,011
6.91%, 02/25/2040 (C)	669,892	96,529
Fannie Mae, PO
Zero Coupon, 10/25/2023 - 07/25/2040	11,011,611	10,350,575
5.50%, 04/25/2034	2,216,287	2,491,117
Fannie Mae STRIPS
Zero Coupon, 11/15/2021	1,000,000	778,745
Fannie Mae STRIPS, IO
7.51%, 08/15/2036 (C)	2,153,704	313,051

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae STRIPS, PO
Zero Coupon, 12/01/2024 - 08/01/2032	$ 1,252,740	$ 1,195,803
Federal Farm Credit Banks
5.13%, 11/15/2018	1,291,000	1,501,565
Financing Corp. Fico STRIPS, PO
Series D-P
Zero Coupon, 09/26/2019	500,000	435,523
Freddie Mac
0.44%, 08/15/2023 (C)	709,168	707,754
0.49%, 06/15/2024 - 03/15/2036 (C)	1,052,746	1,055,625
0.59%, 02/15/2033 - 07/15/2037 (C)	3,607,839	3,604,446
1.39%, 07/15/2039 (C)	338,245	344,628
2.05%, 04/01/2037 (C)	45,430	47,857
2.07%, 05/01/2037 (C)	203,409	214,288
2.22%, 10/01/2036 (C)	233,893	247,294
2.51%, 05/01/2037 (C)	161,002	171,936
2.55%, 10/01/2037 (C)	118,069	124,631
2.62%, 12/01/2036 (C)	537,743	573,534
2.64%, 11/01/2036 (C)	211,131	224,558
2.72%, 12/01/2036 (C)	461,210	493,407
2.75%, 05/01/2038 (C)	119,080	126,866
2.82%, 12/01/2031 (C)	739,928	794,166
2.84%, 11/01/2036 (C)	585,351	618,767
2.87%, 09/01/2037 (C)	86,028	91,713
2.89%, 05/01/2037 (C)	224,615	240,289
2.90%, 04/01/2037 (C)	118,211	125,524
2.93%, 05/01/2037 (C)	634,820	675,551
3.05%, 03/01/2037 (C)	290,092	308,523
3.07%, 11/01/2036 (C)	57,020	60,617
3.10%, 05/01/2036 (C)	129,465	137,391
3.38%, 10/25/2037 (C)	821,654	815,241
3.40%, 03/01/2036 (C)	935,379	1,004,213
3.50%, 06/01/2042 - 07/15/2042	4,792,719	4,816,711
4.00%, 11/15/2041 - 12/15/2041	2,987,537	3,128,080
4.50%, 06/15/2018 - 05/01/2041	30,602,616	32,555,356
4.77%, 02/01/2036 (C)	1,578,116	1,686,361
5.00%, 10/01/2018 - 07/15/2041	12,077,447	13,165,709
5.02%, 01/01/2035 (C)	1,117,844	1,198,561
5.05%, 07/01/2036 (C)	875,965	944,562
5.23%, 05/25/2043	1,524,898	1,654,343
5.30%, 01/15/2033	1,243,415	1,349,510
5.50%, 02/01/2018 - 05/15/2041 (C)	3,860,789	3,998,911
5.50%, 04/01/2018 - 01/15/2039	13,322,916	14,476,965
5.56%, 06/01/2037 (C)	147,667	158,440
5.60%, 04/01/2037 (C)	18,493	19,801
5.72%, 10/15/2038 (C)	930,912	1,040,081
5.75%, 10/15/2035	495,182	519,622
6.00%, 05/01/2017 - 06/15/2038	8,471,073	9,279,857
6.25%, 10/15/2023	671,657	743,382
6.35%, 02/01/2037 (C)	79,444	84,672
6.48%, 10/01/2037 (C)	243,614	267,292
6.50%, 08/15/2021 - 02/25/2043	9,251,764	10,384,460
6.50%, 09/25/2043 (C)	218,805	256,390
6.78%, 11/15/2021 (C)	787,948	843,539
7.00%, 12/15/2036 - 07/25/2043	2,526,024	3,013,257
7.18%, 11/15/2046 (C)	2,059,825	2,496,208
7.50%, 11/15/2036 - 09/25/2043	3,506,014	4,150,752
8.00%, 06/15/2035 (C)	182,036	189,652
8.50%, 09/01/2015	32,052	32,795
8.78%, 11/15/2033 (C)	173,333	177,811
10.00%, 03/17/2026 - 10/01/2030	827,628	930,537
11.00%, 02/17/2021	230,543	237,074
14.50%, 06/15/2033 (C)	107,589	132,195
16.86%, 02/15/2040 (C)	500,000	693,777
16.97%, 02/15/2038 (C)	65,801	83,385
19.65%, 07/15/2035 (C)	96,613	132,982
20.43%, 08/15/2031 (C)	131,155	202,726
21.24%, 05/15/2035 (C)	112,251	152,720
23.89%, 06/15/2035 (C)	120,086	178,488

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO
2.50%, 01/15/2040 (C)	$ 2,219,190	$ 121,091
3.50%, 09/15/2024	999,533	65,194
4.00%, 11/15/2029 - 10/15/2037	9,855,019	921,276
4.50%, 12/15/2024 - 07/15/2037	4,923,807	375,662
5.00%, 04/15/2032 - 08/15/2040	6,236,758	826,844
5.50%, 07/15/2037	229,259	19,766
5.81%, 11/15/2037 - 10/15/2040 (C)	3,985,970	728,615
5.86%, 05/15/2038 (C)	1,231,744	157,100
5.91%, 05/15/2039 (C)	1,062,066	151,102
6.06%, 12/15/2039 (C)	1,425,530	186,898
6.15%, 12/15/2039 (C)	1,440,576	275,810
6.21%, 01/15/2037 (C)	630,502	74,256
6.26%, 11/15/2037 (C)	94,387	13,731
6.51%, 01/15/2019 (C)	129,379	1,507
6.61%, 09/15/2039 (C)	868,201	131,937
Freddie Mac, PO
Zero Coupon, 03/15/2019 - 01/15/2040	10,501,899	9,778,089
Ginnie Mae
0.39%, 04/16/2037 (C)	158,364	158,813
0.64%, 03/20/2060 (C)	977,206	976,354
0.84%, 05/20/2061 (C)	1,499,231	1,506,315
0.89%, 05/20/2061 (C)	1,680,311	1,688,773
5.50%, 05/16/2019 - 09/20/2039	7,873,487	8,824,703
5.75%, 02/20/2036 - 10/20/2037	2,107,923	2,350,057
5.84%, 10/20/2033 (C)	605,079	690,944
6.00%, 11/20/2033 - 08/20/2038	1,523,338	1,717,899
6.13%, 06/16/2031	1,584,000	1,710,644
6.50%, 04/20/2028 - 12/15/2035	2,996,287	3,409,661
7.00%, 09/15/2031 - 10/16/2040	2,269,910	2,678,868
7.00%, 09/20/2034 (C)	42,845	45,715
7.45%, 03/17/2033 (C)	146,730	161,665
7.50%, 09/16/2035 - 10/15/2037	700,853	798,515
8.81%, 04/20/2034 (C)	208,943	229,816
14.35%, 11/17/2032 (C)	79,811	94,770
16.95%, 02/20/2034 (C)	73,387	98,938
22.61%, 04/20/2037 (C)	462,627	659,675
Ginnie Mae, IO
4.00%, 09/16/2037	3,790,080	477,723
5.64%, 02/20/2038 (C)	257,336	35,417
5.71%, 09/20/2038 (C)	1,904,531	264,842
5.76%, 02/20/2039 - 06/20/2039 (C)	814,817	117,813
5.81%, 02/20/2038 (C)	2,439,564	360,819
5.85%, 02/20/2039 (C)	266,679	38,625
5.86%, 08/16/2039 (C)	1,507,104	210,213
5.90%, 09/20/2039 (C)	1,757,644	252,647
5.91%, 11/20/2034 - 08/20/2039 (C)	4,544,080	651,671
5.96%, 07/20/2038 (C)	1,801,963	250,145
6.01%, 03/20/2037 - 06/20/2038 (C)	3,751,915	552,334
6.11%, 03/20/2039 (C)	243,379	28,238
6.21%, 12/20/2038 - 11/16/2039 (C)	2,931,934	404,732
6.34%, 12/20/2037 (C)	123,882	18,829
6.36%, 11/16/2033 - 11/20/2037 (C)	398,658	69,608
6.41%, 05/20/2041 (C)	1,108,336	147,023
6.46%, 09/20/2033 (C)	949,844	63,677
6.49%, 07/20/2037 (C)	1,118,414	197,316
6.50%, 03/20/2039	166,766	28,266
6.51%, 06/20/2037 (C)	1,882,993	340,455
7.11%, 12/20/2038 (C)	1,273,324	200,071
7.41%, 09/20/2038 (C)	148,720	23,258
7.51%, 04/16/2038 (C)	88,584	13,792

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, PO
Zero Coupon, 12/20/2032 - 12/20/2040	$ 3,835,949	$ 3,345,718
Government Trust Certificate
Zero Coupon, 10/01/2015 - 04/01/2020	19,890,000	17,704,425
NCUA Guaranteed Notes
Series 2010-R3, Class 3A
2.40%, 12/08/2020	324,448	323,637
Residual Funding Corp., Principal STRIPS, PO
Zero Coupon, 10/15/2019 - 10/15/2020	4,900,000	4,231,978
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	225,562
5.25%, 09/15/2039	40,000	44,481
5.88%, 04/01/2036	2,325,000	2,813,313
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 05/01/2019	500,000	437,853
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 11/01/2025	2,000,000	1,229,510

Total U.S. Government Agency Obligations (cost $487,934,649)		494,530,939

FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
African Development Bank
8.80%, 09/01/2019	500,000	668,380
Corp. Andina de Fomento
3.75%, 01/15/2016 (A)	795,000	837,203
Israel Government AID Bond
Zero Coupon, 03/15/2019	10,000,000	8,972,650
Series 2002-Z
Zero Coupon, 09/15/2019 - 09/15/2020	15,496,000	13,294,146
Series 2008-Z
Zero Coupon, 02/15/2020	6,500,000	5,603,091
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,478,507
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	834,271
Mexico Government International Bond
Series 2012-1, Class A2
5.75%, 10/12/2110	550,000	514,250
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044 (A)	688,000	632,960
Province of Ontario Canada
1.65%, 09/27/2019 (A)	780,000	746,772
Province of Quebec Canada, Series MTN
6.35%, 01/30/2026	285,000	355,141

Total Foreign Government Obligations (cost $33,743,007)		33,937,371

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 13.7%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	$ 886,475	$ 895,079
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A (C)	234,790	245,888
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (C)	551,840	549,887
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (C)	1,900,000	1,950,768
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (C)	438,730	442,106
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A (C)	1,139,925	1,193,671
ASG Resecuritization Trust
Series 2009-1, Class A60
2.22%, 06/26/2037 - 144A (C)	102,998	101,490
Series 2009-2, Class A55
4.89%, 05/24/2036 - 144A (C)	112,707	115,326
Series 2009-2, Class G60
4.89%, 05/24/2036 - 144A (C)	400,000	420,461
Series 2009-3, Class A65
2.29%, 03/26/2037 - 144A (C)	966,608	980,634
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	116,243	117,925
Series 2010-3, Class 2A22
0.39%, 10/28/2036 - 144A (C)	185,663	183,806
Series 2010-4, Class 2A20
0.34%, 11/28/2036 - 144A (C)	159,198	157,208
Series 2011-1, Class 3A50
2.63%, 11/28/2035 - 144A (C)	440,800	432,613
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	128,729	133,945
Series 2003-11, Class 2A1
6.00%, 01/25/2034	169,105	176,517
Series 2003-7, Class 2A4
5.00%, 09/25/2018	267,041	272,813
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	113,268	115,876
Series 2004-1, Class 1A1
6.00%, 02/25/2034	520,158	533,164
Series 2004-1, Class 5A1
5.50%, 02/25/2019	56,928	58,011
Series 2004-6, Class 3A2
6.00%, 07/25/2034	43,616	43,622
Series 2004-8, Class 3A1
5.50%, 09/25/2019	80,579	84,629
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	585,064	598,975
Series 2004-C, Class 1A1
5.06%, 12/20/2034 (C)	148,432	146,588
Series 2005-E, Class 4A1
2.69%, 03/20/2035 (C)	1,965,081	1,952,658
Series 2010-R11A, Class 1A6
5.29%, 08/26/2035 - 144A (C)	542,204	554,181
Series 2010-R4, Class 5A1
0.34%, 07/26/2036 - 144A (C)	59,294	59,002
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	616,194	627,095
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	456,491	451,702
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	800,000	834,734
Series 2006-3, Class A4
5.89%, 07/10/2044 (C)	600,000	666,490
Series 2006-4, Class A4
5.63%, 07/10/2046	500,000	549,021
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	247,329

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.74%, 05/25/2018 (C)	$ 62,986	$ 60,576
Series 2003-4, Class 2A1
0.74%, 06/25/2018 (C)	214,755	211,065
Series 2003-6, Class 2A1
0.64%, 08/25/2018 (C)	85,091	81,990
Series 2003-C, Class 3A1
2.87%, 04/25/2033 (C)	248,303	248,781
Series 2003-E, Class 2A2
2.86%, 06/25/2033 (C)	353,278	349,355
Series 2004-3, Class 1A26
5.50%, 04/25/2034	789,732	806,330
Series 2004-3, Class 3A1
5.00%, 04/25/2019	72,261	74,009
Series 2004-5, Class 4A1
4.75%, 06/25/2019	50,905	52,753
Series 2004-C, Class 2A2
2.91%, 04/25/2034 (C)	701,305	695,901
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	76,315	76,021
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A (C)	362,556	381,015
Series 2009-RR14, Class 3A2
2.63%, 08/26/2035 - 144A (C)	499,974	460,360
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	342,338	348,329
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A (C)	566,418	577,504
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (C)	376,686	378,517
Series 2010-RR5, Class 2A5
5.30%, 04/26/2037 - 144A (C)	604,393	597,443
Series 2010-RR6, Class 22A3
4.72%, 06/26/2036 - 144A (C)	465,265	486,050
Series 2010-RR6, Class 5A1
3.76%, 11/26/2037 - 144A (C)	106,258	105,956
Series 2010-RR7, Class 15A1
0.99%, 01/26/2036 - 144A (C)	209,513	204,192
Series 2010-RR7, Class 16A1
0.86%, 02/26/2047 - 144A (C)	395,413	384,255
Series 2010-RR7, Class 1A5
4.99%, 04/26/2035 - 144A (C)	450,499	442,114
Series 2010-RR7, Class 2A1
2.36%, 07/26/2045 - 144A (C)	946,805	918,237
Series 2010-RR8, Class 3A3
5.06%, 05/26/2035 - 144A (C)	279,379	287,629
Series 2010-RR8, Class 3A4
5.06%, 05/26/2035 - 144A (C)	773,000	734,728
Series 2011-RR10, Class 2A1
1.01%, 09/26/2037 - 144A (C)	1,938,672	1,746,112
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A (C)	778,043	747,310
Series 2011-RR5, Class 11A3
0.34%, 05/28/2036 - 144A (C)	785,938	725,077
Series 2011-RR5, Class 14A3
2.72%, 07/26/2036 - 144A (C)	435,947	435,032
Series 2012-RR10, Class 3A1
0.38%, 05/26/2036 - 144A (C)	808,889	752,543
Series 2012-RR2, Class 1A1
0.36%, 08/26/2036 - 144A (C)	1,053,385	1,017,073
Series 2012-RR3, Class 2A5
2.17%, 05/26/2037 - 144A (C)	1,292,210	1,278,212

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
2.54%, 07/25/2033 (C)	$ 139,894	$ 137,884
Series 2004-2, Class 14A
5.08%, 05/25/2034 (C)	155,658	155,078
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.69%, 03/25/2035 (C)	377,577	363,523
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.44%, 03/11/2039 (C)	200,000	218,064
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.76%, 06/11/2041 - 144A (C)	13,010,036	153,375
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.16%, 12/11/2049 - 144A (C)	39,588,508	302,060
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	540,235	561,553
Series 2007-A1, Class 1A3
2.89%, 02/25/2037 (C)	2,138,203	2,108,368
Series 2007-A1, Class 2A1
2.72%, 02/25/2037 (C)	473,622	470,015
Series 2007-A1, Class 7A1
2.70%, 02/25/2037 (C)	361,988	360,567
Series 2007-A1, Class 9A1
2.82%, 02/25/2037 (C)	157,942	156,678
Series 2007-A2, Class 1A1
2.80%, 07/25/2037 (C)	97,460	95,723
Series 2007-A2, Class 2A1
2.99%, 07/25/2037 (C)	592,738	586,491
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (C)	440,000	460,165
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	553,235
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	371,348	392,611
Series 2005-2, Class 2A11
5.50%, 05/25/2035	312,894	313,508
Series 2008-AR4, Class 1A1A
2.92%, 11/25/2038 - 144A (C)	1,137,223	1,155,626
Series 2009-10, Class 1A1
2.43%, 09/25/2033 - 144A (C)	720,533	733,243
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A (C)	694,928	712,989
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A (C)	256,161	261,151
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	5,448,953	5,491,297
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	4,677,829	4,792,183
Series 2011-10, Class 4A1
0.38%, 02/25/2046 - 144A (C)	838,423	805,016
Series 2011-3, Class 1A1
0.27%, 02/25/2047 - 144A (C)	79,408	79,188
Series 2011-5, Class 1A1
0.38%, 02/25/2046 - 144A (C)	505,122	472,238
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.31%, 01/17/2032 (C)	1,000,000	1,008,714
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR2, Class XA
1.96%, 08/15/2045 (C)	2,227,817	257,226

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 (C)	$ 220,000	$ 229,950
Countrywide Alternative Loan Trust, PO
Series 2002-7
Zero Coupon, 08/25/2032	100,977	76,501
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	509,388	526,754
Series 2003-50, Class A1
5.00%, 11/25/2018	304,343	312,503
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	955,785	987,163
Series 2004-3, Class A26
5.50%, 04/25/2034	468,294	480,926
Series 2004-3, Class A4
5.75%, 04/25/2034	702,442	726,458
Series 2004-5, Class 1A4
5.50%, 06/25/2034	662,022	688,213
Series 2004-8, Class 2A1
4.50%, 06/25/2019	57,417	59,278
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	101,826	103,264
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	224,637	234,053
Series 2003-27, Class 5A4
5.25%, 11/25/2033	303,376	312,058
Series 2003-29, Class 5A1
7.00%, 12/25/2033	225,970	242,225
Series 2003-29, Class 8A1
6.00%, 11/25/2018	94,883	98,358
Series 2003-AR15, Class 3A1
2.80%, 06/25/2033 (C)	346,678	337,027
Series 2004-4, Class 2A4
5.50%, 09/25/2034	562,941	600,720
Series 2004-5, Class 3A1
5.25%, 08/25/2019	307,570	316,702
Series 2004-8, Class 1A4
5.50%, 12/25/2034	550,346	581,997
Series 2004-8, Class 3A5
5.50%, 12/25/2034	51,844	51,890
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	419,207
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.67%, 03/15/2039 (C)	1,600,000	1,743,942
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	266,527	273,390
Series 2010-11R, Class A6
1.20%, 06/28/2047 - 144A (C)	1,743,997	1,616,451
Series 2010-12R, Class 14A1
2.75%, 09/26/2046 - 144A (C)	256,914	256,396
Series 2010-16, Class A3
3.56%, 06/25/2050 - 144A (C)	400,000	396,066
Series 2010-16, Class A4
3.56%, 06/25/2050 - 144A (C)	1,000,000	966,258
Series 2010-17R, Class 1A1
2.56%, 06/26/2036 - 144A (C)	290,771	300,972
Series 2010-1R, Class 5A1
5.00%, 01/27/2036 - 144A (C)	331,136	343,723
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (C)	509,059	518,247
Series 2011-1R, Class A1

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
1.19%, 02/27/2047 - 144A (C)	$ 657,880	$ 653,771
Series 2011-6R, Class 3A1
2.74%, 07/28/2036 - 144A (C)	509,195	495,619
Series 2011-7R, Class A1
1.44%, 08/28/2047 - 144A (C)	737,573	734,593
Series 2011-9R, Class A1
2.19%, 03/27/2046 - 144A (C)	2,148,263	2,147,309
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	1,245,636	1,244,035
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600,000	650,462
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,052,162
CW Capital Cobalt, Ltd., IO
Series 2006-C1
0.79%, 08/15/2048 (C)	24,492,976	492,333
DBRR Trust, IO
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 - 144A (C)	6,000,000	374,887
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.66%, 02/25/2020 (C)	204,919	212,715
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.32%, 04/26/2037 - 144A (C)	122,180	119,836
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A
2.98%, 12/06/2020 - 144A	772,214	798,609
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	57,190	58,737
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (C)	577,964	565,941
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	1,146,474	1,160,157
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 (C)	1,000,000	1,042,876
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.36%, 10/19/2033 (C)	166,453	167,259
Series 2003-AR2, Class 2A4
3.47%, 12/19/2033 (C)	1,013,077	997,832
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,400,740	1,486,167
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	129,920	133,866
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.56%, 11/10/2039 - 144A (C)	9,798,581	148,664
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.54%, 09/25/2035 - 144A (C)	1,367,151	1,132,835
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
4.90%, 09/25/2035 - 144A (C)	1,025,363	168,880
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	1,230,663	1,247,908
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	1,266,639	1,324,133
Series 2005-5F, Class 8A3
0.69%, 06/25/2035 (C)	92,549	86,947

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2005-4, Class 2A1
0.49%, 05/25/2035 (C)	$ 377,841	$ 374,152
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	106,739	112,131
Series 2006-1, Class 2A1
0.54%, 05/25/2036 (C)	759,411	741,770
Series 2006-2, Class 2A1
0.54%, 08/25/2036 (C)	673,887	642,864
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	930,050	942,329
Series 2005-CB11, Class AJ
5.39%, 08/12/2037 (C)	700,000	742,577
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	1,500,000	1,649,491
Series 2006-CB16, Class A4
5.55%, 05/12/2045	98,430	108,528
Series 2006-LDP9, Class A3SF
0.35%, 05/15/2047 (C)	1,000,000	997,064
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-CB15, Class X1
0.23%, 06/12/2043 (C)	48,983,615	313,054
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.75%, 07/25/2034 (C)	114,682	115,577
Series 2004-A4, Class 1A1
2.82%, 09/25/2034 (C)	132,241	132,530
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	45,421	46,824
Series 2005-A1, Class 3A4
4.42%, 02/25/2035 (C)	428,926	429,650
Series 2006-A2, Class 5A3
2.88%, 11/25/2033 (C)	851,752	848,287
Series 2006-A3, Class 6A1
2.80%, 08/25/2034 (C)	90,387	88,005
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
4.14%, 09/26/2036 - 144A (C)	274,659	280,609
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (C)	284,317	283,295
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.86%, 06/15/2038 (C)	400,000	444,471
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.37%, 02/15/2041 - 144A (C)	22,994,508	191,130
LVII Resecuritization Trust
Series 2009-3, Class M3
5.45%, 11/27/2037 - 144A (C)	600,000	619,945
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (C)	933,459	944,715
Series 2004-13, Class 3A7
2.62%, 11/21/2034 (C)	630,139	642,924
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	109,148	115,326
Series 2004-5, Class 5A1
4.75%, 06/25/2019	133,932	135,651
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	862,215	898,392
Series 2003-2, Class 1A1

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust (continued)
5.00%, 03/25/2018	$ 61,713	$ 62,208
Series 2003-3, Class 3A18
5.50%, 04/25/2033	213,265	219,935
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	362,209	381,111
MASTR Resecuritization Trust, PO
Series 2005, Class 3
Zero Coupon, 05/28/2035 - 144A	134,898	107,918
Merrill Lynch Mortgage Investors Trust
Series 2004-A4, Class A2
2.51%, 08/25/2034 (C)	236,938	239,241
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.67%, 07/25/2033 (C)	134,055	134,774
Series 2003-A5, Class 2A6
2.43%, 08/25/2033 (C)	139,896	139,071
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.37%, 01/12/2044 (C)	500,000	541,578
Series 2006-C1, Class A4
5.68%, 05/12/2039 (C)	730,000	803,862
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.20%, 12/12/2049 - 144A (C)	14,759,472	178,457
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.24%, 12/25/2034 (C)	499,247	492,162
Series 2004-D, Class A2
1.18%, 09/25/2029 (C)	394,891	388,297
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.65%, 06/11/2042 (C)	200,000	226,080
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	674,844
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.14%, 12/15/2043 - 144A (C)	34,973,000	473,290
Series 2006-T21, Class X
0.21%, 10/12/2052 - 144A (C)	88,327,304	569,623
Series 2007-HQ11, Class X
0.22%, 02/12/2044 - 144A (C)	61,944,163	325,331
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.69%, 04/25/2034 (C)	500,605	523,584
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	215,925	216,195
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	3,513	3,513
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	1,148,936	1,176,116
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	853,645	855,249
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,868,136	1,891,487
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	500,000	408,750
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	213,360	233,950
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
Zero Coupon, 02/25/2034	17,170	14,891
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.75%, 05/25/2035 (C)	427,880	428,389

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	$ 81,577	$ 82,260
Series 2003-QS13, Class A5
0.84%, 07/25/2033 (C)	359,359	337,671
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,378,534	1,418,405
Series 2003-QS18, Class A1
5.00%, 09/25/2018	104,628	107,600
Series 2004-QS7, Class A4
5.50%, 05/25/2034	413,413	420,267
RAMP Trust
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (C)	570,509	587,293
Series 2004-SL2, Class A3
7.00%, 10/25/2031	344,769	369,842
Series 2005-EFC5, Class A3
0.53%, 10/25/2035 (C)	600,000	587,353
Series 2006-RZ1, Class A3
0.49%, 03/25/2036 (C)	1,000,000	932,678
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	521,552	544,464
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (C)	627,164	641,296
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	417,886	417,384
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	43,771	44,753
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	74,409	76,027
Series 2003-S4, Class A4
5.75%, 03/25/2033	429,296	434,210
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.10%, 09/25/2033 (C)	398,253	396,383
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A (C)	29,966	29,362
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.49%, 12/20/2034 (C)	660,282	625,990
Series 2004-11, Class A3
0.49%, 12/20/2034 (C)	666,755	616,680
Series 2004-12, Class A3
0.73%, 01/20/2035 (C)	407,877	366,238
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	1,419,156	1,464,266
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	1,500,000	1,570,816
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	1,000,000	1,014,751
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	1,200,000	1,198,406
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	534,000	524,551
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (C)	471,000	458,062
Series 2012-3A, Class M3
4.44%, 12/25/2059 - 144A (C)	253,000	245,272
Series 2012-3A, Class M4
5.30%, 12/25/2059 - 144A (C)	146,000	140,889

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.85%, 10/19/2034 (C)	$ 555,964	$ 545,052
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.83%, 09/25/2043 (C)	392,639	373,332
Series 2004-1, Class II2A
1.79%, 03/25/2044 (C)	206,008	202,514
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.53%, 08/15/2039 (C)	461,889	480,848
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	1,386,000	1,333,985
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	640,472
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.81%, 05/10/2063 - 144A (C)	6,157,540	583,495
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	343,875	402,333
Series 1998-2, Class 1G
6.75%, 06/15/2028	627,419	725,370
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	377,039	377,748
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (C)	936,372	931,541
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (C)	1,071,899	1,087,835
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.10%, 03/15/2045 - 144A (C)	139,686,742	532,626
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	770,004	773,273
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (C)	285,240	283,464
Series 2003-AR8, Class A
2.45%, 08/25/2033 (C)	99,273	99,284
Series 2003-AR9, Class 1A6
2.43%, 09/25/2033 (C)	488,799	488,987
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	490,422	497,783
Series 2003-S4, Class 2A10
16.94%, 06/25/2033 (C)	28,451	34,627
Series 2003-S9, Class A8
5.25%, 10/25/2033	323,838	339,306
Series 2004-AR3, Class A1
2.46%, 06/25/2034 (C)	66,754	66,405
Series 2004-AR3, Class A2
2.46%, 06/25/2034 (C)	686,611	683,019
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	343,194	356,558
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	405,570	426,700
Series 2004-S1, Class 1A3
0.59%, 03/25/2034 (C)	38,405	38,008
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	571,000	593,836

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	$ 231,484	$ 240,650
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	148,262	164,385
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
4.47%, 11/25/2033 (C)	37,227	37,257
Series 2004-4, Class A9
5.50%, 05/25/2034	434,790	451,396
Series 2004-EE, Class 2A1
2.62%, 12/25/2034 (C)	355,905	359,623
Series 2004-EE, Class 2A2
2.62%, 12/25/2034 (C)	88,976	89,888
Series 2004-EE, Class 3A1
2.88%, 12/25/2034 (C)	85,233	84,771
Series 2004-EE, Class 3A2
2.88%, 12/25/2034 (C)	127,849	127,732
Series 2004-I, Class 1A1
2.76%, 07/25/2034 (C)	1,204,769	1,200,104
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (C)	2,033,799	2,035,918
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	1,135,019	1,142,574
Series 2004-U, Class A1
2.78%, 10/25/2034 (C)	1,161,370	1,146,038
Series 2004-V, Class 1A1
2.64%, 10/25/2034 (C)	218,650	221,782
Series 2004-V, Class 1A2
2.64%, 10/25/2034 (C)	97,612	98,164
Series 2004-W, Class A9
2.70%, 11/25/2034 (C)	317,462	325,248
Series 2005-1, Class 2A1
5.00%, 01/25/2020	160,487	165,806
Series 2005-13, Class A1
5.00%, 11/25/2020	85,110	87,325
Series 2005-AR8, Class 2A1
2.71%, 06/25/2035 (C)	494,159	495,819
Series 2005-AR9, Class 2A1
2.72%, 10/25/2033 (C)	188,482	185,091
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (C)	601,714	603,411
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	2,004,442	2,005,644
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	550,000	582,220

Total Mortgage-Backed Securities (cost $148,508,352)		152,168,290

ASSET-BACKED SECURITIES - 2.6%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.99%, 12/27/2022 - 144A (C)	1,035,307	1,045,318
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	199,814	201,109
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	767,451	769,447
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	190,569	190,360

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	$ 223,763	$ 223,439
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 (C)	637,624	645,619
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	829,855	819,190
Chase Funding Mortgage Loan Asset- Backed Certificates
Series 2003-2, Class 2A2
0.75%, 02/25/2033 (C)	465,249	426,279
Series 2003-5, Class 1A4
4.40%, 02/25/2030	161,285	161,396
Series 2003-6, Class 1A4
4.50%, 11/25/2034	216,008	217,628
Series 2003-6, Class 1A5
5.35%, 11/25/2034 (C)	500,000	491,398
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	677,206	696,968
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	185,861	188,896
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	1,405,580	1,422,314
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	876,932	881,314
Credit Acceptance Auto Loan Trust
Series 2011-1, Class A
2.61%, 03/15/2019 - 144A	860,000	868,367
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	284,391	284,387
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	809,340	810,291
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	595,941	599,435
Freedom Trust
Series 2011-1, Class A13
0.33%, 11/30/2037 - 144A (C)	14,700	14,666
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	487,000	488,997
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.46%, 01/20/2035 (C)	63,056	62,233
Series 2006-1, Class A1
0.35%, 01/20/2036 (C)	119,185	115,981
Series 2007-1, Class AS
0.39%, 03/20/2036 (C)	123,660	120,706
Series 2007-3, Class APT
1.39%, 11/20/2036 (C)	87,927	87,654
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	47,744	47,735
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.54%, 07/25/2034 - 144A (C)	363,751	359,216
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.44%, 03/25/2032 (C)	1,024,135	1,024,080

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	$ 1,992	$ 1,992
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	135,248	137,171
PennyMac Loan Trust
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (C)	630,603	624,750
RASC Trust
Series 2005-KS9, Class A3
0.56%, 10/25/2035 (C)	140,513	138,760
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	672,009	672,009
Resort Finance America, LLC
Series 2012-1, Class A1
6.25%, 07/05/2018	337,036	337,036
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (C)	668,692	671,581
Santander Drive Auto Receivables Trust
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	69,554	69,722
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	91,474	91,977
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (C)	214,854	218,310
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	120,901	121,319
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	1,000,000	990,698
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	1,262,704	1,262,284
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	766,380	767,576
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.46%, 06/25/2035 (C)	123,815	123,664
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	226,219	225,070
Series 2003-16, Class A3
0.69%, 06/25/2033 (C)	54,617	53,151
Series 2003-32, Class 1A1
5.50%, 11/25/2033 (C)	112,368	114,413
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	132,843	136,103
Series 2003-35, Class 3A1
0.69%, 12/25/2033 (C)	274,810	265,328
Series 2003-37A, Class 2A
4.50%, 12/25/2033 (C)	182,947	180,675
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (C)	615,244	650,399
Series 2004-5H, Class A4
5.54%, 12/25/2033	640,350	658,600
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (C)	524,060	526,848
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (C)	524,060	527,021
Series 2005-NC1, Class A11
4.69%, 02/25/2035 (C)	1,120,327	1,113,019

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.59%, 10/15/2015 - 144A (C)	$ 2,219,000	$ 2,258,179
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	1,071,764	1,089,181
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	1,240,110	1,242,435
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	6,870	6,872

Total Asset-Backed Securities (cost $28,107,308)		28,540,566

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
American Municipal Power, Inc. (Revenue Bonds)
7.50%, 02/15/2050	640,000	778,938
New York State Dormitory Authority (Revenue Bonds)
5.60%, 03/15/2040	280,000	305,432
Ohio State University (Revenue Bonds)
4.80%, 06/01/2111	1,370,000	1,234,466
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	970,000	876,996
Series B
5.65%, 11/01/2040	485,000	537,564
State of California - Build America Bonds (General Obligation Unlimited)
7.30%, 10/01/2039	520,000	678,746
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	85,000	78,895

Total Municipal Government Obligations (cost $4,488,467)		4,491,037

CORPORATE DEBT SECURITIES - 19.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 - 144A	380,000	407,985
BAE Systems PLC
5.80%, 10/11/2041 - 144A	439,000	463,260
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	106,539
4.25%, 11/15/2019 (A)	150,000	164,052
4.85%, 09/15/2041	190,000	188,984
United Technologies Corp.
4.50%, 06/01/2042	257,000	257,198
8.88%, 11/15/2019	250,000	333,603
Air Freight & Logistics - 0.0% (E)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	78,337
8.38%, 04/01/2030 (D)	200,000	275,890
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	175,095
Airlines - 0.2%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 - 144A	124,000	123,690
American Airlines Pass-Through Trust
5.25%, 07/31/2022	93,342	98,242
8.63%, 04/15/2023	571,471	594,330
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	255,000	253,725
5.98%, 10/19/2023	263,174	284,878

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 11/07/2021	$ 137,894	$ 147,547
4.95%, 11/23/2020	229,968	247,791
5.30%, 10/15/2020	73,946	80,231
Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	335,000	347,438
5.25%, 12/01/2041	970,000	972,067
Automobiles - 0.0% (E)
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	200,000	206,531
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014 (A)	136,000	137,355
7.75%, 01/15/2019	650,000	823,772
8.20%, 01/15/2039	240,000	356,561
Diageo Capital PLC
4.83%, 07/15/2020	90,000	101,063
5.75%, 10/23/2017 (A)	230,000	265,800
Heineken NV
1.40%, 10/01/2017 - 144A	400,000	391,080
PepsiCo, Inc.
7.90%, 11/01/2018	21,000	26,962
SABMiller Holdings, Inc.
3.75%, 01/15/2022 - 144A	200,000	203,723
SABMiller PLC
5.50%, 08/15/2013 - 144A	180,000	180,246
5.70%, 01/15/2014 - 144A	330,000	337,402
Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020	400,000	404,210
4.50%, 03/15/2020	56,000	60,780
5.15%, 11/15/2041	575,000	570,312
5.65%, 06/15/2042	252,000	263,903
5.75%, 03/15/2040	165,000	176,380
Celgene Corp.
1.90%, 08/15/2017	659,000	660,240
Capital Markets - 1.5%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	519,976
5.45%, 05/15/2019	200,000	230,489
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017 (A)	200,000	205,752
4.60%, 01/15/2020	40,000	43,375
BlackRock, Inc.
3.38%, 06/01/2022	174,000	174,281
6.25%, 09/15/2017	635,000	747,548
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	96,416
Credit Suisse USA, Inc.
5.13%, 08/15/2015	170,000	183,866
Goldman Sachs Group, Inc.
6.25%, 09/01/2017	650,000	741,335
6.75%, 10/01/2037	200,000	210,434
Goldman Sachs Group, Inc., Series GMTN
5.38%, 03/15/2020	390,000	429,106
7.50%, 02/15/2019	3,475,000	4,193,036
Jefferies Group, Inc.
6.25%, 01/15/2036	260,000	258,334
6.45%, 06/08/2027	180,000	185,950
8.50%, 07/15/2019	520,000	639,090
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	450,000	482,674
6.25%, 01/14/2021 - 144A	525,000	567,560
7.63%, 08/13/2019 - 144A	700,000	819,315

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley, Series GMTN
5.63%, 09/23/2019	$ 2,000,000	$ 2,213,916
7.30%, 05/13/2019	1,800,000	2,133,756
Morgan Stanley, Series MTN
5.55%, 04/27/2017	170,000	187,184
Nomura Holdings, Inc.
5.00%, 03/04/2015 (A)	350,000	368,727
6.70%, 03/04/2020 (A)	257,000	292,015
Nomura Holdings, Inc., Series MTN
4.13%, 01/19/2016	200,000	210,155
Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	174,000	184,110
8.55%, 05/15/2019	456,000	586,751
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173,000	177,189
4.90%, 01/15/2041	125,000	130,313
5.60%, 12/15/2036 (A)	550,000	613,447
Ecolab, Inc.
5.50%, 12/08/2041	570,000	623,460
Mosaic Co.
3.75%, 11/15/2021	209,000	206,823
4.88%, 11/15/2041 (A)	253,000	232,639
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019	260,000	308,821
PPG Industries, Inc.
6.65%, 03/15/2018	470,000	555,757
7.40%, 08/15/2019	300,000	361,794
9.00%, 05/01/2021	310,000	410,475
Praxair, Inc.
5.20%, 03/15/2017	150,000	167,521
Union Carbide Corp.
7.50%, 06/01/2025	400,000	463,395
7.75%, 10/01/2096	210,000	236,264
Commercial Banks - 2.0%
ANZ New Zealand Int’l, Ltd.
3.13%, 08/10/2015 - 144A	105,000	109,098
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	600,000	621,136
4.88%, 01/12/2021 - 144A	137,000	149,138
Bank of Nova Scotia
2.55%, 01/12/2017 (A)	855,000	883,753
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A (A)	785,000	794,333
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	276,000	283,286
5.00%, 09/22/2016	100,000	110,677
5.20%, 07/10/2014	125,000	130,139
BB&T Corp.
4.90%, 06/30/2017	550,000	603,264
5.25%, 11/01/2019	90,000	100,943
BB&T Corp., Series MTN
6.85%, 04/30/2019	250,000	304,165
Comerica, Inc.
3.00%, 09/16/2015	150,000	156,552
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A (A)	530,000	544,416
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (A)	205,000	216,537
4.50%, 01/11/2021	300,000	318,404
5.80%, 09/30/2110 - 144A	300,000	309,274
Deutsche Bank AG
3.25%, 01/11/2016	400,000	419,648
3.88%, 08/18/2014	100,000	103,210
6.00%, 09/01/2017 (A)	190,000	219,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
HSBC Bank PLC
4.13%, 08/12/2020 - 144A	$ 275,000	$ 288,349
HSBC Holdings PLC
4.88%, 01/14/2022 (A)	1,520,000	1,648,072
5.10%, 04/05/2021	911,000	1,002,227
ING Bank NV
3.75%, 03/07/2017 - 144A	943,000	989,456
KeyBank NA
5.70%, 11/01/2017 (A)	245,000	273,500
5.80%, 07/01/2014	250,000	261,349
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	292,950
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A (A)	580,000	588,816
Nordea Bank AB
1.63%, 05/15/2018 - 144A	500,000	485,886
3.13%, 03/20/2017 - 144A	570,000	592,891
4.88%, 05/13/2021 - 144A	384,000	401,965
PNC Bank NA
6.88%, 04/01/2018	600,000	721,062
PNC Funding Corp.
5.13%, 02/08/2020	250,000	279,422
5.63%, 02/01/2017	130,000	144,822
6.70%, 06/10/2019	150,000	181,874
Rabobank Nederland NV
2.13%, 10/13/2015	105,000	107,737
Royal Bank of Canada
1.20%, 09/19/2018 (A)	400,000	392,834
Stadshypotek AB
1.88%, 10/02/2019 - 144A	530,000	504,348
Svenska Handelsbanken AB
3.13%, 07/12/2016	388,000	408,038
U.S. Bancorp
7.50%, 06/01/2026	111,000	142,119
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	233,000	227,565
4.13%, 05/24/2021	133,000	140,646
UBS AG
4.88%, 08/04/2020	257,000	284,080
5.88%, 12/20/2017	110,000	127,112
Wachovia Bank NA
6.00%, 11/15/2017	3,100,000	3,572,657
Wells Fargo & Co.
3.68%, 06/15/2016 (D)	390,000	417,131
5.63%, 12/11/2017	150,000	172,128
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	600,000	622,440
4.88%, 11/19/2019	750,000	839,540
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	124,000	103,670
4.88%, 07/15/2042	147,000	111,614
Eaton Corp.
7.63%, 04/01/2024	500,000	608,595
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	257,000	258,632
2.75%, 03/15/2017 - 144A	65,000	66,299
4.50%, 08/16/2021 - 144A	175,000	181,770
5.63%, 03/15/2042 - 144A	141,000	143,828
6.70%, 06/01/2034 - 144A	331,000	376,953
Pitney Bowes, Inc.
5.60%, 03/15/2018	100,000	107,626
Waste Management, Inc.
4.75%, 06/30/2020	319,000	346,448

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.1%
Cisco Systems, Inc.
4.45%, 01/15/2020 (A)	$ 150,000	$ 166,054
5.50%, 01/15/2040	250,000	281,940
5.90%, 02/15/2039	100,000	118,652
Computers & Peripherals - 0.2%
Apple, Inc.
0.52%, 05/03/2018 (C)	297,000	296,722
2.40%, 05/03/2023	494,000	453,176
Hewlett-Packard Co.
2.60%, 09/15/2017	225,000	227,708
4.30%, 06/01/2021	200,000	199,158
4.38%, 09/15/2021	312,000	310,549
4.65%, 12/09/2021	537,000	544,640
6.00%, 09/15/2041	360,000	357,321
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	209,570
2.88%, 05/08/2022	152,000	146,293
4.38%, 05/08/2042	128,000	121,762
Fluor Corp.
3.38%, 09/15/2021	547,000	540,545
Construction Materials - 0.0% (E)
CRH America, Inc.
6.00%, 09/30/2016	221,000	249,714
Consumer Finance - 0.4%
American Express Co.
7.00%, 03/19/2018	700,000	847,867
Capital One Bank USA NA
3.38%, 02/15/2023 (A)	1,000,000	944,547
Capital One Financial Corp.
3.50%, 06/15/2023 - 144A	220,000	208,457
4.75%, 07/15/2021	625,000	665,670
7.38%, 05/23/2014	75,000	78,980
Caterpillar Financial Services Corp., Series MTN
5.85%, 09/01/2017	150,000	172,721
7.05%, 10/01/2018	150,000	185,506
7.15%, 02/15/2019	100,000	124,445
HSBC Finance Corp.
5.50%, 01/19/2016	260,000	285,538
John Deere Capital Corp.
1.20%, 10/10/2017	306,000	300,321
2.25%, 04/17/2019	333,000	336,001
John Deere Capital Corp., Series MTN
2.75%, 03/15/2022	153,000	146,697
3.15%, 10/15/2021	290,000	289,093
5.75%, 09/10/2018 (A)	100,000	116,810
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017 (A)	197,000	195,892
Diversified Financial Services - 2.1%
American Honda Finance Corp.
1.50%, 09/11/2017 - 144A	200,000	196,693
2.60%, 09/20/2016 - 144A	902,000	935,661
7.63%, 10/01/2018 - 144A	300,000	375,223
Associates Corp.
6.95%, 11/01/2018 (C)	1,934,000	2,290,225
Bank of America Corp.
5.63%, 07/01/2020	2,340,000	2,623,819
5.75%, 12/01/2017	220,000	248,042
Bank of America Corp., Series GMTN
5.88%, 02/07/2042	400,000	449,259
Bank of America Corp., Series MTN
5.00%, 05/13/2021	75,000	80,620

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	$ 1,205,000	$ 1,339,968
Citigroup, Inc.
5.38%, 08/09/2020	355,000	398,097
6.00%, 08/15/2017	1,001,000	1,134,801
6.88%, 03/05/2038	340,000	416,601
8.13%, 07/15/2039	100,000	137,531
8.50%, 05/22/2019	550,000	701,703
CME Group, Inc.
3.00%, 09/15/2022	200,000	190,545
Countrywide Financial Corp.
6.25%, 05/15/2016 (A)	550,000	604,281
Ford Motor Credit Co., LLC
3.98%, 06/15/2016	555,000	582,840
4.25%, 09/20/2022 (A)	332,000	331,407
General Electric Capital Corp., Series GMTN
4.65%, 10/17/2021	900,000	959,738
5.40%, 02/15/2017 (A)	400,000	447,386
5.50%, 01/08/2020	1,140,000	1,292,338
5.63%, 05/01/2018	2,213,000	2,543,507
6.00%, 08/07/2019	1,420,000	1,654,963
6.75%, 03/15/2032	485,000	584,698
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	370,000	370,371
2.88%, 04/21/2014 - 144A	100,000	101,754
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	1,325,000	1,514,043
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	600,000	704,186
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	344,736
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
4.30%, 12/15/2042	455,000	396,453
5.35%, 09/01/2040	898,000	908,930
5.80%, 02/15/2019	1,300,000	1,518,640
6.30%, 01/15/2038	500,000	563,243
BellSouth Corp.
6.88%, 10/15/2031	15,000	16,805
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	80,840	83,753
7.00%, 10/01/2025	300,000	346,905
British Telecommunications PLC
5.95%, 01/15/2018	200,000	231,054
9.63%, 12/15/2030	180,000	273,481
Centel Capital Corp.
9.00%, 10/15/2019	450,000	541,066
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	395,000	466,128
8.75%, 06/15/2030	330,000	463,477
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 - 144A	758,000	802,968
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	392,800
Orange SA
2.75%, 09/14/2016 (A)	350,000	361,663
8.50%, 03/01/2031	430,000	591,772
Qwest Corp.
6.75%, 12/01/2021	800,000	895,252
Telecom Italia Capital SA
6.18%, 06/18/2014	183,000	189,018
7.00%, 06/04/2018	250,000	276,134

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU
5.46%, 02/16/2021	$ 91,000	$ 94,866
6.22%, 07/03/2017	650,000	715,818
6.42%, 06/20/2016	380,000	418,010
Verizon Communications, Inc.
6.10%, 04/15/2018	411,000	482,482
Verizon Global Funding Corp.
5.85%, 09/15/2035	175,000	188,274
Verizon Pennsylvania, LLC
8.35%, 12/15/2030	240,000	302,256
Electric Utilities - 1.8%
AEP Texas Central Co.
6.65%, 02/15/2033	100,000	115,832
Alabama Power Co.
5.88%, 12/01/2022	370,000	434,750
6.00%, 03/01/2039	248,000	294,230
6.13%, 05/15/2038	77,000	91,877
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	81,174
Appalachian Power Co.
5.95%, 05/15/2033	50,000	53,408
6.38%, 04/01/2036	200,000	230,033
6.70%, 08/15/2037	425,000	506,299
Arizona Public Service Co.
4.50%, 04/01/2042	121,000	116,012
5.05%, 09/01/2041 (A)	303,000	313,896
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	216,367
8.88%, 11/15/2018	337,000	435,025
Comision Federal de Electricidad
4.88%, 05/26/2021 - 144A	261,000	272,745
DTE Electric Co.
2.65%, 06/15/2022	68,000	65,269
3.95%, 06/15/2042	101,000	92,605
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	168,554
6.00%, 01/15/2038	133,000	159,388
6.45%, 10/15/2032	100,000	121,462
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200,000	208,276
Duke Energy Progress, Inc.
3.00%, 09/15/2021	610,000	605,068
5.30%, 01/15/2019 (A)	80,000	92,519
Enel Finance International NV
5.13%, 10/07/2019 - 144A	450,000	464,651
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	123,325
5.95%, 10/01/2033 (A)	425,000	516,609
Great Plains Energy, Inc.
4.85%, 06/01/2021	26,000	27,989
Hydro-Quebec
8.40%, 01/15/2022	420,000	563,725
9.40%, 02/01/2021	100,000	138,429
Indiana Michigan Power Co.
7.00%, 03/15/2019	338,000	407,693
Jersey Central Power & Light Co.
7.35%, 02/01/2019	330,000	397,677
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	493,209	498,859
Kansas City Power & Light Co.
5.30%, 10/01/2041	1,040,000	1,057,557
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55,000	64,114

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Nevada Power Co.
5.38%, 09/15/2040	$ 52,000	$ 58,337
5.45%, 05/15/2041	400,000	450,618
6.50%, 08/01/2018	410,000	490,912
7.13%, 03/15/2019	100,000	124,775
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	78,000	78,423
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50,000	56,202
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	637,604
6.80%, 01/15/2019 (A)	604,000	712,131
Northern States Power Co.
5.35%, 11/01/2039	19,000	21,519
6.25%, 06/01/2036 (A)	100,000	125,047
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775,000	933,170
7.00%, 09/01/2022	175,000	218,492
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (A)	181,000	168,489
3.25%, 09/15/2021	159,000	159,636
4.45%, 04/15/2042	167,000	162,118
4.50%, 12/15/2041	540,000	528,545
5.40%, 01/15/2040 (A)	42,000	46,187
6.05%, 03/01/2034	60,000	71,269
8.25%, 10/15/2018 (A)	395,000	510,750
PacifiCorp
5.50%, 01/15/2019	125,000	145,767
5.65%, 07/15/2018 (A)	100,000	116,992
6.25%,10/15/2037	360,000	444,020
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	169,925
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	167,518
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	92,925
PPL Energy Supply LLC
4.60%, 12/15/2021	460,000	469,801
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	223,379
6.00%, 12/01/2039	50,000	56,202
7.75%, 03/01/2031	150,000	195,042
Public Service Co., of Colorado
2.25%, 09/15/2022	137,000	126,338
3.20%, 11/15/2020	56,000	57,303
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133,000	151,558
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150,000	155,152
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	288,000	253,405
5.38%, 11/01/2039	28,000	31,586
Southern California Edison Co.
3.90%, 12/01/2041	660,000	614,433
5.50%, 03/15/2040	130,000	150,380
6.65%, 04/01/2029	300,000	368,648
Southwestern Public Service Co.
8.75%, 12/01/2018	405,000	518,939
Virginia Electric and Power Co.
2.95%, 01/15/2022 (A)	157,000	156,611
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,031
3.65%, 12/15/2042	144,000	125,969
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	55,522
4.80%, 09/15/2041	116,000	115,908

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	$ 75,000	$ 77,581
6.00%, 04/01/2020	385,000	413,673
6.88%, 06/01/2018	92,000	105,087
Energy Equipment & Services - 0.6%
ANR Pipeline Co.
9.63%, 11/01/2021 (A)	200,000	281,845
Halliburton Co.
6.15%, 09/15/2019	70,000	84,389
7.60%, 08/15/2096 - 144A	160,000	222,995
Nabors Industries, Inc.
6.15%, 02/15/2018	205,000	229,647
9.25%, 01/15/2019 (A)	400,000	499,123
Noble Holding International, Ltd.
3.95%, 03/15/2022	87,000	85,295
5.25%, 03/15/2042	253,000	236,847
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	344,000	345,129
Spectra Energy Capital LLC
6.20%, 04/15/2018	325,000	377,137
7.50%, 09/15/2038	125,000	152,245
8.00%, 10/01/2019	490,000	614,479
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	462,000	425,964
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022 (A)	250,000	232,269
6.50%, 08/15/2018	175,000	210,526
7.13%, 01/15/2019	400,000	486,988
Transocean, Inc.
6.38%, 12/15/2021	161,000	181,672
6.50%, 11/15/2020 (A)	500,000	562,316
7.35%, 12/15/2041 (A)	124,000	147,538
7.50%, 04/15/2031	200,000	226,167
Weatherford International, Ltd.
5.95%, 04/15/2042	105,000	102,939
6.75%, 09/15/2040	130,000	138,519
9.88%, 03/01/2039	655,000	891,023
Food & Staples Retailing - 0.3%
CVS Caremark Corp.
4.13%, 05/15/2021	100,000	106,156
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	643,826	702,611
Kroger Co.
2.20%, 01/15/2017	123,000	124,178
3.40%, 04/15/2022	700,000	686,357
5.40%, 07/15/2040	51,000	52,059
6.15%, 01/15/2020	300,000	347,692
7.50%, 04/01/2031	100,000	124,951
8.00%, 09/15/2029	175,000	222,108
Walgreen Co.
3.10%, 09/15/2022 (A)	516,000	492,485
Food Products - 0.3%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	310,000	385,681
Cargill, Inc.
3.30%, 03/01/2022 - 144A (A)	560,000	544,334
6.00%, 11/27/2017 - 144A	220,000	255,070
7.35%, 03/06/2019 - 144A	250,000	308,272
ConAgra Foods, Inc.
2.10%, 03/15/2018	200,000	198,767
Kraft Foods Group, Inc.
5.38%,02/10/2020	318,000	360,509
6.13%,08/23/2018	225,000	264,854
6.88%,01/26/2039	196,000	242,868
Mondelez International, Inc.
5.38%, 02/10/2020	291,000	328,070
6.50%, 08/11/2017	600,000	702,158

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.3%
AGL Capital Corp.
3.50%, 09/15/2021	$ 601,000	$ 611,632
5.25%, 08/15/2019	100,000	113,970
5.88%, 03/15/2041	109,000	124,715
6.38%, 07/15/2016	300,000	342,103
Atmos Energy Corp.
4.95%, 10/15/2014	200,000	209,823
8.50%, 03/15/2019	44,000	57,253
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	330,000	315,775
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	381,043
6.13%, 11/01/2017	630,000	736,734
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042 (A)	153,000	143,493
6.75%, 12/15/2037	305,000	374,970
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140,000	144,631
7.13%, 03/15/2018	250,000	303,196
UnitedHealth Group, Inc.
3.38%, 11/15/2021	412,000	411,446
WellPoint, Inc.
3.13%, 05/15/2022	492,000	468,337
3.30%, 01/15/2023	105,000	100,355
4.63%, 05/15/2042	400,000	375,196
4.65%, 01/15/2043	38,000	35,989
Household Durables - 0.0% (E)
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183,000	195,595
Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	63,982
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co., LLC
4.00%, 10/01/2020 (A)	600,000	612,214
5.75%, 10/01/2041 (A)	86,000	88,617
PSEG Power LLC
4.15%, 09/15/2021	417,000	427,288
5.13%, 04/15/2020	151,000	166,249
5.32%, 09/15/2016 (A)	800,000	891,360
5.50%, 12/01/2015	100,000	109,795
Southern Power Co.
5.15%, 09/15/2041	360,000	363,469
Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	276,129
Koninklijke Philips NV
3.75%, 03/15/2022 (A)	606,000	609,388
7.20%, 06/01/2026	500,000	612,197
Insurance - 1.1%
Aflac, Inc.
4.00%, 02/15/2022 (A)	466,000	479,811
6.45%, 08/15/2040 (A)	108,000	129,530
8.50%, 05/15/2019	235,000	306,112
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	800,000	978,837
Allstate Corp.
5.00%, 08/15/2014	70,000	73,085
Aon Corp.
3.13%, 05/27/2016	235,000	246,029
3.50%, 09/30/2015	46,000	48,282
6.25%, 09/30/2040	83,000	95,796

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	$ 268,000	$ 253,156
5.75%, 01/15/2040 (A)	100,000	113,574
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	727,000	754,933
CNA Financial Corp.
5.85%, 12/15/2014	200,000	212,912
5.88%, 08/15/2020	282,000	322,398
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	1,400,000	1,490,436
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A	200,000	211,337
Lincoln National Corp.
4.20%, 03/15/2022	53,000	54,373
4.85%, 06/24/2021	58,000	62,469
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A (A)	297,000	312,136
Metropolitan Life Global Funding I
3.65%, 06/14/2018 - 144A	520,000	553,533
3.88%, 04/11/2022 - 144A	720,000	734,986
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	260,000	267,584
9.38%, 08/15/2039 - 144A	625,000	865,754
Pacific Life Global Funding
5.00%, 05/15/2017 - 144A	100,000	103,322
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	750,000	1,032,322
Pricoa Global Funding I
1.60%, 05/29/2018 - 144A	154,000	149,858
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	145,000	145,138
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	900,000	1,150,544
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	593,146
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	117,000	109,372
3.25%, 10/15/2020	420,000	426,186
4.00%, 07/15/2042	133,000	113,401
IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	556,430
International Business Machines Corp.
1.25%, 02/06/2017	315,000	313,163
1.63%, 05/15/2020	977,000	917,365
4.00%, 06/20/2042	169,000	158,400
7.00%, 10/30/2025	508,000	663,330
Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	114,131
2.60%, 06/26/2022	123,000	116,016
7.90%, 12/15/2018	250,000	321,225
Deere & Co.
2.60%, 06/08/2022	119,000	112,713
3.90%, 06/09/2042	107,000	97,408
Illinois Tool Works, Inc.
3.90%, 09/01/2042	624,000	560,348
Media - 1.0%
CBS Corp.
4.85%, 07/01/2042	320,000	296,364
5.50%, 05/15/2033	150,000	150,259
5.75%, 04/15/2020	63,000	71,217
7.88%, 07/30/2030	130,000	165,567
8.88%, 05/15/2019	100,000	129,582
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	564,775

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
6.50%, 11/15/2035	$ 100,000	$ 120,236
7.05%, 03/15/2033	1,300,000	1,629,634
COX Communications, Inc.
5.45%, 12/15/2014	16,000	17,003
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200,000	235,033
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	500,000	480,640
4.60%, 02/15/2021	400,000	413,012
6.00%, 08/15/2040	700,000	691,241
6.38%, 03/01/2041	240,000	247,605
Discovery Communications LLC
4.38%, 06/15/2021	344,000	362,261
Historic TW, Inc.
9.15%, 02/01/2023	200,000	271,493
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	239,191
News America, Inc.
6.20%, 12/15/2034	250,000	276,337
6.65%, 11/15/2037	200,000	233,732
7.25%, 05/18/2018	155,000	189,646
7.30%, 04/30/2028	130,000	155,407
7.70%, 10/30/2025	300,000	365,300
8.88%, 04/26/2023	200,000	261,561
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	128,478
Thomson Reuters Corp.
3.95%, 09/30/2021	1,005,000	1,026,535
4.70%, 10/15/2019	75,000	82,417
Time Warner Cable, Inc.
6.55%, 05/01/2037	700,000	668,757
6.75%, 07/01/2018	40,000	44,719
7.30%, 07/01/2038	90,000	91,711
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	278,415
Time Warner, Inc.
4.75%, 03/29/2021	140,000	152,010
6.25%, 03/29/2041	37,000	41,747
6.50%, 11/15/2036	50,000	57,856
7.63%, 04/15/2031	300,000	386,130
7.70%, 05/01/2032	100,000	129,909
Viacom, Inc.
3.88%, 12/15/2021 (A)	606,000	608,634
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	670,000	661,179
4.13%, 02/24/2042 (A)	300,000	277,253
6.50%, 04/01/2019	270,000	323,918
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A	150,000	137,551
Nucor Corp.
4.00%, 08/01/2023	63,000	62,014
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	360,541
Rio Tinto Finance USA, Ltd.
3.50%,11/02/2020	80,000	79,408
3.75%,09/20/2021	941,000	940,754
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180,000	213,829
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154,000	179,570
Consumers Energy Co.
2.85%, 05/15/2022 (A)	121,000	117,839
6.70%, 09/15/2019	100,000	125,070

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Delmarva Power & Light Co.
4.00%, 06/01/2042	$ 294,000	$ 275,574
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	104,979
5.25%, 08/01/2033	500,000	533,049
6.00%, 11/30/2017	450,000	523,281
6.40%, 06/15/2018	170,000	202,816
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	310,000	358,103
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	391,888
Sempra Energy
6.00%, 10/15/2039	150,000	168,096
9.80%,02/15/2019	764,000	1,029,531
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 (A)	262,000	266,604
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042 (A)	100,000	99,702
6.90%, 04/01/2029	200,000	231,532
7.45%, 07/15/2017	240,000	287,037
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	317,053
Office Electronics - 0.1%
Xerox Corp.
4.50%, 05/15/2021	80,000	82,954
5.63%, 12/15/2019	535,000	597,973
6.75%, 02/01/2017	330,000	380,264
8.25%, 05/15/2014	90,000	95,107
Oil, Gas & Consumable Fuels - 1.6%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500,000	604,759
Anadarko Finance Co.
7.50%, 05/01/2031	530,000	668,997
Anadarko Holding Co.
7.15%, 05/15/2028 (A)	552,000	665,620
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	194,374
Apache Corp.
2.63%, 01/15/2023 (A)	192,000	177,950
3.25%, 04/15/2022	152,000	151,501
4.75%, 04/15/2043	268,000	259,492
6.90%, 09/15/2018	180,000	221,256
BG Energy Capital PLC
5.13%, 10/15/2041 - 144A (A)	200,000	207,923
BP Capital Markets PLC
1.85%, 05/05/2017 (A)	429,000	431,710
3.25%, 05/06/2022	462,000	452,031
4.74%, 03/11/2021	100,000	109,316
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	381,825
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150,000	171,955
Cenovus Energy, Inc.
3.00%, 08/15/2022 (A)	91,000	87,004
4.45%, 09/15/2042	223,000	205,090
Chevron Corp.
2.43%, 06/24/2020	78,000	77,309
3.19%, 06/24/2023	47,000	46,323
CNOOC Finance 2013, Ltd.
1.13%, 05/09/2016	200,000	198,861
3.00%, 05/09/2023	254,000	231,253
ConocoPhillips
6.00%, 01/15/2020	105,000	125,071
6.65%, 07/15/2018	350,000	418,754

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
4.75%, 05/15/2042 (A)	$ 224,000	$ 209,503
6.30%, 01/15/2019	600,000	702,996
EnCana Corp.
6.50%, 05/15/2019	150,000	177,030
ENI SpA
5.70%, 10/01/2040 - 144A	900,000	873,943
EOG Resources, Inc.
2.63%, 03/15/2023 (A)	236,000	220,307
4.10%, 02/01/2021 (A)	300,000	321,710
Hess Corp.
7.88%, 10/01/2029	620,000	789,037
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	385,710
Occidental Petroleum Corp.
1.75%, 02/15/2017 (A)	208,000	208,772
2.70%, 02/15/2023 (A)	882,000	822,975
Petro-Canada
5.35%, 07/15/2033	100,000	102,764
6.05%, 05/15/2018	312,000	365,082
7.88%, 06/15/2026	100,000	132,174
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	280,000	252,172
Petrobras International Finance Co.
5.38%, 01/27/2021	400,000	398,334
Phillips 66
2.95%, 05/01/2017	161,000	167,123
4.30%, 04/01/2022	130,000	133,848
Shell International Finance BV
4.30%, 09/22/2019	300,000	333,552
4.38%, 03/25/2020	410,000	452,698
6.38%, 12/15/2038	100,000	129,177
Statoil ASA
3.15%, 01/23/2022	313,000	311,769
4.25%, 11/23/2041	236,000	225,692
5.25%, 04/15/2019	630,000	728,960
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	440,273
6.10%, 06/01/2018	250,000	293,852
Talisman Energy, Inc.
7.75%, 06/01/2019	385,000	474,335
Tosco Corp.
7.80%, 01/01/2027	160,000	216,729
8.13%, 02/15/2030	230,000	316,092
Total Capital International SA
0.75%, 01/25/2016	102,000	101,861
1.55%, 06/28/2017	187,000	186,709
2.88%, 02/17/2022	688,000	665,242
Total Capital SA
4.13%, 01/28/2021	82,000	86,393
Pharmaceuticals - 0.1%
Actavis, Inc.
3.25%, 10/01/2022	162,000	154,635
Novartis Capital Corp.
2.40%, 09/21/2022	360,000	335,902
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	830,000	834,488
Real Estate Investment Trusts - 0.3%
CommonWealth REIT
5.88%, 09/15/2020 (A)	400,000	407,683
6.65%, 01/15/2018	215,000	230,397
ERP Operating, LP
4.63%, 12/15/2021	479,000	510,033
5.75%, 06/15/2017	120,000	135,967
HCP, Inc.
3.75%, 02/01/2019	232,000	240,484
5.38%, 02/01/2021	105,000	115,432

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, LP
4.38%, 03/01/2021	$ 210,000	$ 224,535
5.65%, 02/01/2020 (A)	247,000	284,102
6.75%, 05/15/2014	50,000	51,583
10.35%, 04/01/2019	220,000	305,729
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	363,000	346,445
6.75%, 09/02/2019 - 144A	840,000	999,278
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176,000	178,507
3.60%, 09/01/2020	125,000	129,881
4.70%, 10/01/2019	75,000	84,397
5.75%, 05/01/2040 (A)	500,000	569,857
7.29%, 06/01/2036	90,000	113,754
Canadian National Railway Co.
5.85%, 11/15/2017 (A)	180,000	208,822
CSX Corp.
4.25%, 06/01/2021	65,000	69,394
7.38%, 02/01/2019	350,000	433,130
7.90%, 05/01/2017	400,000	478,976
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	164,283
6.00%, 03/15/2105	160,000	172,726
Ryder System, Inc., Series MTN
2.50%, 03/01/2017 (A)	440,000	443,801
3.60%, 03/01/2016	132,000	138,709
Union Pacific Corp.
2.95%, 01/15/2023	43,000	41,302
4.16%, 07/15/2022	306,000	323,610
4.30%, 06/15/2042	148,000	139,925
5.78%, 07/15/2040	300,000	352,546
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	586,000	590,023
4.80%, 10/01/2041	535,000	533,750
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	235,310
Software - 0.2%
Intuit, Inc.
5.75%, 03/15/2017	70,000	78,214
Microsoft Corp.
4.50%, 10/01/2040	70,000	70,053
Oracle Corp.
2.38%, 01/15/2019	182,000	183,240
5.00%, 07/08/2019	100,000	114,330
5.38%, 07/15/2040	123,000	136,924
6.13%, 07/08/2039	731,000	888,036
6.50%, 04/15/2038	200,000	252,778
Specialty Retail - 0.2%
Gap, Inc.
5.95%, 04/12/2021	913,000	1,026,322
Lowe’s Cos., Inc.
4.65%, 04/15/2042	443,000	438,479
5.13%, 11/15/2041	189,000	197,062
5.50%, 10/15/2035	140,000	151,978
Lowe’s Cos., Inc., Series MTN
7.11%, 05/15/2037	120,000	150,401
Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A (A)	500,000	508,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Water Utilities - 0.1%
American Water Capital Corp. 6.09%, 10/15/2017	$ 780,000	$ 896,321
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	432,142
3.13%, 07/16/2022	236,000	219,861
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	290,000	297,522
Vodafone Group PLC
1.63%, 03/20/2017	470,000	463,519
5.45%, 06/10/2019	75,000	85,470

Total Corporate Debt Securities (cost $207,359,400)		215,574,522

CONVERTIBLE BONDS - 0.0% (E)
Consumer Finance - 0.0% (E)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	277,000	285,631
Diversified Financial Services - 0.0% (E)
Citigroup, Inc.
6.50%, 08/19/2013	110,000	110,254

Total Convertible Bonds (cost $386,544)		395,885

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	68,803,857	68,803,857

Total Securities Lending Collateral (cost $68,803,857)		68,803,857

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co. 0.03% (B), dated 07/31/2013, to be repurchased at $49,069,897 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027 - 11/20/2027, and with a total value of $50,053,246.	$ 49,069,856	49,069,856

Total Repurchase Agreement (cost $49,069,856)		49,069,856

Total Investment Securities (cost $1,147,846,360) (F)		1,171,548,496
Other Assets and Liabilities - Net		(63,457,171)

Net Assets		$ 1,108,091,325

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $67,398,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2013.
(C)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1%.
(F)	Aggregate cost for federal income tax purposes is $1,147,846,360. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $34,648,409 and $10,946,273, respectively. Net unrealized appreciation for tax purposes is $23,702,136.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $126,857,622, or 11.45% of the fund’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$124,036,173	$—	$124,036,173
U.S. Government Agency Obligations	—	494,530,939	—	494,530,939
Foreign Government Obligations	—	33,937,371	—	33,937,371
Mortgage-Backed Securities	—	152,168,290	—	152,168,290
Asset-Backed Securities	—	28,540,566	—	28,540,566
Municipal Government Obligations	—	4,491,037	—	4,491,037
Corporate Debt Securities	—	215,574,522	—	215,574,522
Convertible Bonds	—	395,885	—	395,885
Securities Lending Collateral	68,803,857	—	—	68,803,857
Repurchase Agreement	—	49,069,856	—	49,069,856

Total Investment Securities	$68,803,857	$1,102,744,639	$—	$1,171,548,496

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(68,803,857)	$—	$(68,803,857)

Total Other Liabilities	$—	$(68,803,857)	$—	$(68,803,857)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Lojas Americanas SA, 0.66% (A)	941,934	$ 6,568,992
Colombia - 0.9%
Banco Davivienda SA, 2.33% (A)	205,631	2,504,797
Cementos Argos SA, 1.32% (A)	480,952	2,221,047

Total Preferred Stocks (cost $11,433,436)		11,294,836

COMMON STOCKS - 94.1%
Brazil - 9.0%
B2W Cia Global Do Varejo (B)	189,616	881,026
Banco Bradesco SA - ADR (C)	329,969	4,032,221
BM&FBovespa SA	1,412,046	7,613,109
Cia de Bebidas das Americas - ADR	54,500	2,059,010
Diagnosticos da America SA	429,900	2,251,871
Embraer SA - ADR (C)	121,180	4,116,484
Estacio Participacoes SA	631,900	4,880,478
Kroton Educacional SA	313,494	4,466,020
MRV Engenharia e Participacoes SA	545,400	1,551,558
Natura Cosmeticos SA	292,300	5,887,385
Petroleo Brasileiro SA - Class A ADR (B)	518,100	7,429,554
SUL America SA	440,066	2,634,975
Chile - 1.2%
Cencosud SA	1,304,321	5,927,001
SACI Falabella	23,243	237,474
China - 9.3%
Baidu, Inc. - ADR (B)	219,550	29,048,660
Ctrip.com International, Ltd. - ADR (B)	163,510	5,989,371
Home Inns & Hotels Management, Inc. - ADR (B) (C)	80,790	2,246,770
NetEase, Inc. - ADR	52,250	3,328,848
New Oriental Education & Technology Group - ADR (C)	281,310	6,242,269
Youku Tudou, Inc. - ADR (B) (C)	107,310	2,380,136
Colombia - 1.0%
Almacenes Exito SA	173,572	2,852,636
Bancolombia SA - ADR	45,720	2,626,614
Denmark - 1.9%
Carlsberg AS - Class B	102,750	10,184,704
Egypt - 0.5%
Commercial International Bank Egypt SAE	485,029	2,456,361
France - 1.0%
LVMH Moet Hennessy Louis Vuitton SA	14,120	2,566,907
Pernod-Ricard SA	22,990	2,737,335
Hong Kong - 14.2%
AIA Group, Ltd.	1,241,400	5,882,388
China Oilfield Services, Ltd. - Class H (C)	758,000	1,718,196
CNOOC, Ltd.	3,469,000	6,253,110
Hang Lung Group, Ltd.	437,750	2,257,723
Hang Lung Properties, Ltd.	2,377,549	7,725,287
Hong Kong Exchanges and Clearing, Ltd. (C)	257,108	3,991,413
Kerry Properties, Ltd.	172,000	708,572
Prada SpA	730,400	6,818,423
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (C)	2,801,000	2,643,679
Sinopharm Group Co., Ltd. - Class H (C) (D)	1,486,600	4,082,802
Soho China, Ltd. (C)	2,941,500	2,397,014
Tencent Holdings, Ltd.	363,200	16,475,032
Tingyi Cayman Islands Holding Corp. (C)	3,021,000	7,463,299

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Tsingtao Brewery Co., Ltd. - Class H (C)	242,000	$ 1,853,474
Want Want China Holdings, Ltd. (C)	3,879,000	5,241,622
India - 13.1%
Ambuja Cements, Ltd.	855,302	2,374,393
Apollo Hospitals Enterprise, Ltd.	169,103	2,614,346
Asian Paints, Ltd.	309,339	2,576,765
Cipla, Ltd.	485,974	3,198,133
Colgate-Palmolive India, Ltd.	116,852	2,633,758
DLF Ltd.	1,131,528	2,793,230
HDFC Bank, Ltd. - ADR	122,610	4,033,869
Hindustan Unilever, Ltd.	293,884	2,972,431
Housing Development Finance Corp.	755,047	9,934,012
ICICI Bank, Ltd. - ADR	205,400	6,733,012
Infosys, Ltd.	194,418	9,502,677
Marico, Ltd.	429,843	1,477,464
Sun Pharmaceuticals Industries, Ltd.	213,566	1,978,015
Tata Consultancy Services, Ltd.	180,411	5,382,215
Ultratech Cement, Ltd.	91,814	2,758,044
United Spirits, Ltd.	62,527	2,450,487
Zee Entertainment Enterprises, Ltd.	1,507,721	6,161,807
Indonesia - 2.2%
Astra International PT	10,625,000	6,719,776
Indocement Tunggal Prakarsa Tbk PT	561,500	1,139,117
Semen Indonesia Persero Tbk PT	908,500	1,343,634
Unilever Indonesia PT	532,500	1,647,629
United Tractors Tbk PT	631,000	1,031,457
Italy - 1.1%
Saipem SpA	115,416	2,464,375
Salvatore Ferragamo Italia SpA - Class A	100,330	3,430,282
Korea, Republic of - 2.4%
NHN Corp. (E)	42,620	10,577,939
Shinsegae Co., Ltd.	11,478	2,232,408
Luxembourg - 1.8%
Tenaris SA - ADR	210,090	9,338,500
Malaysia - 1.2%
Genting Bhd	2,046,500	6,201,324
Mexico - 5.0%
America Movil SAB de CV - Series L ADR	520,730	10,924,915
Fomento Economico Mexicano SAB de CV (C)	695,808	6,928,799
Grupo Financiero Banorte SAB de CV - Class O	186,313	1,175,255
Grupo Financiero Inbursa SAB de CV - Class O	1,328,427	3,106,623
Grupo Televisa SAB - ADR	170,370	4,617,027
Netherlands - 1.0%
Heineken NV	79,393	5,576,760
Philippines - 2.5%
Jollibee Foods Corp.	841,430	3,003,031
SM Investments Corp.	257,362	5,629,609
SM Prime Holdings, Inc.	11,246,163	4,552,327
Russian Federation - 2.3%
Magnit OJSC (E)	50,396	12,269,858
Singapore - 1.0%
CapitaMalls Asia, Ltd. (C)	1,483,000	2,328,036
Jardine Strategic Holdings, Ltd. (C)	80,000	2,756,800
South Africa - 2.2%
ABSA Group, Ltd. (C)	134,686	1,951,585
MTN Group, Ltd.	312,004	5,858,673
Shoprite Holdings, Ltd.	78,792	1,332,648
Standard Bank Group, Ltd.	204,945	2,295,725
Switzerland - 1.1%
Cie Financiere Richemont SA	61,573	6,027,893

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 1.6%
Synnex Technology International Corp.	673,801	$ 847,125
Taiwan Semiconductor Manufacturing Co., Ltd.	2,277,459	7,784,821
Thailand - 0.7%
CP ALL PCL	812,000	927,444
Siam Commercial Bank PCL	509,900	2,582,082
Turkey - 2.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS - Class B	234,349	3,232,062
BIM Birlesik Magazalar AS	113,229	2,602,697
Haci OMER Sabanci Holding AS	1,254,593	6,260,166
United Kingdom - 11.0%
Anglo American PLC	255,921	5,481,624
Antofagasta PLC - Class A	192,440	2,582,050
BG Group PLC	288,950	5,215,442
Diageo PLC	81,600	2,549,713
Eurasia Drilling Co., Ltd. - GDR, Reg S	74,904	2,958,708
Genel Energy PLC (B)	79,050	1,153,244
Glencore International PLC	644,020	2,718,711
Mail.ru Group, Ltd. - GDR, Reg S	56,600	1,808,370
NovaTek OAO - GDR, Reg S (C)	102,800	11,955,640
SABMiller PLC	160,890	7,882,301
Tullow Oil PLC	528,620	8,347,216
Unilever PLC	140,551	5,706,676
United States - 3.5%
Almacenes Exito SA - 144A, GDR	191,700	3,234,075
Inretail Peru Corp. - 144A (B) (D) (E)	67,690	1,130,423
MercadoLibre, Inc. (C)	39,530	4,642,008
Yandex NV - Class A (B) (C)	302,740	9,839,050

Total Common Stocks (cost $480,149,977)		499,619,122

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	43,189,281	43,189,281

Total Securities Lending Collateral (cost $43,189,281)		43,189,281

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $16,432,235 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $16,761,036.	$ 16,432,221	16,432,221

Total Repurchase Agreement (cost $16,432,221)		16,432,221

Total Investment Securities (cost $551,204,915) (F)		570,535,460
Other Assets and Liabilities - Net		(39,474,162)

Net Assets		$ 531,061,298

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Internet Software & Services	13.7%	$78,100,043
Beverages	8.0	45,454,645
Oil, Gas & Consumable Fuels	7.1	40,354,206
Commercial Banks	5.9	33,498,144
Food & Staples Retailing	5.7	32,509,190
Real Estate Management & Development	4.0	22,762,189
Textiles, Apparel & Luxury Goods	3.3	18,843,505
Food Products	3.2	18,411,597
Diversified Financial Services	3.1	17,864,688
Wireless Telecommunication Services	2.9	16,783,588
Energy Equipment & Services	2.9	16,479,779
Diversified Consumer Services	2.7	15,588,767
IT Services	2.6	14,884,892
Hotels, Restaurants & Leisure	2.0	11,451,125
Metals & Mining	1.9	10,782,385
Media	1.9	10,778,834
Thrifts & Mortgage Finance	1.7	9,934,012
Construction Materials	1.7	9,836,235
Health Care Providers & Services	1.6	8,949,019
Insurance	1.5	8,517,363
Industrial Conglomerates	1.5	8,386,409
Semiconductors & Semiconductor Equipment	1.4	7,784,821
Personal Products	1.3	7,364,849
Household Products	1.3	7,253,818
Internet & Catalog Retail	1.2	6,870,397
Multiline Retail	1.2	6,806,466
Automobiles	1.2	6,719,776
Pharmaceuticals	0.9	5,176,148
Aerospace & Defense	0.7	4,116,484
Health Care Equipment & Supplies	0.5	2,643,679
Chemicals	0.4	2,576,765
Household Durables	0.3	1,551,558
Machinery	0.2	1,031,457
Electronic Equipment & Instruments	0.1	847,125

Investment Securities, at Value	89.6	510,913,958
Short-Term Investments	10.4	59,621,502

Total Investments	100.0%	$570,535,460

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $41,466,136. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid. Total aggregate market value of illiquid securities is $5,213,225, or 0.98% of the fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $23,978,220, or 4.52% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $551,204,915. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $56,880,745 and $37,550,200, respectively. Net unrealized appreciation for tax purposes is $19,330,545.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $4,364,498, or 0.82% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stocks	$11,294,836	$—	$—	$11,294,836
Common Stocks
Brazil	47,803,691	—	—	47,803,691
Chile	6,164,475	—	—	6,164,475
China	49,236,054	—	—	49,236,054
Colombia	5,479,250	—	—	5,479,250
Denmark	—	10,184,704	—	10,184,704
Egypt	—	2,456,361	—	2,456,361
France	—	5,304,242	—	5,304,242
Hong Kong	—	75,512,034	—	75,512,034
India	10,766,881	58,807,777	—	69,574,658
Indonesia	—	11,881,613	—	11,881,613
Italy	—	5,894,657	—	5,894,657
Korea, Republic of	—	2,232,408	10,577,939	12,810,347
Luxembourg	9,338,500	—	—	9,338,500
Malaysia	—	6,201,324	—	6,201,324
Mexico	26,752,619	—	—	26,752,619
Netherlands	—	5,576,760	—	5,576,760
Philippines	—	13,184,967	—	13,184,967
Russian Federation	—	12,269,858	—	12,269,858
Singapore	—	5,084,836	—	5,084,836
South Africa	—	11,438,631	—	11,438,631
Switzerland	—	6,027,893	—	6,027,893
Taiwan	—	8,631,946	—	8,631,946
Thailand	—	3,509,526	—	3,509,526
Turkey	—	12,094,925	—	12,094,925
United Kingdom	—	58,359,695	—	58,359,695
United States	14,481,058	4,364,498	—	18,845,556
Securities Lending Collateral	43,189,281	—	—	43,189,281
Repurchase Agreement	—	16,432,221	—	16,432,221

Total Investment Securities	$224,506,645	$335,450,876	$10,577,939	$570,535,460

Other Assets (H)
Foreign Currency	$2,388,881	$—	$—	$2,388,881

Total Other Assets	$2,388,881	$—	$—	$2,388,881

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(43,189,281)	$—	$(43,189,281)

Total Other Liabilities	$—	$(43,189,281)	$—	$(43,189,281)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended July 31, 2013, securities with fair market value of $4,364,498 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3 (J)	Transfers out of Level 3	Ending Balance at July 31, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (I)
Common Stocks	$—	$—	$—	$—	$—	$—	$10,577,939	$—	$10,577,939	$—

(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(J)	Transferred into Level 3 because of unavailability of observable inputs.
(K)	Total aggregate market value of Level 3 securities is 1.99% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at July 31, 2013	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock	$10,577,939	Discount for illiquidity	Illiquidity discount applied for lack of marketability	5%	5%	5%	Decrease

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.4%
Boeing Co.	280,214	$ 29,450,491
Honeywell International, Inc.	258,710	21,467,756
United Technologies Corp.	249,482	26,337,815
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	66,117	5,738,956
Automobiles - 0.6%
Ford Motor Co.	514,166	8,679,122
Beverages - 1.8%
Anheuser-Busch InBev NV - ADR	120,513	11,534,299
Coca-Cola Co.	367,679	14,736,575
Biotechnology - 5.9%
Amgen, Inc.	310,745	33,650,576
Biogen IDEC, Inc. (A)	53,267	11,619,131
Celgene Corp. (A)	136,289	20,015,402
Gilead Sciences, Inc. (A)	306,756	18,850,156
Chemicals - 1.7%
Monsanto Co.	163,738	16,174,040
Sherwin-Williams Co.	43,290	7,539,819
Commercial Services & Supplies - 0.8%
ADT Corp. (A) (B)	143,684	5,758,855
Tyco International, Ltd.	156,362	5,442,961
Communications Equipment - 6.6%
Cisco Systems, Inc.	3,311,879	84,618,508
Emulex Corp. (A)	315,769	2,529,310
Juniper Networks, Inc. (A)	310,634	6,731,439
QUALCOMM, Inc.	16,971	1,095,478
Computers & Peripherals - 4.8%
Apple, Inc.	36,173	16,368,283
NetApp, Inc.	726,554	29,875,901
QLogic Corp. (A)	193,908	2,134,927
SanDisk Corp. (A)	219,469	12,097,131
Western Digital Corp.	132,888	8,555,329
Consumer Finance - 1.4%
American Express Co.	272,445	20,098,268
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	46,438	1,218,069
Diversified Financial Services - 2.8%
Bank of America Corp.	1,387,700	20,260,420
IntercontinentalExchange, Inc. (A)	22,648	4,132,128
JPMorgan Chase & Co.	280,854	15,651,993
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	582,557	28,824,920
Energy Equipment & Services - 1.3%
Oceaneering International, Inc.	123,357	10,003,019
Transocean, Ltd.	178,831	8,433,670
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	158,711	18,615,213
CVS Caremark Corp.	241,649	14,858,997
Wal-Mart Stores, Inc.	405,217	31,582,613
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	105,754	8,162,094
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	297,711	10,905,154
Becton Dickinson and Co.	75,457	7,826,400
CR Bard, Inc.	76,878	8,810,219
Medtronic, Inc.	402,132	22,213,772
Zimmer Holdings, Inc. - Class A	189,718	15,837,658

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.5%
Aetna, Inc.	176,244	$ 11,309,577
Express Scripts Holding Co. (A)	148,350	9,724,343
McKesson Corp.	115,994	14,227,824
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. - Class A (A)	13,219	5,449,797
Starwood Hotels & Resorts Worldwide, Inc.	159,895	10,577,054
Wyndham Worldwide Corp.	164,073	10,221,748
Wynn Resorts, Ltd. (B)	47,824	6,366,809
Household Products - 0.2%
Colgate-Palmolive Co.	49,812	2,982,244
Industrial Conglomerates - 3.2%
3M Co.	210,840	24,758,941
Danaher Corp.	254,239	17,120,454
General Electric Co.	183,335	4,467,874
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (A)	26,725	8,050,104
priceline.com, Inc. (A)	8,001	7,006,236
Internet Software & Services - 6.7%
eBay, Inc. (A)	267,664	13,835,552
Facebook, Inc. - Class A (A)	99,931	3,680,459
Google, Inc. - Class A (A)	49,870	44,264,612
IAC/InterActiveCorp	353,799	17,905,767
LinkedIn Corp. - Class A (A)	13,956	2,844,093
Yahoo! Inc. (A)	489,395	13,747,106
IT Services - 2.7%
Alliance Data Systems Corp. (A) (B)	34,295	6,782,865
International Business Machines Corp.	10,063	1,962,688
Paychex, Inc. (B)	190,364	7,507,956
Visa, Inc. - Class A	127,105	22,498,856
Life Sciences Tools & Services - 0.3%
Bruker Corp. (A)	209,641	3,756,767
Machinery - 1.6%
Dover Corp.	102,747	8,799,253
Illinois Tool Works, Inc. - Class A	40,300	2,903,212
Parker Hannifin Corp.	112,894	11,659,692
Media - 4.3%
Comcast Corp. - Class A	492,378	22,196,400
Omnicom Group, Inc.	252,458	16,225,476
Sirius XM Radio, Inc.	2,674,433	9,975,635
Twenty-First Century Fox, Inc.	434,652	12,987,402
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	234,059	1,561,174
Multiline Retail - 0.9%
Dollar Tree, Inc. (A)	205,611	11,031,030
Nordstrom, Inc.	20,924	1,281,386
Oil, Gas & Consumable Fuels - 0.6%
Valero Energy Corp.	253,553	9,069,591
Pharmaceuticals - 3.6%
Eli Lilly & Co.	370,249	19,663,924
Johnson & Johnson	187,753	17,554,906
Merck & Co., Inc.	291,841	14,057,981
Road & Rail - 0.5%
Hertz Global Holdings, Inc. (A) (B)	295,677	7,572,288
Semiconductors & Semiconductor Equipment - 5.0%
Altera Corp.	497,548	17,692,807
Broadcom Corp. - Class A	460,040	12,683,303
Intel Corp.	361,551	8,424,138
Microchip Technology, Inc. (B)	352,851	14,022,299
Xilinx, Inc.	385,326	17,990,871

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 9.0%
BMC Software, Inc. (A)	136,822	$ 6,289,707
Check Point Software Technologies, Ltd. (A) (B)	319,693	18,001,913
Intuit, Inc.	64,188	4,102,897
Microsoft Corp.	1,979,648	63,012,196
NetSuite, Inc. (A) (B)	70,865	6,653,515
Oracle Corp.	959,796	31,049,400
Specialty Retail - 8.7%
Buckle, Inc. (B)	172,740	9,669,985
Five Below, Inc. (A)	49,708	1,931,653
Gap, Inc. - Class A	215,057	9,871,116
Home Depot, Inc.	394,818	31,202,466
Lowe’s Cos., Inc.	689,609	30,742,769
O’Reilly Automotive, Inc. (A)	157,883	19,776,425
PetSmart, Inc. - Class A (B)	120,340	8,811,295
TJX Cos., Inc.	250,368	13,029,151
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (A) (B)	40,015	2,783,843
NIKE, Inc. - Class B	34,201	2,151,927
Tobacco - 0.9%
Philip Morris International, Inc.	146,013	13,021,439

Total Common Stocks (cost $1,071,248,147)		1,428,941,058

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	74,359,151	74,359,151

Total Securities Lending Collateral (cost $74,359,151)		74,359,151

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $3,268,485 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $3,338,178.	$ 3,268,483	3,268,483

Total Repurchase Agreement (cost $3,268,483)		3,268,483

Total Investment Securities (cost $1,148,875,781) (D)		1,506,568,692
Other Assets and Liabilities - Net		(75,008,372)

Net Assets		$ 1,431,560,320

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $72,672,651. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,148,875,781. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $370,813,485 and $13,120,574, respectively. Net unrealized appreciation for tax purposes is $357,692,911.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$1,428,941,058	$—	$—	$1,428,941,058
Securities Lending Collateral	74,359,151	—	—	74,359,151
Repurchase Agreement	—	3,268,483	—	3,268,483

Total Investment Securities	$1,503,300,209	$3,268,483	$—	$1,506,568,692

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(74,359,151)	$—	$(74,359,151)

Total Other Liabilities	$—	$(74,359,151)	$—	$(74,359,151)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 92.1%
Aerospace & Defense - 7.9%
General Dynamics Corp.	147,441	$ 12,582,615
Honeywell International, Inc.	433,800	35,996,724
Raytheon Co.	506,500	36,386,960
Airlines - 1.1%
Southwest Airlines Co.	846,200	11,702,946
Capital Markets - 3.6%
State Street Corp.	559,400	38,973,398
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	402,700	23,231,763
Commercial Banks - 7.1%
PNC Financial Services Group, Inc.	458,200	34,846,110
Wells Fargo & Co.	943,800	41,055,300
Construction Materials - 1.0%
CRH PLC - ADR	513,700	10,844,207
Consumer Finance - 2.6%
American Express Co.	386,300	28,497,351
Diversified Financial Services - 8.1%
Bank of America Corp.	3,566,700	52,073,820
JPMorgan Chase & Co.	635,600	35,421,988
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	784,300	27,662,261
Verizon Communications, Inc.	494,900	24,487,652
Electric Utilities - 1.4%
Entergy Corp. - Class B	219,400	14,809,500
Food & Staples Retailing - 6.0%
Sysco Corp. (A)	867,600	29,940,876
Walgreen Co.	691,400	34,742,850
Gas Utilities - 1.1%
ONEOK, Inc.	214,700	11,368,365
Health Care Equipment & Supplies - 5.5%
Baxter International, Inc.	306,800	22,408,672
Medtronic, Inc.	671,400	37,088,136
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	583,500	29,227,515
Industrial Conglomerates - 3.1%
General Electric Co.	1,351,200	32,928,744
Insurance - 1.9%
Loews Corp.	452,197	20,597,573
Machinery - 3.8%
Illinois Tool Works, Inc. - Class A	425,100	30,624,204
Stanley Black & Decker, Inc.	127,328	10,774,496
Multiline Retail - 3.0%
Target Corp.	451,600	32,176,500
Oil, Gas & Consumable Fuels - 10.5%
BP PLC - ADR	619,600	25,676,224
ConocoPhillips	460,300	29,855,058
Marathon Oil Corp.	880,400	32,011,344
Occidental Petroleum Corp.	280,900	25,014,145
Pharmaceuticals - 9.9%
Johnson & Johnson	386,200	36,109,700
Merck & Co., Inc.	651,700	31,392,389
Pfizer, Inc.	1,338,800	39,133,124
Road & Rail - 0.9%
Norfolk Southern Corp.	132,300	9,679,068

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 3.9%
Altria Group, Inc.	390,400	$ 13,687,424
Philip Morris International, Inc.	314,600	28,056,028

Total Common Stocks (cost $851,177,227)		991,065,030

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	3,150,116	3,150,116

Total Securities Lending Collateral (cost $3,150,116)		3,150,116

	Principal	Value
REPURCHASE AGREEMENT - 7.8%
State Street Bank & Trust Co. 0.03% (B), dated 07/31/2013, to be repurchased at $84,749,449 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 04/01/2028 - 01/01/2032, and with a total value of $86,445,687.	$ 84,749,378	84,749,378

Total Repurchase Agreement (cost $84,749,378)		84,749,378

Total Investment Securities (cost $939,076,721) (C)		1,078,964,524
Other Assets and Liabilities - Net		(2,684,045)

Net Assets		$ 1,076,280,479

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,083,986. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $939,076,721. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $140,671,823 and $784,020, respectively. Net unrealized appreciation for tax purposes is $139,887,803.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$991,065,030	$—	$—	$991,065,030
Securities Lending Collateral	3,150,116	—	—	3,150,116
Repurchase Agreement	—	84,749,378	—	84,749,378

Total Investment Securities	$994,215,146	$84,749,378	$—	$1,078,964,524

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(3,150,116)	$—	$(3,150,116)

Total Other Liabilities	$—	$(3,150,116)	$—	$(3,150,116)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 50.9%
Argentina - 0.8%
Argentina Republic Government International Bond
7.82%, 12/31/2033 (A)	EUR 8,357,126	$ 6,503,972
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/2017	BRL 17,000,000	7,377,002
Cayman Islands - 2.2%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 - 144A (A)	$ 18,365,000	17,630,400
Chile - 1.3%
Republic of Chile
5.50%, 08/05/2020	CLP 5,156,000,000	10,184,568
Colombia - 2.6%
Colombia Government International Bond
4.38%, 03/21/2023	COP 9,589,000,000	4,630,656
Republic of Colombia
7.38%, 01/27/2017	$ 13,700,000	15,857,750
Costa Rica - 0.7%
Costa Rica Government International Bond
10.00%, 08/01/2020 - 144A	4,485,000	5,914,594
Cote d’Ivoire - 1.2%
Republic of The Ivory Coast
5.75%, 12/31/2032 - Reg S (B)	10,790,000	9,495,200
Croatia - 0.8%
Croatia Government International Bond
5.50%, 04/04/2023 - 144A (A)	6,100,000	6,039,000
Guatemala - 1.0%
Guatemala Government Bond
4.88%, 02/13/2028 - 144A	8,200,000	7,646,500
Honduras - 0.9%
Honduras Government International Bond
7.50%, 03/15/2024 - 144A	9,140,000	7,403,400
Hungary - 4.7%
Hungary Government Bond
6.00%, 11/24/2023	HUF 885,040,000	3,819,950
6.50%, 06/24/2019	2,710,000,000	12,607,259
Hungary Government International Bond
5.38%, 02/21/2023 (A)	$ 21,970,000	20,953,887
Indonesia - 2.9%
Indonesia Government International Bond
3.38%, 04/15/2023 - 144A	7,140,000	6,265,350
7.50%, 01/15/2016 - 144A	4,550,000	5,078,937
Indonesia Treasury Bond
6.13%, 05/15/2028	IDR 41,550,000,000	3,360,098
7.00%, 05/15/2022	95,587,000,000	8,829,235
Mexico - 4.7%
Mexican Bonos
6.50%, 06/10/2021 - 06/09/2022	MXN 334,070,000	27,192,663
7.75%, 05/29/2031	45,557,900	3,874,445
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044 (A)	$ 6,990,000	6,430,800

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 1.0%
Panama Government International Bond
4.30%, 04/29/2053 (A)	$ 10,035,000	$ 8,103,263
Peru - 0.4%
Peruvian Government International Bond
5.20%, 09/12/2023 - 144A	PEN 8,730,000	3,103,271
Poland - 1.8%
Poland Government International Bond
3.00%, 03/17/2023 (A)	$ 14,220,000	12,957,975
6.38%, 07/15/2019	1,000,000	1,169,920
Romania - 1.9%
Romania Government Bond
5.85%, 04/26/2023	RON 19,200,000	6,093,999
5.90%, 07/26/2017	12,420,000	3,890,492
Romanian Government International Bond
4.38%, 08/22/2023 - 144A	$ 5,650,000	5,425,412
Russian Federation - 2.6%
Russian Federal Bond - OFZ
7.05%, 01/19/2028	RUB 366,650,000	10,372,741
8.15%, 02/03/2027	186,900,000	5,897,028
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022 - 144A (A)	$ 4,270,000	4,398,100
Slovenia - 1.1%
Slovenia Government International Bond
4.75%, 05/10/2018 - 144A	6,170,000	5,977,311
5.85%, 05/10/2023 - 144A	2,590,000	2,455,113
South Africa - 1.3%
Republic of South Africa
5.50%, 03/09/2020	9,900,000	10,605,375
Supranational - 2.5%
Eastern and Southern African Trade and Development Bank, Series EMTN
6.88%, 01/09/2016 - Reg S (C)	7,850,000	7,928,500
Eurasian Development Bank
4.77%, 09/20/2022 - 144A	6,423,000	6,053,677
Inter-American Development Bank, Series EMTN
5.00%, 07/24/2015	INR 360,000,000	5,639,931
Thailand - 1.3%
Thailand Government Bond
3.63%, 06/16/2023	THB 326,232,000	10,130,087
Turkey - 4.8%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/2018 - 144A	$ 4,000,000	3,800,000
2.80%, 03/26/2018 - Reg S	2,800,000	2,660,000
Republic of Turkey
4.50%, 02/11/2015	TRY 29,035,997	15,365,779
Turkey Government International Bond
3.25%, 03/23/2023 (A)	$ 11,210,000	9,696,650
5.13%, 03/25/2022	3,000,000	3,037,500
6.25%, 09/26/2022	3,500,000	3,815,000
Ukraine - 1.5%
Ukraine Government International Bond
7.50%, 04/17/2023 - 144A (A)	2,040,000	1,782,450
9.25%, 07/24/2017 - 144A	10,520,000	10,506,534
Venezuela - 6.0%
Republic of Venezuela
6.00%, 12/09/2020 - Reg S	13,770,000	10,155,375
Venezuela Government International Bond
7.65%, 04/21/2025	7,220,000	5,378,900
8.50%, 10/08/2014 (A)	6,880,000	6,914,400
9.25%, 09/15/2027 (A)	5,520,000	4,581,600

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Venezuela (continued)
Venezuela Government International Bond (continued)
11.75%, 10/21/2026 - Reg S (A)	$ 10,400,000	$ 9,828,000
11.95%, 08/05/2031 - Reg S (A)	11,945,000	11,288,025

Total Foreign Government Obligations (cost $432,892,333)		406,108,074

CORPORATE DEBT SECURITIES - 43.5%
Barbados - 0.4%
Columbus International, Inc.
11.50%, 11/20/2014 - 144A	3,200,000	3,456,000
Bermuda - 0.5%
Noble Group, Ltd.
6.63%, 08/05/2020 - 144A	3,670,000	3,752,575
Brazil - 3.4%
Banco BMG SA
8.00%, 04/15/2018 - 144A	5,025,000	4,849,125
Banco Santander Brasil SA/Cayman Islands
8.00%, 03/18/2016 - 144A (A)	BRL 13,800,000	5,618,055
Oi SA
5.75%, 02/10/2022 - 144A (A)	$ 4,300,000	4,020,500
Telemar Norte Leste SA
9.50%, 04/23/2019 - 144A	4,590,000	5,117,850
Vale SA
5.63%, 09/11/2042 (A)	9,030,000	7,757,781
Canada - 0.5%
Nexen, Inc.
7.50%, 07/30/2039	2,795,000	3,488,367
PTTEP Canada International Finance, Ltd.
6.35%, 06/12/2042 - 144A (A)	500,000	523,478
Cayman Islands - 6.6%
Country Garden Holdings Co., Ltd.
7.50%, 01/10/2023 - 144A	6,000,000	5,565,000
Dubai Holding Commercial Operations MTN, Ltd., Series EMTN
6.00%, 02/01/2017	GBP 2,750,000	4,256,649
Kaisa Group Holdings, Ltd.
10.25%, 01/08/2020 - Reg S	$ 700,000	667,375
KWG Property Holding, Ltd.
8.63%, 02/05/2020 - Reg S (A)	1,000,000	958,725
Longfor Properties Co., Ltd.
6.75%, 01/29/2023 - Reg S	3,510,000	3,295,553
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 - 144A	1,000,000	990,000
Nord Anglia Education, Inc.
8.50%, 02/15/2018 - 144A (D)	5,085,000	4,983,300
Odebrecht Finance, Ltd.
7.13%, 06/26/2042 - 144A	5,480,000	5,343,000
8.25%, 04/25/2018 - 144A	BRL 12,370,000	4,878,650
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A (E)	$ 2,800,000	2,793,000
Petrobras International Finance Co.
5.75%, 01/20/2020	1,700,000	1,756,025
6.88%, 01/20/2040	2,780,000	2,717,072
Saudi Electricity Global Sukuk Co.
2 5.06%, 04/08/2043 - 144A	8,950,000	8,110,937
Vale Overseas, Ltd.
8.25%, 01/17/2034	5,180,000	5,930,784
Chile - 0.7%
SACI Falabella
6.50%, 04/30/2023 - 144A	CLP 1,563,000,000	2,844,031
Transelec SA
4.63%, 07/26/2023 - 144A (A)	$ 2,750,000	2,717,899

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 1.1%
BanColombia SA
5.95%, 06/03/2021 (A)	$ 1,880,000	$ 1,959,900
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 - 144A	COP 14,524,000,000	6,783,871
Dominican Republic - 0.5%
Aeropuertos Dominicanos Siglo XXI SA
9.25%, 11/13/2019 - 144A	$ 4,000,000	4,090,000
Indonesia - 0.4%
Berau Coal Energy PT
7.25%, 03/13/2017 - 144A (A)	1,800,000	1,665,000
Pertamina Persero PT
5.63%, 05/20/2043 - 144A	2,150,000	1,763,000
Ireland - 0.5%
Federal Grid Co. OJSC via Federal Grid Finance, Ltd., Series EMTN
8.45%, 03/13/2019 - Reg S	RUB 135,000,000	4,039,576
Isle of Man - 0.6%
AngloGold Ashanti Holdings PLC
8.50%, 07/30/2020 (A)	$ 4,540,000	4,466,452
Luxembourg - 4.1%
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022 - 144A	4,550,000	4,209,660
MHP SA
8.25%, 04/02/2020 - 144A	6,580,000	6,004,250
TMK OAO Via TMK Capital SA
6.75%, 04/03/2020 - 144A (A)	10,650,000	10,343,812
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/2020 - 144A	8,900,000	9,256,000
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A (D)	2,504,550	2,579,687
Mexico - 5.3%
America Movil SAB de CV
3.13%, 07/16/2022 (A)	5,540,000	5,161,153
6.45%, 12/05/2022	MXN 37,500,000	2,808,817
Bank of New York Mellon SA Institucion de Banca Multiple
9.63%, 05/02/2021 - 144A	$ 4,850,000	2,037,000
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	1,740,000	1,831,350
6.75%, 09/30/2022 - Reg S (A)	2,300,000	2,443,750
Comision Federal de Electricidad
5.75%, 02/14/2042 - 144A	3,650,000	3,467,500
Grupo Televisa SAB, Series EMTN
7.25%, 05/14/2043	MXN 146,000,000	9,695,216
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A (A)	$ 9,702,000	9,799,020
6.50%, 06/02/2041 - 144A	4,530,000	4,765,560
Netherlands - 5.4%
Aerospace Satellite Corp. Holding BV
12.75%, 11/16/2015 - 144A	5,500,000	5,885,000
Indo Energy Finance II BV
6.38%, 01/24/2023 - 144A (A)	4,235,000	3,578,575
Lukoil International Finance BV
4.56%, 04/24/2023 - 144A	8,300,000	7,770,875
Marfrig Holding Europe BV
9.88%, 07/24/2017 - 144A (A)	8,690,000	8,776,900
Petrobras Global Finance BV
4.38%, 05/20/2023	7,720,000	6,952,748
5.63%, 05/20/2043 (A)	6,440,000	5,417,676
VimpelCom Holdings BV
7.50%, 03/01/2022 - 144A	4,690,000	4,865,875

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Panama - 1.4%
ENA Norte Trust
4.95%, 04/25/2028 - 144A	$ 6,169,655	$ 6,231,781
Global Bank Corp.
4.75%, 10/05/2017 - 144A	4,780,000	4,780,000
Peru - 1.0%
Banco de Credito del Peru
4.25%, 04/01/2023 - 144A	4,640,000	4,245,600
Corp. Lindley SA
4.63%, 04/12/2023 - 144A	3,680,000	3,496,000
Singapore - 1.2%
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A	2,700,000	2,828,250
Ottawa Holdings Pte, Ltd.
5.88%, 05/16/2018 - 144A	7,200,000	5,832,000
Temasek Financial I, Ltd.
4.30%, 10/25/2019 - 144A	1,000,000	1,085,596
South Africa - 0.5%
Eskom Holdings, Ltd.
6.75%, 08/06/2023 - 144A (E)	4,140,000	4,106,466
Spain - 0.6%
Cemex Espana Luxembourg
9.88%, 04/30/2019 - 144A (A)	4,470,000	4,972,875
Turkey - 1.1%
Finansbank AS
5.15%, 11/01/2017 - 144A	6,600,000	6,451,500
Turkiye Vakiflar Bankasi Tao
3.75%, 04/15/2018 - 144A (A)	2,850,000	2,622,000
United Arab Emirates - 1.5%
DP World, Ltd.
6.85%, 07/02/2037 - 144A (A)	7,480,000	7,554,800
Ruwais Power Co. PJSC
6.00%, 08/31/2036 - 144A (C) (E)	4,140,000	4,140,000
United Kingdom - 2.1%
Nord Anglia Education UK Holdings PLC
10.25%, 04/01/2017 - 144A	2,890,000	3,193,450
State Export-Import Bank of Ukraine JSC via Biz Finance PLC
8.75%, 01/22/2018 - Reg S	6,580,000	5,856,200
Vedanta Resources PLC
6.00%, 01/31/2019 - 144A (A)	3,680,000	3,588,000
7.13%, 05/31/2023 - 144A (A)	4,350,000	4,241,250
United States - 2.7%
Brazil Loan Trust
1 5.48%, 07/24/2023 - 144A (C) (E)	13,600,000	14,095,312
NII Capital Corp.
7.63%, 04/01/2021	9,585,000	7,691,963
Venezuela - 0.8%
Petroleos de Venezuela SA
8.50%, 11/02/2017 - Reg S (A)	6,820,000	6,274,400
Virgin Islands, British - 0.6%
Yingde Gases Investment, Ltd.
8.13%, 04/22/2018 - 144A (A)	4,800,000	4,896,000

Total Corporate Debt Securities (cost $368,930,398)		346,993,397

	Shares	Value
SECURITIES LENDING COLLATERAL - 18.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (F)	144,139,093	144,139,093
Total Securities Lending Collateral (cost $144,139,093)		144,139,093

Principal	Value
REPURCHASE AGREEMENT - 5.8%

State Street Bank & Trust Co. 0.03% (F), dated 07/31/2013, to be repurchased at $46,690,591 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $47,627,385.

$ 46,690,553	$ 46,690,553

Total Repurchase Agreement (cost $46,690,553)	46,690,553

Total Investment Securities (cost $992,652,377) (G)	943,931,117
Other Assets and Liabilities - Net	(146,057,104)

Net Assets	$ 797,874,013

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	JPM	(18,600,000)	08/22/2013	$(8,287,662)	$175,534
BRL	SCB	18,600,000	08/22/2013	8,314,707	(202,580)
EUR	BCLY	(2,034,246)	08/27/2013	(2,684,879)	(21,636)
EUR	RBS	(6,139,290)	08/27/2013	(8,142,663)	(25,514)
GBP	BCLY	(6,022,768)	08/27/2013	(9,254,465)	94,224
MXN	RBS	(99,804,959)	08/27/2013	(7,939,365)	147,374
MXN	SCB	99,805,013	08/27/2013	7,787,532	4,463
NZD	BCLY	(129,387)	08/27/2013	(102,912)	(223)
PLN	BCLY	20,653,974	08/27/2013	6,458,404	(7,842)
PLN	SCB	(20,653,976)	08/27/2013	(6,474,296)	23,735
TRY	BCLY	(24,438,018)	08/27/2013	(12,702,993)	148,303

					$335,838

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	43.0%	$406,108,074
Oil, Gas & Consumable Fuels	6.7	63,509,706
Commercial Banks	5.3	49,913,480
Metals & Mining	2.8	25,984,267
Media	2.6	24,868,216
Electric Utilities	2.4	22,542,802
Wireless Telecommunication Services	2.2	20,527,808
Diversified Financial Services	2.1	20,171,888
Diversified Telecommunication Services	2.0	18,501,908
Transportation Infrastructure	1.9	17,876,581
Food Products	1.7	15,771,150
Construction & Engineering	1.4	13,014,650
Real Estate Management & Development	1.1	10,486,653
Machinery	1.1	10,343,812
Diversified Consumer Services	0.9	8,176,750
Construction Materials	0.5	4,972,875
Chemicals	0.5	4,896,000
Commercial Services & Supplies	0.4	4,256,649
Trading Companies & Distributors	0.4	3,752,575
Beverages	0.4	3,496,000
Multiline Retail	0.3	2,844,031
Capital Markets	0.1	1,085,596

Investment Securities, at Value	79.8	753,101,471
Short-Term Investments	20.2	190,829,646

Total Investments	100.0%	$943,931,117

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $141,187,154. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $26,163,812, or 3.28% of the fund’s net assets.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Rate shown reflects the yield at July 31, 2013.
(G)	Aggregate cost for federal income tax purposes is $992,652,377. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,763,728 and $52,484,988, respectively. Net unrealized depreciation for tax purposes is $48,721,260.

DEFINITIONS:

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $352,877,264, or 44.23% of the fund’s net assets.
BCLY	Barclays Bank PLC
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OFZ	Obligatsyi Federal’novo Zaima (Russian: Coupon-bearing Federal Loan Bonds)
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SCB	Standard Chartered Bank

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Foreign Government Obligations	$—	$406,108,074	$—	$406,108,074
Corporate Debt Securities	—	346,993,397	—	346,993,397
Securities Lending Collateral	144,139,093	—	—	144,139,093
Repurchase Agreement	—	46,690,553	—	46,690,553

Total Investment Securities	$144,139,093	$799,792,024	$—	$943,931,117

Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$593,633	$—	$593,633

Total Derivative Financial Instruments	$—	$593,633	$—	$593,633

Other Assets (J)
Foreign Currency	$9,757,982	$—	$—	$9,757,982

Total Other Assets	$9,757,982	$—	$—	$9,757,982

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(257,795)	$—	$(257,795)

Total Derivative Financial Instruments	$—	$(257,795)	$—	$(257,795)

Other Liabilities (J)
Collateral for Securities on Loan	$—	$(144,139,093)	$—	$(144,139,093)

Total Other Liabilities	$—	$(144,139,093)	$—	$(144,139,093)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.4%
Brazil - 1.4%
Cia Energetica de Sao Paulo - Class Preference, 6.36% (A)	64,900	$ 571,522
Investimentos Itau SA, 4.15% (A)	189,310	694,556
Klabin SA, 2.85% (A)	310,400	1,507,542

Total Preferred Stocks (cost $3,089,090)		2,773,620

COMMON STOCKS - 95.6%
Brazil - 10.2%
BRF - Brasil Foods SA - ADR (B)	70,234	1,505,115
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (B) (C)	214,634	2,210,730
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	80,200	572,669
Even Construtora e Incorporadora SA	284,400	1,058,389
Hypermarcas SA	589,200	4,264,007
Itau Unibanco Holding SA - ADR	143,330	1,827,457
Kroton Educacional SA	86,900	1,237,973
Petroleo Brasileiro SA - ADR (B) (C)	166,973	2,277,512
Petroleo Brasileiro SA - Class A ADR (B) (C)	61,953	888,406
Vale SA - Class B ADR	323,143	3,977,890
Vale SA - Class B ADR (B)	68,900	945,308
Chile - 0.7%
Enersis S.A. - ADR	89,400	1,358,880
China - 2.6%
China Petroleum & Chemical Corp. - ADR	39,923	2,965,879
China Vanke Co., Ltd. - Class B	286,735	521,296
CNOOC, Ltd. - ADR (B)	7,100	1,276,864
Luthai Textile Co., Ltd. - Class B	350,130	413,984
Czech Republic - 0.3%
CEZ AS	26,216	623,658
Hong Kong - 18.0%
Bank of China, Ltd. - Class H	6,858,000	2,865,016
Beijing Capital International Airport Co., Ltd. (B)	618,000	383,282
Brilliance China Automotive Holdings, Ltd. (C)	1,024,000	1,221,311
China Agri-Industries Holdings, Ltd.	2,318,000	1,075,971
China Citic Bank Corp., Ltd. - Class H	3,558,000	1,646,967
China Construction Bank Corp. - Class H	5,079,000	3,791,765
China Merchants Bank Co., Ltd. - Class H	801,500	1,345,548
China Mobile, Ltd. - ADR	193,500	2,055,856
China Mobile, Ltd. - ADR (B)	16,518	874,133
China Oilfield Services, Ltd. - Class H	494,000	1,119,774
China Shanshui Cement Group, Ltd.	970,000	385,218
China Unicom Hong Kong, Ltd. - ADR (B)	152,500	2,231,075
Country Garden Holdings Co., Ltd.	1,838,000	1,038,016
Datang International Power Generation Co., Ltd. - Class H	3,932,000	1,764,320
Haitong Securities Co., Ltd. - Class H	377,200	485,872
Harbin Electric Co., Ltd. - Class H	558,000	343,911
Huadian Power International Co. - Class H	1,576,000	727,485
Industrial & Commercial Bank of China, Ltd. - Class H	3,826,000	2,515,937
Kingboard Chemical Holdings, Ltd.	541,800	1,189,004
KWG Property Holding, Ltd.	1,409,500	808,741
PetroChina Co., Ltd.	2,874,000	3,357,373
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	424,100	879,304
Shiamo Property Holdings, Ltd.	505,000	1,063,967

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sihuan Pharmaceutical Holdings Group, Ltd.	1,024,000	$ 739,388
Sinofert Holdings, Ltd. (B)	3,808,000	594,110
Sinopharm Group Co., Ltd. - Class H	457,600	1,256,754
Skyworth Digital Holdings, Ltd. (B)	1,340,000	684,202
TPV Technology, Ltd.	1,050,000	207,141
Hungary - 0.2%
Richter Gedeon Nyrt	26,120	401,659
India - 4.9%
Dr. Reddy’s Laboratories, Ltd. - ADR	33,869	1,262,298
HDFC Bank, Ltd. - ADR	30,361	998,877
Infosys, Ltd. - ADR (B)	64,435	3,201,131
Tata Motors, Ltd. - Series V ADR (B)	167,335	4,022,733
Wipro, Ltd. - ADR (B)	61,751	532,293
Indonesia - 0.6%
Kalbe Farma PT	9,024,500	1,255,659
Korea, Republic of - 18.0%
Daeduck Electronics Co.	88,280	738,663
Daelim Industrial Co., Ltd.	10,501	831,910
E-Mart Co., Ltd.	5,669	1,067,266
GS Holdings	8,762	430,525
Hana Financial Group, Inc.	131,770	4,222,552
Handsome Co., Ltd.	28,340	700,033
Hyosung Corp.	17,455	1,047,215
Hyundai Mobis	4,330	1,056,074
Hyundai Motor Co.	25,883	5,356,653
KIA Motors Corp.	79,423	4,503,412
LG Corp.	19,073	1,108,634
LG International Corp.	17,980	492,142
LG Uplus Corp. (C)	175,490	2,140,074
Mando Corp.	11,833	1,242,890
Poongsan Corp.	34,580	780,295
Samsung Electronics Co., Ltd.	6,319	7,199,697
SK Corp.	16,071	2,524,896
Woori Finance Holdings Co., Ltd.	118,430	1,185,960
Malaysia - 4.0%
AirAsia Bhd	1,377,400	1,341,734
Genting Malaysia Bhd - Class B	361,200	463,191
IOI Corp., Bhd	226,400	381,055
Malayan Banking Bhd	615,878	1,947,876
Tenaga Nasional Bhd	906,800	2,485,034
UMW Holdings Bhd	363,400	1,552,628
Mexico - 3.8%
Alpek SA de CV - Class A	295,600	671,148
America Movil SAB de CV - Series L ADR	118,500	2,486,130
Compartamos SAB de CV	241,400	436,581
Grupo Financiero Banorte SAB de CV - Class O	450,900	2,844,259
OHL Mexico SAB de CV (C)	493,800	1,302,470
Philippines - 0.4%
Bloomberry Resorts Corp. (C)	3,040,800	833,192
Poland - 1.1%
KGHM Polska Miedz SA	18,629	646,962
Powszechny Zaklad Ubezpieczen SA	11,472	1,628,089
Russian Federation - 1.9%
Gazprom OAO - ADR	298,730	2,315,157
Mobile Telesystems OJSC - ADR	74,800	1,457,852
South Africa - 10.0%
Aspen Pharmacare Holdings, Ltd. (C)	200,377	4,445,646
AVI, Ltd.	142,210	827,991
FirstRand, Ltd.	700,854	2,107,073
Imperial Holdings, Ltd.	58,195	1,214,630
Liberty Holdings, Ltd.	65,610	815,345
Mediclinic International, Ltd.	449,463	3,143,120

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
South Africa (continued)
MMI Holdings, Ltd.	747,771	$ 1,629,626
Murray & Roberts Holdings, Ltd. (C)	222,818	537,085
Nedbank Group, Ltd.	100,644	1,813,336
Sanlam, Ltd.	131,055	631,397
Sappi, Ltd. (C)	426,032	1,137,899
Sasol, Ltd.	45,308	2,087,461
Taiwan - 13.5%
Airtac International Group	104,000	589,599
Cathay Financial Holding Co., Ltd.	1,392,000	2,023,951
Compeq Manufacturing Co.	1,125,000	513,981
Delta Electronics, Inc.	490,000	2,377,570
Highwealth Construction Corp.	401,400	895,525
Huaku Development Co., Ltd.	526,980	1,701,154
Kinsus Interconnect Technology Corp.	348,000	1,241,759
Largan Precision Co., Ltd.	73,000	2,531,806
Nan Ya Plastics Corp.	780,000	1,638,737
Pegatron Corp. (C)	2,473,000	3,653,441
Phison Electronics Corp.	177,000	1,322,195
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (B)	490,000	8,320,200
Vanguard International Semiconductor Corp.	730,000	730,328
Thailand - 2.4%
Airports of Thailand PCL	275,800	1,568,447
AP Thailand PCL	2,094,100	391,389
Bangkok Expressway PCL (B)	887,329	1,034,745
Charoen Pokphand Foods PCL	785,200	702,415
PTT Exploration & Production PCL	217,200	1,082,531
Turkey - 1.9%
Aygaz AS	164,230	751,609
Turk Hava Yollari	760,103	3,203,823
United Kingdom - 0.7%
NovaTek OAO - GDR, Reg S	12,155	1,413,627
United States - 0.4%
Uralkali OJSC - GDR, Reg S	34,351	745,417

Total Common Stocks (cost $198,222,973)		194,499,215

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	16,585,211	16,585,211

Total Securities Lending Collateral (cost $16,585,211)		16,585,211

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $2,023,977 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 06/25/2037, and with a value of $2,064,615.	$ 2,023,975	2,023,975

Total Repurchase Agreement (cost $2,023,975)		2,023,975

Total Investment Securities (cost $219,921,249) (D)		215,882,021
Other Assets and Liabilities - Net		(12,414,861)

Net Assets		$203,467,160

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	12.8%	$27,700,106
Semiconductors & Semiconductor Equipment	8.7	18,814,179
Oil, Gas & Consumable Fuels	8.4	18,095,335
Automobiles	7.7	16,656,737
Wireless Telecommunication Services	4.2	9,014,045
Pharmaceuticals	3.8	8,104,650
Electronic Equipment & Instruments	3.4	7,351,024
Insurance	3.1	6,728,408
Real Estate Management & Development	3.0	6,420,088
Metals & Mining	2.9	6,350,455
Health Care Providers & Services	2.4	5,279,178
Chemicals	2.2	4,696,627
Airlines	2.1	4,545,557
Food Products	2.1	4,492,547
Electric Utilities	2.1	4,467,572
Transportation Infrastructure	2.0	4,288,944
Personal Products	2.0	4,264,007
Computers & Peripherals	1.8	3,860,582
IT Services	1.7	3,733,424
Industrial Conglomerates	1.7	3,633,530
Independent Power Producers & Energy Traders	1.4	3,063,327
Household Durables	1.1	2,315,260
Auto Components	1.1	2,298,964
Diversified Telecommunication Services	1.0	2,231,075
Water Utilities	1.0	2,210,730
Diversified Financial Services	1.0	2,107,073
Containers & Packaging	0.7	1,507,542
Construction & Engineering	0.6	1,368,995
Hotels, Restaurants & Leisure	0.6	1,296,383
Diversified Consumer Services	0.6	1,237,973
Distributors	0.6	1,214,630
Paper & Forest Products	0.5	1,137,899
Energy Equipment & Services	0.5	1,119,774
Textiles, Apparel & Luxury Goods	0.5	1,114,017
Food & Staples Retailing	0.5	1,067,266
Gas Utilities	0.3	751,609
Machinery	0.3	589,599
Trading Companies & Distributors	0.2	492,142
Capital Markets	0.2	485,872
Consumer Finance	0.2	436,581
Construction Materials	0.2	385,218
Electrical Equipment	0.2	343,911

Investment Securities, at Value	91.4	197,272,835
Short-Term Investments	8.6	18,609,186

Total Investments	100.0%	$215,882,021

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $16,037,083. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $219,921,249. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,464,964 and $14,504,192, respectively. Net unrealized depreciation for tax purposes is $4,039,228.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stocks	$2,773,620	$—	$—	$2,773,620
Common Stocks	59,167,303	135,331,912	—	194,499,215
Securities Lending Collateral	16,585,211	—	—	16,585,211
Repurchase Agreement	—	2,023,975	—	2,023,975

Total Investment Securities	$78,526,134	$137,355,887	$—	$215,882,021

Other Assets (F)
Foreign Currency	$2,824,211	$—	$—	$2,824,211

Total Other Assets	$2,824,211	$—	$—	$2,824,211

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(16,585,211)	$—	$(16,585,211)

Total Other Liabilities	$—	$(16,585,211)	$—	$(16,585,211)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 102.0%
Alaska - 2.0%
Alaska Housing Finance Corp. (Revenue Bonds)
Series A
5.00%, 12/01/2027	$ 165,000	$ 177,062
City of Valdez, AK (Revenue Bonds)
Series C
5.00%, 01/01/2021	50,000	57,754
Arizona - 1.3%
City of Phoenix Civic Improvement Corp. (Revenue Bonds)
Series C
5.00%, 07/01/2020	40,000	44,875
City of Tucson, AZ (Certificate Participation)
Series A, Insurer: NATL-RE
5.00%, 07/01/2019	75,000	83,151
Scottsdale Municipal Property Corp. (Revenue Bonds)
5.00%, 07/01/2025	25,000	28,746
California - 8.9%
Alhambra Unified School District (General Obligation Unlimited)
Series A
4.50%, 08/01/2019	50,000	56,539
California Health Facilities Financing Authority (Revenue Bonds)
Series D
5.00%, 08/15/2022	25,000	28,395
County of Orange, CA Airport Revenue (Revenue Bonds)
Series A
5.00%, 07/01/2019	35,000	40,801
County of Sacramento, CA Airport System Revenue (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 07/01/2026	25,000	26,592
Hercules Public Financing Authority (Revenue Bonds)
Insurer: AGM
4.25%, 08/01/2024	25,000	25,477
Merced Union High School District (General Obligation Unlimited)
Series A, Insurer: ASSURED GTY
5.00%, 08/01/2029	50,000	54,394
Oxnard Union High School District (General Obligation Unlimited)
4.00%, 08/01/2020	25,000	27,366
San Bernardino Joint Powers Financing Authority (Tax Allocation)
Series A, Insurer: AGM
5.75%, 10/01/2019	30,000	33,362
San Diego Unified School District (General Obligation Unlimited)
Series C-2, Insurer: AGM
5.50%, 07/01/2025	85,000	100,580
San Juan Unified School District (General Obligation Unlimited)
Insurer: AGM
3.63%, 08/01/2021	70,000	74,516

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Stockton Unified School District (General Obligation Unlimited)
Insurer: AGM
5.00%, 07/01/2021	$ 50,000	$ 55,677
Twin Rivers Unified School District (Certificate Participation)
Insurer: AGM
3.20%, 06/01/2027 (A)	295,000	284,584
Vallejo City Unified School District (Special Tax)
Insurer: AGM
5.00%, 09/01/2019	100,000	100,229
Wasco Union High School District (General Obligation Unlimited)
Series B, Insurer: AGM
4.00%, 08/01/2024	150,000	148,933
Colorado - 2.5%
City & County of Denver, CO Airport System Revenue (Revenue Bonds)
Series A
5.00%, 11/15/2021	60,000	68,493
City of Colorado Springs, CO Utilities System Revenue (Revenue Bonds)
Series A
5.00%, 11/15/2021	25,000	29,308
County of Pueblo, CO (Certificate Participation)
Insurer: ASSURED GTY
4.85%, 09/15/2017	150,000	168,832
St. Vrain Valley School District No. RE-1J (General Obligation Unlimited)
Insurer: FGIC NATL-RE
5.25%, 12/15/2019	25,000	29,952
Connecticut - 1.1%
Hartford New Public Housing Authority (Revenue Bonds)
5.00%, 09/01/2031	45,000	43,951
Town of East Haven, CT (General Obligation Unlimited)
Insurer: AGC-ICC
4.25%, 08/01/2019	50,000	55,782
University of Connecticut (Revenue Bonds)
Series A
5.00%, 11/15/2023	25,000	28,135
District of Columbia - 0.3%
Metropolitan Washington Airports Authority (Revenue Bonds)
Series A
5.00%, 10/01/2020	25,000	29,291
Florida - 9.1%
Citizens Property Insurance Corp. (Revenue Bonds)
Series A-1, Insurer: AGM
4.25%, 06/01/2017	120,000	131,040
5.00%, 06/01/2016	25,000	27,598
City of Tampa, FL (Revenue Bonds)
Series A
5.00%, 11/15/2025	25,000	26,841
County of Broward, FL Half-Cent Sales Tax Revenue (Revenue Bonds)
Series A
4.00%, 10/01/2014	35,000	36,414
County of Manatee, FL Public Utilities Revenue (Revenue Bonds)
5.00%, 10/01/2021	25,000	28,827

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
County of Miami-Dade, FL (General Obligation Unlimited)
Series A, Insurer: ASSURED GTY
4.50%, 07/01/2020	$ 30,000	$ 32,615
County of Miami-Dade, FL Aviation Revenue (Revenue Bonds)
Series A
5.75%, 10/01/2021	60,000	68,588
Series B, Insurer: ASSURED GTY
4.00%, 10/01/2017	70,000	76,982
Escambia County Housing Finance Authority (Revenue Bonds)
Insurer: AGM
3.50%, 06/01/2017	50,000	53,918
Florida Department of Environmental Protection (Revenue Bonds)
Series A
5.00%, 07/01/2022	55,000	63,064
Florida Municipal Power Agency (Revenue Bonds)
Series A
5.00%, 10/01/2018	25,000	28,866
Florida State Department of Transportation (Revenue Bonds)
Series A
5.00%, 07/01/2024	25,000	27,766
Greater Orlando Aviation Authority (Revenue Bonds)
Series A
3.60%, 10/01/2018	40,000	43,397
Hillsborough County Industrial Development Authority (Revenue Bonds)
5.00%, 10/01/2016 - 10/01/2018	150,000	161,443
Kissimmee Utility Authority (Revenue Bonds)
Insurer: AGM
5.25%, 10/01/2018	100,000	116,637
Manatee County Port Authority (Revenue Bonds)
Series A
3.00%, 10/01/2019	50,000	52,316
Miami-Dade County School Board (Certificate Participation)
Series A, Insurer: ASSURED GTY
5.00%, 02/01/2020	45,000	50,485
Palm Beach County School District (Certificate Participation)
Series C
4.00%, 08/01/2017	50,000	54,822
Georgia - 2.1%
City of Atlanta, GA Department of Aviation (Revenue Bonds)
Series C
5.00%, 01/01/2020	40,000	46,356
County of DeKalb, GA (General Obligation Unlimited)
Series A
4.00%, 01/01/2016	100,000	100,206

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Georgia Higher Education Facilities Authority (Revenue Bonds)
Series A, Insurer: ASSURED GTY
5.00%, 06/15/2032	$ 50,000	$ 51,372
Medical Center Hospital Authority (Revenue Bonds)
Insurer: AGM
3.00%, 08/01/2018	50,000	52,207
Idaho - 1.4%
Idaho Health Facilities Authority (Revenue Bonds)
Series B
6.13%, 12/01/2028	100,000	114,074
Idaho Housing & Finance Association (Revenue Bonds)
Series A, Insurer: ASSURED GTY
4.13%, 07/15/2019	45,000	49,416
Illinois - 21.9%
Chicago Board of Education (General Obligation Unlimited)
Series A, Insurer: AMBAC
5.50%, 12/01/2019	25,000	29,057
Series D, Insurer: AGM
5.00%, 12/01/2017	70,000	78,639
City of Chicago, IL (General Obligation Unlimited)
Series A, Insurer: AGM
5.00%, 01/01/2026	95,000	96,664
5.50%, 01/01/2017	50,000	55,997
City of Chicago, IL O’Hare International Airport Revenue (Revenue Bonds)
Series B
5.00%, 01/01/2021	150,000	168,433
City of Evanston, IL (General Obligation Unlimited)
Series C
4.00%, 12/01/2018	50,000	55,674
County of Cook, IL (General Obligation Unlimited)
Series C
5.00%, 11/15/2021	250,000	276,080
Series D
5.00%, 11/15/2019	25,000	28,690
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst (General Obligation Unlimited)
Insurer: FGIC NATL-RE
5.50%, 01/01/2021	25,000	29,474
Grundy & Will Counties Community Unit School District No. 1 Coal City (General Obligation Unlimited)
Insured: XLCA
4.63%, 02/01/2015	30,000	31,790
Illinois Finance Authority (Revenue Bonds)
5.00%, 08/15/2023	35,000	38,494
Series A-1
4.00%, 04/01/2019	25,000	27,108
Series A-2
5.00%, 11/01/2030 (A)	120,000	135,210
Series B, Insurer: AGM
4.50%, 05/15/2020	130,000	137,715
Series C
5.00%, 05/15/2020	100,000	113,375
Series D
6.25%, 11/01/2028	65,000	74,237

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Municipal Electric Agency (Revenue Bonds)
Series A, Insurer: FGIC NATL-RE
5.25%, 02/01/2026	$ 75,000	$ 81,897
Kankakee County Community Unit School District No. 53 (General Obligation Limited)
Series B
3.00%, 02/01/2019	50,000	52,024
Knox & Warren Counties Community Unit School District No. 205 Galesburg (General Obligation Unlimited)
Series B
5.75%, 01/01/2027	40,000	43,463
Lake County School District No. 33 (General Obligation Unlimited)
Series B, Insurer: XCLA
Zero Coupon, 12/01/2031	45,000	15,945
Macon & de Witt Counties Community Unit School District No. 2 Maroa-Forsyth (General Obligation Unlimited)
Insurer: AGM
3.35%, 12/01/2018	185,000	192,054
Madison-Macoupin Counties Community College District No. 536 (General Obligation Limited)
Insurer: AGM
4.25%, 11/01/2017	50,000	55,668
Metropolitan Pier & Exposition Authority (Revenue Bonds)
Series A, Insurer: AGM FGIC
5.50%, 12/15/2023	40,000	45,230
Peoria Metropolitan Airport Authority (General Obligation Unlimited)
5.60%, 12/01/2022	35,000	40,956
Railsplitter Tobacco Settlement Authority (Revenue Bonds)
5.00%, 06/01/2018 - 06/01/2019	105,000	118,532
5.38%, 06/01/2021	25,000	28,482
6.00%, 06/01/2028	75,000	81,836
6.25%, 06/01/2024	25,000	27,199
Regional Transportation Authority (Revenue Bonds)
Series A, Insurer: AGM MBIA
6.00%, 07/01/2027	45,000	52,638
St. Clair Community Unit (General Obligation Unlimited)
Insurer: AGM
Zero Coupon, 01/01/2022 (B)	400,000	269,660
Will & Kendall Counties Community Consolidated School District 202 Plainfield (General Obligation Unlimited)
Series A, Insurer: ASSURED GTY
4.50%, 01/01/2025	50,000	51,063
Will County Community Unit School District No. 365 Valley View (General Obligation Unlimited)
Series A
5.63%, 11/01/2030	50,000	54,593
Indiana - 0.7%
Indiana Finance Authority (Revenue Bonds)
5.00%, 03/01/2024	75,000	79,238

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.2%
County of Warren, KY (Revenue Bonds)
Series B
4.00%, 04/01/2017	$ 25,000	$ 27,047
Louisiana - 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue (Revenue Bonds)
Series A-1
4.00%, 05/01/2022	30,000	32,510
Maine - 0.5%
Maine Municipal Bond Bank (Revenue Bonds)
Series B
5.00%, 11/01/2022	50,000	58,198
Maryland - 1.2%
Maryland Community Development Administration (Revenue Bonds)
Series C
4.50%, 03/01/2027	50,000	53,142
Morgan State University (Revenue Bonds)
5.00%, 07/01/2021	75,000	86,386
Massachusetts - 0.7%
City of Chelsea, MA (General Obligation Limited)
Insurer: AGM
4.00%, 09/01/2020	50,000	53,747
Commonwealth of Massachusetts (General Obligation Limited)
Series A
5.00%, 04/01/2024	25,000	28,595
Michigan - 10.5%
City of Detroit, MI (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 04/01/2014	25,000	24,519
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds)
Series A, Insurer: AGM
5.25%, 07/01/2023 - 07/01/2024	80,000	78,953
5.50%, 07/01/2015	100,000	101,495
Series C-2, Insurer: BHAC FGIC
4.50%, 07/01/2027	75,000	71,053
City of Detroit, MI Water Supply System Revenue (Revenue Bonds)
Series C, Insurer: BHAC FGIC
4.25%, 07/01/2018	100,000	101,639
Series D, Insurer: AGM
5.00%, 07/01/2025	100,000	95,987
Detroit City School District (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 05/01/2027	195,000	199,857
Series A, Insurer: FGIC
6.00%, 05/01/2020	110,000	128,150
Hazel Park School District (General Obligation Unlimited)
Insurer: AGM
5.00%, 05/01/2021	50,000	56,317
Huron Valley School District (General Obligation Unlimited)
5.00%, 05/01/2022	25,000	27,903
L’Anse Creuse Public Schools (General Obligation Unlimited)
5.00%, 05/01/2022	40,000	44,956

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan State Hospital Finance Authority (Revenue Bonds)
Series A
6.00%, 12/01/2017	$ 170,000	$ 200,076
Western Michigan University (Revenue Bonds)
Insurer: AGM
5.00%, 11/15/2018	100,000	113,017
Minnesota - 1.2%
City of International Falls, MN (Revenue Bonds)
5.65%, 12/01/2022	55,000	54,563
City of Rochester, MN (Revenue Bonds)
Series C
4.50%, 11/15/2038 (A)	25,000	28,099
St. Cloud Economic Development Authority (Revenue Bonds)
4.00%, 05/01/2019	50,000	55,474
Mississippi - 1.0%
Mississippi Development Bank (Revenue Bonds)
Series A
5.25%, 01/01/2025	85,000	96,075
Mississippi Home Corp. (Revenue Bonds)
Series B-1
4.25%, 12/01/2018	25,000	27,127
Missouri - 0.7%
Missouri State Health & Educational Facilities Authority (Revenue Bonds)
Series B
5.00%, 06/01/2019	75,000	85,701
Nebraska - 0.2%
Nebraska Public Power District (Revenue Bonds)
Series B
5.00%, 01/01/2022	25,000	28,654
Nevada - 0.9%
County of Clark, NV (Revenue Bonds)
5.00%, 07/01/2024	25,000	27,766
County of Clark, NV Airport System Revenue (Revenue Bonds)
Series D
5.00%, 07/01/2020	25,000	28,636
Nevada System of Higher Education (Revenue Bonds)
Series A
4.50%, 07/01/2023	50,000	52,839
New Jersey - 2.4%
Burlington County Bridge Commission (Revenue Bonds)
Series A
5.00%, 10/15/2019	50,000	58,878
Lenape Regioinal High School District (General Obligation Unlimited)
5.00%, 03/15/2023	25,000	29,070
New Jersey Economic Development Authority (Revenue Bonds)
Series A
5.25%, 09/01/2022	25,000	28,127
New Jersey Transportation Trust Fund Authority (Revenue Bonds)
Series A
4.38%, 12/15/2020	50,000	55,594
5.00%, 06/15/2020	25,000	28,768
5.25%, 12/15/2019	40,000	47,190

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Tobacco Settlement Financing Corp. (Revenue Bonds)
Series 1A
5.00%, 06/01/2018	$ 30,000	$ 33,375
New Mexico - 0.2%
New Mexico Educational Assistance Foundation (Revenue Bonds)
Series A-1
4.00%, 12/01/2020	25,000	27,757
New York - 1.5%
City of New York, NY (General Obligation Unlimited)
Series B
4.00%, 08/01/2017	25,000	27,622
New York State Dormitory Authority (Revenue Bonds)
Series A, Insurer: FGIC NATL-RE
5.50%, 05/15/2024	55,000	65,337
Series B
4.00%, 10/01/2018	40,000	44,223
Triborough Bridge & Tunnel Authority (Revenue Bonds)
Series A
4.00%, 11/15/2022	35,000	37,434
North Carolina - 1.3%
County of Durham, NC (Certificate Participation)
Series A
4.38%, 06/01/2022	100,000	108,140
Johnston Memorial Hospital Authority (Revenue Bonds)
Insurer: AGM
5.00%, 10/01/2017	40,000	45,145
Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-1
5.00%, 06/01/2017	95,000	106,209
Series A-2
5.13%, 06/01/2024	280,000	232,700
County of Lorain, OH (Revenue Bonds)
Series A, Insurer AGM
5.00%, 02/01/2024	50,000	53,349
Ohio Housing Finance Agency (Revenue Bonds)
Series 1
3.80%, 05/01/2021	35,000	36,333
Oklahoma - 0.2%
Oklahoma Development Finance Authority (Revenue Bonds)
5.00%, 06/01/2020	25,000	28,779
Oregon - 2.2%
State of Oregon Housing & Community Services Department (Revenue Bonds)
Series A
5.00%, 07/01/2019	75,000	85,077
Series B
5.00%, 07/01/2018 - 07/01/2019	150,000	171,844
Pennsylvania - 6.8%
City of Philadelphia, PA Gas Works Revenue (Revenue Bonds)
5.00%, 07/01/2015	25,000	26,588
Insurer: AGM
5.38%, 07/01/2017	100,000	112,835

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Delaware County Regional Water Quality Control Authority (Revenue Bonds)
Insurer: NATL-RE
5.25%, 05/01/2024	$ 150,000	$ 171,177
Pennsylvania Higher Educational Facilities Authority (Revenue Bonds)
Series E
5.00%, 05/15/2021	50,000	55,986
School District of Philadelphia (General Obligation Limited)
Series C
5.00%, 09/01/2016 - 09/01/2019	85,000	96,124
(General Obligation Unlimited)
Series C
5.00%, 09/01/2017	100,000	112,541
Series D
3.75%, 09/01/2021	50,000	51,388
State Public School Building Authority (Revenue Bonds)
Series A, Insurer AGM
5.00%, 06/01/2017	50,000	54,871
Series A, Insurer: ASSURED GTY
4.75%, 11/15/2029	125,000	125,872
South Carolina - 0.2%
Greenville County School District (Revenue Bonds)
Insured: ASSURED GTY
5.00%, 12/01/2025	25,000	27,602
Tennessee - 0.3%
Tennessee State School Bond Authority (Revenue Bonds)
Series C
5.00%, 05/01/2019	30,000	35,264
Texas - 8.1%
Brazos River Authority (Revenue Bonds)
Insurer: NATL-RE
4.00%, 08/01/2015	25,000	25,250
City of Corpus Christi, TX Utility System Revenue (Revenue Bonds)
5.00%, 07/15/2019	60,000	69,900
City of Dallas, TX Waterworks & Sewer System Revenue (Revenue Bonds)
Series A
5.00%, 10/01/2024	25,000	28,688
City of Houston, TX Airport System Revenue (Revenue Bonds)
Series A
5.00%, 07/01/2022	65,000	72,571
City of San Antonio, TX (Revenue Bonds)
Insurer: AGM
3.50%, 07/01/2019	50,000	53,603
County of Bexar, TX (Revenue Bonds)
Insurer: AGM
5.00%, 08/15/2019	115,000	132,813
Harris County Cultural Education Facilities Finance Corp. (Revenue Bonds)
Series A
4.38%, 11/15/2021	20,000	21,877
Harris County Metropolitan Transit Authority (Revenue Bonds)
Series A
5.00%, 11/01/2020	40,000	47,514

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Lower Colorado River Authority (Revenue Bonds)
5.00%, 05/15/2020	$ 35,000	$ 40,257
Series B
5.00%, 05/15/2024	45,000	49,826
North Texas Health Facilities Development Corp. (Revenue Bonds)
Insurer: AGM
5.00%, 09/01/2020	30,000	32,975
Oakmont Public Utility District (General Obligation Unlimited)
Insurer: AGM
4.00%, 03/01/2018	40,000	43,078
Parkway Utility District (General Obligation Unlimited)
Insurer: AGM
4.00%, 03/01/2023	75,000	75,901
Tarrant County Cultural Education Facilities Finance Corp. (Revenue Bonds)
Series A, Insurer: ASSURED GTY
4.25%, 09/01/2017	100,000	109,533
Texas Public Finance Authority (Revenue Bonds)
Insurer: AGM
4.38%, 10/15/2028	100,000	100,025
University of North Texas (Revenue Bonds)
Series A, Insurer: AGM
5.50%, 04/15/2017	50,000	50,214
Utah - 3.3%
City of Riverton, UT (Revenue Bonds)
5.00%, 08/15/2018	75,000	86,020
Utah State Board of Regents (Revenue Bonds)
Series A
5.00%, 04/01/2023	40,000	44,468
Utah State Charter School Finance Authority (Revenue Bonds)
Series A
5.00%, 10/15/2023 (B)	200,000	199,038
Washington County Water Conservancy District (Revenue Bonds)
5.00%, 10/01/2022	50,000	57,911
Virginia - 0.8%
Virginia College Building Authority (Revenue Bonds)
Series B
5.00%, 09/01/2028	50,000	54,027
Virginia Resources Authority (Revenue Bonds)
Series C
5.00%, 11/01/2020	35,000	41,177
Washington - 1.1%
Energy Northwest (Revenue Bonds)
Series A
5.00%, 07/01/2023	50,000	56,736
5.25%, 07/01/2018	35,000	41,309
Port of Seattle, WA (Revenue Bonds)
Series A
5.00%, 08/01/2018	25,000	28,983
Wisconsin - 1.3%
Wisconsin Health & Educational Facilities Authority (Revenue Bonds)
5.00%, 08/15/2022 - 08/15/2023	140,000	150,735

Total Municipal Government Obligations (cost $12,349,239)		12,069,251

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 0.5%
Real Estate Investment Trusts - 0.5%
Hatteras Financial Corp. - REIT	3,000	$ 60,270

Total Common Stocks (cost $61,140)		60,270

Total Investment Securities (cost $12,410,379) (C)		12,129,521
Other Assets and Liabilities - Net		(297,774)

Net Assets		$ 11,831,747

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Aggregate cost for federal income tax purposes is $12,410,379. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $67,827 and $348,685, respectively. Net unrealized depreciation for tax purposes is $280,858.

DEFINITIONS:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
ICC	Insured Custody Certificate
MBIA	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)
NATL-RE	National Public Finance Guarantee Corporation
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Municipal Government Obligations	$—	$12,069,251	$—	$12,069,251
Common Stocks	60,270	—	—	60,270

Total Investment Securities	$60,270	$12,069,251	$—	$12,129,521

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (E)
Due to Custodian	$(267,795)	$—	$—	$(267,795)

Total Other Liabilities	$(267,795)	$—	$—	$(267,795)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 2,278,332	$ 2,804,663
U.S. Treasury Note
1.38%, 07/31/2018	3,365,000	3,354,364
1.75%, 05/15/2022	2,290,000	2,166,734
2.00%, 02/15/2022	1,105,000	1,073,145

Total U.S. Government Obligations (cost $9,137,880)		9,398,906

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac STRIPS, IO
5.00%, 08/01/2035	2,950,306	450,540

Total U.S. Government Agency Obligation (cost $1,178,193)		450,540

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
Canada Housing Trust No. 1
3.15%, 06/15/2015 (A)	CAD 2,500,000	2,516,941
Mexican Bonos
7.00%, 06/19/2014	MXN 18,000,000	1,444,914
7.25%, 12/15/2016	28,500,000	2,408,432
Philippine Government International Bond
4.95%, 01/15/2021	PHP 90,000,000	2,238,084

Total Foreign Government Obligations (cost $8,121,952)		8,608,371

MORTGAGE-BACKED SECURITIES - 7.5%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 619,966	649,311
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (A)	1,785,000	1,798,812
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.99%, 08/26/2035 - 144A (A)	472,059	469,859
Series 2009-RR14, Class 1A1
6.07%, 05/26/2037 - 144A (A)	902,934	947,743
Series 2009-RR3, Class 2A1
4.40%, 05/26/2037 - 144A (A)	6,768	6,755
Series 2009-RR6, Class 2A1
2.78%, 08/26/2035 - 144A (A)	741,191	688,548
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	948,616	988,681
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	779,873	808,990
Series 2006-OC1, Class 2A3A
0.51%, 03/25/2036 (A)	2,843,939	1,938,216
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	432,205	431,381
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.86%, 12/26/2037 - 144A (A)	297,271	299,366
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	207,904	217,804
Series 2009-R7, Class 12A1
2.83%, 08/26/2036 - 144A (A)	212,290	208,769
Series 2009-R7, Class 1A1
2.53%, 02/26/2036 - 144A (A)	547,220	544,530

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 4A1
2.82%, 09/26/2034 - 144A (A)	$ 409,164	$ 401,112
Series 2009-R9, Class 1A1
2.56%, 08/26/2046 - 144A (A)	512,755	522,888
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (A)	848,503	914,350
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (A)	309,289	312,331
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	391,459	401,390
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.80%, 08/15/2045 - 144A (A)	1,740,000	1,946,933
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	1,028,938	1,032,984
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	389,061	388,322
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	920,617	919,163
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	296,339	295,867
Spirit Master Funding LLC
Series 2007-1A, Class A
5.74%, 03/20/2025 - 144A	2,701,993	2,634,035
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	178,972	177,713
Series 2003-L, Class 1A2
4.58%, 11/25/2033 (A)	132,720	132,085

Total Mortgage-Backed Securities (cost $19,158,566)		20,077,938

ASSET-BACKED SECURITIES - 5.3%
Bayview Opportunity Master Fund IIa Trust
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (B)	1,196,963	1,179,141
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.47%, 09/25/2036 (A)	3,600,000	2,903,069
GSAA Trust
Series 2006-1, Class A3
0.52%, 01/25/2036 (A)	2,120,457	1,426,300
GSAMP Trust
Series 2006-HE1, Class A2D
0.50%, 01/25/2036 (A)	2,270,000	2,002,074
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	518,000	519,606
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	850,765
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.43%, 03/20/2036 (A)	1,510,000	1,451,811
Lehman XS Trust
Series 2005-8, Class 1A3
0.54%, 12/25/2035 (A)	2,437,007	1,486,342

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nationstar Mortgage Advance Receivable Trust
Series T1A, Class D1
2.24%, 06/20/2044 - 144A	$ 270,000	$ 269,610
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.51%, 02/25/2036 (A)	1,389,571	1,290,979
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	912,064	907,504

Total Asset-Backed Securities (cost $11,255,739)		14,287,201

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp. (Revenue Bonds)
Insurer: AGM
6.00%, 11/01/2015 (C) (D)	1,545,000	1,591,288
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	1,820,000	2,111,728

Total Municipal Government Obligations (cost $3,367,050)		3,703,016

PREFERRED CORPORATE DEBT SECURITY - 1.7%
Insurance - 1.7%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	4,300,000	4,579,500

Total Preferred Corporate Debt Security (cost $3,922,549)		4,579,500

CORPORATE DEBT SECURITIES - 68.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	240,000	245,400
Airlines - 2.6%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	808,900	897,878
American Airlines Pass-Through Trust
4.00%, 01/15/2027 - 144A	2,305,000	2,201,275
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,200,055	1,257,178
7.46%, 10/01/2016	268,565	279,307
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	855,000	816,525
UAL Pass-Through Trust
10.40%, 05/01/2018	1,260,020	1,433,273
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 2,200,000	973,985
Building Products - 1.1%
Owens Corning
4.20%, 12/15/2022	$ 2,960,000	2,894,113
Capital Markets - 1.4%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	1,275,000	1,378,361
Morgan Stanley
5.75%, 01/25/2021	750,000	834,387
Prospect Capital Corp.
5.88%, 03/15/2023	1,625,000	1,544,954
Commercial Banks - 7.0%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,570,000	3,293,763
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	1,400,000	1,473,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (E)	$ 570,000	$ 588,525
FirstMerit Corp.
4.35%, 02/04/2023	865,000	854,844
Intesa Sanpaolo SpA
3.13%, 01/15/2016	1,930,000	1,913,358
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,550,000	1,690,952
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (A) (F)	1,695,000	2,186,550
Regions Bank
7.50%, 05/15/2018	1,660,000	1,960,742
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015 (E)	1,000,000	1,023,313
UBS AG
7.63%, 08/17/2022 (E)	990,000	1,101,395
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (E) (F)	2,275,000	2,553,688
Commercial Services & Supplies - 0.7%
Hertz Corp.
5.88%, 10/15/2020	270,000	284,850
Steelcase, Inc.
6.38%, 02/15/2021	1,385,000	1,518,924
Construction Materials - 0.9%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	1,330,000	1,416,450
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A (E)	840,000	900,900
Consumer Finance - 1.4%
Ally Financial, Inc.
4.63%, 06/26/2015 (E)	600,000	619,587
SLM Corp., Series MTN
3.88%, 09/10/2015	650,000	662,187
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	320,000	320,000
6.90%, 12/15/2017	2,070,000	2,080,350
Containers & Packaging - 0.7%
Exopack Holding Corp.
10.00%, 06/01/2018 (E)	1,280,000	1,337,600
Graphic Packaging International, Inc.
4.75%, 04/15/2021 (E)	265,000	256,387
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	195,000	217,425
Distributors - 0.8%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	2,000,000	2,061,976
Diversified Financial Services - 6.0%
Bank of America Corp.
6.50%, 08/01/2016	2,405,000	2,725,296
Citigroup, Inc.
5.95%, 01/30/2023 (A) (E) (F)	2,290,000	2,221,300
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (E)	775,000	773,615
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (F)	1,300,000	1,462,500
General Motors Financial Co., Inc.
2.75%, 05/15/2016 - 144A (E)	575,000	572,844
ING US, Inc.
5.50%, 07/15/2022 - 144A	955,000	1,030,986
Jefferies Group, Inc.
5.13%, 01/20/2023 (E)	810,000	819,773
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (F)	2,090,000	1,938,475

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	$ 1,950,000	$ 2,265,691
Vesey Street Investment Trust I
4.40%, 09/01/2016 (B)	2,170,000	2,318,265
Diversified Telecommunication Services - 4.3%
CenturyLink, Inc.
5.80%, 03/15/2022	1,345,000	1,338,275
Frontier Communications Corp.
7.63%, 04/15/2024	1,500,000	1,515,000
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	2,295,000	2,380,360
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	400,000	425,000
Level 3 Communications, Inc.
8.88%, 06/01/2019 (E)	180,000	193,950
Level 3 Financing, Inc.
8.13%, 07/01/2019	1,840,000	1,996,400
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 - 144A	2,615,000	2,881,390
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	700,000	721,000
11.75%, 07/15/2017 - 144A (E)	200,000	211,000
Electrical Equipment - 1.1%
Anixter, Inc.
5.95%, 03/01/2015 (E)	1,300,000	1,358,500
Polypore International, Inc.
7.50%, 11/15/2017 (E)	1,560,000	1,645,800
Energy Equipment & Services - 2.3%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	1,150,000	1,282,250
NuStar Logistics, LP
8.15%, 04/15/2018	1,775,000	2,002,919
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	675,000	678,375
Transocean, Inc.
6.38%, 12/15/2021	935,000	1,055,054
Weatherford International, Ltd.
9.63%, 03/01/2019	945,000	1,212,405
Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A (E)	1,252,000	1,345,900
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	65,000	68,900
Food Products - 0.7%
Michael Foods Group, Inc.
9.75%, 07/15/2018	1,200,000	1,320,000
Post Holdings, Inc.
7.38%, 02/15/2022	618,000	662,805
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.
6.25%, 08/01/2020	590,000	624,663
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	1,320,000	1,305,043
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	1,000,000	1,023,750
Express Scripts Holding Co.
4.75%, 11/15/2021	1,220,000	1,309,363
Hotels, Restaurants & Leisure - 2.2%
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (G)	1,500,000	1,620,000
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,500,000	1,678,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A (E)	$ 1,213,000	$ 1,267,585
Wyndham Worldwide Corp.
2.50%, 03/01/2018	1,400,000	1,385,563
Household Durables - 1.1%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,340,000	1,443,850
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	635,000	665,162
Meritage Homes Corp.
4.50%, 03/01/2018	975,000	975,000
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	1,360,000	1,383,800
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021 (E)	1,920,000	2,112,000
Insurance - 6.5%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100,000	1,421,827
Chubb Corp.
6.38%, 03/29/2067 (A)	1,500,000	1,623,750
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	2,580,000	2,853,694
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,515,000	1,670,310
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A	820,000	849,765
Oil Insurance, Ltd.
3.26%, 09/03/2013 - 144A (A) (F)	1,245,000	1,127,544
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A)	2,760,000	2,787,600
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	2,375,000	2,345,458
Stone Street Trust
5.90%, 12/15/2015 - 144A	2,450,000	2,657,148
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,890,000	2,036,475
Marine - 0.7%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
8.88%, 04/01/2018 (E)	1,663,000	1,771,095
Media - 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024 (E)	1,500,000	1,402,500
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 (E)	160,000	167,200
7.63%, 03/15/2020	1,145,000	1,207,975
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	1,010,000	1,082,720
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,100,000	1,155,000
Metals & Mining - 1.0%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	890,000	1,122,317
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A (E)	160,000	163,600
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,000,000	1,304,168

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.8%
Black Hills Corp.
5.88%, 07/15/2020	$ 1,200,000	$ 1,328,074
9.00%, 05/15/2014	690,000	730,494
Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corp.
6.50%, 08/15/2017 (E)	1,325,000	1,444,250
Energy Transfer Equity, LP
7.50%, 10/15/2020	320,000	360,400
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	1,560,000	1,652,040
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	1,305,000	1,226,700
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	1,050,000	1,034,460
6.38%, 11/05/2014 - 144A	1,180,000	1,253,160
Petrobras Global Finance BV
3.00%, 01/15/2019 (E)	1,350,000	1,253,574
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,050,000	1,149,750
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	876,000	1,095,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,545,000	1,822,327
Rosneft Finance SA
6.25%, 02/02/2015 - 144A	1,250,000	1,317,125
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	970,000	959,088
Paper & Forest Products - 1.1%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A (E)	650,000	689,000
Boise Cascade Co.
6.38%, 11/01/2020	1,020,000	1,054,425
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A (E)	1,245,000	1,357,050
Personal Products - 0.2%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 - 144A	460,000	464,025
Pharmaceuticals - 0.2%
Actavis, Inc.
3.25%, 10/01/2022	715,000	682,495
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014 (E)	1,300,000	1,358,800
Real Estate Investment Trusts - 2.0%
EPR Properties
7.75%, 07/15/2020 (E)	2,335,000	2,657,372
Kilroy Realty, LP
6.63%, 06/01/2020 (E)	2,440,000	2,788,696
Real Estate Management & Development - 0.5%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (E)	1,370,000	1,411,100
Road & Rail - 1.3%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	960,000	964,160
7.13%, 10/15/2020 - 144A	2,200,000	2,440,924
Software - 0.5%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	678,438
7.38%, 06/15/2019 - 144A	630,000	661,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.8%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A (E)	$ 815,000	$ 917,894
Michaels Stores, Inc.
11.38%, 11/01/2016 (E)	1,196,000	1,246,842
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold
6.88%, 03/15/2019	510,000	526,575
Tobacco - 0.6%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,235,000	1,507,511
Trading Companies & Distributors - 1.3%
International Lease Finance Corp.
6.25%, 05/15/2019	1,310,000	1,382,050
6.75%, 09/01/2016 - 144A	1,850,000	2,035,000
Wireless Telecommunication Services - 4.2%
Crown Castle Towers LLC
4.88%, 08/15/2040 - 144A	1,550,000	1,649,110
6.11%, 01/15/2040 - 144A	1,650,000	1,873,578
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A (E)	991,000	1,010,820
SBA Tower Trust
5.10%, 04/15/2042 - 144A	2,365,000	2,586,492
Sprint Communications, Inc.
8.38%, 08/15/2017 (E)	455,000	514,150
9.00%, 11/15/2018 - 144A	845,000	1,001,325
WCP Wireless Site Funding / WCP Wireless Site RE Funding
6.83%, 11/15/2040 - 144A	2,570,000	2,737,317

Total Corporate Debt Securities (cost $173,856,299)		183,865,071

CONVERTIBLE BOND - 0.5%
Automobiles - 0.5%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016	730,000	1,422,131

Total Convertible Bond (cost $730,000)		1,422,131

LOAN ASSIGNMENTS - 1.3%
Communications Equipment - 0.5%
Sorenson Communications, Inc.
9.50%, 10/31/2014	1,496,250	1,491,761
Food & Staples Retailing - 0.2%
Albertsons LLC, Term Loan B1
4.25%, 03/21/2016 (A) (C) (D)	301,824	304,151
Albertsons LLC, Term Loan B2
4.75%, 03/21/2019 (A) (C) (D)	196,926	197,849
Multiline Retail - 0.6%
JC Penney Corp., Inc. 1st Lien Term
6.00%, 05/21/2018 (A)	1,500,000	1,509,375

Total Loan Assignments (cost $3,485,404)		3,503,136

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.9%
Commercial Banks - 0.4%
CoBank ACB 144A, 6.25% (A)	9,770	$ 1,011,195
Consumer Finance - 0.7%
Ally Financial, Inc. - Series A, 8.50% (A)	75,200	1,965,728
Diversified Telecommunication Services - 0.8%
Centaur Funding Corp. - Series A, Class A 144A, 9.08%	1,661	2,105,759

Total Preferred Stocks (cost $5,009,824)		5,082,682

COMMON STOCKS - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc. (E)	51,000	2,523,480

Total Common Stocks (cost $1,597,182)		2,523,480

WARRANT - 0.8%
Commercial Banks - 0.8%
Wells Fargo & Co. (H)
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	2,178,687

Total Warrant (cost $1,141,217)		2,178,687

SECURITIES LENDING COLLATERAL - 11.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (I)	31,588,843	31,588,843

Total Securities Lending Collateral (cost $31,588,843)		31,588,843

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% (I), dated 07/31/2013, to be repurchased at $9,800,830 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $9,996,862.	$ 9,800,822	9,800,822

Total Repurchase Agreement (cost $9,800,822)		9,800,822

Total Investment Securities (cost $283,351,520) (J)		301,070,324
Other Assets and Liabilities - Net		(33,495,794)

Net Assets		$ 267,574,530

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(C)	Illiquid. Total aggregate market value of illiquid securities is $2,093,288, or 0.78% of the fund’s net assets.
(D)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Municipal Government Obligations	Rhode Island Economic Development Corp. - Insurer: AGM	10/25/2010	$1,545,000	$1,591,288	0.60%
Loan Assignments	Albertsons LLC, Term Loan B1	5/9/2013	300,449	304,151	0.11
Loan Assignments	Albertsons LLC, Term Loan B2	5/9/2013	195,989	197,849	0.07

			$2,041,438	$2,093,288	0.78%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $30,947,425. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Non-income producing security.
(I)	Rate shown reflects the yield at July 31, 2013.
(J)	Aggregate cost for federal income tax purposes is $283,351,520. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,601,522 and $2,882,718, respectively. Net unrealized appreciation for tax purposes is $17,718,804.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $102,160,310, or 38.18% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PHP	Philippine Peso

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$9,398,906	$—	$9,398,906
U.S. Government Agency Obligation	—	450,540	—	450,540
Foreign Government Obligations	—	8,608,371	—	8,608,371
Mortgage-Backed Securities	—	20,077,938	—	20,077,938
Asset-Backed Securities	—	14,287,201	—	14,287,201
Municipal Government Obligations	—	3,703,016	—	3,703,016
Preferred Corporate Debt Security	—	4,579,500	—	4,579,500
Corporate Debt Securities	—	183,865,071	—	183,865,071
Convertible Bond	—	1,422,131	—	1,422,131
Loan Assignments	—	3,503,136	—	3,503,136
Preferred Stocks	5,082,682	—	—	5,082,682
Common Stocks	2,523,480	—	—	2,523,480
Warrant	2,178,687	—	—	2,178,687
Securities Lending Collateral	31,588,843	—	—	31,588,843
Repurchase Agreement	—	9,800,822	—	9,800,822

Total Investment Securities	$41,373,692	$259,696,632	$—	$301,070,324

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (L)
Collateral for Securities on Loan	$—	$(31,588,843)	$—	$(31,588,843)

Total Other Liabilities	$—	$(31,588,843)	$—	$(31,588,843)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.6%
United States - 5.6%
U.S. Treasury Note
0.63%, 09/30/2017	$ 1,593,500	$ 1,561,754
1.00%, 05/31/2018	2,982,500	2,934,965
1.38%, 09/30/2018	1,633,800	1,627,673
1.63%, 11/15/2022	794,500	735,409
1.75%, 05/15/2022	562,400	532,127
1.75%, 05/15/2023 (A)	994,700	922,584
2.00%, 11/15/2021	473,600	462,241
2.25%, 03/31/2016 (A)	2,559,800	2,678,990
2.63%, 08/15/2020	2,664,900	2,775,659
3.50%, 05/15/2020 (A) (B)	5,136,200	5,659,451

Total U.S. Government Obligations (cost $19,513,476)		19,890,853

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (C)
United States - 0.0% (C)
Fannie Mae
Series S
8.25%, 12/31/2015 (D) (E)	23,802	119,962

Total U.S. Government Agency Obligation (cost $74,807)		119,962

FOREIGN GOVERNMENT OBLIGATIONS - 6.2%
Australia - 1.3%
Australia Government Bond
5.50%, 12/15/2013 - 04/21/2023	AUD 2,837,000	2,813,969
Queensland Treasury Corp.
6.00%, 09/14/2017 - 06/14/2021	1,827,000	1,830,583
Brazil - 0.9%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 08/15/2022 - 08/15/2024	BRL 2,972,000	3,265,543
Canada - 0.4%
Canadian Government Bond
1.50%, 03/01/2017	CAD 585,000	569,172
3.50%, 06/01/2020	416,000	439,054
4.00%, 06/01/2016	338,000	353,388
Germany - 1.8%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR 1,770,400	2,712,661
4.25%, 07/04/2017	2,262,418	3,453,754
Hong Kong - 0.4%
Hong Kong Government Bond
0.27%, 12/18/2017	HKD 1,450,000	180,661
0.53%, 03/19/2018	3,000,000	376,124
1.67%, 03/24/2014	1,300,000	169,177
1.69%, 12/22/2014	1,500,000	197,110
3.51%, 12/08/2014	2,900,000	390,162
3.56%, 06/25/2018	900,000	128,839
Malaysia - 0.2%
Malaysia Government Bond
5.09%, 04/30/2014	MYR 1,872,000	586,279
Netherlands - 0.1%
Netherlands Government Bond
1.00%, 02/24/2017 - 144A	$ 373,000	372,179
Turkey - 0.0% (C)
Turkey Government Bond
Zero Coupon, 09/11/2013	TRY 314,000	160,861

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 1.1%
U.K. Gilt
4.75%, 03/07/2020	GBP 2,199,877	$ 3,988,937

Total Foreign Government Obligations (cost $23,085,946)		21,988,453

MORTGAGE-BACKED SECURITY - 0.1%
United States - 0.1%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.49%, 11/15/2015 - 144A (D)	$ 349,774	351,465

Total Mortgage-Backed Security (cost $316,418)		351,465

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 - 144A (D) (E)	64,000	63,680
USB Capital IX
3.50%, 09/03/2013 (D) (E)	265,000	233,200

Total Preferred Corporate Debt Securities (cost $315,727)		296,880

CORPORATE DEBT SECURITIES - 3.9%
Argentina - 0.0% (C)
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A	73,000	35,770
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A (A)	120,000	120,000
TFS Corp., Ltd.
11.00%, 07/15/2018 - 144A (F)	515,000	489,250
Austria - 0.0% (C)
OGX Austria GmbH
8.50%, 06/01/2018 - 144A (A)	740,000	148,000
Brazil - 0.1%
Banco Bradesco SA
4.50%, 01/12/2017 - 144A (A)	200,000	209,000
Hypermarcas SA
6.50%, 04/20/2021 - 144A	170,000	170,212
Canada - 0.0% (C)
Viterra, Inc.
5.95%, 08/01/2020 - 144A	106,000	110,336
Cayman Islands - 0.2%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	271,000	280,679
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A (A)	174,825	175,699
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A (G)	280,000	279,300
Chile - 0.2%
Banco del Estado de Chile
2.03%, 04/02/2015	250,000	248,674
Banco Santander Chile
2.15%, 06/07/2018 - 144A (D)	340,000	341,700
Inversiones Alsacia SA
8.00%, 08/18/2018 - 144A (F)	177,100	145,222
Germany - 0.1%
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	200,000	194,500

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 - Reg S (D)	$ 200,000	$ 212,000
Ireland - 0.1%
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	EUR 200,000	277,710
Italy - 0.1%
Intesa Sanpaolo SpA
3.13%, 01/15/2016	$ 289,000	286,508
Jersey, Channel Islands - 0.2%
Dana Gas Sukuk, Ltd.
9.00%, 10/31/2017 - 144A	646,800	633,864
Korea, Republic of - 0.1%
Export-Import Bank of Korea
1.25%, 11/20/2015	200,000	199,464
Luxembourg - 0.2%
Capsugel FinanceCo S.C.A.
9.88%, 08/01/2019 - 144A	EUR 100,000	148,833
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	$ 234,000	254,767
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022 - 144A	200,000	188,250
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A (A) (D) (E)	100,000	109,620
7.50%, 07/18/2016 - 144A	100,000	111,500
Mexico - 0.0% (C)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/2022 - 144A	150,000	139,312
Netherlands - 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	279,000	294,702
Petrobras Global Finance BV
2.00%, 05/20/2016	115,000	113,777
2.41%, 01/15/2019 (D)	553,000	543,323
Ziggo BV
3.63%, 03/27/2020 - 144A	EUR 100,000	131,538
Singapore - 0.0% (C)
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 - 144A (A)	$ 144,000	86,400
Sweden - 0.1%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	200,000	208,032
Switzerland - 0.0% (C)
UBS AG
5.88%, 12/20/2017	100,000	115,557
United Kingdom - 0.2%
BAT International Finance PLC
2.13%, 06/07/2017 - 144A	185,000	187,257
Lloyds TSB Bank PLC, Series EMTN
13.00%, 01/21/2029 (A) (D) (E)	GBP 340,000	765,493
United States - 1.7%
Ally Financial, Inc.
3.50%, 07/18/2016	$ 201,000	202,508
4.50%, 02/11/2014	155,000	156,860
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	157,000	155,707
Apple, Inc.
1.00%, 05/03/2018	448,000	430,951
Bank of America Corp.
2.00%, 01/11/2018	268,000	262,173

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp., Series MTN
1.34%, 03/22/2018 (D)	$ 143,000	$ 142,682
Building Materials Corp. of America
6.88%, 08/15/2018 - 144A	61,000	64,965
Cablevision Systems Corp.
5.88%, 09/15/2022	118,000	117,410
Calpine Corp. (Escrow Shares)
8.75%, 07/15/2013 (H)	2,142,000	0
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (A)	211,000	217,857
Citigroup, Inc.
5.95%, 01/30/2023 (D) (E)	142,000	137,740
CONSOL Energy, Inc.
8.00%, 04/01/2017	300,000	319,875
Cricket Communications, Inc.
7.75%, 10/15/2020	149,000	169,488
Daimler Finance North America LLC
0.87%, 01/09/2015 - 144A (D)	283,000	283,931
DaVita HealthCare Partners, Inc.
6.38%, 11/01/2018	54,000	57,240
Delta Topco Limited
10.00%, 11/24/2060 (F) (H) (I) (J)	534,020	541,781
Ford Motor Credit Co., LLC
2.38%, 01/16/2018	200,000	196,539
General Electric Capital Corp.
6.25%, 12/15/2022 (D) (E)	300,000	312,000
General Electric Capital Corp., Series MTN
5.55%, 05/04/2020	197,000	223,181
HSBC USA, Inc.
1.63%, 01/16/2018	196,000	191,566
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	89,000	96,343
Hyundai Capital America
1.63%, 10/02/2015 - 144A	74,000	73,915
2.13%, 10/02/2017 - 144A (A)	117,000	114,183
JPMorgan Chase & Co.
5.15%, 05/01/2023 (D) (E)	365,000	338,537
Morgan Stanley, Series GMTN
7.30%, 05/13/2019	119,000	141,065
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (E)	200,000	198,000
Phibro Animal Health Corp.
9.25%, 07/01/2018 - 144A	52,000	55,640
Reliance Holdings USA, Inc.
4.50%, 10/19/2020 - 144A	294,000	287,903
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023 - 144A	138,000	134,550
SunGard Data Systems, Inc.
7.38%, 11/15/2018	171,000	181,260
Texas Industries, Inc.
9.25%, 08/15/2020 (A)	118,000	128,473

Total Corporate Debt Securities (cost $14,157,812)		13,890,572

CONVERTIBLE BONDS - 2.6%
Bermuda - 0.0% (C)
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 (F) (H) (K)	SGD 1,400,000	11,016
Cayman Islands - 0.2%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012 (F) (K)	$ 600,000	60,000
Pyrus, Ltd.
7.50%, 12/20/2015 - 144A (F)	200,000	274,300
Zeus Cayman
Zero Coupon, 08/19/2013 (F)	JPY 24,000,000	238,995

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
India - 0.2%
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A (F)	$ 640,000	$ 448,666
Suzlon Energy, Ltd.
Zero Coupon, 10/11/2012 (K)	187,000	124,822
Zero Coupon, 07/25/2014 (F)	342,000	205,200
Jersey, Channel Islands - 0.2%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 - 144A	646,800	620,520
Netherlands - 0.5%
Bio City Development Co. B.V.
8.00%, 07/06/2018 - 144A (F)	1,200,000	1,198,500
Volkswagen International Finance NV
5.50%, 11/09/2015 - 144A	EUR 400,000	603,330
Singapore - 0.4%
CapitaLand, Ltd.
2.10%, 11/15/2016	SGD 500,000	393,438
2.95%, 06/20/2022	750,000	584,992
3.13%, 03/05/2018	250,000	212,456
Olam International, Ltd.
6.00%, 10/15/2016	$ 300,000	290,700
United Kingdom - 0.0% (C)
Essar Energy PLC
4.25%, 02/01/2016	200,000	167,000
United States - 1.1%
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	39,000	48,141
Cobalt International Energy, Inc.
2.63%, 12/01/2019	392,000	438,795
Cubist Pharmaceuticals, Inc.
2.50%, 11/01/2017	117,000	257,693
Forest City Enterprises, Inc.
4.25%, 08/15/2018	195,000	210,356
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	345,000	933,009
Hologic, Inc.
Series 2010
2.00%, 12/15/2037 (L)	352,000	414,260
Mylan, Inc.
3.75%, 09/15/2015	236,000	602,243
Salesforce.com, Inc.
0.25%, 04/01/2018 - 144A	382,000	380,090
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	306,000	358,976
4.38%, 06/01/2014	73,000	115,203

Total Convertible Bonds (cost $9,937,439)		9,192,701

COMMERCIAL PAPER - 2.5%
Japan - 0.2%
Japan Treasury Discount Bill
0.09%, 11/11/2013 (M)	JPY 80,000,000	816,883
United States - 2.3%
U.S. Treasury Bill
0.02%, 10/10/2013 (A) (M)	$ 8,000,000	7,999,322

Total Commercial Paper (cost $8,808,681)		8,816,205

LOAN ASSIGNMENTS - 0.5%
Canada - 0.1%
Essar Steel Algoma, Inc.
8.75%, 09/19/2014 (D)	110,763	112,424
Valeant Pharmaceuticals Intern, Tranche E –, 06/24/2020 (N)	264,000	267,300

	Principal	Value
LOAN ASSIGNMENTS (continued)
Norway - 0.1%
Drillships Financing Holding, Tranche B1
6.00%, 03/31/2021	$ 192,475	$ 194,640
Drillships Financing Holding, Tranche B2
5.50%, 07/15/2016	96,238	96,960
United States - 0.3%
Cricket Communications, Tranche C
4.75%, 03/09/2020 (D)	235,000	236,322
Obsidian Natural Gas Trust
7.00%, 11/02/2015 (F)	290,985	290,257
Univision Communications, Inc.
4.50%, 03/02/2020 (D)	373,065	374,331

Total Loan Assignments (cost $1,547,722)		1,572,234

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 16.5%
United States - 16.5%
U.S. Treasury Bill
0.02%, 08/01/2013 - 09/05/2013 (M)	5,050,000	5,049,889
0.03%, 09/19/2013 (A) (M)	7,650,000	7,649,563
0.03%, 08/15/2013 - 10/24/2013 (M)	31,350,000	31,348,463
0.04%, 08/22/2013 - 10/31/2013 (M)	8,050,000	8,049,737
0.05%, 09/12/2013 (A) (M)	5,925,000	5,924,673

Total Short-Term U.S. Government Obligations (cost $58,022,325)		58,022,325

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Japan - 0.6%
Japan Treasury Discount Bill
Zero Coupon, 09/10/2013	JPY 100,000,000	1,021,299
0.09%, 12/20/2013 (M)	40,000,000	408,404
0.10%, 09/17/2013 (M)	70,000,000	714,866
Mexico - 0.8%
Mexico Cetes
Zero Coupon, 08/22/2013 - 12/26/2013	MXN 36,981,000	2,876,400

Total Short-Term Foreign Government Obligations (cost $5,136,505)		5,020,969

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%
Canada - 0.3%
Suncor Energy, Inc., 1.77% (M)	35,166	1,111,370
Germany - 0.3%
Volkswagen AG, 1.95% (M)	4,195	997,013
United States - 0.5%
Cliffs Natural Resources, Inc., 7.00% (A)	7,300	137,970
Continental Airlines Finance Trust II, 6.00%	650	30,550
General Motors Co. - Series B, 4.75%	7,376	368,357
Health Care REIT, Inc. - Series I, 6.50%	3,997	239,980
NextEra Energy, Inc., 5.60%	4,971	292,991
Omnicare Capital Trust II - Series B, 4.00% (A)	2,661	173,710
PPL Corp., 8.75%	3,788	206,370
United Technologies Corp., 7.50% (A)	2,704	173,408
Wells Fargo & Co. - Series L, 7.50%	134	155,842

Total Convertible Preferred Stocks (cost $3,160,376)		3,887,561

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%
Brazil - 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 1.01% (M)	7,194	$ 319,092
Itau Unibanco Holding SA, 3.53% (M)	18,766	239,701
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00% (A)	8,400	228,732
Royal Bank of Scotland Group PLC - Series M, 6.40% (A)	5,075	100,738
Royal Bank of Scotland Group PLC - Series Q, 6.75% (A)	2,725	56,898
Royal Bank of Scotland Group PLC - Series T, 7.25% (A)	8,364	188,692
United States - 0.3%
Citigroup Capital XIII, 7.88% (D)	13,106	360,415
GMAC Capital Trust I - Series 2, 8.13% (D)	16,108	427,668
RBS Capital Funding Trust VII - Series G, 6.08%	6,777	134,456
US Bancorp - Series F, 6.50% (D)	7,244	195,153
US Bancorp - Series G, 6.00% (A) (D)	3,708	98,818

Total Preferred Stocks (cost $2,269,995)		2,350,363

COMMON STOCKS - 57.7%
Australia - 0.4%
Asciano, Ltd.	56,955	260,065
Commonwealth Bank of Australia (A)	2,656	177,165
Mesoblast, Ltd. (A) (O)	31,476	166,075
National Australia Bank, Ltd. - Class N	3,614	101,449
Newcrest Mining, Ltd.	13,741	151,054
Orica, Ltd. (A)	7,200	117,009
QBE Insurance Group, Ltd. (A)	19,329	285,105
Belgium - 0.2%
Anheuser-Busch InBev NV	4,215	405,865
RHJ International (O)	36,300	183,509
Brazil - 0.7%
Anhanguera Educacional Participacoes SA	39,109	237,086
Banco Santander Brasil SA - ADR (A)	28,193	169,722
BR Malls Participacoes SA	12,244	108,521
Cielo SA	13,670	336,994
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	27,783	198,385
Hypermarcas SA	36,760	266,030
MRV Engenharia e Participacoes SA	47,577	135,347
Petroleo Brasileiro SA - ADR (O)	26,595	362,756
Qualicorp SA (O)	21,586	158,014
SLC Agricola SA	24,518	204,733
Telefonica Brasil SA - ADR	9,759	209,526
Canada - 1.1%
Agrium, Inc.	4,007	340,595
Athabasca Oil Corp. - Class A (O)	44,908	315,244
Bank of Nova Scotia (A)	5,106	288,384
Canadian National Railway Co.	3,400	339,524
Detour Gold Corp. (O)	6,596	65,504
Eldorado Gold Corp. - Class A	27,604	217,962
First Quantum Minerals, Ltd.	21,297	342,129
Kinross Gold Corp.	6,465	33,812
Kinross Gold Corp.	30,242	157,231
Osisko Mining Corp. (O)	28,022	116,770
Rogers Communications, Inc. - Class B	5,222	208,567
Shaw Communications, Inc. - Class B (A)	18,478	459,296
Silver Wheaton Corp.	13,584	312,024
Teck Resources, Ltd. - Class B	6,945	162,721
TELUS Corp. (H)	6,340	192,064
Toronto-Dominion Bank (A)	2,391	201,504

	Shares	Value
COMMON STOCKS (continued)
Chile - 0.0% (C)
Sociedad Quimica y Minera de Chile SA - ADR	2,655	$ 76,889
Denmark - 0.0% (C)
TDC A/S - Class B	11,775	103,037
France - 2.4%
AXA SA	22,743	501,496
BNP Paribas SA	17,883	1,157,058
Cie de St-Gobain	16,379	759,375
European Aeronautic Defence and Space Co., NV	14,715	878,673
Eutelsat Communications SA	3,840	107,356
France Telecom SA	9,802	96,353
LVMH Moet Hennessy Louis Vuitton SA	1,832	333,043
Safran SA	28,698	1,685,194
Sanofi - ADR	1,000	51,480
Sanofi	6,271	668,828
Societe Generale SA	3,899	156,726
Technip SA	5,752	634,748
Total SA - ADR	12,826	680,419
Total SA	11,656	621,813
Germany - 2.0%
Allianz SE - Class A	3,719	579,855
BASF SE - Class R	2,198	194,921
Bayerische Motoren Werke AG	3,021	295,757
Deutsche Bank AG	16,661	751,503
Deutsche Boerse AG	3,393	240,048
Deutsche Telekom AG	52,495	638,866
Fresenius SE & Co. KGaA	4,769	601,960
HeidelbergCement AG	1,736	133,350
Kabel Deutschland Holding AG	5,172	583,335
Lanxess AG	6,875	429,915
Linde AG	2,450	471,955
Muenchener Rueckversicherungs AG	1,119	222,108
RTL Group SA (O)	3,655	326,755
Siemens AG - Class A	11,392	1,247,437
Telefonica Deutschland Holding AG - 144A	26,306	180,021
Hong Kong - 0.7%
Beijing Enterprises Holdings, Ltd.	98,290	655,216
Chaoda Modern Agriculture Holdings, Ltd. (A) (F) (H) (O)	1,090,190	92,666
China BlueChemical, Ltd. - Class H	219,825	101,472
Dongfeng Motor Group Co., Ltd. - Class H	55,273	73,977
FU JI Food and Catering Services Holdings, Ltd. (F) (O)	32,289	9,742
Haitian International Holdings, Ltd. - Series B	57,386	96,931
Jiangxi Copper Co., Ltd. - Class H (A)	89,000	149,642
Link - REIT	76,630	374,969
Sino Biopharmaceutical	104,000	75,630
Sinopharm Group Co., Ltd. - Class H (A)	74,595	204,868
Sun Hung Kai Properties, Ltd.	29,000	387,758
Yuanda China Holdings, Ltd.	778,504	49,688
Zhongsheng Group Holdings, Ltd.	112,578	116,706
Indonesia - 0.0% (C)
Telekomunikasi Indonesia Persero PT	97,683	113,104
Italy - 0.9%
ENI SpA - Class B	35,444	783,210
Fiat Industrial SpA	97,579	1,201,430
Intesa Sanpaolo SpA	224,503	425,900
Mediaset SpA (O)	65,215	285,089
Telecom Italia SpA	281,879	190,686
Telecom Italia SpA - RSP	29,607	15,523
UniCredit SpA - Class A	71,211	387,658

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan - 7.4%
Aisin Seiki Co., Ltd. (A)	6,130	$ 243,547
Asahi Kasei Corp.	39,800	252,434
Astellas Pharma, Inc.	7,400	396,793
Bridgestone Corp. (A)	19,200	682,423
Canon, Inc.	12,054	372,417
Daihatsu Motor Co., Ltd.	8,780	193,338
Daikin Industries, Ltd.	5,900	245,858
Daito Trust Construction Co., Ltd.	1,900	173,874
Denso Corp.	9,070	413,157
East Japan Railway Co.	9,665	778,846
FANUC Corp.	1,050	159,361
Fuji Heavy Industries, Ltd.	60,420	1,494,610
Futaba Industrial Co., Ltd. (O)	11,200	48,730
Hitachi Chemical Co., Ltd. (A)	14,200	239,446
Hitachi, Ltd.	76,300	512,771
Honda Motor Co., Ltd.	19,182	711,170
Hoya Corp.	20,789	448,861
IHI Corp. (A)	81,000	341,671
INPEX Corp.	99	433,776
Japan Airlines Co., Ltd.	8,700	462,057
JGC Corp.	19,910	703,591
JSR Corp. (A)	11,400	206,320
Kao Corp.	5,200	166,765
KDDI Corp.	7,800	430,988
Kirin Holdings Co., Ltd.	13,100	194,138
Kubota Corp.	51,584	753,397
Kuraray Co., Ltd.	18,030	246,575
Kyocera Corp.	2,200	223,573
Kyowa Hakko Kirin Co., Ltd.	10,180	101,686
Mazda Motor Corp. (O)	25,000	104,688
Mitsubishi Corp.	29,420	537,559
Mitsubishi Electric Corp.	16,000	155,735
Mitsubishi Heavy Industries, Ltd.	29,000	156,092
Mitsubishi UFJ Financial Group, Inc.	73,000	448,095
Mitsui & Co., Ltd.	86,932	1,167,558
MS&AD Insurance Group Holdings	13,117	340,552
Murata Manufacturing Co., Ltd.	5,550	382,055
Nintendo Co., Ltd.	2,700	342,498
Nippon Telegraph & Telephone Corp.	5,730	288,812
Nitori Holdings Co., Ltd.	3,100	264,692
Nitto Denko Corp.	4,100	231,570
NKSJ Holdings, Inc.	6,400	160,997
NTT DOCOMO, Inc.	87	132,841
Okumura Corp.	41,300	160,290
Rakuten, Inc.	28,700	387,806
Rinnai Corp.	2,780	203,865
ROHM Co., Ltd.	5,860	226,835
Ryohin Keikaku Co., Ltd.	3,800	333,388
Shin-Etsu Chemical Co., Ltd.	12,376	773,579
Ship Healthcare Holdings, Inc.	2,600	96,129
Softbank Corp.	1,800	114,718
Sony Financial Holdings, Inc.	19,000	312,430
Sumitomo Corp.	13,300	178,221
Sumitomo Electric Industries, Ltd.	17,400	235,471
Sumitomo Mitsui Financial Group, Inc.	20,580	942,716
Suntory Beverage & Food, Ltd. (O)	9,400	331,222
Suzuki Motor Corp.	34,062	817,891
T&D Holdings, Inc.	8,000	101,399
Terumo Corp.	3,450	174,949
Toda Corp.	51,900	147,892
Tokio Marine Holdings, Inc.	45,800	1,466,479
Tokyo Gas Co., Ltd.	121,370	668,149
Toyota Industries Corp.	17,137	706,238
Toyota Motor Corp.	10,100	615,841
UBE Industries, Ltd. (A)	88,100	167,364

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
UniCharm Corp.	2,400	$ 127,954
West Japan Railway Co.	3,700	156,450
Yamada Denki Co., Ltd. (A)	7,310	296,402
Korea, Republic of - 0.8%
Cheil Industries, Inc.	1,728	136,742
Hyundai Motor Co.	2,055	425,295
KT Corp. - ADR	6,128	98,171
Samsung Electronics Co., Ltd.	1,765	2,010,993
Luxembourg - 0.1%
Tenaris SA - ADR	4,746	210,960
Malaysia - 0.3%
Axiata Group Bhd	199,412	417,388
IHH Healthcare Bhd - Class A (O)	511,000	630,087
Telekom Malaysia Bhd	115,524	187,673
Mexico - 0.2%
Fibra Uno Administracion SA de CV - REIT (A)	41,685	133,154
Fomento Economico Mexicano SAB de CV - ADR	1,741	173,212
Mexichem SAB de CV - Class A (A)	38,444	178,785
TF Administradora Industrial S de RL de CV - Trust Unit REIT	108,800	225,986
Netherlands - 0.4%
ING Groep NV (O)	42,320	432,387
Koninklijke DSM NV	1,295	90,964
Unibail-Rodamco SE - REIT	778	188,527
Unilever NV	10,569	425,189
Ziggo NV	11,434	454,207
New Zealand - 0.0% (C)
Guinness Peat Group PLC - Class A (A) (O)	204,264	88,914
Norway - 0.1%
Statoil ASA	16,686	361,877
Philippines - 0.0% (C)
Philippine Long Distance Telephone Co. - ADR	2,224	156,747
Portugal - 0.0% (C)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	28,659	167,757
Russian Federation - 0.1%
RusHydro Management Co. - ADR (O)	88,558	150,106
Sberbank of Russia	119,418	345,118
Singapore - 0.5%
CapitaLand, Ltd.	124,150	315,540
Keppel Corp., Ltd.	50,111	408,112
Oversea-Chinese Banking Corp.	45,190	375,502
Raffles Medical Group, Ltd.	52,200	132,261
Singapore Press Holdings, Ltd. (A)	31,080	107,362
Singapore Telecommunications, Ltd.	145,450	449,792
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	53,421	194,938
MTN Group, Ltd.	4,873	91,503
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	25,959	245,817
Banco Santander SA	48,302	353,036
Telefonica SA (O)	25,130	358,221
Telefonica SA - ADR (O)	5,824	82,643
Sweden - 0.2%
Boliden AB	10,942	154,776
Svenska Handelsbanken AB - Class A	11,708	531,680
Switzerland - 1.6%
Credit Suisse Group AG	10,312	302,970
Nestle SA	15,512	1,050,951
Novartis AG	10,327	743,183
Roche Holding AG	7,529	1,854,894
Swisscom AG	523	233,681
Syngenta AG	2,007	796,554
UBS AG - Class A (O)	17,192	338,657
Zurich Insurance Group AG (O)	910	244,941

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 0.3%
Cheng Shin Rubber Industry Co., Ltd.	61,670	$ 204,425
Chunghwa Telecom Co., Ltd.	29,333	93,810
Chunghwa Telecom Co., Ltd. - ADR (A)	7,970	255,598
Far EasTone Telecommunications Co., Ltd.	77,069	196,358
Yulon Motor Co., Ltd.	84,057	135,673
Thailand - 0.1%
Bangkok Dusit Medical Services PCL - Class F	48,400	226,537
PTT Global Chemical PCL	113,137	238,563
United Kingdom - 3.6%
Al Noor Hospitals Group PLC (O)	17,900	190,613
Amlin PLC	14,849	90,831
Antofagasta PLC - Class A	26,947	361,559
AstraZeneca PLC	14,844	753,091
BG Group PLC	52,470	947,064
BHP Billiton PLC	37,599	1,074,741
BP PLC - ADR	9,166	379,839
BP PLC	33,237	229,829
BT Group PLC - Class A	127,738	662,053
Diageo PLC - ADR	4,247	532,276
Genel Energy PLC (O)	18,915	275,947
GlaxoSmithKline PLC	20,212	517,788
GlaxoSmithKline PLC - ADR	985	50,196
Glencore International PLC	20,958	88,474
HSBC Holdings PLC	115,393	1,312,700
Invensys PLC	34,790	262,660
KazMunaiGas Exploration Production JSC - GDR, Reg S	20,013	293,591
Lloyds TSB Group PLC (O)	413,482	430,683
National Grid PLC - Class B	56,030	670,378
NMC Health PLC - Class A	30,513	137,629
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S	18,650	125,421
Pearson PLC	6,783	139,302
Polyus Gold International, Ltd.	50,981	155,110
Rio Tinto PLC	16,264	731,115
SABMiller PLC	1,358	66,531
Shire PLC	15,709	574,014
SSE PLC - Class B	21,422	513,265
Unilever PLC - ADR	2,619	106,410
Unilever PLC	4,194	170,285
Vodafone Group PLC - ADR	15,941	477,433
Vodafone Group PLC	104,800	314,868
WPP PLC - Class A	7,243	130,458
United States - 33.2%
3M Co.	4,817	565,660
Abbott Laboratories	9,902	362,710
AbbVie, Inc. - Class G	16,046	729,772
Accenture PLC - Class A	732	54,029
ACE, Ltd.	11,052	1,009,932
Activision Blizzard, Inc.	28,002	503,476
Adobe Systems, Inc. (O)	1,687	79,761
AES Corp.	26,445	328,976
Aetna, Inc.	9,878	633,871
Agilent Technologies, Inc.	12,446	556,710
Alexion Pharmaceuticals, Inc. (O)	1,625	188,874
Allergan, Inc.	4,098	373,410
Alliance Data Systems Corp. (A) (O)	448	88,605
Amazon.com, Inc. (O)	1,805	543,702
Amdocs, Ltd.	1,517	58,359
American Capital Agency Corp. - REIT	12,516	281,985

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Electric Power Co., Inc.	9,413	$ 436,293
American Express Co.	11,478	846,732
American International Group, Inc. (O)	6,740	306,737
American Tower Corp. - Class A REIT	7,116	503,742
American Water Works Co., Inc.	8,623	368,030
Ameriprise Financial, Inc.	731	65,059
AmerisourceBergen Corp. - Class A	3,852	224,456
Amgen, Inc.	5,250	568,522
Anadarko Petroleum Corp. - Class A	12,646	1,119,424
Apache Corp.	3,596	288,579
Apple, Inc.	68	30,770
Arch Capital Group, Ltd. (A) (O)	2,928	158,551
Ariad Pharmaceuticals, Inc. (A) (O)	1,344	24,972
Avery Dennison Corp.	4,197	187,732
Axis Capital Holdings, Ltd.	1,239	53,971
Bank of America Corp.	110,952	1,619,899
Bank of New York Mellon Corp.	11,759	369,821
BB&T Corp. (A)	10,956	391,020
BCE, Inc. (A)	6,739	279,179
Berkshire Hathaway, Inc. - Class B (O)	2,485	287,937
Biogen IDEC, Inc. (O)	2,150	468,979
BorgWarner, Inc. (A) (O)	2,796	266,822
Bristol-Myers Squibb Co.	11,282	487,834
Brookfield Asset Management, Inc. - Class A (A)	9,639	356,354
CA, Inc.	1,687	50,171
Calpine Corp. (O)	23,630	472,836
Canadian Natural Resources, Ltd.	13,162	408,285
Canadian Pacific Railway, Ltd.	1,378	169,329
Capital One Financial Corp. (A)	8,274	571,071
Cardinal Health, Inc.	15,074	755,057
Carnival Corp. (P)	5,377	199,110
Celgene Corp. (O)	5,379	789,960
CenterPoint Energy, Inc. (A)	4,464	110,796
CF Industries Holdings, Inc. - Class B	271	53,119
Charter Communications, Inc. - Class A (A) (O)	4,187	526,473
Check Point Software Technologies, Ltd. (A) (O)	918	51,693
Chevron Corp.	9,072	1,142,074
Chubb Corp. - Class A	4,978	430,597
Cisco Systems, Inc.	18,329	468,306
Citigroup, Inc.	20,878	1,088,579
Citrix Systems, Inc. (O)	7,728	556,571
CMS Energy Corp.	10,484	293,447
CNA Financial Corp. - Class A	1,693	60,118
CNH Global NV	1,179	55,401
Coach, Inc. - Class A	8,341	443,157
Cobalt International Energy, Inc. (O)	9,227	266,199
Coca-Cola Co.	34,300	1,374,744
Colgate-Palmolive Co.	11,769	704,610
Comcast Corp. - Class A	36,059	1,625,540
Computer Sciences Corp.	1,452	69,202
Constellation Brands, Inc. - Class A (O)	1,593	82,979
Corning, Inc. (P)	50,550	767,854
Cosan, Ltd. - Class A	35,230	566,498
Covidien PLC	8,923	549,924
Crown Castle International Corp. (O)	4,279	300,600
Crown Holdings, Inc. (O)	8,266	362,299
Cubist Pharmaceuticals, Inc. (A) (O)	3,847	239,784
Cummins, Inc.	2,112	255,953
CVS Caremark Corp.	10,870	668,396
Danaher Corp.	5,699	383,771
DaVita HealthCare Partners, Inc. (O)	2,768	322,223
Delphi Automotive PLC - Class A	3,300	177,276

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Delta Topco Limited (F) (H) (I)	645,881	$ 388,304
Devon Energy Corp. - Class A	6,691	368,072
Diamond Offshore Drilling, Inc. (A)	704	47,478
Discover Financial Services	12,647	626,153
DISH Network Corp. - Class A	1,579	70,502
Dominion Resources, Inc.	11,291	669,669
Dr. Pepper Snapple Group, Inc. (A)	2,478	115,822
Dresser-Rand Group, Inc. (O) (P)	5,658	344,402
Duke Energy Corp.	6,149	436,579
Eastman Chemical Co.	877	70,537
Eaton Corp. PLC	4,578	315,653
eBay, Inc. (O)	6,900	356,661
Electronic Arts, Inc. (O)	28,417	742,252
EMC Corp.	46,981	1,228,553
Energizer Holdings, Inc.	534	54,361
EOG Resources, Inc.	2,978	433,269
Equity Residential - REIT	8,775	491,400
Expedia, Inc. (A)	985	46,423
Express Scripts Holding Co. (O)	4,571	299,629
Facebook, Inc. - Class A (O)	7,504	276,372
FedEx Corp.	3,606	382,236
Fidelity National Financial, Inc. - Class A (A)	6,632	162,351
Fidelity National Information Services, Inc.	1,514	65,344
FMC Corp. - Class A (A)	11,431	756,275
Ford Motor Co.	53,000	894,640
Freeport-McMoRan Copper & Gold, Inc.	21,099	596,680
Freescale Semiconductor, Ltd. (A) (O) (P)	40,731	639,477
Fusion-io, Inc. (A) (O)	31,017	447,265
General Dynamics Corp.	670	57,178
General Electric Co.	85,380	2,080,711
General Mills, Inc.	9,788	508,976
General Motors Co. (O)	23,317	836,381
Gilead Sciences, Inc. (O)	12,995	798,543
Goldcorp, Inc.	35,047	989,377
Goldman Sachs Group, Inc.	4,126	676,788
Google, Inc. - Class A (O)	2,543	2,257,167
Halliburton Co.	9,292	419,905
HCA Holdings, Inc.	16,391	639,249
HealthSouth Corp. (A) (O)	7,254	236,190
Helmerich & Payne, Inc. (A)	860	54,352
Hillshire Brands Co.	10,766	379,071
Humana, Inc. - Class A	11,134	1,016,089
International Game Technology	11,208	207,012
International Paper Co.	1,558	75,267
Intuit, Inc.	754	48,196
Intuitive Surgical, Inc. (O)	339	131,532
Johnson & Johnson	11,629	1,087,311
Johnson Controls, Inc.	5,953	239,370
JPMorgan Chase & Co.	39,063	2,176,981
KBR, Inc.	5,442	170,226
Kimberly-Clark Corp. (A)	4,332	428,002
KLA-Tencor Corp.	825	48,370
Kraft Foods Group, Inc.	1,754	99,241
Kroger Co.	1,601	62,871
L-3 Communications Holdings, Inc. (A)	658	61,293
Leap Wireless International, Inc. (A) (O)	7,145	119,179
Lear Corp. (A)	1,045	72,387
Liberty Media Corp. - Class A (O)	4,081	586,562
Life Technologies Corp. (O)	2,783	207,612
Lincoln National Corp. (A)	2,093	87,215
M&T Bank Corp. (A)	2,183	255,105
Macy’s, Inc.	1,213	58,636
Manchester United PLC - Class A (A) (O)	10,926	181,153
Marathon Oil Corp.	43,703	1,589,041
Marathon Petroleum Corp.	21,894	1,605,487
Mastercard, Inc. - Class A	3,002	1,833,051

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mattel, Inc.	8,245	$ 346,537
McDonald’s Corp.	9,497	931,466
McKesson Corp.	5,154	632,190
Mead Johnson Nutrition Co. - Class A	8,525	620,961
Medtronic, Inc.	8,654	478,047
MetLife, Inc.	7,233	350,222
Mettler-Toledo International, Inc. (A) (O)	1,069	235,821
Microsoft Corp.	46,947	1,494,323
Mondelez International, Inc. - Class A	24,120	754,232
Monsanto Co.	5,648	557,909
Morgan Stanley	9,230	251,148
Motorola Solutions, Inc. (A)	993	54,446
Murphy Oil Corp.	801	54,244
National Oilwell Varco, Inc.	16,072	1,127,772
Newmont Mining Corp. - REIT	14,205	426,150
NextEra Energy, Inc.	11,625	1,006,841
Northern Trust Corp.	4,145	242,648
Northrop Grumman Corp.	743	68,401
Occidental Petroleum Corp.	10,649	948,293
Onyx Pharmaceuticals, Inc. (O)	2,124	278,881
Oracle Corp.	63,174	2,043,679
PACCAR, Inc.	5,811	326,985
Parker Hannifin Corp.	539	55,668
PepsiCo, Inc.	14,308	1,195,290
PerkinElmer, Inc. (A)	7,054	240,471
Perrigo Co. (A)	2,356	293,063
Pfizer, Inc.	78,442	2,292,860
Philip Morris International, Inc.	632	56,362
Phillips 66	10,669	656,143
Platinum Underwriters Holdings, Ltd. (A)	1,902	110,487
Potash Corp. of Saskatchewan, Inc.	13,667	396,343
PPG Industries, Inc.	518	83,108
PPL Corp. (A)	19,461	618,276
Praxair, Inc.	1,681	202,006
Precision Castparts Corp.	2,897	642,323
Procter & Gamble Co.	17,943	1,440,823
Progressive Corp.	13,552	352,488
Prudential Financial, Inc.	3,936	310,826
PulteGroup, Inc. (A) (O) (P)	16,461	273,746
QEP Resources, Inc.	13,899	423,781
QUALCOMM, Inc.	25,362	1,637,117
Raytheon Co.	918	65,949
Red Hat, Inc. (O)	6,174	319,628
Reinsurance Group of America, Inc. - Class A (A)	701	47,731
RenaissanceRe Holdings, Ltd. (A)	2,383	207,250
RHJ International - 144A (O)	17,100	86,267
Rockwell Automation, Inc. - Class B (A)	8,196	793,783
Ross Stores, Inc.	679	45,812
Schlumberger, Ltd.	17,266	1,404,244
Sealed Air Corp. - Class A (A)	7,907	215,387
Sempra Energy	2,619	229,503
Simon Property Group, Inc. - REIT	2,737	438,084
SM Energy Co.	6,230	428,188
Southern Copper Corp. (A)	5,311	138,458
St. Joe Co. (A) (O)	56,287	1,276,589
State Street Corp.	9,046	630,235
Stryker Corp.	785	55,311
Suncor Energy, Inc.	1,462	46,243
Symantec Corp.	1,935	51,626
T-Mobile US, Inc. (A)	3,517	84,795
TE Connectivity, Ltd.	1,367	69,772
Tenet Healthcare Corp. (A) (O)	6,312	281,831
Thermo Fisher Scientific, Inc. (A)	5,526	503,474
TIBCO Software, Inc. (O)	22,302	556,212
Tiffany & Co.	2,623	208,555
Time Warner Cable, Inc.	2,997	341,868

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Torchmark Corp. (A)	903	$ 64,185
Travelers Cos., Inc.	7,953	664,473
TRW Automotive Holdings Corp. (O)	2,800	205,268
Unilever NV	2,366	94,664
Union Pacific Corp.	7,409	1,174,993
United Continental Holdings, Inc. (A) (O)	24,805	864,454
United Parcel Service, Inc. - Class B	5,703	495,020
United Technologies Corp.	14,303	1,509,968
UnitedHealth Group, Inc.	10,095	735,421
Universal Health Services, Inc. - Class B	13,752	961,952
Unum Group	1,975	62,489
US Bancorp - Class A	19,178	715,723
Valeant Pharmaceuticals International, Inc. (O)	1,576	147,514
Valero Energy Corp.	1,769	63,277
Verizon Communications, Inc.	24,717	1,222,997
Visa, Inc. - Class A	11,729	2,076,150
VMware, Inc. - Class A (O)	5,288	434,621
Wal-Mart Stores, Inc.	16,008	1,247,664
Waters Corp. (O)	3,860	389,628
WellPoint, Inc.	3,767	322,305
Wells Fargo & Co.	50,156	2,181,786
Western Digital Corp.	1,218	78,415
Whiting Petroleum Corp. (O)	8,536	439,348
Williams-Sonoma, Inc. - Class A (A) (P)	3,574	210,366
Wyndham Worldwide Corp.	862	53,703
XL Group PLC - Class A	19,536	612,454

Total Common Stocks (cost $165,717,926)		203,714,541

RIGHT - 0.0% (C)
Spain - 0.0% (C)
Banco Santander SA (A) (O)	48,302	10,603

Total Right (cost $9,457)		10,603

WARRANTS - 0.0% (C)
Australia - 0.0% (C)
TFS Corp., Ltd., Class A (H)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	190,550	26,050
Canada - 0.0% (C)
Kinross Gold Corp. (H) (O)
Expiration: 09/03/2013
Exercise Price: $32.0	9,602	9

Total Warrants (cost $19,627)		26,059

INVESTMENT COMPANIES - 1.4%
United States - 1.4%
ETFS Physical Palladium Shares (O)	2,675	190,460
ETFS Platinum Trust (O)	2,316	325,375
Market Vectors Gold Miners ETF	31,205	841,287
SPDR Gold Shares (A) (O)	27,666	3,540,141

Total Investment Companies (cost $4,304,897)		4,897,263

	Contracts	Value
PURCHASED OPTIONS - 0.5% (Q)
Call Options - 0.4%
Barrick Gold Corp. (H)
Strike Price $ 80.00
Expires 01/18/2014	960	960

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
Chicago Board Options Exchange Volatility Index
Index Value $ 18.00
Expires 08/21/2013	79	$ 2,370
Goldcorp, Inc.
Strike Price $ 80.00
Expires 01/18/2014	600	1,200
Newmont Mining Corp. (H)
Strike Price $ 90.00
Expires 01/18/2014	768	768
OTC- Activision Blizzard, Inc.
Strike Price $ 20.00
Expires 01/17/2014
Counterparty: GSC	24,110	16,785
OTC- Aetna, Inc.
Strike Price $ 60.00
Expires 01/17/2014
Counterparty: GSC	11,777	77,260
OTC- Agnico-Eagle Mines, Ltd.
Strike Price $ 85.00
Expires 01/17/2014
Counterparty: DUB	17,848	689
OTC- Alcoa, Inc.
Strike Price $ 15.00
Expires 01/17/2014
Counterparty: GSC	43,553	210
OTC- AngloGold Ashanti, Ltd.
Strike Price $ 65.00
Expires 01/17/2014
Counterparty: DUB	21,165	0
OTC- Apple, Inc.
Strike Price $ 410.00
Expires 02/21/2014
Counterparty: GSC	3,129	168,558
OTC- AutoZone, Inc.
Strike Price $ 550.00
Expires 01/17/2014
Counterparty: GSC	1,828	2,570
OTC- Boeing Co.
Strike Price $ 110.00
Expires 01/17/2014
Counterparty: GSC	7,865	33,596
OTC- Boston Scientific Corp.
Strike Price $ 10.00
Expires 01/17/2014
Counterparty: GSC	38,816	56,192
OTC- Broadcom Corp.
Strike Price $ 55.00
Expires 01/17/2014
Counterparty: GSC	23,332	228
OTC- Caterpillar, Inc.
Strike Price $ 135.00
Expires 01/17/2014
Counterparty: GSC	25,276	619
OTC- Coeur d’Alene Mines Corp.
Strike Price $ 40.00
Expires 01/17/2014
Counterparty: DUB	8,468	409
OTC- Corning, Inc.
Strike Price $ 20.00
Expires 01/17/2014
Counterparty: GSC	48,609	3,841
OTC- Eldorado Gold Corp.
Strike Price $ 25.00
Expires 01/17/2014
Counterparty: DUB	25,129	188

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- EMC Corp.
Strike Price $ 40.00
Expires 01/17/2014
Counterparty: GSC	68,052	$ 990
OTC- Endeavour Silver Corp.
Strike Price $ 20.00
Expires 01/17/2014
Counterparty: DUB	6,729	6
OTC- First Majestic Silver Corp.
Strike Price $ 35.00
Expires 01/17/2014
Counterparty: DUB	4,252	312
OTC- Freeport-McMoRan Copper & Gold, Inc.
Strike Price $ 64.00
Expires 01/17/2014
Counterparty: GSC	52,497	771
OTC- General Electric Co.
Strike Price $ 35.00
Expires 01/17/2014
Counterparty: GSC	97,217	942
OTC- Gold Fields, Ltd.
Strike Price $ 22.00
Expires 01/17/2014
Counterparty: DUB	51,951	15
OTC- Halliburton Co.
Strike Price $ 55.00
Expires 01/17/2014
Counterparty: GSC	36,942	15,345
OTC- Harmony Gold Mining Co., Ltd.
Strike Price $ 15.00
Expires 01/17/2014
Counterparty: DUB	13,250	48
OTC- Hewlett-Packard Co.
Strike Price $ 30.00
Expires 01/17/2014
Counterparty: GSC	97,217	102,490
OTC- Humana, Inc.
Strike Price $ 105.00
Expires 01/17/2014
Counterparty: GSC	7,777	12,073
OTC- IAMGOLD Corp.
Strike Price $ 30.00
Expires 01/17/2014
Counterparty: DUB	22,349	4
OTC- Intel Corp.
Strike Price $ 40.00
Expires 01/17/2014
Counterparty: GSC	97,217	930
OTC- International Business Machines Corp.
Strike Price $ 295.00
Expires 01/17/2014
Counterparty: GSC	10,111	244
OTC- JC Penney Co., Inc.
Strike Price $ 55.00
Expires 01/17/2014
Counterparty: GSC	27,221	927
OTC- Kinross Gold Corp.
Strike Price $ 20.00
Expires 01/17/2014
Counterparty: DUB	96,206	29
OTC- Marvell Technology Group Ltd.
Strike Price $ 20.00
Expires 01/17/2014
Counterparty: GSC	56,386	589

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- Mastercard, Inc.
Strike Price $ 660.00
Expires 01/17/2014
Counterparty: GSC	2,687	$ 38,409
OTC- McDonald’s Corp.
Strike Price $ 135.00
Expires 01/17/2014
Counterparty: GSC	17,499	420
OTC- Merck & Co., Inc.
Strike Price $ 45.00
Expires 10/18/2013
Counterparty: GSC	19,281	67,964
OTC- Monster Beverage Corp.
Strike Price $ 105.00
Expires 01/17/2014
Counterparty: GSC	13,610	2,002
OTC- NetApp, Inc.
Strike Price $ 60.00
Expires 01/17/2014
Counterparty: GSC	31,887	2,187
OTC- New Gold, Inc.
Strike Price $ 22.00
Expires 01/17/2014
Counterparty: DUB	14,254	351
OTC- Nikkei 225
Index Value $ 11,000.00
Expires 12/13/2013
Counterparty: JPM	44	125,154
OTC- Nikkei 225
Index Value $ 11,000.00
Expires 12/13/2013
Counterparty: JPM	12	34,133
OTC- Nikkei 225
Index Value $ 11,000.00
Expires 12/13/2013
Counterparty: JPM	4	11,378
OTC- Novagold Resources, Inc.
Strike Price $ 12.00
Expires 01/17/2014
Counterparty: DUB	13,172	8
OTC- Pan American Silver Corp.
Strike Price $ 50.00
Expires 01/17/2014
Counterparty: DUB	24,034	1
OTC- QUALCOMM, Inc.
Strike Price $ 95.00
Expires 01/17/2014
Counterparty: GSC	38,887	746
OTC- Randgold Resources, Ltd.
Strike Price $ 165.00
Expires 01/17/2014
Counterparty: DUB	3,244	79
OTC- Royal Gold, Inc.
Strike Price $ 125.00
Expires 01/17/2014
Counterparty: DUB	3,197	313
OTC- Safeway, Inc.
Strike Price $ 25.00
Expires 01/17/2014
Counterparty: GSC	13,566	29,553
OTC- Seabridge Gold, Inc.
Strike Price $ 30.00
Expires 01/17/2014
Counterparty: DUB	2,105	216

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- Silver Standard Resources, Inc.
Strike Price $ 30.00
Expires 01/17/2014
Counterparty: DUB	5,883	$ 10
OTC- Silver Wheaton Corp.
Strike Price $ 55.00
Expires 01/17/2014
Counterparty: DUB	24,136	1,758
OTC- Silvercorp Metals, Inc.
Strike Price $ 15.00
Expires 01/17/2014
Counterparty: DUB	13,725	0
OTC- Staples, Inc.
Strike Price $ 20.00
Expires 01/17/2014
Counterparty: GSC	70,914	20,904
OTC- Starwood Hotels & Resorts Worldwide,
Inc. Strike Price $ 85.00
Expires 01/17/2014
Counterparty: GSC	5,833	1,578
OTC- Stillwater Mining Co.
Strike Price $ 25.00
Expires 01/17/2014
Counterparty: DUB	15,393	755
OTC- TOPIX Index
Index Value JPY 1,143.74
Expires 07/11/2014
Counterparty: GSC	88,600	106,716
OTC- TOPIX Index
Index Value $ 1,153.54
Expires 06/13/2014
Counterparty: ETFC	803	67,292
OTC- TOPIX Index
Index Value JPY 1,157.50
Expires 04/11/2014
Counterparty: UBS	117,747	114,433
OTC- TOPIX Index
Index Value $ 1,164.04
Expires 05/09/2014
Counterparty: JPM	1,083	81,811
OTC- TOPIX Index
Index Value JPY 1,218.10
Expires 12/13/2013
Counterparty: GSC	85,366	25,389
OTC- TOPIX Index
Index Value JPY 1,235.19
Expires 09/13/2013
Counterparty: ETFC	109,000	15,273
OTC- TOPIX Index
Index Value JPY 1,246.74
Expires 09/12/2014
Counterparty: CITI	108,001	99,915
OTC- TOPIX Index
Index Value JPY 1,247.23
Expires 10/11/2013
Counterparty: JPM	106,225	23,041
OTC- TOPIX Index
Index Value JPY 1,271.41
Expires 03/14/2014
Counterparty: BNP	109,132	58,571
OTC- United Technologies Corp.
Strike Price $ 120.00
Expires 01/17/2014
Counterparty: GSC	14,777	7,948

	Contracts	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- UnitedHealth Group, Inc.
Strike Price $ 85.00
Expires 01/17/2014
Counterparty: GSC	19,443	$ 13,467
OTC- Visa, Inc.
Strike Price $ 190.00
Expires 01/17/2014
Counterparty: GSC	8,042	55,016
OTC- Western Union Co.
Strike Price $ 25.00
Expires 01/17/2014
Counterparty: GSC	13,610	663
OTC- Yama Gold, Inc.
Strike Price $ 30.00
Expires 01/17/2014
Counterparty: DUB	57,770	2,525
OTC- Yum! Brands, Inc.
Strike Price $ 100.00
Expires 01/17/2014
Counterparty: GSC	13,610	652
Put Options - 0.1%
Humana, Inc.
Strike Price $ 67.50
Expires 08/17/2013	45	225
OTC- IBOV Index
Index Value $ 45,503.15
Expires 10/16/2013
Counterparty: GSC	20	8,687
OTC- IBOV Index
Index Value $ 45,811.18
Expires 10/16/2013
Counterparty: GSC	21	10,106
OTC- IBOV Index
Index Value $ 46,433.45
Expires 10/16/2013
Counterparty: GSC	52	30,474
OTC- Korea Composite Stock Price Index
Index Value $ 243.53
Expires 12/12/2013
Counterparty: CITI	28	16,408
OTC- MSCI Emerging Markets Index
Index Value $ 886.50
Expires 09/20/2013
Counterparty: JPM	1,326	14,898
OTC- MSCI Emerging Markets Index
Index Value $ 889.49
Expires 11/15/2013
Counterparty: GSC	1,419	34,925
OTC- MSCI Emerging Markets Index
Index Value $ 900.59
Expires 08/16/2013
Counterparty: ETFC	1,130	5,482
OTC- MSCI Emerging Markets Index
Index Value $ 901.68
Expires 10/18/2013
Counterparty: ETFC	1,076	22,515
OTC- MSCI Emerging Markets Index
Index Value $ 929.05
Expires 12/20/2013
Counterparty: JPM	1,169	54,125
OTC- S&P 500 Index
Index Value $ 1,650.00
Expires 09/20/2013
Counterparty: CSFB	710	13,668
S&P 500 Index
Index Value $ 1,635.00
Expires 09/21/2013	41	66,420
S&P 500 Index
Index Value $ 1,650.00
Expires 09/21/2013	14	29,120

Total Purchased Options (cost $2,523,207)		1,819,842

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (C)(Q)
Put Option - 0.0% (C)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style Expires 04/04/2018 Counterparty: RBS	JPY 78,804,000	$ 22,483

Total Purchased Swaption (cost $16,518)		22,483

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (M)	38,577,865	38,577,865

Total Securities Lending Collateral (cost $38,577,865)		38,577,865

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (M), dated 07/31/2013, to be repurchased at $414,018 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $424,212.	$ 414,018	414,018

Total Repurchase Agreement (cost $414,018)		414,018

Total Investment Securities (cost $357,930,744) (R)		394,883,217
Other Assets and Liabilities - Net		(41,829,884)

Net Assets		$ 353,053,333

	Contracts	Value
WRITTEN OPTIONS - (0.2%) (Q) (S)
Call Options - (0.1%)
Carnival Corp.
Strike Price $ 38.00
Expires 10/19/2013	53	$ (4,770)
Corning, Inc.
Strike Price $ 14.00
Expires 08/17/2013	249	(33,615)
Freescale Semiconductor, Ltd.
Strike Price $ 18.00
Expires 09/21/2013	75	(1,687)
OTC- Apple, Inc.
Strike Price $ 480.00
Expires 02/21/2014
Counterparty: DUB	3,129	(59,942)
OTC- Nikkei 225
Index Value $ 11,000.00
Expires 12/13/2013
Counterparty: CITI	60	(170,665)
OTC- TOPIX Index
Index Value JPY 1,356.28
Expires 09/13/2013
Counterparty: ETFC	109,000	(2,452)

	Contracts	Value
WRITTEN OPTIONS (continued)
Call Options (continued)
PulteGroup, Inc.
Strike Price $ 19.00
Expires 01/18/2014	78	$ (8,658)
SM Energy Co.
Strike Price $ 70.00
Expires 11/16/2013	20	(9,000)
Whiting Petroleum Corp.
Strike Price $ 52.50
Expires 12/21/2013	29	(10,411)
Williams-Sonoma, Inc.
Strike Price $ 52.50
Expires 01/18/2014	20	(16,300)
Williams-Sonoma, Inc.
Strike Price $ 55.00
Expires 01/18/2014	14	(8,960)
Put Options - (0.1%)
Dresser-Rand Group, Inc.
Strike Price $ 60.00
Expires 03/22/2014	40	(21,200)
OTC- IBOV Index
Index Value $ 39,266.68
Expires 10/16/2013
Counterparty: GSC	20	(1,245)
OTC- IBOV Index
Index Value $ 39,532.49
Expires 10/16/2013
Counterparty: GSC	21	(1,482)
OTC- IBOV Index
Index Value $ 40,069.48
Expires 10/16/2013
Counterparty: GSC	52	(4,690)
OTC- MSCI Emerging Markets Index
Index Value $ 787.50
Expires 09/20/2013
Counterparty: JPM	1,326	(3,606)
OTC- MSCI Emerging Markets Index Index
Value $ 798.26
Expires 11/15/2013
Counterparty: GSC	1,419	(13,267)
OTC- MSCI Emerging Markets Index
Index Value $ 800.01
Expires 08/16/2013
Counterparty: ETFC	1,130	(665)
OTC- MSCI Emerging Markets Index
Index Value $ 809.20
Expires 10/18/2013
Counterparty: ETFC	1,076	(7,167)
OTC- MSCI Emerging Markets Index
Index Value $ 833.76
Expires 12/20/2013
Counterparty: JPM	1,169	(22,819)
OTC- S&P 500 Index
Index Value $ 1,149.60
Expires 12/20/2013
Counterparty: CITI	480	(628)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Contracts	Value
WRITTEN OPTIONS (continued)
Put Options (continued)
OTC- S&P 500 Index
Index Value $ 1,500.00
Expires 09/20/2013
Counterparty: CSFB	710	$ (1,846)
OTC- TOPIX Index
Index Value $ 1,040.92
Expires 10/11/2013
Counterparty: JPM	1,083	(18,810)
OTC- TOPIX Index
Index Value JPY 1,078.91
Expires 12/13/2013
Counterparty: CITI	108,001	(65,681)
OTC- TOPIX Index
Index Value JPY 1,089.26
Expires 12/13/2013
Counterparty: GSC	85,366	(42,138)
OTC- TOPIX Index
Index Value JPY 1,112.48
Expires 03/14/2014
Counterparty: BNP	109,132	(112,853)
OTC- TOPIX Index
Index Value JPY 1,114.04
Expires 10/11/2013
Counterparty: JPM	106,225	(58,057)
OTC- TOPIX Index
Index Value JPY 1,114.09
Expires 09/13/2013
Counterparty: EFTC	109,000	(44,400)
PulteGroup, Inc.
Strike Price $ 15.00
Expires 01/18/2014	78	(9,750)
S&P 500 Index
Index Value $ 1,535.00
Expires 09/21/2013	41	(14,350)

Total Written Options (premiums $(628,202))		(771,114)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (T)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (U)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (V)	Market Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 20	5.00%	06/20/2018	USD	419,626	$(24,766)	$(7,798)	$(16,968)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.46%	09/28/2016	USD	375,000	$(252)	$4	$(256)
6-Month JPY-LIBOR	1.10	11/20/2023	JPY	7,930,000	479	1	478

					$227	$5	$222

OVER THE COUNTER SWAP AGREEMENTS: (Q)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (U)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (V)	Market Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	CITI	USD	270,000	$3,357	$3,357	$0
North American Investment Grade Index - Series 20	5.00	06/20/2018	JPM	USD	397,000	(23,404)	(20,944)	(2,460)
North American Investment Grade Index - Series 20	5.00	06/20/2018	JPM	USD	397,000	(23,404)	(20,982)	(2,422)
North American Investment Grade Index - Series 20	5.00	06/20/2018	JPM	USD	874,000	(51,524)	(44,224)	(7,300)
North American Investment Grade Index - Series 20	5.00	06/20/2018	JPM	USD	784,000	(46,218)	(32,914)	(13,304)
North American Investment Grade Index - Series 20	5.00	06/20/2018	JPM	USD	835,130	(49,233)	(40,913)	(8,320)
North American Investment Grade Index - Series 20	5.00	06/20/2018	JPM	USD	396,980	(23,403)	(16,412)	(6,991)

						$(213,829)	$(173,032)	$(40,797)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (X)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (V)	Market Value (W)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 20	1.00%	06/20/2018	GSC	USD	250,000	$(2,387)	$2,009	$(4,396)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.00%	09/28/2016	GSC	USD	7,823,000	$(41,064)	$0	$(41,064)
3-Month USD-LIBOR	1.01	09/27/2016	DUB	USD	7,630,000	(38,916)	0	(38,916)
3-Month USD-LIBOR	1.19	09/17/2018	JPM	USD	792,000	(17,560)	0	(17,560)
3-Month USD-LIBOR	1.24	09/14/2018	DUB	USD	784,500	(15,100)	0	(15,100)
6-Month GBP-LIBOR	1.40	02/28/2019	DUB	GBP	390,256	(7,933)	0	(7,933)
6-Month JPY-LIBOR	1.01	11/20/2023	DUB	JPY	51,420,000	(1,811)	0	(1,811)
6-Month JPY-LIBOR	1.09	11/20/2023	DUB	JPY	39,550,000	1,719	0	1,719

						$(120,665)	$0	$(120,665)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.50%	09/17/2015	JPM	USD	1,932,100	$1,055	$0	$1,055
3-Month USD-LIBOR	0.54	09/14/2015	DUB	USD	1,961,200	(607)	0	(607)
6-Month GBP-LIBOR	0.76	02/28/2016	DUB	GBP	975,625	3,007	0	3,007

						$3,455	$0	$3,455

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (Y)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00%	03/31/2016	BNP	$60,000	$(4,903)	$0	$(4,903)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	60,000	(2,145)	0	(2,145)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	60,000	(4,841)	0	(4,841)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	60,000	(1,777)	0	(1,777)

					$(13,666)	$0	$(13,666)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	Long	30	09/20/2013	$6,678
EURO STOXX 600 Index	Long	9	09/20/2013	(339)
MSCI Emerging Markets Mini Index Fund	Short	(51)	09/20/2013	16,308
Nikkei 225 Index	Long	5	09/12/2013	(10,823)
S&P 500 E-Mini Index	Short	(12)	09/20/2013	541
TOPIX Index	Long	3	09/12/2013	4,524

				$16,889

FORWARD FOREIGN CURRENCY CONTRACTS: (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	802,000	08/01/2013	$726,516	$(5,691)
AUD	CSFB	(802,000)	08/01/2013	(752,781)	31,956
AUD	BNP	(995,000)	08/02/2013	(935,325)	41,100
AUD	MSC	995,000	08/02/2013	891,918	2,307
AUD	CSFB	(913,000)	08/08/2013	(861,169)	40,997
AUD	BNP	(727,000)	08/09/2013	(685,619)	32,584
AUD	BNP	(939,000)	08/23/2013	(860,152)	17,544
AUD	BCLY	(920,000)	08/29/2013	(841,855)	16,657
AUD	BCLY	(906,000)	08/30/2013	(835,531)	22,949
AUD	CSFB	(802,000)	10/03/2013	(723,404)	5,632
AUD	MSC	(995,000)	10/04/2013	(888,102)	(2,337)
BRL	DUB	(1,277,480)	08/23/2013	(583,457)	26,430
CAD	CSFB	528,400	09/19/2013	502,000	11,831
EUR	BNP	25,474	08/01/2013	33,751	139
EUR	BNP	(25,474)	08/01/2013	(33,884)	(6)
EUR	UBS	987,000	08/02/2013	1,310,933	2,131
EUR	UBS	(987,000)	08/02/2013	(1,310,864)	(2,200)
EUR	GSC	(258,000)	08/08/2013	(345,797)	2,558
EUR	BBH	113,000	08/26/2013	149,428	915
EUR	CSFB	(645,000)	08/29/2013	(846,072)	(12,091)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(515,000)	08/30/2013	$(675,814)	$(9,388)
EUR	CSFB	(404,000)	09/12/2013	(516,062)	(21,479)
EUR	DUB	(269,000)	09/12/2013	(343,888)	(14,029)
EUR	UBS	(673,000)	09/12/2013	(859,616)	(35,841)
EUR	DUB	(405,000)	09/13/2013	(520,223)	(18,650)
EUR	BNP	(185,374)	10/03/2013	(245,655)	(1,013)
EUR	UBS	(987,000)	10/04/2013	(1,311,190)	(2,164)
GBP	DUB	(758,000)	08/16/2013	(1,159,588)	6,622
GBP	JPM	(351,000)	08/22/2013	(549,596)	15,727
JPY	JPM	79,243,290	08/01/2013	808,357	995
JPY	JPM	(79,243,290)	08/01/2013	(823,076)	13,723
JPY	MSC	83,883,195	08/01/2013	855,514	1,228
JPY	MSC	(83,883,195)	08/01/2013	(865,873)	9,131
JPY	UBS	57,280,094	08/02/2013	584,330	705
JPY	UBS	(57,280,094)	08/02/2013	(595,923)	10,888
JPY	BNP	(103,227,648)	08/09/2013	(1,028,000)	(26,364)
JPY	UBS	(36,223,200)	08/15/2013	(359,970)	(10,025)
JPY	UBS	(26,468,665)	08/15/2013	(270,862)	503
JPY	BCLY	(39,808,400)	08/16/2013	(407,372)	755
JPY	BCLY	39,808,400	08/16/2013	405,236	1,381
JPY	BNP	(77,518,437)	08/16/2013	(792,938)	1,137
JPY	DUB	(114,860,143)	08/16/2013	(1,175,280)	2,058
JPY	DUB	(13,787,700)	08/16/2013	(137,073)	(3,759)
JPY	BCLY	(77,749,500)	08/22/2013	(817,087)	22,900
JPY	BCLY	(84,243,456)	08/22/2013	(864,000)	3,479
JPY	JPM	(75,806,800)	08/22/2013	(797,023)	22,679
JPY	CSFB	(85,618,585)	08/23/2013	(857,000)	(17,572)
JPY	BOA	(76,212,280)	09/06/2013	(754,428)	(24,114)
JPY	DUB	(146,235,000)	09/06/2013	(1,446,811)	(47,044)
JPY	JPM	(107,585,311)	09/06/2013	(1,066,326)	(32,706)
JPY	UBS	(54,108,912)	09/06/2013	(535,626)	(17,121)
JPY	DUB	(100,000,000)	09/10/2013	(1,042,644)	21,080
JPY	UBS	(90,352,508)	09/12/2013	(909,491)	(13,527)
JPY	GSC	(76,169,900)	09/13/2013	(759,883)	(18,253)
JPY	MSC	(77,812,142)	09/13/2013	(777,216)	(17,697)
JPY	MSC	(76,195,980)	09/13/2013	(760,162)	(18,240)
JPY	UBS	(108,227,000)	09/13/2013	(1,080,110)	(25,515)
JPY	CSFB	(70,000,000)	09/17/2013	(737,619)	22,499
JPY	BNP	(75,975,312)	09/19/2013	(760,674)	(15,497)
JPY	CSFB	(76,462,000)	09/19/2013	(765,623)	(15,520)
JPY	MSC	(72,353,000)	09/19/2013	(724,407)	(14,758)
JPY	CSFB	(73,689,750)	09/20/2013	(739,115)	(13,710)
JPY	GSC	(79,621,269)	09/20/2013	(799,627)	(13,795)
JPY	BOA	(79,958,403)	09/26/2013	(818,206)	1,316
JPY	GSC	(74,726,895)	09/26/2013	(745,331)	(18,112)
JPY	BOA	(76,495,009)	10/03/2013	(783,050)	1,513
JPY	JPM	(79,243,290)	10/03/2013	(808,605)	(1,011)
JPY	MSC	(83,883,195)	10/03/2013	(855,776)	(1,245)
JPY	CSFB	(80,000,000)	11/12/2013	(810,537)	(7,041)
JPY	BNP	(40,000,000)	12/20/2013	(399,202)	(9,722)
MXN	CSFB	(3,922,000)	08/22/2013	(310,934)	4,576
MXN	CSFB	(3,922,000)	09/05/2013	(310,538)	4,567
MXN	CSFB	(1,176,600)	09/05/2013	(93,161)	1,370
MXN	CSFB	(3,920,000)	09/19/2013	(309,989)	4,546
MXN	CSFB	(6,666,000)	09/19/2013	(527,140)	7,730
MXN	DUB	(13,396,000)	10/03/2013	(1,066,688)	24,181
MXN	CSFB	(3,978,400)	12/26/2013	(310,934)	3,679
TRY	UBS	(314,000)	09/11/2013	(168,908)	8,007

					$(32,532)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	609,000	09/26/2013	$806,103	$4,240
JPY	BCLY	(80,765,580)	09/26/2013	(806,103)	(19,034)
EUR	BNP	617,700	09/26/2013	817,618	4,300
JPY	BNP	(81,925,551)	09/26/2013	(817,618)	(19,370)

					$(29,864)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	5.6%	$21,988,453
Oil, Gas & Consumable Fuels	5.2	20,464,830
U.S. Government Obligations	5.0	19,890,853
Commercial Banks	4.3	17,000,387
Pharmaceuticals	3.0	12,006,063
Health Care Providers & Services	2.5	9,912,590
Insurance	2.4	9,646,207
Diversified Financial Services	2.4	9,464,275
Capital Markets	2.2	8,879,157
Automobiles	2.2	8,851,892
Software	2.1	8,128,976
Media	2.0	7,862,382
Chemicals	1.8	7,171,503
Metals & Mining	1.8	7,034,687
Diversified Telecommunication Services	1.7	6,757,127
Industrial Conglomerates	1.4	5,340,907
Food Products	1.3	5,147,139
Aerospace & Defense	1.3	5,142,387
IT Services	1.2	4,762,994
Biotechnology	1.2	4,715,292
Beverages	1.2	4,627,786
Energy Equipment & Services	1.2	4,554,110
Real Estate Management & Development	1.1	4,294,178
Electric Utilities	0.9	3,696,491
Machinery	0.9	3,665,549
Health Care Equipment & Supplies	0.9	3,632,533
Wireless Telecommunication Services	0.9	3,451,795
Auto Components	0.8	3,259,643
Semiconductors & Semiconductor Equipment	0.7	2,925,675
Household Products	0.7	2,922,515
Internet Software & Services	0.7	2,890,200
Road & Rail	0.7	2,879,207
Real Estate Investment Trusts	0.7	2,877,827
Electronic Equipment & Instruments	0.7	2,644,332
Food & Staples Retailing	0.7	2,588,723
Consumer Finance	0.6	2,403,324
Computers & Peripherals	0.6	2,215,954
Communications Equipment	0.5	2,159,869
Life Sciences Tools & Services	0.5	2,133,716
Multi-Utilities	0.5	1,973,793
Trading Companies & Distributors	0.5	1,883,338
Electrical Equipment	0.5	1,830,664
Purchased Options	0.5	1,819,842
Construction & Engineering	0.4	1,461,299
Hotels, Restaurants & Leisure	0.4	1,391,291
Airlines	0.3	1,357,061
Specialty Retail	0.3	1,142,533
Building Products	0.3	1,119,886
Internet & Catalog Retail	0.2	977,931
Air Freight & Logistics	0.2	877,256

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Textiles, Apparel & Luxury Goods	0.2%		$865,114
Household Durables	0.2		811,343
Independent Power Producers & Energy Traders	0.2		801,812
Containers & Packaging	0.2		765,418
Gas Utilities	0.2		668,149
Paper & Forest Products	0.1		590,567
Personal Products	0.1		436,242
Multiline Retail	0.1		392,024
Office Electronics	0.1		372,417
Water Utilities	0.1		368,030
Mortgage-Backed Security	0.1		351,465
Leisure Equipment & Products	0.1		346,537
Commercial Services & Supplies	0.1		280,679
Transportation Infrastructure	0.1		270,643
Construction Materials	0.1		261,823
Tobacco	0.1		243,619
Diversified Consumer Services	0.1		237,086
U.S. Government Agency Obligation	0.0	(C)	119,962
Purchased Swaption	0.0	(C)	22,483

Investment Securities, at Value	71.9		284,031,835
Short-Term Investments	28.1		110,851,382

Total Investments	100.0%		$394,883,217

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $37,631,898. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $385,656.
(C)	Percentage rounds to less than 0.1%.
(D)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Illiquid. Total aggregate market value of illiquid securities is $4,393,899, or 1.24% of the fund’s net assets.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,253,618, or 0.36% of the fund’s net assets.
(I)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco Limited	05/02/2012	$544,003	$541,781	0.15%
Common Stocks	Delta Topco Limited	05/02/2012	398,617	388,304	0.11

			$942,620	$930,085	0.26%

(J)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	In default.
(L)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(M)	Rate shown reflects the yield at July 31, 2013.
(N)	All or portion of this security represents unsettled loan commitments at July 31, 2013 where the rate will be determined at time of settlement.
(O)	Non-income producing security.
(P)	All or a portion of this security has been segregated as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $1,395,272.
(Q)	Cash in the amount of $1,567,275 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(R)	Aggregate cost for federal income tax purposes is $357,930,744. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $50,819,041 and $13,866,568, respectively. Net unrealized appreciation for tax purposes is $36,952,473.
(S)	Cash in the amount of $1,042,125 has been segregated by the custodian with the broker as collateral for open options transactions.
(T)	Cash in the amount of $70,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(U)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(W)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(X)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Y)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $10,931,946, or 3.10% of the fund’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
ETF	Exchange-Traded Fund
ETFC	E*TRADE Financial Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
PJSC	Private Joint Stock Company
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Risparmio Shares
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (Z)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$19,890,853	$—	$19,890,853
U.S. Government Agency Obligation	119,962	—	—	119,962
Foreign Government Obligations	—	21,988,453	—	21,988,453
Mortgage-Backed Security	—	351,465	—	351,465
Preferred Corporate Debt Securities	—	296,880	—	296,880
Corporate Debt Securities
Argentina	—	35,770	—	35,770
Australia	—	609,250	—	609,250
Austria	—	148,000	—	148,000
Brazil	—	379,212	—	379,212
Canada	—	110,336	—	110,336
Cayman Islands	—	735,678	—	735,678
Chile	—	735,596	—	735,596
Germany	—	194,500	—	194,500
Guernsey, Channel Islands	—	212,000	—	212,000
Ireland	—	277,710	—	277,710
Italy	—	286,508	—	286,508
Jersey, Channel Islands	—	633,864	—	633,864
Korea, Republic of	—	199,464	—	199,464
Luxembourg	—	812,970	—	812,970
Mexico	—	139,312	—	139,312
Netherlands	—	1,083,340	—	1,083,340
Singapore	—	86,400	—	86,400
Sweden	—	208,032	—	208,032
Switzerland	—	115,557	—	115,557
United Kingdom	—	952,750	—	952,750
United States	—	5,392,542	541,781	5,934,323
Convertible Bonds
Bermuda	—	—	11,016	11,016
Cayman Islands	—	573,295	—	573,295
India	—	778,688	—	778,688
Jersey, Channel Islands	—	620,520	—	620,520
Netherlands	—	1,801,830	—	1,801,830
Singapore	—	1,481,586	—	1,481,586
United Kingdom	—	167,000	—	167,000
United States	—	3,758,766	—	3,758,766
Commercial Paper	—	8,816,205	—	8,816,205
Loan Assignments	—	1,572,234	—	1,572,234
Short-Term U.S. Government Obligations	—	58,022,325	—	58,022,325
Short-Term Foreign Government Obligations	—	5,020,969	—	5,020,969
Convertible Preferred Stocks	2,890,548	997,013	—	3,887,561
Preferred Stocks	2,350,363	—	—	2,350,363
Common Stocks
Australia	—	1,257,922	—	1,257,922
Belgium	—	589,374	—	589,374
Brazil	2,387,114	—	—	2,387,114
Canada	3,561,267	192,064	—	3,753,331
Chile	76,889	—	—	76,889
Denmark	—	103,037	—	103,037
France	731,899	7,600,663	—	8,332,562
Germany	—	6,897,786	—	6,897,786
Hong Kong	—	2,389,265	—	2,389,265
Indonesia	—	113,104	—	113,104
Italy	—	3,289,496	—	3,289,496
Japan	—	26,089,595	—	26,089,595
Korea, Republic of	98,171	2,573,030	—	2,671,201
Luxembourg	210,960	—	—	210,960
Malaysia	—	1,235,148	—	1,235,148

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS (continued)
Investment Securities (continued)
Common Stocks (continued)
Mexico	$711,137	$—	$—	$711,137
Netherlands	—	1,591,274	—	1,591,274
New Zealand	—	88,914	—	88,914
Norway	—	361,877	—	361,877
Philippines	156,747	—	—	156,747
Portugal	—	167,757	—	167,757
Russian Federation	345,118	150,106	—	495,224
Singapore	—	1,788,569	—	1,788,569
South Africa	—	286,441	—	286,441
Spain	82,643	957,074	—	1,039,717
Sweden	—	686,456	—	686,456
Switzerland	—	5,565,831	—	5,565,831
Taiwan	255,598	630,266	—	885,864
Thailand	—	465,100	—	465,100
United Kingdom	1,671,575	11,094,579	—	12,766,154
United States	116,872,391	—	388,304	117,260,695
Right	—	10,603	—	10,603
Warrants	—	26,059	—	26,059
Investment Companies	4,897,263	—	—	4,897,263
Purchased Options	312,351	1,507,491	—	1,819,842
Purchased Swaption	—	22,483	—	22,483
Securities Lending Collateral	38,577,865	—	—	38,577,865
Repurchase Agreement	—	414,018	—	414,018

Total Investment Securities	$176,309,861	$217,632,255	$941,101	$394,883,217

Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (AA)	$—	$8,540	$—	$8,540
Forward Foreign Currency Contracts (AA)	—	474,705	—	474,705
Futures Contracts (AA)	28,051	—	—	28,051
Interest Rate Swap Agreements (AA)	478	5,781	—	6,259

Total Derivative Financial Instruments	$28,529	$489,026	$—	$517,555

Other Assets (AB)
Cash	$17,762	$—	$—	$17,762
Cash on Deposit with Broker	1,112,125	—	—	1,112,125
Foreign Currency	411,145	—	—	411,145

Total Other Assets	$1,541,032	$—	$—	$1,541,032

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (AA)	$(16,968)	$(45,193)	$—	$(62,161)
Forward Foreign Cross Currency Contracts (AA)	—	(38,404)	—	(38,404)
Forward Foreign Currency Contracts (AA)	—	(507,237)	—	(507,237)
Futures Contracts (AA)	(11,162)	—	—	(11,162)
Interest Rate Swap Agreements (AA)	(256)	(122,991)	—	(123,247)
Total Return Swap Agreements (AA)	—	(13,666)	—	(13,666)
Written Options	(138,701)	(632,413)	—	(771,114)

Total Derivative Financial Instruments	$(167,087)	$(1,359,904)	$—	$(1,526,991)

Other Liabilities (AB)
Cash Deposit due to Broker	$(1,567,275)	$—	$—	$(1,567,275)
Collateral for Securities on Loan	—	(38,577,865)	—	(38,577,865)

Total Other Liabilities	$(1,567,275)	$(38,577,865)	$—	$(40,145,140)

(Z)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended July 31, 2013, securities with fair market value of $192,074 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(AA)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(AB)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases (AC)	Sales (AD)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AE)	Transfers into Level 3 (AF)	Transfers out of Level 3	Ending Balance at July 31, 2013 (AG)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (AE)
Common Stocks	$357,991	$—	$0	$—	$(206,979)	$237,292	$—	$—	$388,304	$58,775
Convertible Bonds	—	—	—	—	—	—	11,016	—	11,016	—
Corporate Debt Securities	532,979	37,521	—	(8)	—	(28,711)	—	—	541,781	(28,711)

Total	$890,970	$37,521	$0	$(8)	$(206,979)	$208,581	$11,016	$—	$941,101	$30,064

(AC)	Purchases include all purchases of securities and securities received in corporate actions.
(AD)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(AE)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(AF)	Transferred into Level 3 because of unavailability of observable inputs.
(AG)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS -1.9% (A)
Call Options - 1.9%
OTC - USD vs. CHF	$ 12,175,000	$ 18,199
Exercise Price $ 0.97
Expires 09/12/2013
Counterparty: CITI
OTC - USD vs. CHF	24,350,000	11,940
Exercise Price $ 0.99
Expires 09/09/2013
Counterparty: CITI
OTC - USD vs. JPY	994,000	570,325
Exercise Price $ 97.50
Expires 08/19/2013
Counterparty: CITI
OTC - USD vs. JPY	3,150,000	631,878
Exercise Price $ 100.00
Expires 08/15/2013
Counterparty: CITI
OTC - USD vs. JPY	1,350,000	390,325
Exercise Price $ 100.10
Expires 08/19/2013
Counterparty: CITI
OTC - USD vs. JPY	994,000	150,430
Exercise Price $ 100.50
Expires 08/15/2013
Counterparty: CITI
OTC - USD vs. SGD	24,450,000	232,798
Exercise Price $ 1.27
Expires 08/15/2013
Counterparty: CITI
Put Option - 0.0% (B)
OTC - EUR vs. USD	EUR 21,735,000	128
Exercise Price EUR 1.30
Expires 08/01/2013
Counterparty: CITI

Total Purchased Foreign Exchange Options (cost $2,831,919)		2,006,023

	Principal	Value
REPURCHASE AGREEMENT - 92.1%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $97,819,406 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $99,779,640.	$ 97,819,325	97,819,325

Total Repurchase Agreement (cost $97,819,325)		97,819,325

Total Investment Securities (cost $100,651,244) (D)		99,825,348
Other Assets and Liabilities - Net		6,349,807

Net Assets		$ 106,175,155

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (0.9%) (A)
Call Options -(0.9%)
OTC - USD vs. BRL	$ 9,220,000	$ (947,723)
Exercise Price $ 2.05
Expires 08/02/2013
Counterparty: CITI
OTC - USD vs. CHF	12,175,000	(5,970)
Exercise Price $ 0.99
Expires 09/09/2013
Counterparty: CITI
OTC - USD vs. CHF	24,350,000	(1,169)
Exercise Price $ 1.02
Expires 09/09/2013
Counterparty: CITI
Put Options - 0.0% (B)
OTC - USD vs. BRL	9,220,000	0
Exercise Price $ 1.95
Expires 08/02/2013
Counterparty: CITI
OTC - USD vs. SGD	24,450,000	(801)
Exercise Price $ 1.23
Expires 08/15/2013
Counterparty: CITI

Total Written Foreign Exchange Options (cost $(363,154))		(955,663)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (A)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.83%	01/02/2014	CITI	BRL	171,000,000	$(272,239)	$0	$(272,239)
BRL-CDI	9.07	01/02/2014	CITI	BRL	85,335,624	(7,371)	0	(7,371)
BRL-CDI	9.59	07/01/2014	CITI	BRL	136,426,878	267,650	0	267,650

						$(11,960)	$0	$(11,960)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(172)	09/19/2013	$96,110
90-Day Eurodollar	Short	(99)	12/14/2015	(35,986)
MSCI Emerging Markets Mini Index Fund	Short	(55)	09/20/2013	(4,649)
S&P 500 E-Mini Index	Short	(102)	09/20/2013	(316,808)

				$(261,333)

FORWARD FOREIGN CURRENCY CONTRACTS: (A)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	4,970,000	09/18/2013	$4,542,623	$(90,214)
AUD	BCLY	2,415,000	09/18/2013	2,228,018	(64,523)
AUD	BCLY	2,415,000	09/18/2013	2,227,994	(64,499)
AUD	BCLY	2,415,000	09/18/2013	2,227,873	(64,379)
AUD	BCLY	4,830,000	09/18/2013	4,454,509	(127,520)
AUD	BCLY	2,390,000	09/18/2013	2,179,942	(38,844)
AUD	BCLY	4,870,000	09/18/2013	4,489,570	(126,746)
AUD	BCLY	3,500,000	09/18/2013	3,208,901	(73,402)
AUD	BCLY	4,870,000	09/18/2013	4,468,275	(105,451)
AUD	BCLY	4,870,000	09/18/2013	4,468,371	(105,547)
AUD	BCLY	(4,970,000)	09/18/2013	(4,692,775)	240,366
AUD	BCLY	(4,970,000)	09/18/2013	(4,544,923)	92,514
AUD	BCLY	(4,970,000)	09/18/2013	(4,538,776)	86,367
AUD	BCLY	(3,000,000)	09/18/2013	(2,722,336)	34,765
AUD	BCLY	(7,170,000)	09/18/2013	(6,541,441)	118,147
AUD	BCLY	(5,000,000)	09/18/2013	(4,520,323)	41,038
AUD	BCLY	(5,000,000)	09/18/2013	(4,535,243)	55,958
AUD	BCLY	(10,000,000)	09/18/2013	(9,183,160)	224,590
AUD	BCLY	4,970,000	09/18/2013	4,644,568	(192,159)
AUD	BNP	(13,613,553)	09/18/2013	(12,906,752)	710,956
AUD	CITI	3,000,000	09/18/2013	2,733,705	(46,134)
AUD	CITI	9,660,000	09/18/2013	8,825,417	(171,438)
AUD	CITI	2,475,000	09/18/2013	2,269,951	(52,705)
AUD	CITI	(2,475,000)	09/18/2013	(2,267,286)	50,040
AUD	CITI	(4,950,000)	09/18/2013	(4,541,956)	107,464
AUD	CITI	10,000,000	09/18/2013	9,445,450	(486,881)
AUD	CITI	10,000,000	09/18/2013	9,482,770	(524,201)
AUD	NEG	20,000,000	09/18/2013	18,305,400	(388,261)
AUD	SAXO	4,000,000	09/18/2013	3,653,480	(70,052)
AUD	SAXO	(10,000,000)	09/18/2013	(9,172,600)	214,030
AUD	SAXO	(2,480,000)	09/18/2013	(2,275,871)	54,146
AUD	SAXO	(2,480,000)	09/18/2013	(2,274,606)	52,881
AUD	SAXO	(9,900,000)	09/18/2013	(9,088,200)	219,216
AUD	SG	(4,970,000)	09/18/2013	(4,695,954)	243,545
AUD	SG	(4,970,000)	09/18/2013	(4,706,292)	253,883
AUD	SG	(20,000,000)	09/18/2013	(18,266,000)	348,861

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	SG	(20,000,000)	09/18/2013	$(18,243,000)	$325,861
AUD	CITI	4,970,000	09/20/2013	4,681,119	(229,279)
AUD	CITI	4,970,000	09/20/2013	4,544,011	(92,172)
BRL	BCLY	34,057,500	09/18/2013	15,000,000	(227,780)
BRL	BCLY	(16,792,080)	09/18/2013	(7,440,000)	156,544
BRL	BCLY	5,702,578	09/18/2013	2,485,000	(11,544)
BRL	BNP	10,797,921	09/18/2013	4,970,000	(286,472)
BRL	CITI	(11,411,120)	09/18/2013	(4,970,000)	20,501
BRL	CITI	(22,450,000)	09/18/2013	(10,000,000)	262,458
BRL	CITI	5,662,073	09/18/2013	2,485,000	(29,113)
BRL	SG	10,869,720	09/18/2013	4,780,000	(65,330)
BRL	SG	(11,182,050)	09/18/2013	(4,950,000)	99,858
BRL	BCLY	(10,954,440)	09/20/2013	(4,830,000)	80,519
BRL	SG	10,984,440	09/20/2013	4,780,000	(17,512)
CHF	BCLY	1,138,086	09/18/2013	1,195,000	35,278
CHF	BCLY	7,123,619	09/18/2013	7,500,000	200,677
CHF	BCLY	(4,639,442)	09/18/2013	(4,970,000)	(45,266)
CHF	BNP	(6,876,403)	09/18/2013	(7,455,000)	21,565
CHF	CITI	2,284,372	09/18/2013	2,390,000	79,420
CHF	NEG	2,289,859	09/18/2013	2,390,000	85,352
CHF	NEG	(4,694,764)	09/18/2013	(4,960,000)	(115,069)
CZK	BCLY	(96,631,710)	09/18/2013	(4,970,000)	14,720
CZK	BCLY	(97,054,160)	09/18/2013	(4,970,000)	(6,943)
CZK	BCLY	(49,368,950)	09/18/2013	(2,500,000)	(31,643)
CZK	BNP	(192,887,300)	09/18/2013	(10,000,000)	108,728
CZK	BOA	(88,226,496)	09/18/2013	(4,464,000)	(60,260)
CZK	CITI	48,828,725	09/18/2013	2,500,000	3,940
CZK	CITI	78,369,960	09/18/2013	4,000,000	18,816
CZK	SAXO	(48,425,580)	09/18/2013	(2,415,000)	(68,267)
CZK	SAXO	(96,846,330)	09/18/2013	(4,830,000)	(136,285)
CZK	SAXO	(96,822,180)	09/18/2013	(4,830,000)	(135,047)
CZK	SG	192,987,480	09/18/2013	9,660,000	236,409
CZK	SG	145,563,642	09/18/2013	7,245,000	219,512
CZK	SG	(96,678,428)	09/18/2013	(4,970,000)	12,325
CZK	SG	(96,429,330)	09/18/2013	(4,780,000)	(164,902)
EGP	BCLY	17,653,750	08/12/2013	2,435,000	72,578
EGP	SG	(41,250,000)	01/08/2014	(5,000,000)	(498,781)
EGP	BCLY	(7,743,600)	01/13/2014	(956,000)	(74,139)
EGP	SG	(12,906,000)	07/08/2014	(1,434,000)	(149,367)
EUR	BCLY	4,780,000	09/18/2013	6,161,562	198,581
EUR	BCLY	4,780,000	09/18/2013	6,180,027	180,116
EUR	BCLY	4,780,000	09/18/2013	6,159,076	201,066
EUR	BCLY	4,780,000	09/18/2013	6,159,602	200,541
EUR	BCLY	10,000,000	09/18/2013	13,072,850	232,888
EUR	BCLY	4,960,000	09/18/2013	6,494,042	105,604
EUR	BCLY	(4,970,000)	09/18/2013	(6,665,609)	52,657
EUR	BCLY	(24,850,000)	09/18/2013	(32,506,136)	(558,623)
EUR	BCLY	(10,000,000)	09/18/2013	(13,004,286)	(301,452)
EUR	BCLY	(2,390,000)	09/18/2013	(3,079,866)	(100,205)
EUR	BCLY	(4,870,000)	09/18/2013	(6,264,673)	(215,221)
EUR	BCLY	(10,000,000)	09/18/2013	(12,825,182)	(480,556)
EUR	BCLY	(1,461,000)	09/18/2013	(1,880,653)	(63,315)
EUR	BCLY	2,485,000	09/18/2013	3,329,122	(22,647)
EUR	BCLY	4,970,000	09/18/2013	6,597,506	15,446
EUR	BCLY	4,970,000	09/18/2013	6,636,620	(23,668)
EUR	BCLY	4,970,000	09/18/2013	6,627,028	(14,076)
EUR	BCLY	4,970,000	09/18/2013	6,612,814	138
EUR	BOA	(7,455,000)	09/18/2013	(9,756,783)	(162,644)
EUR	CITI	4,780,000	09/18/2013	6,156,896	203,247
EUR	CITI	(4,950,000)	09/18/2013	(6,529,268)	(57,073)
EUR	CITI	5,450,000	09/18/2013	7,272,092	(20,465)
EUR	CITI	4,970,000	09/18/2013	6,567,605	45,346
EUR	JEF	(20,000,000)	09/18/2013	(26,231,500)	(379,976)
EUR	NEG	10,000,000	09/18/2013	13,237,500	68,238
EUR	SAXO	10,000,000	09/18/2013	13,123,900	181,838
EUR	SAXO	4,960,000	09/18/2013	6,522,152	77,494
EUR	SG	(4,780,000)	09/18/2013	(6,162,424)	(197,719)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	7,455,000	09/20/2013	$9,954,792	$(35,295)
GBP	BCLY	5,000,000	09/18/2013	7,487,395	116,327
GBP	BCLY	10,000,000	09/18/2013	15,077,595	129,848
GBP	BCLY	(4,970,000)	09/18/2013	(7,773,639)	215,540
GBP	BNP	(4,890,000)	09/18/2013	(7,679,004)	242,564
GBP	BNP	(3,230,000)	09/18/2013	(5,082,465)	170,461
GBP	SG	5,000,000	09/18/2013	7,576,563	27,158
HUF	BCLY	(2,162,300,185)	09/18/2013	(9,830,000)	261,654
HUF	BCLY	1,100,358,000	09/18/2013	4,970,000	(100,830)
HUF	SG	1,110,532,500	09/18/2013	4,950,000	(35,807)
HUF	SG	(1,098,100,500)	09/18/2013	(4,830,000)	(29,180)
HUF	SG	(1,109,724,800)	09/18/2013	(4,780,000)	(130,619)
HUF	SG	(2,468,290,000)	09/18/2013	(11,000,000)	77,625
HUF	SG	2,198,850,000	09/18/2013	10,000,000	(269,918)
INR	BCLY	(443,775,000)	08/19/2013	(7,500,000)	240,892
INR	SG	147,956,800	08/19/2013	2,480,000	(59,777)
INR	NEG	435,819,300	09/18/2013	7,455,000	(381,102)
JPY	BCLY	243,446,951	09/18/2013	2,485,000	2,064
JPY	BCLY	494,399,200	09/18/2013	5,000,000	50,803
JPY	BCLY	246,310,598	09/18/2013	2,435,000	81,320
JPY	BCLY	246,249,723	09/18/2013	2,435,000	80,698
JPY	BCLY	486,646,048	09/18/2013	4,870,000	101,597
JPY	BCLY	489,750,478	09/18/2013	4,870,000	133,312
JPY	BCLY	482,603,412	09/18/2013	4,870,000	60,297
JPY	BCLY	994,404,700	09/18/2013	10,000,000	158,881
JPY	BCLY	(242,762,383)	09/18/2013	(2,485,000)	4,929
JPY	BCLY	(481,302,440)	09/18/2013	(4,870,000)	(47,006)
JPY	BCLY	236,338,285	09/18/2013	2,485,000	(70,558)
JPY	BNP	2,898,834,810	09/18/2013	30,560,000	(945,380)
JPY	CITI	955,560,032	09/18/2013	9,940,000	(177,958)
JPY	CITI	241,667,343	09/18/2013	2,485,000	(16,116)
JPY	SG	(707,255,850)	09/18/2013	(7,455,000)	229,644
JPY	SG	(496,615,040)	09/18/2013	(4,960,000)	(113,441)
MXN	BCLY	31,355,605	09/18/2013	2,390,000	53,416
MXN	BCLY	(62,799,660)	09/18/2013	(4,830,000)	(63,725)
MXN	BCLY	(125,226,440)	09/18/2013	(9,560,000)	(198,394)
MXN	BCLY	32,201,873	09/18/2013	2,485,000	24,363
MXN	BCLY	32,221,007	09/18/2013	2,485,000	25,854
MYR	BCLY	15,872,000	08/22/2013	4,960,000	(73,682)
NOK	CITI	43,855,072	09/18/2013	7,245,000	183,505
NOK	SG	58,909,578	09/18/2013	9,660,000	318,552
NOK	SG	(118,136,460)	09/18/2013	(19,480,000)	(530,851)
PLN	BNP	46,657,532	09/18/2013	14,610,000	(56,209)
PLN	CITI	1,671,912	09/18/2013	500,000	21,516
PLN	CITI	8,365,258	09/18/2013	2,500,000	109,358
PLN	CITI	9,978,708	09/18/2013	3,000,000	112,638
PLN	CITI	(8,366,560)	09/18/2013	(2,500,000)	(109,764)
PLN	CITI	(10,061,211)	09/18/2013	(3,000,000)	(138,373)
PLN	SG	16,398,264	09/18/2013	4,870,000	245,078
PLN	SG	(33,362,000)	09/18/2013	(10,000,000)	(406,542)
PLN	CITI	6,568,128	09/20/2013	2,000,000	48,545
PLN	CITI	(6,662,048)	09/20/2013	(2,000,000)	(77,838)
RUB	CITI	321,122,550	09/18/2013	9,660,000	2,035
RUB	NEG	80,161,130	09/18/2013	2,485,000	(73,087)
RUB	SG	332,900,000	09/18/2013	10,000,000	16,398
RUB	SG	646,176,720	09/18/2013	19,320,000	122,365
RUB	SG	(193,830,000)	09/18/2013	(5,964,000)	131,983
RUB	SG	(492,000,000)	09/18/2013	(15,000,000)	196,552
RUB	SG	(492,375,000)	09/18/2013	(15,000,000)	185,269
SEK	CITI	20,219,073	09/18/2013	3,000,000	98,585
SEK	CITI	(20,264,322)	09/18/2013	(3,000,000)	(105,519)
SGD	BOA	(348,284)	09/18/2013	(275,000)	935
SGD	SSB	15,574,738	09/18/2013	12,425,000	(169,225)
THB	NSC	231,689,040	09/18/2013	7,440,000	(58,641)
THB	SG	155,461,600	09/18/2013	4,970,000	(17,164)
THB	BCLY	(77,121,975)	09/20/2013	(2,485,000)	28,241
THB	JEF	76,538,000	09/20/2013	2,485,000	(46,844)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TRY	BCLY	(9,682,554)	09/18/2013	$(4,970,000)	$14,585
TRY	BCLY	(9,415,602)	09/18/2013	(4,830,000)	11,208
TRY	BCLY	9,786,427	09/18/2013	4,970,000	38,576
TRY	BNP	(13,991,857)	09/18/2013	(7,455,000)	294,135
TRY	BOA	(9,648,192)	09/18/2013	(4,960,000)	22,171
TRY	CITI	9,401,595	09/18/2013	4,830,000	(18,376)
TRY	CITI	(9,773,306)	09/18/2013	(4,970,000)	(31,861)
TRY	SG	9,563,400	09/18/2013	4,950,000	(55,567)
TRY	SG	9,506,970	09/18/2013	4,950,000	(84,447)
TRY	SG	(9,469,180)	09/18/2013	(4,780,000)	(66,213)
TRY	BNP	9,713,932	10/11/2013	4,960,000	(10,154)
TRY	BNP	9,713,808	10/11/2013	4,960,000	(10,218)
TRY	BNP	(19,432,751)	10/11/2013	(9,740,000)	(162,182)
TRY	NEG	(44,416)	10/11/2013	(22,824)	192
ZAR	BCLY	24,704,713	09/18/2013	2,390,000	96,717
ZAR	BCLY	(25,128,320)	09/18/2013	(2,485,000)	(44,356)
ZAR	BCLY	(25,881,772)	09/18/2013	(2,485,000)	(120,197)
ZAR	CITI	(21,150,516)	09/18/2013	(2,115,000)	(13,960)
ZAR	CITI	(25,723,229)	09/18/2013	(2,485,000)	(104,238)
ZAR	CITI	(25,764,480)	09/18/2013	(2,485,000)	(108,391)
ZAR	CITI	(25,671,293)	09/18/2013	(2,485,000)	(99,011)
ZAR	SG	63,429,591	09/18/2013	6,214,000	170,670
ZAR	SG	24,398,315	09/18/2013	2,390,000	65,876
ZAR	SG	(60,079,800)	09/18/2013	(6,000,000)	(47,488)
ZAR	SG	45,387,531	09/18/2013	4,473,000	95,600

					$(1,263,711)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (A)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
RON	HSBC	11,398,695	08/12/2013	$3,339,494	$90,377
EUR	HSBC	(2,485,000)	08/12/2013	(3,339,494)	33,436
EUR	HSBC	2,485,000	08/12/2013	3,304,926	1,133
RON	HSBC	(11,211,078)	08/12/2013	(3,304,926)	(68,491)
MXN	CITI	84,406,285	09/18/2013	6,655,440	(77,997)
EUR	CITI	(4,970,000)	09/18/2013	(6,655,440)	42,488
NOK	BNP	38,340,119	09/18/2013	6,696,321	(201,980)
EUR	BNP	(5,000,000)	09/18/2013	(6,696,321)	43,452
PLN	BNP	29,340,000	09/18/2013	9,260,633	(108,665)
CZK	BNP	(177,173,962)	09/18/2013	(9,260,633)	175,142
NOK	BNP	35,000,000	09/18/2013	6,112,950	(184,384)
SEK	BNP	(39,378,455)	09/18/2013	(6,112,950)	78,178
CZK	BNP	31,470,928	09/18/2013	1,640,213	(26,382)
EUR	BNP	(1,222,500)	09/18/2013	(1,640,213)	13,586
EUR	SG	4,870,000	09/18/2013	6,357,055	122,839
PLN	SG	(21,180,848)	09/18/2013	(6,357,055)	(249,844)
EUR	SG	5,000,000	09/18/2013	6,569,750	83,119
NOK	SG	(39,385,000)	09/18/2013	(6,569,750)	(101,581)
CZK	BCLY	182,580,000	09/18/2013	9,250,998	111,715
PLN	BCLY	(30,000,000)	09/18/2013	(9,250,998)	(106,843)
MXN	SG	41,132,025	09/18/2013	3,258,460	(53,206)
EUR	SG	(2,475,000)	09/18/2013	(3,258,460)	(34,711)
MXN	SG	41,422,838	09/18/2013	3,281,498	(53,582)
EUR	SG	(2,475,000)	09/18/2013	(3,281,498)	(11,672)

					$(483,873)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Cash in the amount of $8,350,000 has been segregated by the custodian with the broker as collateral for open options, swap and/or forward foreign currency contracts.
(B)	Percentage rounds to less than 0.1%.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $100,651,244. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $333,153 and $1,159,049, respectively. Net unrealized depreciation for tax purposes is $825,896.
(E)	Cash in the amount of $1,137,020 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

DEFINITIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CDI	Credit Default Index
CITI	Citigroup, Inc.
HSBC	HSBC Bank USA
JEF	Jefferies LLC
NEG	Newedge Group
NSC	Nomura Securities Co., Ltd.
OTC	Over the Counter
SAXO	Saxo Bank
SG	Societe Generale
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Purchased Foreign Exchange Options	$—	$2,006,023	$—	$2,006,023
Repurchase Agreement	—	97,819,325	—	97,819,325

Total Investment Securities	$—	$99,825,348	$—	$99,825,348

Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (G)	$—	$795,465	$—	$795,465
Forward Foreign Currency Contracts (G)	—	12,087,560	—	12,087,560
Futures Contracts (G)	96,110	—	—	96,110
Interest Rate Swap Agreements (G)	—	267,650	—	267,650

Total Derivative Financial Instruments	$96,110	$13,150,675	$—	$13,246,785

Other Assets (H)
Cash on Deposit with Broker	$9,487,819	$—	$—	$9,487,819
Foreign Currency	142	—	—	142

Total Other Assets	$9,487,961	$—	$—	$9,487,961

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (G)	$—	$(1,279,338)	$—	$(1,279,338)
Forward Foreign Currency Contracts (G)	—	(13,351,271)	—	(13,351,271)
Futures Contracts (G)	(357,443)	—	—	(357,443)
Interest Rate Swap Agreements (G)	—	(279,610)	—	(279,610)
Written Foreign Exchange Options	—	(955,663)	—	(955,663)

Total Derivative Financial Instruments	$(357,443)	$(15,865,882)	$—	$(16,223,325)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 7.2%
Dexus Property Group - REIT	1,637,748	$ 1,545,694
Federation Centres - REIT	476,427	1,002,073
Goodman Group - REIT (A)	398,049	1,688,751
Investa Office Fund - REIT (A)	122,100	323,761
Mirvac Group - REIT	978,228	1,442,019
Westfield Group - REIT	246,302	2,483,979
Westfield Retail Trust - REIT (A)	720,779	1,950,095
Brazil - 0.1%
Sonae Sierra Brasil SA	10,900	110,130
Canada - 1.0%
Boardwalk Real Estate Investment Trust - REIT	13,000	729,296
Calloway Real Estate Investment Trust - REIT	12,800	314,922
RioCan Real Estate Investment Trust - REIT	18,500	438,409
France - 2.3%
Fonciere Des Regions - REIT	5,397	441,994
ICADE - REIT	10,944	987,561
Klepierre - REIT	40,360	1,749,852
Mercialys SA - REIT	7,510	146,967
Societe Immobiliere de Location pour l’Industrie et le Commerce - REIT (B)	1	99
Germany - 0.7%
GSW Immobilien AG	7,273	294,333
LEG Immobilien AG (B)	14,900	749,279
Hong Kong - 6.9%
Cheung Kong Holdings, Ltd.	125,090	1,756,447
China Overseas Land & Investment, Ltd. (A)	155,300	446,540
Hang Lung Properties, Ltd.	91,748	298,114
Kerry Properties, Ltd.	106,000	436,678
Link - REIT	388,300	1,900,044
Sino Land Co., Ltd.	612,528	865,608
Sun Hung Kai Properties, Ltd.	154,845	2,070,430
Swire Properties, Ltd.	290,000	852,545
Wharf Holdings, Ltd.	149,405	1,285,882
Japan - 17.3%
Advance Residence Investment Corp. - Class A REIT (A)	145	293,376
Daito Trust Construction Co., Ltd.	13,400	1,226,269
Daiwa House Industry Co., Ltd.	55,800	1,027,550
Hulic Co., Ltd. (A)	60,700	728,450
Japan Real Estate Investment Corp. - REIT (A)	217	2,296,109
Japan Retail Fund Investment Corp. - Class A REIT (A)	879	1,732,683
Kenedix Realty Investment Corp. - Class A REIT (A)	110	438,157
Mitsubishi Estate Co., Ltd.	227,636	5,791,454
Mitsui Fudosan Co., Ltd.	175,746	5,318,511
Nippon Building Fund, Inc. - REIT (A)	90	980,799
Nippon ProLogis REIT, Inc.	35	303,850
Sumitomo Realty & Development Co., Ltd.	74,100	3,106,736
Tokyo Tatemono Co., Ltd.	120,500	1,003,038
United Urban Investment Corp. - Class A REIT (A)	571	710,324
Netherlands - 3.3%
Eurocommercial Properties NV - REIT	11,538	438,768
Unibail-Rodamco SE - REIT	17,795	4,312,141

	Shares	Value
COMMON STOCKS (continued)
Singapore - 6.0%
Ascendas Real Estate Investment Trust - REIT	241,000	$ 436,165
CapitaCommercial Trust - REIT (A)	1,246,000	1,377,527
CapitaLand, Ltd.	465,950	1,184,261
CapitaMall Trust - REIT	650,114	1,038,463
Frasers Centrepoint Trust - REIT	124,100	187,490
Global Logistic Properties, Ltd. - Class L	786,200	1,756,941
Hongkong Land Holdings, Ltd.	237,797	1,609,886
Keppel Land, Ltd.	102,000	296,164
Mapletree Greater China Commercial Trust - REIT (A) (B)	992,000	733,745
Sweden - 0.7%
Castellum AB	50,898	726,205
Hufvudstaden AB - Class A	22,980	291,739
Switzerland - 0.5%
PSP Swiss Property AG (B)	7,450	656,489
United Kingdom - 5.4%
British Land Co., PLC - REIT	95,616	869,099
Derwent London PLC - REIT	32,239	1,182,441
Great Portland Estates PLC - REIT	154,860	1,309,830
Hammerson PLC - REIT	164,672	1,326,436
Land Securities Group PLC - REIT	193,423	2,792,383
Safestore Holdings PLC - REIT	164,200	335,342
United States - 48.0%
AvalonBay Communities, Inc. - REIT	14,925	2,019,950
BioMed Realty Trust, Inc. - Basis B REIT (A)	55,800	1,152,828
Boston Properties, Inc. - REIT	28,200	3,015,990
Brandywine Realty Trust - REIT	52,000	724,880
BRE Properties, Inc. - REIT	28,300	1,501,598
Campus Crest Communities, Inc. - REIT	27,800	315,530
CBL & Associates Properties, Inc. - REIT	12,500	284,625
CommonWealth - REIT (A)	19,300	445,251
DDR Corp. - REIT (A)	93,700	1,600,396
Douglas Emmett, Inc. - REIT	51,500	1,288,015
Duke Realty Corp. - REIT	104,300	1,717,821
Equity Residential - REIT	53,200	2,979,200
Essex Property Trust, Inc. - REIT	3,600	580,644
Federal Realty Investment Trust - REIT	4,200	442,386
General Growth Properties, Inc. - REIT	138,090	2,863,987
HCP, Inc. - REIT	45,400	1,991,698
Health Care REIT, Inc.	51,300	3,308,337
Healthcare Realty Trust, Inc. - REIT	16,000	411,360
Healthcare Trust of America, Inc. - Class A REIT	26,700	292,365
Highwoods Properties, Inc. - REIT	23,700	859,836
Host Hotels & Resorts, Inc. - REIT (A)	220,377	3,935,933
Kilroy Realty Corp. - REIT	35,600	1,863,304
Kimco Realty Corp. - REIT	103,600	2,336,180
Lexington Realty Trust - REIT	45,900	575,586
Liberty Property Trust - Series C REIT	48,800	1,864,648
Macerich Co. - Class A REIT	43,907	2,724,429
Pebblebrook Hotel Trust - REIT (A)	23,100	615,615
Post Properties, Inc. - REIT	30,600	1,423,512
ProLogis, Inc. - Class A REIT	86,113	3,303,295
Public Storage - REIT	14,700	2,340,534
Ramco-Gershenson Properties Trust - REIT	18,600	288,114

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Senior Housing Properties Trust - REIT	38,800	$ 975,820
Simon Property Group, Inc. - REIT	35,963	5,756,238
SL Green Realty Corp. - REIT	31,900	2,891,735
Starwood Hotels & Resorts Worldwide, Inc.	11,200	740,880
Strategic Hotels & Resorts, Inc. - REIT (B)	62,500	553,750
Sunstone Hotel Investors, Inc. - REIT (B)	45,000	582,300
Tanger Factory Outlet Centers - REIT	12,910	418,671
Taubman Centers, Inc. - REIT	13,700	1,003,114
UDR, Inc. - REIT	92,083	2,305,758
Ventas, Inc. - REIT	27,835	1,829,873
Vornado Realty Trust - Class A REIT	26,937	2,284,527
Weyerhaeuser Co. - REIT	31,400	891,760

Total Common Stocks (cost $107,096,333)		143,432,596

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	7,471,226	7,471,226

Total Securities Lending Collateral (cost $7,471,226)		7,471,226

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $514,288 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $526,769.	$ 514,288	514,288

Total Repurchase Agreement (cost $514,288)		514,288

Total Investment Securities (cost $115,081,847) (D)		151,418,110
Other Assets and Liabilities - Net		(7,073,972)

Net Assets		$ 144,344,138

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	71.6%	$108,466,695
Real Estate Management & Development	22.6	34,225,021
Hotels, Restaurants & Leisure	0.5	740,880

Investment Securities, at Value	94.7	143,432,596
Short-Term Investments	5.3	7,985,514

Total Investments	100.0%	$151,418,110

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $7,121,419. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $115,081,847. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $37,242,495 and $906,232, respectively. Net unrealized appreciation for tax purposes is $36,336,263.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$70,895,030	$72,537,566	$—	$143,432,596
Securities Lending Collateral	7,471,226	—	—	7,471,226
Repurchase Agreement	—	514,288	—	514,288

Total Investment Securities	$78,366,256	$73,051,854	$—	$151,418,110

Other Assets (F)
Foreign Currency	$53,600	$—	$—	$53,600

Total Other Assets	$53,600	$—	$—	$53,600

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(7,471,226)	$—	$(7,471,226)

Total Other Liabilities	$—	$(7,471,226)	$—	$(7,471,226)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 6.4%
Boeing Co.	113,464	$ 11,925,066
Precision Castparts Corp.	48,895	10,840,999
Rolls-Royce Holdings PLC (A)	179,910	3,215,836
United Technologies Corp.	88,422	9,334,711
Beverages - 1.6%
Diageo PLC	200,398	6,261,732
Monster Beverage Corp. (A)	48,138	2,935,937
Biotechnology - 9.1%
Alexion Pharmaceuticals, Inc. (A)	80,139	9,314,556
Biogen IDEC, Inc. (A)	55,235	12,048,411
Celgene Corp. (A)	48,662	7,146,501
Gilead Sciences, Inc. (A)	195,662	12,023,430
Vertex Pharmaceuticals, Inc. (A)	128,828	10,280,474
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	51,437	8,437,211
Morgan Stanley	245,520	6,680,599
Chemicals - 2.5%
Monsanto Co.	139,140	13,744,249
Computers & Peripherals - 5.0%
Apple, Inc.	48,139	21,782,898
EMC Corp.	225,189	5,888,692
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (A)	97,921	5,219,189
Schlumberger, Ltd.	36,518	2,970,009
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	101,158	11,864,822
Whole Foods Market, Inc.	175,864	9,774,521
Food Products - 1.6%
Mondelez International, Inc. - Class A	282,619	8,837,496
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	211,992	7,765,267
Essilor International SA - ADR	58,602	3,272,336
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (A)	92,476	6,061,802
UnitedHealth Group, Inc.	86,254	6,283,604
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. - Class A (A)	15,100	6,225,277
Dunkin’ Brands Group, Inc.	156,560	6,763,392
Starbucks Corp.	101,813	7,253,158
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (A)	68,015	20,487,478
NetFlix, Inc. (A)	17,726	4,329,044
priceline.com, Inc. (A)	17,134	15,003,730
Internet Software & Services - 9.9%
eBay, Inc. (A)	139,094	7,189,769
Facebook, Inc. - Class A (A)	250,778	9,236,154
Google, Inc. - Class A (A)	26,214	23,267,546
LinkedIn Corp. - Class A (A)	57,329	11,683,077
Rackspace Hosting, Inc. (A) (B)	76,153	3,448,969
IT Services - 6.0%
Mastercard, Inc. - Class A	34,761	21,225,414
Visa, Inc. - Class A	67,923	12,023,050
Life Sciences Tools & Services - 1.4%
Illumina, Inc. (A) (B)	95,604	7,631,111

	Shares	Value
COMMON STOCKS (continued)
Media - 3.0%
Discovery Communications, Inc. - Series A (A)	70,056	$ 5,584,865
Walt Disney Co. - Class A	172,322	11,140,617
Oil, Gas & Consumable Fuels - 2.7%
Concho Resources, Inc. (A)	73,368	6,580,376
Enbridge, Inc.	61,817	2,747,766
EOG Resources, Inc.	40,266	5,858,300
Personal Products - 1.8%
Estee Lauder Cos., Inc. - Class A	151,832	9,967,771
Pharmaceuticals - 4.8%
Allergan, Inc.	67,924	6,189,235
Bristol-Myers Squibb Co.	115,553	4,996,512
Novo Nordisk A/S - ADR	58,496	9,881,144
Perrigo Co.	43,495	5,410,343
Real Estate Investment Trusts - 0.9%
American Tower Corp. - Class A	68,504	4,849,398
Road & Rail - 3.4%
Canadian Pacific Railway, Ltd.	41,953	5,155,185
Kansas City Southern	34,975	3,768,556
Union Pacific Corp.	61,911	9,818,465
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC - ADR	163,988	6,584,118
Avago Technologies, Ltd. - Class A	90,149	3,306,665
Broadcom Corp. - Class A	11,671	321,770
Software - 6.2%
Red Hat, Inc. (A)	170,987	8,851,997
Salesforce.com, Inc. (A)	224,510	9,822,312
Splunk, Inc. (A)	96,558	4,828,866
Tableau Software Inc - Class A (A)	1,885	104,429
VMware, Inc. - Class A (A)	84,654	6,957,712
Workday, Inc. - Class A (A)	59,624	4,071,723
Specialty Retail - 4.2%
Inditex SA	76,851	10,244,319
TJX Cos., Inc.	248,737	12,944,274
Textiles, Apparel & Luxury Goods - 3.9%
Lululemon Athletica, Inc. (A) (B)	41,858	2,912,061
NIKE, Inc. - Class B	168,143	10,579,558
Ralph Lauren Corp. - Class A	43,690	7,954,201
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (A)	44,358	3,116,150

Total Common Stocks (cost $351,545,570)		554,226,205

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	14,142,733	14,142,733

Total Securities Lending Collateral (cost $14,142,733)		14,142,733

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $1,686,682 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $1,720,662.

$ 1,686,681	$ 1,686,681

Total Repurchase Agreement (cost $1,686,681)	1,686,681

Total Investment Securities (cost $367,374,984) (D)	570,055,619
Other Assets and Liabilities - Net	(15,303,815)

Net Assets	$ 554,751,804

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $13,852,093. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $367,374,984. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $202,917,241 and $236,606, respectively. Net unrealized appreciation for tax purposes is $202,680,635.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$534,504,318	$19,721,887	$—	$554,226,205
Securities Lending Collateral	14,142,733	—	—	14,142,733
Repurchase Agreement	—	1,686,681	—	1,686,681

Total Investment Securities	$548,647,051	$21,408,568	$—	$570,055,619

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(14,142,733)	$—	$(14,142,733)

Total Other Liabilities	$—	$(14,142,733)	$—	$(14,142,733)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place (A) (B) (C) (D)	666,891	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc. (A) (B) (C) (D)	34,602	378,200

Total Convertible Preferred Stocks (cost $1,980,343)		378,200

PREFERRED STOCKS - 0.2%
Automobiles - 0.0%
Better Place - Series C (A) (B) (C) (D)	581,653	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc. (A) (B) (C) (D)	50,890	99,235
Software - 0.2%
Palantir Technologies, Inc. - Series G (A) (B) (C) (D)	355,382	995,070

Total Preferred Stocks (cost $5,403,518)		1,094,305

COMMON STOCKS - 96.5%
Automobiles - 2.1%
Tesla Motors, Inc. (D) (F)	112,662	15,128,253
Beverages - 1.6%
Monster Beverage Corp. (D)	188,348	11,487,345
Biotechnology - 0.7%
Ironwood Pharmaceuticals, Inc. - Class A (D) (F)	398,285	4,875,008
Chemicals - 2.4%
Rockwood Holdings, Inc.	245,479	16,626,293
Commercial Services & Supplies - 6.3%
Covanta Holding Corp.	501,274	10,431,512
Edenred	722,134	23,138,239
Stericycle, Inc. (D) (F)	92,843	10,764,217
Communications Equipment - 3.0%
Motorola Solutions, Inc.	388,828	21,319,439
Construction Materials - 2.2%
Martin Marietta Materials, Inc. (F)	152,850	15,223,860
Diversified Financial Services - 5.6%
IntercontinentalExchange, Inc. (D)	64,003	11,677,347
McGraw-Hill Cos., Inc.	183,737	11,365,971
MSCI, Inc. - Class A (D)	477,436	16,734,132
Electric Utilities - 1.4%
Brookfield Infrastructure Partners, LP	264,890	9,875,099
Electrical Equipment - 1.7%
First Solar, Inc. (D) (F)	250,049	12,312,413
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	62,449	3,470,915
Food Products - 4.7%
McCormick & Co., Inc. (F)	245,767	17,599,375
Mead Johnson Nutrition Co. - Class A	208,882	15,214,965
Health Care Equipment & Supplies - 1.5%
Intuitive Surgical, Inc. (D)	26,321	10,212,548
Health Care Providers & Services - 0.7%
Qualicorp SA (D)	701,860	5,137,775
Health Care Technology - 3.2%
athenahealth, Inc. (D) (F)	198,250	22,194,088
Hotels, Restaurants & Leisure - 4.7%
Dunkin’ Brands Group, Inc.	259,749	11,221,157
Panera Bread Co. - Class A (D)	92,078	15,381,630
Wyndham Worldwide Corp.	106,279	6,621,181

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.7%
Arch Capital Group, Ltd. (D) (F)	311,643	$ 16,875,468
Progressive Corp.	626,701	16,300,493
Internet & Catalog Retail - 3.6%
Groupon, Inc. - Class A (D)	1,794,407	15,898,446
TripAdvisor, Inc. (D) (F)	126,037	9,455,296
Internet Software & Services - 13.3%
Akamai Technologies, Inc. (D)	424,831	20,052,023
Dropbox, Inc. (A) (B) (C) (D)	327,298	3,577,367
LinkedIn Corp. - Class A (D)	86,546	17,637,210
Mail.ru Group, Ltd. - GDR, Reg S	117,781	3,763,103
MercadoLibre, Inc. (F)	55,477	6,514,664
Qihoo 360 Technology Co., Ltd. - ADR (D)	171,888	11,183,033
SINA Corp. (D)	56,167	3,873,838
Yandex NV - Class A (D)	570,665	18,546,613
Youku Tudou, Inc. - ADR (D)	390,612	8,663,774
IT Services - 2.7%
Gartner, Inc. (D)	315,283	18,920,133
Life Sciences Tools & Services - 4.1%
Illumina, Inc. (D) (F)	364,659	29,107,081
Machinery - 1.6%
3D Systems Corp. (D) (F)	94,630	4,469,375
Colfax Corp. (D)	131,799	6,994,573
Media - 2.0%
Aimia, Inc. (F)	473,197	7,154,853
Charter Communications, Inc. - Class A (D)	28,041	3,525,875
Liberty Media Corp. - Class A (D)	25,098	3,607,336
Multiline Retail - 2.5%
Dollar Tree, Inc. (D)	332,366	17,831,436
Oil, Gas & Consumable Fuels - 2.8%
Range Resources Corp.	199,595	15,787,965
Ultra Petroleum Corp. (D) (F)	165,034	3,572,986
Professional Services - 5.1%
IHS, Inc. - Class A (D)	149,709	16,435,054
Intertek Group PLC	183,248	8,432,674
Verisk Analytics, Inc. - Class A (D)	171,451	11,034,586
Software - 8.4%
Salesforce.com, Inc. (D)	393,932	17,234,525
ServiceNow, Inc. (D)	94,630	4,123,975
Solera Holdings, Inc.	381,269	21,698,019
Splunk, Inc. (D)	95,494	4,775,655
Workday, Inc. - Class A (D)	104,805	7,157,134
Zynga, Inc. - Class A (D) (F)	1,322,135	3,939,962
Specialty Retail - 1.0%
Sally Beauty Holdings, Inc. (D)	111,038	3,387,769
Ulta Salon Cosmetics & Fragrance, Inc. (D)	36,569	3,689,812
Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc.	235,264	16,779,028

Total Common Stocks (cost $530,010,560)		680,013,896

SECURITIES LENDING COLLATERAL - 15.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (G)	109,936,043	109,936,043

Total Securities Lending Collateral (cost $109,936,043)		109,936,043

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.3%

State Street Bank & Trust Co. 0.03% (G), dated 07/31/2013, to be repurchased at $23,567,308 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 5.50%, due 12/15/2017 - 10/20/2027, and with a total value of $24,039,777.

	$ 23,567,288	$ 23,567,288

Total Repurchase Agreement (cost $23,567,288)		23,567,288

Total Investment Securities (cost $670,897,752) (H)		814,989,732
Other Assets and Liabilities - Net		(110,603,636)

Net Assets		$ 704,386,096

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $5,049,872, or 0.72% of the fund’s net assets.
(B)	Illiquid. Total aggregate market value of illiquid securities is $5,049,872, or 0.72% of the fund’s net assets.
(C)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667,226	$0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313,117	378,200	0.05
Preferred Stocks	Better Place - Series C	11/11/2011	2,640,705	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	99,235	0.02
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,087,469	995,070	0.14
Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	3,577,367	0.51

			$10,345,613	$5,049,872	0.72%

(D)	Non-income producing security.
(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $107,282,384. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rate shown reflects the yield at July 31, 2013.
(H)	Aggregate cost for federal income tax purposes is $670,897,752. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $173,700,067 and $29,608,087, respectively. Net unrealized appreciation for tax purposes is $144,091,980.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	378,200	378,200
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	99,235	99,235
Software	—	—	995,070	995,070
Common Stocks
Automobiles	15,128,253	—	—	15,128,253
Beverages	11,487,345	—	—	11,487,345
Biotechnology	4,875,008	—	—	4,875,008
Chemicals	16,626,293	—	—	16,626,293
Commercial Services & Supplies	21,195,729	23,138,239	—	44,333,968
Communications Equipment	21,319,439	—	—	21,319,439
Construction Materials	15,223,860	—	—	15,223,860
Diversified Financial Services	39,777,450	—	—	39,777,450
Electric Utilities	9,875,099	—	—	9,875,099
Electrical Equipment	12,312,413	—	—	12,312,413
Food & Staples Retailing	3,470,915	—	—	3,470,915
Food Products	32,814,340	—	—	32,814,340
Health Care Equipment & Supplies	10,212,548	—	—	10,212,548
Health Care Providers & Services	5,137,775	—	—	5,137,775
Health Care Technology	22,194,088	—	—	22,194,088
Hotels, Restaurants & Leisure	33,223,968	—	—	33,223,968
Insurance	33,175,961	—	—	33,175,961
Internet & Catalog Retail	25,353,742	—	—	25,353,742
Internet Software & Services	86,471,155	3,763,103	3,577,367	93,811,625
IT Services	18,920,133	—	—	18,920,133
Life Sciences Tools & Services	29,107,081	—	—	29,107,081
Machinery	11,463,948	—	—	11,463,948
Media	14,288,064	—	—	14,288,064
Multiline Retail	17,831,436	—	—	17,831,436
Oil, Gas & Consumable Fuels	19,360,951	—	—	19,360,951
Professional Services	27,469,640	8,432,674	—	35,902,314
Software	58,929,270	—	—	58,929,270
Specialty Retail	7,077,581	—	—	7,077,581
Textiles, Apparel & Luxury Goods	16,779,028	—	—	16,779,028
Securities Lending Collateral	109,936,043	—	—	109,936,043
Repurchase Agreement	—	23,567,288	—	23,567,288

Total Investment Securities	$751,038,556	$58,901,304	$5,049,872	$814,989,732

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$—	$(109,936,043)	$—	$(109,936,043)

Total Other Liabilities	$—	$(109,936,043)	$—	$(109,936,043)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (L)
Convertible Preferred Stocks	$379,806	$—	$—	$—	$—	$(1,606)	$—	$—	$378,200	$(1,606)
Preferred Stocks	4,586,348	—	(937,005)	—	—	(2,555,038)	—	—	1,094,305	(407,559)
Common Stocks	2,961,752	—	—	—	—	615,615	—	—	3,577,367	615,615

Total	$7,927,906	$—	$(937,005)	$—	$—	$(1,941,029)	$—	$—	$5,049,872	$206,450

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Total aggregate market value of Level 3 securities is 0.72% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table below.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at July 31, 2013	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stock	$3,577,367	Market Transaction Method	Price of Tender Offer	$11.50		$11.50		$11.50		Increase
			Discount	5.0%		5.0%		5.0%		Decrease
		Market Comparable Companies	Enterprise Value / Revenue	8.0	x	15.4	x	12.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Convertible Preferred Stocks	$378,200	Market Transaction Method	Price of Tender Offer	$11.50		$11.50		$11.50		Increase
			Discount	5.0%		5.0%		5.0%		Decrease
		Market Comparable Companies	Enterprise Value / Revenue	8.0	x	15.4	x	12.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Preferred Stocks	$1,094,305	Asset Approach	Net Tangible Assets	$0.13		$0.13		$0.13		Increase
		Market Comparable Companies	Enterprise Value / Revenue	0.6	x	18.7	x	11.43	x	Increase
			Discount for Lack of Marketability	10.0%		15.0%		14.4%		Decrease
		Merger & Acquisition Transaction	Sale / Merger Scenario	$9.65		$9.65		$9.65		Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		28.5%		18.4%		Decrease
			Perpetual Growth Rate	2.0%		6.0%		2.9%		Increase

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Commercial Banks - 0.9%
Goldman Sachs Capital II
4.00%, 09/03/2013 (A) (B)	$ 8,225,000	$ 6,487,469

Total Preferred Corporate Debt Security (cost $5,837,564)		6,487,469

CORPORATE DEBT SECURITIES - 91.7%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A (C)	630,000	644,175
7.50%, 03/15/2018 - 144A	450,000	508,500
7.75%, 03/15/2020 - 144A (C)	1,300,000	1,485,250
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	920,000	989,000
7.50%, 10/01/2017 (C)	1,945,000	2,034,956
Triumph Group, Inc.
8.63%, 07/15/2018 (C)	2,965,000	3,224,438
Airlines - 2.3%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	1,150,000	1,135,625
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018 (C)	1,849,000	1,876,735
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	1,080,000	1,085,400
6.90%, 10/19/2023	3,143,491	3,293,121
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 07/02/2017	1,180,000	1,215,400
6.75%, 05/23/2017	1,325,000	1,384,625
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	507,000	494,325
6.25%, 10/22/2024	1,741,767	1,859,336
6.75%, 12/03/2022	150,000	156,000
9.13%, 10/01/2015	1,841,602	1,929,078
United Continental Holdings, Inc.
6.38%, 06/01/2018 (C)	375,000	378,750
US Airways Group, Inc.
6.13%, 06/01/2018	2,000,000	1,915,000
Auto Components - 0.6%
Affinia Group, Inc.
7.75%, 05/01/2021 - 144A	190,000	195,700
Dana Holding Corp.
5.38%, 09/15/2021	800,000	802,000
6.00%, 09/15/2023	650,000	651,625
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021 (C)	2,238,000	2,341,508
Automobiles - 1.1%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	2,518,000	2,747,768
8.25%, 06/15/2021 (C)	820,000	912,250
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A (C)	2,465,000	2,415,700
8.13%, 05/15/2021 - 144A (C)	1,660,000	1,838,450
Beverages - 0.7%
Constellation Brands, Inc.
3.75%, 05/01/2021 (C)	800,000	748,000
4.25%, 05/01/2023	1,750,000	1,649,375
Cott Beverages, Inc.
8.13%, 09/01/2018	2,520,000	2,721,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 1.5%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (C)	$ 2,161,000	$ 2,331,179
9.13%, 11/01/2017 - 144A	407,000	439,051
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A	367,000	370,670
Euramax International, Inc.
9.50%, 04/01/2016 (C)	3,804,000	3,575,760
Ply Gem Industries, Inc.
8.25%, 02/15/2018 (C)	3,027,000	3,261,593
9.38%, 04/15/2017 (C)	798,000	851,865
Chemicals - 2.1%
Hexion US Finance Corp.
6.63%, 04/15/2020 - 144A (C)	1,930,000	1,973,425
6.63%, 04/15/2020 (C)	1,050,000	1,073,625
Huntsman International LLC
8.63%, 03/15/2020	1,600,000	1,792,000
8.63%, 03/15/2021 (C)	1,790,000	2,018,225
Momentive Performance Materials, Inc.
8.88%, 10/15/2020 (C)	3,850,000	4,100,250
NOVA Chemicals Corp.
5.25%, 08/01/2023 - 144A (C)	1,220,000	1,220,000
8.63%, 11/01/2019	2,650,000	2,928,250
Commercial Banks - 0.8%
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,533,750
5.00%, 05/15/2017	450,000	474,750
5.25%, 03/15/2018	583,000	619,437
5.50%, 02/15/2019 - 144A	50,000	52,438
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022 (C)	3,103,000	2,998,184
UBS AG (Escrow Shares)
5.75%, 08/15/2017	4,970,000	198,800
Commercial Services & Supplies - 2.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019	1,010,000	1,103,425
Ceridian Corp.
8.88%, 07/15/2019 - 144A	5,251,000	5,946,757
11.25%, 11/15/2015 (C)	3,516,000	3,577,530
12.25%, 11/15/2015 (D)	81,125	82,748
Hertz Corp.
5.88%, 10/15/2020	663,000	699,465
6.75%, 04/15/2019 (C)	2,110,000	2,273,525
United Rentals North America, Inc.
6.13%, 06/15/2023	700,000	727,125
7.38%, 05/15/2020	2,634,000	2,903,985
8.25%, 02/01/2021	850,000	949,875
Construction & Engineering - 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	699,000	711,233
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.13%, 07/01/2022 - 144A	972,000	993,870
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	1,240,000	1,336,100
7.50%, 05/15/2016	85,000	90,525
8.63%, 01/15/2017	1,146,000	1,219,057
9.13%, 11/15/2020 - 144A	4,186,000	4,594,135
Consumer Finance - 2.3%
Ally Financial, Inc.
6.75%, 12/01/2014	1,250,000	1,321,875
7.50%, 09/15/2020	1,600,000	1,858,000

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Springleaf Finance Corp.
6.00%, 06/01/2020 - 144A (C)	$ 4,000,000	$ 3,690,000
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017 (C)	150,000	150,000
6.90%, 12/15/2017	9,565,000	9,612,825
Containers & Packaging - 2.5%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
4.88%, 11/15/2022 - 144A	405,000	393,862
Ball Corp.
4.00%, 11/15/2023 (C)	4,420,000	4,044,300
Graphic Packaging International, Inc.
4.75%, 04/15/2021 (C)	680,000	657,900
7.88%, 10/01/2018	3,150,000	3,425,625
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	3,110,000	3,172,200
Sealed Air Corp.
5.25%, 04/01/2023 - 144A	1,100,000	1,069,750
8.13%, 09/15/2019 - 144A	2,340,000	2,609,100
8.38%, 09/15/2021 - 144A	925,000	1,049,875
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	1,630,000	1,817,450
Diversified Consumer Services - 0.6%
Service Corp., International
6.75%, 04/01/2015 - 04/01/2016	860,000	926,200
7.00%, 06/15/2017 - 05/15/2019	2,800,000	3,052,250
Diversified Financial Services - 3.6%
Bank of America Corp.
8.00%, 01/30/2018 (A) (B)	3,793,000	4,200,747
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (C)	4,757,000	4,590,505
5.95%, 01/30/2023 (A) (B) (C)	144,000	139,680
General Motors Financial Co., Inc.
3.25%, 05/15/2018 - 144A	938,000	916,895
4.75%, 08/15/2017 - 144A (C)	1,884,000	1,975,845
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049 (E)	2,825,000	0
ING US, Inc.
5.65%, 05/15/2053 - 144A (A) (C)	2,978,000	2,799,320
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B)	3,912,000	3,628,380
7.90%, 04/30/2018 (A) (B)	3,650,000	4,060,625
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	985,000	997,313
9.50%, 10/15/2020 - 144A (C)	2,880,000	2,916,000
Diversified Telecommunication Services - 8.4%
CenturyLink, Inc.
5.63%, 04/01/2020	1,400,000	1,431,500
7.65%, 03/15/2042	7,482,000	7,070,490
Cincinnati Bell, Inc.
8.38%, 10/15/2020 (C)	2,944,000	3,105,920
Frontier Communications Corp.
7.63%, 04/15/2024	936,000	945,360
9.00%, 08/15/2031 (C)	9,012,000	8,831,760
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	3,028,000	3,217,250
7.63%, 06/15/2021	2,450,000	2,652,125
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 - 144A	1,926,000	1,848,960
8.50%, 11/01/2019	1,320,000	1,456,950
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (A) (C)	2,150,000	2,096,190
Level 3 Communications, Inc.
8.88%, 06/01/2019 (C)	300,000	323,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
8.13%, 07/01/2019	$ 6,665,000	$ 7,231,525
Lynx II Corp.
6.38%, 04/15/2023 - 144A (C)	3,375,000	3,463,594
Sprint Capital Corp.
8.75%, 03/15/2032	5,558,000	5,863,690
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	1,455,000	1,516,837
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	2,185,000	2,250,550
11.75%, 07/15/2017 - 144A (C)	500,000	527,500
Windstream Corp.
7.00%, 03/15/2019	2,947,000	2,991,205
7.50%, 04/01/2023 (C)	3,334,000	3,409,015
7.75%, 10/15/2020 (C)	441,000	469,665
Electric Utilities - 2.5%
Elwood Energy LLC
8.16%, 07/05/2026	4,367,105	4,618,214
Homer City Generation, LP
8.14%, 10/01/2019 (D)	2,995,391	3,115,207
8.73%, 10/01/2026 (D)	5,109,595	5,365,075
LSP Energy, LP (Escrow Shares)
7.16%, 01/15/2014 (E)	7,150,000	50
8.16%, 07/15/2025 (E)	750,000	505
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	5,214,000
Electronic Equipment & Instruments - 0.3%
Belden, Inc.
5.50%, 09/01/2022 - 144A	2,000,000	1,990,000
Energy Equipment & Services - 2.7%
El Paso LLC
7.25%, 06/01/2018	7,206,000	8,192,436
NuStar Logistics, LP
8.15%, 04/15/2018	5,710,000	6,443,193
Pacific Drilling SA
5.38%, 06/01/2020 - 144A	1,162,000	1,138,760
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023 - 144A	256,000	240,640
6.88%, 12/01/2018	3,336,000	3,602,880
Food & Staples Retailing - 0.9%
Rite Aid Corp.
6.75%, 06/15/2021 - 144A (C)	1,722,000	1,726,305
7.70%, 02/15/2027	2,355,000	2,396,213
10.25%, 10/15/2019	2,252,000	2,550,390
Food Products - 1.4%
ARAMARK Corp.
5.75%, 03/15/2020 - 144A	1,705,000	1,773,200
Dean Foods Co.
9.75%, 12/15/2018	4,764,000	5,413,095
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	514,000	549,980
Post Holdings, Inc.
7.38%, 02/15/2022	1,920,000	2,059,200
7.38%, 02/15/2022 - 144A	248,000	265,980
Gas Utilities - 0.2%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017 (C)	1,046,000	1,077,380
Health Care Equipment & Supplies - 1.5%
Accellent, Inc.
10.00%, 11/01/2017 (C)	1,159,000	1,077,870
Biomet, Inc.
6.50%, 08/01/2020	3,253,000	3,415,650
Hologic, Inc.
6.25%, 08/01/2020	2,897,000	3,067,199

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - (continued)
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	$ 635,000	$ 627,805
4.75%, 04/15/2023 - 144A	2,542,000	2,460,579
Health Care Providers & Services - 6.0%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	2,490,000	2,549,137
8.00%, 11/15/2019	9,726,000	10,273,087
DaVita HealthCare Partners, Inc.
6.38%, 11/01/2018	3,600,000	3,816,000
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	2,525,000	2,673,344
5.88%, 01/31/2022 - 144A	700,000	738,500
HCA Holdings, Inc.
6.25%, 02/15/2021	2,064,000	2,141,400
7.75%, 05/15/2021 (C)	2,888,000	3,140,700
HCA, Inc.
6.50%, 02/15/2020	1,300,000	1,431,625
7.50%, 02/15/2022	3,074,000	3,465,935
7.88%, 02/15/2020 (C)	2,750,000	2,985,469
HealthSouth Corp.
7.75%, 09/15/2022	4,699,000	5,074,920
LifePoint Hospitals, Inc.
6.63%, 10/01/2020	4,284,000	4,541,040
Hotels, Restaurants & Leisure - 7.3%
Ameristar Casinos, Inc.
7.50%, 04/15/2021	4,647,000	4,960,672
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	6,051,000	3,237,285
12.75%, 04/15/2018	6,500,000	4,046,250
Caesars Operating Escrow LLC / Caesars Escrow Corp.
9.00%, 02/15/2020 - 144A	1,112,000	1,039,720
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (D)	3,328,987	3,595,306
Felcor Lodging, LP
5.63%, 03/01/2023	1,515,000	1,477,125
Gibson Brands, Inc.
8.88%, 08/01/2018 - 144A	661,000	679,178
GWR Operating Partnership LLP
10.88%, 04/01/2017	4,265,000	4,771,469
Mashantucket Western Pequot Tribe
6.50%, 07/01/2036	2,873,480	409,471
MGM Resorts International
6.63%, 12/15/2021 (C)	1,687,000	1,779,785
6.75%, 10/01/2020 (C)	1,339,000	1,424,361
10.00%, 11/01/2016 (C)	3,575,000	4,272,125
11.38%, 03/01/2018	2,977,000	3,765,905
NCL Corp., Ltd.
5.00%, 02/15/2018 - 144A	579,000	577,553
PNK Finance Corp.
6.38%, 08/01/2021 - 144A (F)	542,000	546,065
Regal Cinemas Corp.
8.63%, 07/15/2019	3,525,000	3,824,625
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 (C)	745,000	834,400
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	1,000,000	1,070,000
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	2,971,000	3,275,527
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A (C)	3,487,000	3,643,915
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020 (C)	2,672,000	3,006,000
Household Durables - 4.2%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,949,000	2,100,047
7.25%, 02/01/2023 - 144A (C)	2,011,000	2,071,330
9.13%, 06/15/2018	3,391,000	3,611,415

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - (continued)
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	$ 1,733,000	$ 1,815,318
DR Horton, Inc.
4.75%, 02/15/2023	869,000	821,205
5.75%, 08/15/2023	1,650,000	1,650,000
Jarden Corp.
7.50%, 05/01/2017	1,262,000	1,408,708
7.50%, 01/15/2020 (C)	4,000,000	4,295,000
KB Home
7.25%, 06/15/2018	490,000	535,325
9.10%, 09/15/2017	3,666,000	4,197,570
Meritage Homes Corp.
7.15%, 04/15/2020	3,396,000	3,735,600
Standard Pacific Corp.
8.38%, 05/15/2018	610,000	706,075
8.38%, 01/15/2021 (C)	1,725,000	1,988,062
Tempur-Pedic International, Inc.
6.88%, 12/15/2020 - 144A (C)	1,310,000	1,388,600
Household Products - 1.9%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	758,037
6.88%, 02/15/2021	300,000	319,125
7.13%, 04/15/2019	8,204,000	8,757,770
Sun Products Corp.
7.75%, 03/15/2021 - 144A (C)	3,809,000	3,885,180
Independent Power Producers & Energy Traders - 2.0%
Calpine Corp.
7.50%, 02/15/2021	3,090,000	3,306,300
7.88%, 07/31/2020 - 144A	3,052,000	3,311,420
NRG Energy, Inc.
7.88%, 05/15/2021	4,740,000	5,214,000
8.25%, 09/01/2020 (C)	2,106,000	2,337,660
Insurance - 2.0%
Lincoln National Corp.
7.00%, 05/17/2066 (A) (C)	7,575,000	7,802,250
Prudential Financial, Inc.
5.20%, 03/15/2044 (A)	3,191,000	2,959,653
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	3,500,000	3,456,463
IT Services - 0.9%
SunGard Data Systems, Inc.
6.63%, 11/01/2019 (C)	1,000,000	1,037,500
7.63%, 11/15/2020 (C)	4,587,000	4,976,895
Unisys Corp.
6.25%, 08/15/2017	615,000	654,975
Media - 8.3%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	3,850,000	3,830,750
7.75%, 04/15/2018	5,512,000	6,132,100
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	1,900,000	1,738,500
5.75%, 09/01/2023 - 144A	1,436,000	1,349,840
5.75%, 01/15/2024 (C)	5,761,000	5,386,535
6.50%, 04/30/2021	800,000	822,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	3,030,000	3,128,475
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	6,503,000	6,760,165
7.63%, 03/15/2020 (C)	500,000	522,500
7.63%, 03/15/2020	3,166,000	3,340,130
Cogeco Cable, Inc.
4.88%, 05/01/2020 - 144A	257,000	253,788

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - (continued)
DISH DBS Corp.
4.63%, 07/15/2017 (C)	$ 3,026,000	$ 3,063,825
5.00%, 03/15/2023 (C)	1,889,000	1,770,937
5.88%, 07/15/2022	983,000	980,543
7.13%, 02/01/2016	1,000,000	1,095,000
7.75%, 05/31/2015	468,000	508,950
7.88%, 09/01/2019 (C)	1,700,000	1,933,750
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,510,000	1,585,500
ONO Finance II PLC
10.88%, 07/15/2019 - 144A	1,600,000	1,664,000
Regal Entertainment Group
5.75%, 06/15/2023 (C)	1,855,000	1,806,306
Sirius XM Radio, Inc.
5.75%, 08/01/2021 - 144A (F)	2,337,000	2,337,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
7.50%, 03/15/2019 - 144A	2,275,000	2,457,000
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	3,050,000	3,255,875
7.88%, 11/01/2020 - 144A	3,605,000	3,956,487
Metals & Mining - 0.3%
AK Steel Corp.
8.75%, 12/01/2018 - 144A (C)	2,200,000	2,332,000
Multiline Retail - 0.4%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	1,769,000	1,525,763
JC Penney Corp., Inc.
7.40%, 04/01/2037	1,885,000	1,460,875
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp.
6.13%, 02/15/2021 (C)	2,000,000	2,120,000
6.63%, 08/15/2020 (C)	2,035,000	2,207,975
CONSOL Energy, Inc.
6.38%, 03/01/2021 (C)	540,000	546,750
8.00%, 04/01/2017 (C)	750,000	799,688
8.25%, 04/01/2020	2,000,000	2,155,000
Continental Resources, Inc.
7.13%, 04/01/2021	650,000	724,750
8.25%, 10/01/2019	2,460,000	2,693,700
Energy Transfer Equity, LP
7.50%, 10/15/2020	6,054,000	6,818,317
Kodiak Oil & Gas Corp.
5.50%, 02/01/2022 - 144A	160,000	159,600
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	2,300,000	2,162,000
7.75%, 02/01/2021 (C)	1,740,000	1,757,400
8.63%, 04/15/2020	2,340,000	2,433,600
Newfield Exploration Co.
5.63%, 07/01/2024	677,000	677,000
6.88%, 02/01/2020 (C)	1,238,000	1,318,470
7.13%, 05/15/2018 (C)	295,000	306,431
Plains Exploration & Production Co.
6.75%, 02/01/2022	125,000	133,831
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	2,890,000	3,063,400
6.63%, 02/15/2019	1,328,000	1,407,680
Paper & Forest Products - 0.4%
Boise Cascade Co.
6.38%, 11/01/2020	2,698,000	2,789,058
Personal Products - 0.5%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A (C)	728,000	693,420
Revlon Consumer Products Corp.
5.75%, 02/15/2021 - 144A	2,595,000	2,617,706

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	$ 3,350,000	$ 3,525,875
7.00%, 10/01/2020 - 144A	900,000	954,000
VPII Escrow Corp.
7.50%, 07/15/2021 - 144A	932,000	999,570
Real Estate Management & Development - 1.0%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	5,267,000	5,425,010
Mattamy Group Corp.
6.50%, 11/15/2020 - 144A	1,975,000	1,955,250
Road & Rail - 1.3%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,024,000	1,028,437
6.75%, 04/06/2021 - 144A	3,823,000	4,088,886
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	3,605,000	4,204,331
Semiconductors & Semiconductor Equipment - 1.2%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	1,766,000	1,704,190
9.25%, 04/15/2018 - 144A (C)	3,490,000	3,782,288
10.13%, 03/15/2018 - 144A	1,061,000	1,161,795
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	800,000	788,000
5.75%, 03/15/2023 - 144A	950,000	959,500
Software - 1.5%
First Data Corp.
6.75%, 11/01/2020 - 144A	3,650,000	3,809,687
7.38%, 06/15/2019 - 144A	1,148,000	1,205,400
8.75%, 01/15/2022 - 144A (C) (D)	2,717,000	2,859,643
8.88%, 08/15/2020 - 144A	2,160,000	2,365,200
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	625,000	643,750
Specialty Retail - 0.8%
Claire’s Stores, Inc.
7.75%, 06/01/2020 - 144A (C)	955,000	962,162
9.00%, 03/15/2019 - 144A	3,583,000	4,035,354
Sonic Automotive, Inc.
5.00%, 05/15/2023	554,000	534,610
Textiles, Apparel & Luxury Goods - 1.8%
Jones Group, Inc.
6.13%, 11/15/2034	6,897,000	5,603,812
Jones Group, Inc. / Apparel Group Hold
6.88%, 03/15/2019	340,000	351,050
Levi Strauss & Co.
6.88%, 05/01/2022	5,285,000	5,813,500
PVH Corp.
7.38%, 05/15/2020	1,175,000	1,288,094
Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
8.63%, 09/15/2015	4,665,000	5,166,488
Wireless Telecommunication Services - 3.1%
Cricket Communications, Inc.
7.75%, 10/15/2020	3,477,000	3,955,087
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A	3,500,000	3,570,000

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - (continued)
Softbank Corp.
4.50%, 04/15/2020 - 144A	$ 6,250,000	$ 6,046,875
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	7,195,000	8,526,075

Total Corporate Debt Securities (cost $647,565,893)		659,885,627

LOAN ASSIGNMENTS - 1.2%
Communications Equipment - 0.1%
Sorenson Communications, Inc.
9.50%, 10/31/2014	698,250	696,155
Energy Equipment & Services - 0.5%
Stallion Oilfield Services, Term Loan B
8.00%, 06/19/2018 (G) (H)	3,900,000	3,895,125
Multiline Retail - 0.6%
JC Penney Corp., Inc. 1st Lien Term
6.00%, 05/21/2018 (A)	3,900,000	3,924,375

Total Loan Assignments (cost $8,441,209)		8,515,655

	Shares	Value
PREFERRED STOCKS - 2.6%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (A) (C)	53,745	1,274,831
Commercial Banks - 0.6%
GMAC Capital Trust I - Series 2, 8.13% (A)	174,225	4,625,674
Consumer Finance - 1.3%
Ally Financial, Inc. 144A, 7.00%	4,053	4,014,750
Ally Financial, Inc. - Series A, 8.50% (A)	211,700	5,533,838
Insurance - 0.5%
Hartford Financial Services Group, Inc., 7.88% (A) (C)	114,684	3,372,856

Total Preferred Stocks (cost $16,241,228)		18,821,949

COMMON STOCKS - 1.3%
Automobiles - 0.1%
General Motors Co. (I)	11,558	414,585
Motors Liquidation Co. GUC Trust (I)	2,901	94,718
Independent Power Producers & Energy Traders - 1.0%
Dynegy, Inc. (C) (I)	341,178	7,110,149
IT Services - 0.2%
Unisys Corp. (C) (I)	61,972	1,607,554

Total Common Stocks (cost $13,044,691)		9,227,006

	Shares	Value
WARRANTS - 0.0% (J)
Automobiles - 0.0% (J)
General Motors Co., Class A (I)
Expiration: 07/10/2016
Exercise Price: $10.0	203	$ 5,351
General Motors Co., Class A (I)
Expiration: 07/10/2019
Exercise Price: $18.33	203	3,776

Total Warrants (cost $ – )		9,127

SECURITIES LENDING COLLATERAL - 14.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)	104,236,737	104,236,737

Total Securities Lending Collateral (cost $104,236,737)		104,236,737

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (K), dated 07/31/2013, to be repurchased at $7,957,154 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $8,116,866.	$ 7,957,147	7,957,147

Total Repurchase Agreement (cost $7,957,147)		7,957,147

Total Investment Securities (cost $803,324,469) (L)		815,140,717
Other Assets and Liabilities - Net		(95,930,426)

Net Assets		$ 719,210,291

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $102,075,916. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $555, or less than 0.01% of the fund’s net assets.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Loan Assignments	Stallion Oilfield Services, Term Loan B	6/18/13	$3,861,898	$3,895,125	0.54%

(H)	Illiquid. Total aggregate market value of illiquid securities is $3,895,125, or 0.54% of the fund’s net assets.
(I)	Non-income producing security.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at July 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $803,324,469. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $26,839,609 and $15,023,361, respectively. Net unrealized appreciation for tax purposes is $11,816,248.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $194,290,996, or 27.01% of the fund’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$6,487,469	$—	$6,487,469
Corporate Debt Securities
Aerospace & Defense	—	8,886,319	—	8,886,319
Airlines	—	16,723,395	—	16,723,395
Auto Components	—	3,990,833	—	3,990,833
Automobiles	—	7,914,168	—	7,914,168
Beverages	—	5,118,975	—	5,118,975
Building Products	—	10,830,118	—	10,830,118
Chemicals	—	15,105,775	—	15,105,775
Commercial Banks	—	5,877,359	—	5,877,359
Commercial Services & Supplies	—	18,264,435	—	18,264,435
Construction & Engineering	—	8,944,920	—	8,944,920
Consumer Finance	—	16,632,700	—	16,632,700
Containers & Packaging	—	18,240,062	—	18,240,062
Diversified Consumer Services	—	3,978,450	—	3,978,450
Diversified Financial Services	—	26,225,310	0	26,225,310
Diversified Telecommunication Services	—	60,703,336	—	60,703,336
Electric Utilities	—	18,312,496	555	18,313,051
Electronic Equipment & Instruments	—	1,990,000	—	1,990,000
Energy Equipment & Services	—	19,617,909	—	19,617,909
Food & Staples Retailing	—	6,672,908	—	6,672,908
Food Products	—	10,061,455	—	10,061,455
Gas Utilities	—	1,077,380	—	1,077,380
Health Care Equipment & Supplies	—	10,649,103	—	10,649,103
Health Care Providers & Services	—	42,831,157	—	42,831,157
Hotels, Restaurants & Leisure	—	52,236,737	—	52,236,737
Household Durables	—	30,324,255	—	30,324,255
Household Products	—	13,720,112	—	13,720,112
Independent Power Producers & Energy Traders	—	14,169,380	—	14,169,380
Insurance	—	14,218,366	—	14,218,366
IT Services	—	6,669,370	—	6,669,370
Media	—	59,679,956	—	59,679,956
Metals & Mining	—	2,332,000	—	2,332,000
Multiline Retail	—	2,986,638	—	2,986,638
Oil, Gas & Consumable Fuels	—	31,485,592	—	31,485,592
Paper & Forest Products	—	2,789,058	—	2,789,058
Personal Products	—	3,311,126	—	3,311,126
Pharmaceuticals	—	5,479,445	—	5,479,445
Real Estate Management & Development	—	7,380,260	—	7,380,260
Road & Rail	—	9,321,654	—	9,321,654
Semiconductors & Semiconductor Equipment	—	8,395,773	—	8,395,773
Software	—	10,883,680	—	10,883,680
Specialty Retail	—	5,532,126	—	5,532,126
Textiles, Apparel & Luxury Goods	—	13,056,456	—	13,056,456
Trading Companies & Distributors	—	5,166,488	—	5,166,488
Wireless Telecommunication Services	—	22,098,037	—	22,098,037
Loan Assignments	—	8,515,655	—	8,515,655
Preferred Stocks	18,821,949	—	—	18,821,949
Common Stocks	9,227,006	—	—	9,227,006
Warrants	9,127	—	—	9,127
Securities Lending Collateral	104,236,737	—	—	104,236,737
Repurchase Agreement	—	7,957,147	—	7,957,147

Total Investment Securities	$132,294,819	$682,845,343	$555	$815,140,717

Other Assets (N)
Cash	$120,173	$—	$—	$120,173

Total Other Assets	$120,173	$—	$—	$120,173

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (N)
Collateral for Securities on Loan	$—	$(104,236,737)	$—	$(104,236,737)

Total Other Liabilities	$—	$(104,236,737)	$—	$(104,236,737)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (O)
Corporate Debt Securities	$ —	$ —	$ —	$ —	$ —	$ 555	$ —	$ —	$ 555	$ 555

(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 3.2%
BAE Systems PLC	1,997,722	$ 13,551,058
Airlines - 2.9%
Japan Airlines Co., Ltd.	234,640	12,461,730
Automobiles - 3.2%
Daimler AG	195,559	13,585,653
Beverages - 5.5%
Coca-Cola Amatil, Ltd.	923,461	10,666,177
Thai Beverage PCL	30,250,003	12,853,603
Capital Markets - 6.0%
Federated Investors, Inc. - Class B (A)	377,823	10,968,202
Oaktree Capital Group LLC - Class A	159,840	8,629,761
Solar Capital, Ltd. (A)	277,305	6,109,029
Chemicals - 2.4%
BASF SE - Class R	62,406	5,534,234
Yara International ASA	99,540	4,469,570
Commercial Banks - 1.6%
Commonwealth Bank of Australia	101,970	6,801,770
Construction & Engineering - 0.7%
NRW Holdings, Ltd. (A)	3,325,626	2,914,507
Diversified Financial Services - 2.3%
KKR Financial Holdings LLC	931,109	9,841,822
Diversified Telecommunication Services - 13.3%
AT&T, Inc. (A)	357,137	12,596,222
BCE, Inc. (A)	143,922	5,962,303
Belgacom SA (A)	317,660	7,786,385
Swisscom AG	27,304	12,199,691
Telstra Corp., Ltd. (A)	2,598,624	11,655,505
Verizon Communications, Inc.	135,161	6,687,766
Electric Utilities - 1.5%
Brookfield Infrastructure Partners, LP	166,348	6,201,453
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc. (A)	133,338	8,992,315
Food Products - 0.1%
Asian Citrus Holdings, Ltd.	1,571,710	516,770
Media - 2.9%
Regal Entertainment Group - Class A (A)	651,169	12,274,536
Oil, Gas & Consumable Fuels - 20.7%
Boardwalk Pipeline Partners, LP	298,930	9,359,498
Canadian Oil Sands, Ltd.	464,160	9,011,148
Cheniere Energy Partners, LP	158,614	4,560,153
Energy Transfer Equity, LP	73,428	4,900,585
Energy Transfer Partners, LP - Class B	222,866	11,602,404
Kinder Morgan Energy Partners, LP	160,825	13,269,671
Penn West Petroleum, Ltd. (A)	154,773	1,826,321
Plains All American Pipeline, LP	107,309	5,713,131
TC Pipelines, LP	135,778	6,981,705
Teekay LNG Partners, LP	207,413	8,607,640
Total SA	235,997	12,589,738
Pharmaceuticals - 4.5%
AstraZeneca PLC - ADR (A)	171,250	8,685,800
Novartis AG - ADR	68,649	4,915,955
Sanofi	54,300	5,791,320
Real Estate Investment Trusts - 15.5%
Annaly Capital Management, Inc. (A)	177,007	2,109,923
Ascendas Real Estate Investment Trust (A)	3,808,401	6,892,491
CDL Hospitality Trusts (A)	2,465,432	3,230,078
Cofinimmo	50,547	5,783,087

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc.	137,417	$ 8,862,022
National Retail Properties, Inc.	280,398	9,811,126
PennyMac Mortgage Investment Trust (A)	553,040	12,211,123
Realty Income Corp.	197,560	8,576,080
Starwood Property Trust, Inc. (A)	348,367	8,848,522
Tobacco - 4.4%
British American Tobacco PLC	155,626	8,300,318
Imperial Tobacco Group PLC	197,598	6,631,148
Philip Morris International, Inc.	42,592	3,798,355
Transportation Infrastructure - 1.9%
SATS, Ltd. (A)	3,111,595	8,128,808
Wireless Telecommunication Services - 2.4%
Vodafone Group PLC - ADR	340,946	10,211,333

Total Common Stocks (cost $406,959,583)		414,469,545

SECURITIES LENDING COLLATERAL - 17.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	74,946,572	74,946,572

Total Securities Lending Collateral (cost $74,946,572)		74,946,572

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (B), dated 07/31/2013, to be repurchased at $9,828,799 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $10,027,260.	$ 9,828,791	9,828,791

Total Repurchase Agreement (cost $9,828,791)		9,828,791

Total Investment Securities (cost $491,734,946) (C)		499,244,908
Other Assets and Liabilities - Net		(72,305,235)

Net Assets		$ 426,939,673

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $72,429,804. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $491,734,946. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,575,028 and $15,065,066, respectively. Net unrealized appreciation for tax purposes is $7,509,962.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$242,125,904	$172,343,641	$—	$414,469,545
Securities Lending Collateral	74,946,572	—	—	74,946,572
Repurchase Agreement	—	9,828,791	—	9,828,791

Total Investment Securities	$317,072,476	$182,172,432	$—	$499,244,908

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(74,946,572)	$—	$(74,946,572)

Total Other Liabilities	$—	$(74,946,572)	$—	$(74,946,572)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.4%
Germany - 1.4%
Volkswagen AG, 1.95% (A)	20,910	$ 4,969,617

Total Convertible Preferred Stock (cost $4,679,141)		4,969,617

COMMON STOCKS - 95.4%
Australia - 1.5%
Brambles, Ltd.	381,225	3,111,389
Iluka Resources, Ltd. (B)	220,735	2,186,452
Austria - 0.7%
Andritz AG	47,440	2,559,183
Belgium - 1.1%
Anheuser-Busch InBev NV - STRIP VVPR (C) (D) (E)	130,726	174
Colruyt SA	67,150	3,830,598
Brazil - 0.7%
SLC Agricola SA	304,500	2,542,672
Canada - 8.2%
Agrium, Inc.	27,500	2,337,500
Alimentation Couche Tard, Inc. - Class B	27,800	1,703,836
ATS Automation Tooling Systems, Inc. (D)	164,700	1,837,661
Cenovus Energy, Inc. (B)	66,914	1,981,817
Corus Entertainment, Inc. - Class B (B)	158,860	3,843,512
Dollarama, Inc.	57,600	4,157,227
Home Capital Group, Inc. - Class B (B)	45,700	2,785,782
MacDonald Dettwiler & Associates, Ltd.	57,315	4,286,209
New Gold, Inc. (D)	370,100	2,688,099
Silver Wheaton Corp.	120,600	2,773,412
Denmark - 2.1%
Sydbank A/S (D)	161,385	3,608,251
Tryg A/S	40,151	3,643,089
France - 8.7%
Arkema SA	41,510	4,161,039
Eutelsat Communications SA	114,098	3,189,872
Pernod-Ricard SA	21,275	2,533,136
Publicis Groupe SA	42,225	3,406,393
Rexel SA	241,208	5,851,448
Sanofi	47,365	5,051,673
Sodexo	67,250	6,142,737
Germany - 8.7%
Bayer AG	30,700	3,567,526
Brenntag AG	32,115	5,276,437
Continental AG	28,745	4,527,723
Deutsche Boerse AG	62,380	4,413,260
Gerresheimer AG	62,943	3,673,089
Linde AG	25,779	4,965,929
SAP AG - ADR (B)	53,200	3,877,748
Hong Kong - 2.6%
China Lesso Group Holdings, Ltd. (B)	3,598,200	1,841,876
China Mobile, Ltd. - ADR	94,165	4,983,212
Industrial & Commercial Bank of China, Ltd. - Class H (B)	3,395,000	2,232,516
Indonesia - 0.4%
Bank Mandiri Persero PT	1,700,600	1,472,667
Israel - 1.3%
Bezeq Israeli Telecommunication Corp., Ltd.	2,738,090	4,422,061
Japan - 15.2%
FANUC Corp.	32,400	4,917,414
Kansai Paint Co., Ltd.	311,800	4,050,757
Kenedix Realty Investment Corp. - Class A REIT	821	3,270,248
Keyence Corp.	15,100	4,935,145
Nihon Kohden Corp.	103,300	4,346,808
Pigeon Corp. (B)	100,200	4,722,939
Pola Orbis Holdings, Inc.	54,500	1,909,253
Sanrio Co., Ltd. (B)	70,600	3,446,716
SMC Corp.	19,900	4,221,459
Softbank Corp.	38,600	2,460,055
Sugi Holdings Co., Ltd.	78,500	3,050,684
Sundrug Co., Ltd. (B)	128,500	5,531,892
Toyota Motor Corp.	99,800	6,085,242
Korea, Republic of - 1.5%
Samsung Electronics Co., Ltd.	4,537	5,169,335

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 6.0%
Akzo Nobel NV	60,682	$ 3,693,723
ASML Holding NV	39,005	3,507,784
Koninklijke Ahold NV	259,163	4,270,069
Nutreco NV (B)	83,758	3,944,531
Unilever NV	135,947	5,469,117
Norway - 3.0%
DNB ASA	303,910	5,061,900
Norwegian Property ASA (C)	1,104,027	1,545,653
ProSafe SE	364,190	3,661,801
Russian Federation - 0.8%
Sberbank of Russia - ADR	246,000	2,851,140
Singapore - 1.8%
Jardine Matheson Holdings, Ltd. (B)	66,600	3,645,018
United Overseas Bank, Ltd.	156,900	2,649,466
Sweden - 2.6%
Elekta AB - Class B	105,588	1,802,957
Nordea Bank AB	296,695	3,757,535
Telefonaktiebolaget LM Ericsson - Class B	305,260	3,608,429
Switzerland - 13.8%
Bucher Industries AG	17,052	4,293,172
Givaudan SA (D)	3,999	5,569,951
Kaba Holding AG (D)	6,340	2,538,192
Nestle SA	57,168	3,873,179
Novartis AG	70,286	5,058,131
Partners Group Holding AG	14,185	3,750,683
Roche Holding AG	27,269	6,718,172
SGS SA	2,409	5,453,406
Sika AG	1,729	4,822,031
Sulzer AG	40,421	6,049,283
Turkey - 0.3%
Sinpas Gayrimenkul Yatirim Ortakligi AS - REIT	2,036,353	1,104,456
United Kingdom - 11.1%
Afren PLC (D)	1,080,175	2,234,775
Amlin PLC	695,323	4,253,255
Bunzl PLC	227,369	4,873,522
DCC PLC (B)	43,211	1,751,831
Diploma PLC (C)	294,255	2,573,904
Experian Group, Ltd.	95,537	1,791,989
ICAP PLC	210,590	1,303,225
Mitie Group PLC (B)	1,066,805	4,397,998
Reed Elsevier PLC	305,777	3,949,237
RPS Group PLC (B)	823,268	2,829,164
SABMiller PLC	50,880	2,492,706
Synergy Health PLC (C)	229,552	3,883,171
Tullow Oil PLC	138,632	2,189,080
United States - 3.3%
AON PLC	53,600	3,618,000
Check Point Software Technologies, Ltd. (B) (D)	90,400	5,090,424
Taminco Corp. (D)	114,800	2,617,440

Total Common Stocks (cost $250,214,359)		332,134,652

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	40,809,283	40,809,283

Total Securities Lending Collateral (cost $40,809,283)		40,809,283

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $9,030,799 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $9,215,008.	$ 9,030,791	9,030,791

Total Repurchase Agreement (cost $9,030,791)		9,030,791

Total Investment Securities (cost $304,733,574) (F)		386,944,343
Other Assets and Liabilities - Net		(38,678,831)

Net Assets		$ 348,265,512

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	8.3%	$32,218,370
Machinery	6.2	23,878,172
Commercial Banks	5.6	21,633,475
Pharmaceuticals	5.3	20,395,502
Food & Staples Retailing	4.8	18,387,079
Trading Companies & Distributors	4.1	16,001,407
Food Products	4.1	15,829,499
Media	3.7	14,389,014
Commercial Services & Supplies	3.3	12,876,743
Insurance	3.0	11,514,344
Automobiles	2.9	11,054,859
Software	2.3	8,968,172
Semiconductors & Semiconductor Equipment	2.2	8,677,119
Metals & Mining	2.0	7,647,963
Electronic Equipment & Instruments	1.9	7,509,049
Wireless Telecommunication Services	1.9	7,443,267
Professional Services	1.9	7,245,395
Oil, Gas & Consumable Fuels	1.7	6,405,672
Health Care Equipment & Supplies	1.6	6,149,765
Hotels, Restaurants & Leisure	1.6	6,142,737
Industrial Conglomerates	1.4	5,396,849
Capital Markets	1.3	5,053,908
Beverages	1.3	5,026,016
Household Products	1.2	4,722,939
Auto Components	1.2	4,527,723
Diversified Telecommunication Services	1.1	4,422,061
Diversified Financial Services	1.1	4,413,260
Real Estate Investment Trusts	1.1	4,374,704
Aerospace & Defense	1.1	4,286,209
Multiline Retail	1.1	4,157,227
Health Care Providers & Services	1.0	3,883,171
Life Sciences Tools & Services	1.0	3,673,089
Energy Equipment & Services	0.9	3,661,801
Communications Equipment	0.9	3,608,429
Specialty Retail	0.9	3,446,716
Thrifts & Mortgage Finance	0.7	2,785,782
Personal Products	0.5	1,909,253
Building Products	0.5	1,841,876
Real Estate Management & Development	0.4	1,545,653

Investment Securities, at Value	87.1	337,104,269
Short-Term Investments	12.9	49,840,074

Total Investments	100.0%	$386,944,343

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $39,051,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid. Total aggregate market value of illiquid securities is $8,002,902, or 2.30% of the fund’s net assets.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $174, or less than 0.01% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $304,733,574. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $88,339,700 and $6,128,931, respectively. Net unrealized appreciation for tax purposes is $82,210,769.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$4,969,617	$—	$4,969,617
Common Stocks
Australia	—	5,297,841	—	5,297,841
Austria	—	2,559,183	—	2,559,183
Belgium	—	3,830,598	174	3,830,772
Brazil	2,542,672	—	—	2,542,672
Canada	28,395,055	—	—	28,395,055
Denmark	—	7,251,340	—	7,251,340
France	—	30,336,298	—	30,336,298
Germany	3,877,748	26,423,964	—	30,301,712
Hong Kong	4,983,212	4,074,392	—	9,057,604
Indonesia	—	1,472,667	—	1,472,667
Israel	—	4,422,061	—	4,422,061
Japan	—	52,948,612	—	52,948,612
Korea, Republic of	—	5,169,335	—	5,169,335
Netherlands	—	20,885,224	—	20,885,224
Norway	—	10,269,354	—	10,269,354
Russian Federation	2,851,140	—	—	2,851,140
Singapore	—	6,294,484	—	6,294,484
Sweden	—	9,168,921	—	9,168,921
Switzerland	—	48,126,200	—	48,126,200
Turkey	—	1,104,456	—	1,104,456
United Kingdom	—	38,523,857	—	38,523,857
United States	11,325,864	—	—	11,325,864
Securities Lending Collateral	40,809,283	—	—	40,809,283
Repurchase Agreement	—	9,030,791	—	9,030,791

Total Investment Securities	$94,784,974	$292,159,195	$174	$386,944,343

Other Assets (H)
Foreign Currency	$141,413	$—	$—	$141,413

Total Other Assets	$141,413	$—	$—	$141,413

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(40,809,283)	$—	$(40,809,283)

Total Other Liabilities	$—	$(40,809,283)	$—	$(40,809,283)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (I)	Transfers out of Level 3	Ending Balance at July 31, 2013 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013
Common Stocks	$—	$—	$—	$—	$—	$—	$174	$—	$174	$—

(I)	Transferred into Level 3 because of unavailability of observable inputs.
(J)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 70.5%
Australia - 1.8%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,450,000	$ 2,385,119
Austria - 1.6%
Austria Government Bond
3.20%, 02/20/2017 - Reg S	EUR	1,430,000	2,073,730
Belgium - 1.8%
Belgium Government Bond
4.25%, 09/28/2021		850,000	1,311,612
5.00%, 03/28/2035		620,000	1,037,034
Canada - 4.8%
Canadian Government Bond
3.25%, 06/01/2021	CAD	4,720,000	4,904,600
5.00%, 06/01/2037		590,000	768,327
5.75%, 06/01/2033		383,000	528,843
Denmark - 1.5%
Denmark Government Bond
4.00%, 11/15/2019	DKK	9,050,000	1,900,932
France - 8.9%
Caisse d’Amortissement de la Dette Sociale
3.75%, 10/25/2020	EUR	720,000	1,089,039
Caisse d’Amortissement de la Dette Sociale, Series EMTN
3.75%, 09/08/2014	GBP	1,000,000	1,571,576
France Government Bond OAT
3.00%, 04/25/2022	EUR	3,600,000	5,155,120
4.50%, 04/25/2041		910,000	1,483,492
5.75%, 10/25/2032		1,187,850	2,203,876
Germany - 7.0%
Bundesrepublik Deutschland
1.75%, 07/04/2022		4,500,000	6,110,795
4.00%, 01/04/2037		709,000	1,202,980
5.50%, 01/04/2031		950,000	1,832,360
Italy - 9.8%
Italy Buoni Poliennali del Tesoro
2.75%, 12/01/2015		340,000	459,203
4.00%, 09/01/2020		5,610,000	7,591,810
4.75%, 09/01/2044 - Reg S		1,470,000	1,852,455
5.00%, 09/01/2040		130,000	172,046
5.25%, 08/01/2017		1,800,000	2,595,975
Japan - 15.5%
10-Year Japan Government Bond
1.10%, 06/20/2021	JPY	95,000,000	1,004,406
Japan Government Bond
1.30%, 03/20/2015		524,000,000	5,455,027
2.10%, 12/20/2026 - 09/20/2028		646,900,000	7,372,518
2.20%, 09/20/2039 - 03/20/2041		564,000,000	6,255,595
Mexico - 1.0%
United Mexican States
10.00%, 12/05/2024	MXN	12,000,000	1,249,855
Netherlands - 3.1%
Netherlands Government Bond
3.25%, 07/15/2021 - Reg S	EUR	1,210,000	1,800,604
3.75%, 01/15/2042 - Reg S		205,000	333,402
4.50%, 07/15/2017 - Reg S		1,060,000	1,616,789
5.50%, 01/15/2028 - 144A		175,000	320,770
Russian Federation - 1.5%
Russian Federal Bond - OFZ
7.60%, 07/20/2022	RUB	63,550,000	1,976,207

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 2.8%
Spain Government Bond
4.40%, 10/31/2023 - Reg S (A)	EUR	2,000,000	$ 2,606,022
4.90%, 07/30/2040		870,000	1,106,016
Supranational - 3.1%
European Investment Bank, Series EMTN
1.00%, 07/13/2018		3,000,000	3,977,480
Sweden - 1.8%
Sweden Government Bond
4.50%, 08/12/2015	SEK	14,000,000	2,295,406
United Kingdom - 4.5%
U.K. Gilt
1.25%, 07/22/2018	GBP	1,190,000	1,808,995
4.50%, 09/07/2034 - 12/07/2042		2,230,000	4,025,275

Total Foreign Government Obligations (cost $90,639,642)			91,435,291

MORTGAGE-BACKED SECURITIES - 1.4%
Italy - 0.4%
BPM Securitisation Srl
Series 2, Class A2
0.36%, 01/15/2043 - Reg S (B)	EUR	439,573	544,144
Spain - 1.0%
Union de Creditos Inmobiliarios
Series 15, Class A
0.35%, 12/18/2048 - Reg S (B) (C)		1,223,226	1,323,689

Total Mortgage-Backed Securities (cost $2,174,005)			1,867,833

ASSET-BACKED SECURITY - 0.7%
Italy - 0.7%
Leasimpresa Finance Srl
Series 2, Class A
0.34%, 12/22/2025 - Reg S (B)		664,585	874,511

Total Asset-Backed Security (cost $848,368)			874,511

CORPORATE DEBT SECURITIES - 23.2%
Australia - 1.5%
Commonwealth Bank of Australia, Series EMTN
2.63%, 01/12/2017 - Reg S		1,400,000	1,968,532
Canada - 0.7%
Toronto-Dominion Bank, Series EMTN
5.38%, 05/14/2015 - Reg S		600,000	866,284
Finland - 1.7%
Nordea Bank Finland PLC
2.25%, 11/16/2015		1,600,000	2,208,589
France - 2.4%
BNP Paribas Home Loan SFH, Series EMTN
3.38%, 01/12/2017		1,100,000	1,585,987
Cie de Financement Foncier SA, Series EMTN
4.75%, 06/25/2015		1,100,000	1,577,626
Germany - 5.0%
KFW
2.05%, 02/16/2026	JPY	99,000,000	1,139,071
2.60%, 06/20/2037 (A)		112,000,000	1,334,999
KFW, Series EMTN
5.50%, 12/07/2015	GBP	2,350,000	3,974,573
Netherlands - 1.2%
ING Bank NV, Series EMTN
3.38%, 03/23/2017	EUR	1,100,000	1,587,026

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Norway - 3.1%
Sparebank 1 Boligkreditt AS, Series EMTN
2.50%, 06/23/2016	EUR	1,500,000	$ 2,068,230
Sparebanken Vest Boligkreditt AS, Series EMTN
2.50%, 06/09/2016 (A)		1,400,000	1,928,634
Sweden - 1.6%
Stadshypotek AB
2.75%, 04/30/2015		1,500,000	2,073,386
Switzerland - 2.2%
Credit Suisse AG, Series EMTN
2.63%, 12/01/2015		1,200,000	1,669,696
UBS AG
3.88%, 12/02/2019		800,000	1,214,441
United Kingdom - 3.8%
Abbey National Treasury Services PLC, Series EMTN
3.38%, 06/08/2016		1,250,000	1,744,933
Barclays Bank PLC, Series EMTN
3.63%, 04/13/2016		1,400,000	2,005,142
Lloyds TSB Bank PLC, Series EMTN
4.00%, 06/25/2019		750,000	1,124,678

Total Corporate Debt Securities (cost $29,747,841)			30,071,827

	Shares		Value
SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (D)		5,484,538	5,484,538

Total Securities Lending Collateral (cost $5,484,538)			5,484,538

	Principal		Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (D), dated 07/31/2013, to be repurchased at $1,484,226 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $1,515,044.		$ 1,484,225	1,484,225

Total Repurchase Agreement (cost $1,484,225)			1,484,225

Total Investment Securities (cost $130,378,619) (E)			131,218,225
Other Assets and Liabilities - Net			(1,534,992)

Net Assets			$ 129,683,233

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	3	09/16/2013	$(6,915)
10-Year Government of Canada Bond	Short	(34)	09/19/2013	136,634
10-Year Japan Government Bond	Long	28	09/10/2013	285,297
10-Year Japan Government Bond Mini	Short	(97)	09/09/2013	(96,018)
3-Year Australian Treasury Bond	Long	4	09/16/2013	(64)
Euro-BTP Italian Government Bond	Long	6	09/06/2013	(12,385)
German Euro BOBL	Short	(46)	09/06/2013	15,409
German Euro Bund	Short	(73)	09/06/2013	82,566
German Euro Schatz	Short	(23)	09/06/2013	1,791
U.K. Long Gilt Bond	Long	16	09/26/2013	(54,248)

				$352,067

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	DUB	(231,202)	08/12/2013	$(221,720)	$14,086
AUD	UBS	269,269	08/12/2013	256,665	(14,845)
AUD	WBC	69,487	08/12/2013	64,132	(1,729)
BRL	BCLY	1,725,271	08/12/2013	808,468	(54,294)
BRL	DUB	5,380,453	08/12/2013	2,464,706	(112,729)
BRL	SSC	(7,105,724)	08/12/2013	(3,281,483)	175,332
CAD	BCLY	(524,038)	08/12/2013	(496,761)	(13,289)
CAD	CSFB	232,391	08/12/2013	220,035	6,154
CAD	DUB	(248,206)	08/12/2013	(238,761)	(2,820)
CAD	GSC	(95,713)	08/12/2013	(92,638)	(520)
CAD	GSC	(534,039)	08/12/2013	(524,056)	4,271
CAD	MSC	(3,349,663)	08/12/2013	(3,230,446)	(29,808)
CNY	DUB	(1,936,889)	08/12/2013	(313,083)	(2,632)
CNY	GSC	(1,306,541)	08/12/2013	(211,397)	(1,571)
CNY	HSBC	11,464,754	08/12/2013	1,850,847	17,923
CNY	HSBC	(8,221,324)	08/12/2013	(1,329,709)	(10,378)
DKK	GSC	(2,177,359)	08/12/2013	(389,383)	806
DKK	UBS	(1,950,198)	08/12/2013	(339,724)	(8,313)
EUR	BCLY	1,574,875	08/12/2013	2,101,590	(6,367)
EUR	BCLY	(202,630)	08/12/2013	(269,896)	316
EUR	BCLY	(263,312)	08/12/2013	(344,462)	(5,850)
EUR	CITI	2,965,590	08/12/2013	3,923,054	22,384
EUR	CSFB	(95,511)	08/12/2013	(124,949)	(2,120)
EUR	DUB	588,000	08/12/2013	772,018	10,261
EUR	DUB	600,000	08/12/2013	789,893	8,350
EUR	DUB	(2,878,641)	08/12/2013	(3,704,984)	(124,777)
EUR	DUB	(1,058,400)	08/12/2013	(1,386,050)	(22,052)
EUR	DUB	(818,263)	08/12/2013	(1,083,735)	(4,887)
EUR	GSC	1,407,656	08/12/2013	1,822,461	50,293
EUR	GSC	4,146,600	08/12/2013	5,411,462	105,198
EUR	GSC	(1,539,644)	08/12/2013	(2,009,285)	(39,067)
EUR	GSC	(5,535,873)	08/12/2013	(7,382,884)	17,926
EUR	HSBC	1,041,260	08/12/2013	1,355,759	29,539
EUR	MSC	(22,804,568)	08/12/2013	(29,721,200)	(618,129)
EUR	SSC	5,286,831	08/12/2013	7,050,360	(16,729)
EUR	UBS	(294,538)	08/12/2013	(379,284)	(12,571)
EUR	GSC	(157,004)	10/10/2013	(208,648)	(275)
GBP	CITI	330,455	08/12/2013	513,066	(10,408)
GBP	CSFB	544,183	08/12/2013	819,470	8,292
GBP	DUB	(804,711)	08/12/2013	(1,211,004)	(13,050)
GBP	DUB	(139,200)	08/12/2013	(214,236)	2,498
GBP	DUB	(172,487)	08/12/2013	(268,229)	5,857

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	GSC	(446,317)	08/12/2013	$(678,373)	$(525)
GBP	GSC	(1,502,326)	08/12/2013	(2,357,976)	72,772
GBP	SSC	230,067	08/12/2013	348,791	1,167
GBP	SSC	490,809	08/12/2013	769,667	(23,092)
GBP	TDB	(375,005)	08/12/2013	(577,530)	7,106
GBP	WBC	3,312,142	08/12/2013	5,051,639	(13,506)
JPY	BNP	646,178,105	08/12/2013	6,851,668	(251,519)
JPY	CITI	144,815,031	08/12/2013	1,451,991	27,169
JPY	CSFB	70,432,072	08/12/2013	710,599	8,804
JPY	DUB	(419,900,466)	08/12/2013	(4,112,389)	(176,530)
JPY	DUB	(137,908,697)	08/12/2013	(1,391,050)	(17,568)
JPY	DUB	(133,608,019)	08/12/2013	(1,374,545)	9,855
JPY	GSC	(197,095,453)	08/12/2013	(1,951,892)	(61,267)
JPY	GSC	(781,805,326)	08/12/2013	(8,238,610)	253,146
JPY	GSC	(45,589,376)	08/12/2013	(457,243)	(8,413)
JPY	SSC	21,845,173	08/12/2013	225,273	(2,143)
JPY	SSC	150,000,000	08/12/2013	1,590,449	(58,329)
JPY	UBS	(91,429,637)	08/12/2013	(947,240)	13,366
JPY	WBC	3,781,758,667	08/12/2013	37,709,624	917,763
MXN	GSC	(1,780,108)	08/12/2013	(138,100)	(1,094)
MXN	SSC	(2,780,517)	08/12/2013	(210,266)	(7,154)
MXN	UBS	7,875,230	08/12/2013	616,809	(1,014)
MXN	WBC	(3,314,605)	08/12/2013	(257,725)	(1,458)
MYR	GSC	2,786,850	08/12/2013	895,805	(37,341)
MYR	HSBC	(2,786,850)	08/12/2013	(901,899)	43,435
NOK	BCLY	1,153,627	08/12/2013	193,009	2,668
NOK	DUB	(1,220,138)	08/12/2013	(206,926)	(32)
NOK	GSC	(896,904)	08/12/2013	(153,445)	1,313
NOK	SSC	5,398,660	08/12/2013	923,407	(7,693)
NZD	GSC	(555,010)	08/12/2013	(442,221)	(672)
NZD	RBC	2,123,500	08/12/2013	1,688,323	6,211
NZD	SSC	757,763	08/12/2013	599,254	5,434
NZD	SSC	(798,842)	08/12/2013	(620,397)	(17,072)
NZD	UBS	(331,653)	08/12/2013	(256,998)	(7,658)
PHP	DUB	(37,456,815)	08/12/2013	(877,209)	14,721
PHP	GSC	37,456,815	08/12/2013	886,972	(24,484)
RUB	BNP	(33,991,750)	08/12/2013	(1,025,810)	(3,167)
RUB	GSC	13,296,280	08/12/2013	413,915	(11,418)
RUB	GSC	33,436,587	08/12/2013	1,003,047	9,124
RUB	GSC	(80,127,541)	08/12/2013	(2,471,547)	45,975
RUB	SSC	1,457,300	08/12/2013	44,509	(394)
RUB	SSC	2,151,785	08/12/2013	64,979	158
SEK	SSC	(15,440,687)	08/12/2013	(2,329,327)	(38,873)

					$18,047

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSC	211,591	08/12/2013	$273,778	$7,724
JPY	SSC	(27,876,929)	08/12/2013	(273,778)	(10,961)
NZD	DUB	1,838,679	08/12/2013	1,482,711	(15,462)
AUD	DUB	(1,525,868)	08/12/2013	(1,482,711)	112,383
NZD	DUB	1,408,401	08/12/2013	1,120,313	3,578
AUD	DUB	(1,173,580)	08/12/2013	(1,120,313)	66,362
NZD	BCLY	588,896	08/12/2013	468,438	1,496
EUR	BCLY	(355,812)	08/12/2013	(468,438)	(4,937)
EUR	CSFB	251,944	08/12/2013	329,694	5,494
JPY	CSFB	(32,762,865)	08/12/2013	(329,694)	(4,951)
EUR	DUB	443,620	08/12/2013	585,334	4,861
JPY	DUB	(56,765,641)	08/12/2013	(585,334)	5,523
CAD	SSC	1,479,317	08/12/2013	1,452,233	(12,402)
NZD	SSC	(1,863,965)	08/12/2013	(1,452,233)	(35,194)
AUD	DUB	817,103	08/12/2013	783,683	(49,872)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	DUB	(585,524)	08/12/2013	$(783,683)	$4,699
NZD	SSC	825,382	08/12/2013	661,874	(3,227)
EUR	SSC	(497,215)	08/12/2013	(661,874)	376
NZD	DUB	1,015,187	08/12/2013	814,230	(4,121)
AUD	DUB	(851,091)	08/12/2013	(814,230)	49,896
NZD	SSC	745,259	08/12/2013	575,936	18,774
EUR	SSC	(443,493)	08/12/2013	(575,936)	(14,089)
AUD	DUB	625,529	08/12/2013	578,208	(16,442)
EUR	DUB	(443,618)	08/12/2013	(578,208)	(11,984)
NOK	SSC	8,021,611	08/12/2013	1,315,061	45,553
EUR	SSC	(1,008,830)	08/12/2013	(1,315,061)	(27,092)
AUD	UBS	1,420,403	08/12/2013	1,309,470	(33,856)
NZD	UBS	(1,675,380)	08/12/2013	(1,309,470)	(27,467)
JPY	WBC	60,943,778	08/12/2013	606,980	15,508
EUR	WBC	(471,432)	08/12/2013	(606,980)	(20,216)
NZD	DUB	1,662,159	08/12/2013	1,279,114	47,273
CAD	DUB	(1,363,868)	08/12/2013	(1,279,114)	(48,349)
NOK	DUB	7,632,855	08/12/2013	1,231,155	63,519
EUR	DUB	(965,224)	08/12/2013	(1,231,155)	(52,985)
AUD	UBS	1,431,573	08/12/2013	1,309,389	(23,744)
NZD	UBS	(1,679,261)	08/12/2013	(1,309,389)	(30,646)
AUD	UBS	1,403,390	08/12/2013	1,276,032	(15,697)
NZD	UBS	(1,644,794)	08/12/2013	(1,276,032)	(36,499)
AUD	UBS	1,419,250	08/12/2013	1,310,180	(35,602)
CAD	UBS	(1,364,481)	08/12/2013	(1,310,180)	(17,880)
NOK	UBS	7,649,645	08/12/2013	1,281,272	16,250
EUR	UBS	(975,247)	08/12/2013	(1,281,272)	(16,202)
AUD	SSC	682,536	08/12/2013	627,899	(14,937)
JPY	SSC	(62,832,889)	08/12/2013	(627,899)	(13,885)
NOK	SSC	7,876,773	08/12/2013	1,329,099	6,948
EUR	SSC	(1,008,150)	08/12/2013	(1,329,099)	(12,149)
EUR	BNP	536,807	08/12/2013	709,579	4,592
MXN	BNP	(8,972,748)	08/12/2013	(709,579)	7,964
EUR	DUB	988,087	08/12/2013	1,307,783	6,774
AUD	DUB	(1,423,952)	08/12/2013	(1,307,783)	28,981
AUD	UBS	1,401,027	08/12/2013	1,287,544	(29,331)
NZD	UBS	(1,608,211)	08/12/2013	(1,287,544)	4,207
EUR	DUB	998,984	10/10/2013	1,324,003	5,332
AUD	DUB	(1,469,845)	10/10/2013	(1,324,003)	9,184
CAD	DUB	1,228,439	10/10/2013	1,193,702	263
AUD	DUB	(1,325,613)	10/10/2013	(1,193,702)	7,903

					$(88,762)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	69.7%	$91,435,291
Commercial Banks	19.0	24,887,510
Diversified Financial Services	3.9	5,184,317
Mortgage-Backed Securities	1.4	1,867,833
Asset-Backed Security	0.7	874,511

Investment Securities, at Value	94.7	124,249,462
Short-Term Investments	5.3	6,968,763

Total Investments	100.0%	$131,218,225

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $5,374,470. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(C)	Illiquid. Total aggregate market value of illiquid securities is $1,323,689, or 1.02% of the fund’s net assets.
(D)	Rate shown reflects the yield at July 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $130,378,619. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,556,769 and $3,717,163, respectively. Net unrealized appreciation for tax purposes is $839,606.
(F)	Cash in the amount of $1,050,586 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $320,770, or 0.25% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
OAT	Obligations Assimilables du Tresor (French: Treasury Obligations)
OFZ	Obligatsyi Federal’novo Zaima (Russian: Coupon-bearing Federal Loan Bonds)
OTC	Over the Counter
RBC	Royal Bank of Canada
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SSC	State Street Bank London
TDB	Toronto Dominion Bank
UBS	UBS AG
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Foreign Government Obligations	$—	$91,435,291	$—	$91,435,291
Mortgage-Backed Securities	—	1,867,833	—	1,867,833
Asset-Backed Security	—	874,511	—	874,511
Corporate Debt Securities	—	30,071,827	—	30,071,827
Securities Lending Collateral	5,484,538	—	—	5,484,538
Repurchase Agreement	—	1,484,225	—	1,484,225

Total Investment Securities	$5,484,538	$125,733,687	$—	$131,218,225

Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (H)	$—	$551,417	$—	$551,417
Forward Foreign Currency Contracts (H)	—	1,919,673	—	1,919,673
Futures Contracts (H)	521,697	—	—	521,697

Total Derivative Financial Instruments	$521,697	$2,471,090	$—	$2,992,787

Other Assets (I)
Cash on Deposit with Broker	$1,050,585	$—	$—	$1,050,585
Foreign Currency	1,621,043	—	—	1,621,043

Total Other Assets	$2,671,628	$—	$—	$2,671,628

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (H)	$—	$(640,179)	$—	$(640,179)
Forward Foreign Currency Contracts (H)	—	(1,901,626)	—	(1,901,626)
Futures Contracts (H)	(169,630)	—	—	(169,630)

Total Derivative Financial Instruments	$(169,630)	$(2,541,805)	$—	$(2,711,435)

Other Liabilities (I)
Collateral for Securities on Loan	$—	$(5,484,538)	$—	$(5,484,538)

Total Other Liabilities	$—	$(5,484,538)	$—	$(5,484,538)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.9%
Russian Federation - 0.9%
Sberbank of Russia, 4.56% (A)	1,721,800	$ 3,701,870

Total Preferred Stock (cost $3,931,308)		3,701,870

COMMON STOCKS - 96.4%
Australia - 2.7%
APA Group (B)	629,100	3,392,798
Asciano, Ltd.	1,005,000	4,588,988
Challenger Financial Services Group, Ltd.	876,000	3,362,165
Canada - 1.7%
Barrick Gold Corp.	164,600	2,724,370
Fairfax Financial Holdings, Ltd.	11,000	4,369,584
Denmark - 1.4%
Carlsberg AS - Class B	59,676	5,915,157
France - 8.5%
Arkema SA	53,294	5,342,290
Cie Generale des Etablissements Michelin - Class B	49,591	4,979,671
Euler Hermes SA	28,963	3,241,992
Rexel SA	193,900	4,703,806
Sanofi	57,800	6,164,609
Vinci SA	106,000	5,723,883
Vivendi SA	269,683	5,761,890
Germany - 6.0%
Adidas AG	31,000	3,455,983
Allianz SE - Class A	40,900	6,377,005
Bayer AG	28,565	3,319,426
Metro AG	163,800	5,647,171
Osram Licht AG (C)	7,169	279,442
Siemens AG - Class A	57,500	6,296,313
Hong Kong - 5.8%
First Pacific Co., Ltd.	4,874,112	5,511,626
Guangdong Investment, Ltd. (B)	5,686,600	4,597,321
HSBC Holdings PLC	683,200	7,681,551
SJM Holdings, Ltd.	2,689,500	6,769,178
Ireland - 2.7%
Ryanair Holdings PLC - ADR	96,700	4,981,984
Smurfit Kappa Group PLC	315,000	6,365,524
Israel - 0.9%
Israel Corp., Ltd. (C)	6,472	3,041,652
Teva Pharmaceutical Industries, Ltd. - ADR	16,500	655,050
Italy - 4.5%
ENI SpA - Class B	336,500	7,435,678
Exor SpA	126,304	4,153,665
Pirelli & C. SpA (B)	277,500	3,647,420
Prysmian SpA	176,394	3,585,692
Japan - 20.1%
Aisin Seiki Co., Ltd.	142,900	5,677,469
Daito Trust Construction Co., Ltd.	23,400	2,141,395
Denki Kagaku Kogyo KK	282,000	1,042,631
FUJIFILM Holdings Corp.	230,200	5,062,002
Fukuoka Financial Group, Inc. - Class A	973,300	4,393,817
Hitachi, Ltd.	1,351,300	9,081,355
Japan Airlines Co., Ltd.	101,000	5,364,110
Kintetsu World Express, Inc.	101,100	3,830,875
Kirin Holdings Co., Ltd.	347,600	5,151,339
Komatsu, Ltd.	129,400	2,891,709
Kuraray Co., Ltd.	376,000	5,142,110
Mitsubishi Corp.	260,300	4,756,171

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	131,500	$ 6,628,051
Nitori Holdings Co., Ltd.	69,700	5,951,302
ORIX Corp.	604,000	8,975,794
Sony Corp. (B)	228,900	4,834,697
USS Co., Ltd. - REIT	30,680	3,669,317
Korea, Republic of - 2.0%
Kangwon Land, Inc.	163,470	4,161,597
SK Telecom Co., Ltd.	22,500	4,416,183
Malaysia - 0.9%
UMW Holdings Bhd	903,700	3,861,061
Netherlands - 4.9%
Delta Lloyd NV	63,100	1,365,786
Heineken Holding NV - Class A	42,200	2,647,598
Koninklijke Boskalis Westminster NV	131,700	4,948,724
Koninklijke Philips Electronics NV	258,856	8,285,519
Wolters Kluwer NV	130,600	3,152,579
Singapore - 1.9%
Noble Group, Ltd.	5,832,000	4,107,204
SIA Engineering Co., Ltd. (B)	1,021,400	3,914,087
Spain - 1.3%
Amadeus IT Holding SA - Class A (B)	159,600	5,482,201
Sweden - 5.9%
Investment AB Kinnevik - Class B	138,100	4,169,600
Investor AB - Class B	211,800	6,375,300
Saab AB - Class B	135,293	2,451,325
Svenska Cellulosa AB - Class B	188,830	4,997,304
Telefonaktiebolaget LM Ericsson - Class B	577,600	6,827,716
Switzerland - 5.9%
Aryzta AG (C)	74,700	4,621,076
GAM Holding AG (C)	267,600	4,279,518
Lonza Group AG (C)	17,913	1,378,147
Nestle SA	46,862	3,174,939
Novartis AG	106,800	7,685,861
UBS AG - Class A (C)	184,500	3,634,378
Thailand - 0.6%
Bangkok Bank PCL	390,200	2,555,623
United Kingdom - 17.0%
BHP Billiton PLC - ADR (B)	85,069	4,860,842
BP PLC - ADR	95,500	3,957,520
British Sky Broadcasting Group PLC	383,300	4,828,029
Imperial Tobacco Group PLC	146,900	4,929,785
Inchcape PLC	639,600	5,550,918
Inmarsat PLC	189,400	1,969,333
Johnson Matthey PLC	113,245	4,883,968
Kingfisher PLC	768,100	4,644,678
National Grid PLC - Class B	429,600	5,140,007
Resolution, Ltd.	858,200	4,227,329
Rexam PLC	714,741	5,347,341
Royal Dutch Shell PLC - Class A	124,500	4,238,675
Unilever PLC	188,500	7,653,509
Vodafone Group PLC	2,403,600	7,221,543
WPP PLC - Class A	116,100	2,091,147
United States - 1.7%
Flextronics International, Ltd. (C)	258,905	2,242,117
Noble Corp. (B)	104,857	4,005,537
Open Text Corp. (B)	14,371	1,013,587

Total Common Stocks (cost $357,879,964)		405,966,219

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	22,133,144	22,133,144

Total Securities Lending Collateral (cost $22,133,144)		22,133,144

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $6,286,315 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $6,414,463.

$ 6,286,310	$ 6,286,310

Total Repurchase Agreement (cost $6,286,310)	6,286,310

Total Investment Securities (cost $390,230,726) (D)	438,087,543
Other Assets and Liabilities - Net	(16,992,082)

Net Assets	$ 421,095,461

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Diversified Financial Services	5.4%	$23,572,356
Insurance	4.5	19,581,696
Chemicals	4.4	19,452,651
Commercial Banks	4.2	18,332,861
Pharmaceuticals	4.1	17,824,946
Electronic Equipment & Instruments	3.7	16,385,474
Media	3.6	15,833,645
Oil, Gas & Consumable Fuels	3.6	15,631,873
Food Products	3.5	15,449,524
Industrial Conglomerates	3.3	14,581,832
Auto Components	3.3	14,304,560
Specialty Retail	3.2	14,265,297
Beverages	3.1	13,714,094
Trading Companies & Distributors	3.1	13,567,181
Containers & Packaging	2.7	11,712,865
Wireless Telecommunication Services	2.7	11,637,726
Hotels, Restaurants & Leisure	2.5	10,930,775
Construction & Engineering	2.4	10,672,607
Airlines	2.4	10,346,094
Consumer Finance	2.0	8,975,794
Diversified Telecommunication Services	2.0	8,597,384
Capital Markets	1.8	7,913,896
Metals & Mining	1.7	7,585,212
Communications Equipment	1.6	6,827,716
Food & Staples Retailing	1.3	5,647,171
Distributors	1.3	5,550,918
IT Services	1.2	5,482,201
Multi-Utilities	1.2	5,140,007
Household Products	1.1	4,997,304
Tobacco	1.1	4,929,785
Household Durables	1.1	4,834,697
Water Utilities	1.0	4,597,321
Road & Rail	1.0	4,588,988
Energy Equipment & Services	0.9	4,005,537
Transportation Infrastructure	0.9	3,914,087
Electrical Equipment	0.9	3,865,134
Automobiles	0.9	3,861,061
Air Freight & Logistics	0.9	3,830,875
Textiles, Apparel & Luxury Goods	0.8	3,455,983
Gas Utilities	0.8	3,392,798
Machinery	0.7	2,891,709
Aerospace & Defense	0.6	2,451,325
Real Estate Management & Development	0.5	2,141,395
Life Sciences Tools & Services	0.3	1,378,147
Internet Software & Services	0.2	1,013,587

Investment Securities, at Value	93.5	409,668,089
Short-Term Investments	6.5	28,419,454

Total Investments	100.0%	$438,087,543

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $21,178,037. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $390,230,726. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $57,742,778 and $9,885,961, respectively. Net unrealized appreciation for tax purposes is $47,856,817.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stock	$—	$3,701,870	$—	$3,701,870
Common Stocks	28,810,591	377,155,628	—	405,966,219
Securities Lending Collateral	22,133,144	—	—	22,133,144
Repurchase Agreement	—	6,286,310	—	6,286,310

Total Investment Securities	$50,943,735	$387,143,808	$—	$438,087,543

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(22,133,144)	$—	$(22,133,144)
Foreign Currency	—	(1)	—	(1)

Total Other Liabilities	$—	$(22,133,145)	$—	$(22,133,145)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 0.6%
QBE Insurance Group, Ltd.	89,823	$ 1,324,900
Brazil - 1.5%
BM&FBovespa SA	200,000	1,078,309
Itau Unibanco Holding SA - ADR	160,963	2,052,278
Tim Participacoes SA - ADR	24,320	456,487
Canada - 3.0%
Canadian National Railway Co.	54,953	5,487,607
Shoppers Drug Mart Corp.	26,470	1,575,417
Czech Republic - 0.3%
Komercni Banka AS	4,076	794,108
France - 12.9%
Air Liquide SA - Class A	35,406	4,699,874
Danone SA	66,262	5,236,207
Dassault Systemes SA	11,286	1,483,115
GDF Suez	77,616	1,628,354
Legrand SA	58,023	3,006,585
LVMH Moet Hennessy Louis Vuitton SA	26,515	4,820,223
Pernod-Ricard SA	37,250	4,435,220
Schneider Electric SA	61,673	4,907,211
Germany - 11.3%
Bayer AG	84,682	9,840,561
Beiersdorf AG	37,655	3,482,557
Linde AG	28,556	5,500,875
Merck KGaA	23,267	3,847,489
SAP AG	51,951	3,821,258
Hong Kong - 3.4%
AIA Group, Ltd.	607,400	2,878,172
China Unicom Hong Kong, Ltd.	1,174,000	1,728,697
Li & Fung, Ltd. (A)	2,606,000	3,434,076
India - 1.1%
ICICI Bank, Ltd. - ADR (A)	81,540	2,672,881
Italy - 0.5%
Saipem SpA	58,734	1,254,095
Japan - 12.2%
Canon, Inc.	41,200	1,272,904
Denso Corp.	108,800	4,956,062
FANUC Corp.	17,400	2,640,833
Honda Motor Co., Ltd.	146,000	5,412,930
Hoya Corp.	130,500	2,817,659
INPEX Corp.	576	2,523,787
Kyocera Corp.	9,100	924,778
Lawson, Inc. (A)	38,600	3,027,760
Shin-Etsu Chemical Co., Ltd.	79,300	4,956,756
Netherlands - 8.8%
Akzo Nobel NV	58,587	3,566,200
Heineken NV	81,887	5,751,945
ING Groep NV (B)	536,492	5,481,385
Randstad Holding NV	120,031	5,790,912
Russian Federation - 0.4%
Sberbank of Russia - ADR (A)	90,770	1,046,578
Singapore - 1.8%
DBS Group Holdings, Ltd.	236,000	3,101,231
Singapore Telecommunications, Ltd.	336,150	1,039,517
Spain - 2.4%
Amadeus IT Holding SA - Class A (A)	123,161	4,230,535
Banco Santander SA	183,228	1,339,203
Sweden - 1.0%
Hennes & Mauritz AB - Class B	60,690	2,260,692

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 10.5%
Julius Baer Group, Ltd. (B)	74,831	$ 3,399,314
Keuhne & Nagel International AG	11,600	1,403,858
Nestle SA	110,326	7,474,678
Roche Holding AG	16,703	4,115,062
Sonova Holding AG (B)	12,695	1,401,944
Swiss Re AG (B)	25,887	2,061,561
UBS AG - Class A (B)	239,027	4,708,479
Taiwan - 2.3%
Hon Hai Precision Industry Co., Ltd.	656,530	1,703,368
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	212,081	3,601,135
United Kingdom - 21.0%
Barclays PLC	731,618	3,204,252
BG Group PLC	191,177	3,450,675
Compass Group PLC	448,970	6,133,302
Diageo PLC	135,264	4,226,524
Hays PLC	764,180	1,198,547
HSBC Holdings PLC	742,409	8,445,578
Reckitt Benckiser Group PLC	59,976	4,269,050
Rio Tinto PLC	74,310	3,340,454
Samsung Electronics Co., Ltd. - GDR, Reg S	3,367	1,929,291
Smiths Group PLC	125,244	2,638,806
Standard Chartered PLC	229,668	5,326,337
WPP PLC - Class A	276,487	4,979,974
United States - 3.8%
Check Point Software Technologies, Ltd. (A) (B)	25,210	1,419,575
Delphi Automotive PLC - Class A	58,360	3,135,099
Valeant Pharmaceuticals International, Inc. (B)	24,920	2,332,512
Yum! Brands, Inc.	27,290	1,989,987

Total Common Stocks (cost $213,234,650)		231,477,585

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	11,978,687	11,978,687

Total Securities Lending Collateral (cost $11,978,687)		11,978,687

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $1,845,594 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,883,570.	$ 1,845,593	1,845,593

Total Repurchase Agreement (cost $1,845,593)		1,845,593

Total Investment Securities (cost $227,058,930) (D)		245,301,865
Other Assets and Liabilities - Net		(11,110,900)

Net Assets		$ 234,190,965

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	11.4%	$27,982,446
Pharmaceuticals	8.2	20,135,624
Chemicals	7.6	18,723,705
Beverages	5.9	14,413,689
Food Products	5.2	12,710,885
Textiles, Apparel & Luxury Goods	3.4	8,254,299
Hotels, Restaurants & Leisure	3.3	8,123,289
Capital Markets	3.3	8,107,793
Auto Components	3.3	8,091,161
Electrical Equipment	3.2	7,913,796
Professional Services	2.9	6,989,459
Software	2.7	6,723,948
Diversified Financial Services	2.7	6,559,694
Insurance	2.6	6,264,633
Oil, Gas & Consumable Fuels	2.4	5,974,462
Semiconductors & Semiconductor Equipment	2.3	5,530,426
Road & Rail	2.2	5,487,607
Electronic Equipment & Instruments	2.2	5,445,805
Automobiles	2.2	5,412,930
Media	2.0	4,979,974
Food & Staples Retailing	1.9	4,603,177
Household Products	1.7	4,269,050
IT Services	1.7	4,230,535
Personal Products	1.4	3,482,557
Metals & Mining	1.4	3,340,454
Diversified Telecommunication Services	1.1	2,768,214
Machinery	1.1	2,640,833
Industrial Conglomerates	1.1	2,638,806
Specialty Retail	0.9	2,260,692
Multi-Utilities	0.7	1,628,354
Marine	0.6	1,403,858
Health Care Equipment & Supplies	0.6	1,401,944
Office Electronics	0.5	1,272,904
Energy Equipment & Services	0.5	1,254,095
Wireless Telecommunication Services	0.2	456,487

Investment Securities, at Value	94.4	231,477,585
Short-Term Investments	5.6	13,824,280

Total Investments	100.0%	$245,301,865

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,449,994. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $227,058,930. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $31,821,531 and $13,578,596, respectively. Net unrealized appreciation for tax purposes is $18,242,935.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$26,847,865	$204,629,720	$—	$231,477,585
Securities Lending Collateral	11,978,687	—	—	11,978,687
Repurchase Agreement	—	1,845,593	—	1,845,593

Total Investment Securities	$38,826,552	$206,475,313	$—	$245,301,865

Other Assets (F)
Foreign Currency	$94,635	$—	$—	$94,635

Total Other Assets	$94,635	$—	$—	$94,635

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(11,978,687)	$—	$(11,978,687)

Total Other Liabilities	$—	$(11,978,687)	$—	$(11,978,687)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.3%
Germany - 0.3%
Sartorius AG, 1.17% (A)	12,000	$ 1,314,173

Total Preferred Stock (cost $1,122,183)		1,314,173

COMMON STOCKS - 96.9%
Australia - 4.9%
Amcor, Ltd.	302,215	2,876,730
Ansell, Ltd. (B)	172,680	2,877,656
Computershare, Ltd.	380,364	3,343,685
Iluka Resources, Ltd. (B)	272,620	2,700,389
Mesoblast, Ltd. (B) (C)	210,726	1,111,843
Mineral Deposits, Ltd. (C)	451,387	872,317
Mirvac Group - REIT	2,453,770	3,617,136
PanAust, Ltd. (B)	447,392	788,191
Starpharma Holdings, Ltd. (C)	965,068	841,428
Austria - 2.3%
Kapsch TrafficCom AG	72,214	3,075,197
Mayr Melnhof Karton AG	24,000	2,632,815
Rosenbauer International AG (D)	34,300	2,414,336
Zumtobel AG - Class B (B)	57,000	699,835
Belgium - 0.5%
Kinepolis Group NV	14,900	2,002,043
Brazil - 0.8%
BR Properties SA	137,671	1,140,545
Cia Hering	129,608	1,738,446
Denmark - 2.6%
Auriga Industries - Class B (C)	29,000	833,118
Jyske Bank A/S (C)	92,000	4,035,081
Matas A/S (C)	106,191	2,311,692
Sydbank A/S (C)	125,400	2,803,697
Finland - 0.1%
F-Secure OYJ	161,652	365,591
France - 4.8%
Alten SA	33,000	1,229,243
Bourbon SA	123,169	3,344,339
Eurofins Scientific	5,500	1,207,293
Groupe Eurotunnel SA	390,000	3,061,135
Inside Secure SA (C)	200,000	598,657
Lectra (D)	485,000	3,742,274
Medica SA	200,000	4,110,781
Saft Groupe SA	53,901	1,329,451
Germany - 8.1%
CANCOM SE	40,332	1,346,757
Delticom AG	50,000	2,447,844
Deutsche Annington Immobilien SE (C)	45,600	1,101,051
Freenet AG (C)	200,000	4,787,929
MTU Aero Engines AG	15,700	1,430,725
Prime Office REIT-AG (C)	196,874	877,403
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	55,000	961,078
RIB Software AG	240,000	1,549,485
SAF-Holland SA (C)	180,000	2,083,328
STRATEC Biomedical AG	35,000	1,294,896
Tipp24 SE (C)	65,000	3,730,866
Tom Tailor Holding AG (C)	164,832	3,589,683
VTG AG	64,000	1,199,656
Wirecard AG	14,000	432,097
XING AG	57,000	4,176,713

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 4.5%
Baoxin Auto Group, Ltd. (B)	2,222,500	$ 1,633,433
Convenience Retail Asia, Ltd.	648,000	492,960
Dah Chong Hong Holdings, Ltd.	499,000	377,679
Dah Sing Banking Group, Ltd. (B)	1,175,640	1,365,789
Johnson Electric Holdings, Ltd. (B)	2,678,000	1,591,828
Minth Group, Ltd.	216,000	384,342
Parkson Retail PLC (B)	408,500	161,702
Samsonite International SA (B)	747,900	2,049,213
Shenzhou International Group Holdings, Ltd. (B)	520,000	1,468,358
Techtronic Industries Co.	1,519,500	3,714,699
Yue Yuen Industrial Holdings (B)	737,500	2,025,472
Yuexiu Transport Infrastructure, Ltd.	3,708,000	1,898,081
Indonesia - 0.5%
Ciputra Property PT	14,989,000	1,341,754
Surya Citra Media Tbk PT	2,580,000	671,516
Ireland - 3.1%
Glanbia PLC	160,000	2,096,631
Grafton Group PLC	330,000	2,691,165
IFG Group PLC	800,000	1,383,564
Irish Continental Group PLC	59,500	1,820,584
Smurfit Kappa Group PLC - Class B	190,000	3,842,050
Italy - 4.0%
Amplifon SpA	700,000	3,503,343
Azimut Holding SpA	69,000	1,551,321
Cairo Communication SpA	227,000	1,255,672
Credito Emiliano SpA	130,000	714,957
Danieli & C Officine Meccaniche SpA - Class B	40,000	697,103
de’Longhi SpA	41,000	656,168
MARR SpA	87,200	1,136,864
Prysmian SpA	150,000	3,049,162
Sorin SpA (C)	1,000,000	2,716,574
Japan - 18.1%
AICA Kogyo Co., Ltd.	156,800	3,031,584
Arcs Co., Ltd.	115,300	2,126,767
Asahi Diamond Industrial Co., Ltd.	200,200	2,071,317
Capcom Co., Ltd. (B)	73,500	1,307,701
Daibiru Corp.	205,300	2,157,631
Eagle Industry Co., Ltd. (B)	83,000	1,133,398
Exedy Corp.	6,600	178,162
Fujikura Kasei Co., Ltd.	65,200	306,988
Glory, Ltd.	52,600	1,235,625
Hitachi High-Technologies Corp.	88,500	1,936,135
Hitachi Transport System, Ltd.	75,500	1,084,961
Icom, Inc.	13,100	305,725
JSP Corp. (B)	143,300	2,350,524
Kissei Pharmaceutical Co., Ltd.	84,900	1,651,002
Koito Manufacturing Co., Ltd.	109,000	2,108,528
Kureha Corp.	471,000	1,577,857
Kuroda Electric Co., Ltd. (B)	171,200	2,388,512
Lintec Corp.	77,500	1,464,355
Mitsui Sugar Co., Ltd.	491,000	1,594,709
Modec, Inc. (B)	49,900	1,464,229
Musashi Seimitsu Industry Co., Ltd. (B)	92,900	2,342,663
Nabtesco Corp.	60,300	1,265,616
NEC Networks & System Integration Corp.	153,700	3,360,961
Nichi-iko Pharmaceutical Co., Ltd.	115,300	2,483,584
Nifco, Inc.	7,400	201,722
Nihon Parkerizing Co., Ltd.	136,000	2,703,054
Nippon Soda Co., Ltd.	395,000	2,263,252
Nippon Thompson Co., Ltd.	77,000	368,839
Nitta Corp.	167,200	3,265,105
Plenus Co., Ltd.	90,100	1,547,832

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shinko Plantech Co., Ltd.	56,200	$ 440,255
Sumitomo Real Estate Sales Co., Ltd.	32,510	1,763,130
Takasago International Corp.	362,000	1,844,939
Tokai Tokyo Financial Holdings, Inc.	419,000	3,115,433
Trusco Nakayama Corp.	120,400	2,443,415
Tsumura & Co. (B)	36,700	1,047,286
Tsuruha Holdings, Inc. - Class B	24,200	2,229,435
Tsutsumi Jewelry Co., Ltd. (D)	78,800	1,818,895
Unipres Corp.	137,700	2,707,308
Yushin Precision Equipment Co., Ltd. (B)	63,900	1,177,363
Korea, Republic of - 1.6%
Halla Climate Control Corp.	69,030	2,049,225
Hankook Tire Co., Ltd.	77,820	4,170,073
Malaysia - 0.5%
Bursa Malaysia Bhd	852,500	2,044,528
Netherlands - 2.6%
Delta Lloyd NV	291,813	6,316,232
Koninklijke Ten Cate NV	100,000	2,412,589
Unit4 NV	43,000	1,453,580
New Zealand - 0.9%
Chorus, Ltd.	843,628	1,819,275
Fletcher Building, Ltd.	269,566	1,750,407
Norway - 4.2%
Borregaard ASA	1,100,000	4,648,045
Polarcus, Ltd. (C)	1,020,000	852,654
ProSafe SE	106,200	1,067,803
Schibsted ASA (B)	71,996	3,665,287
Storebrand ASA - Class A (C)	1,050,000	6,042,204
Singapore - 2.6%
First Resources, Ltd. (B)	1,521,000	2,010,686
Goodpack, Ltd.	289,000	345,658
Mapletree Commercial Trust - REIT	1,014,000	949,491
Mapletree Industrial Trust - REIT (B)	2,115,800	2,247,575
SATS, Ltd.	365,000	953,535
SembCorp Industries, Ltd.	232,000	927,379
UOL Group, Ltd.	455,000	2,499,036
Sweden - 2.0%
Byggmax Group AB - Class A	305,873	1,891,132
FinnvedenBulten AB	104,000	583,969
Loomis AB	235,000	5,047,444
Opus Group AB	291,747	293,173
Switzerland - 4.4%
Clariant AG (C)	210,000	3,283,484
Comet Holding AG (C)	3,347	1,012,653
Forbo Holding AG (C)	3,000	2,168,675
Helvetia Holding AG	8,550	3,820,222
Kuoni Reisen Holding AG (C)	13,000	4,702,307
Orior AG (C)	34,500	1,906,829
Taiwan - 2.1%
CHC Healthcare Group	384,000	1,055,195
CTCI Corp.	1,059,000	1,907,058
Giant Manufacturing Co., Ltd.	253,000	1,915,228
Lung Yen Life Service Corp.	292,000	900,739
Merida Industry Co., Ltd.	340,400	2,270,355
Thailand - 1.0%
Hemaraj Land and Development PCL	13,752,900	1,449,986
Siam City Cement PCL	78,200	1,069,316
VGI Global Media PCL	341,110	1,269,627
United Kingdom - 20.7%
A.G.BARR PLC	187,122	1,540,007
Anglo Pacific Group PLC	325,000	922,068
Ashtead Group PLC (B)	240,000	2,577,607
Berendsen PLC	140,000	1,740,006
Berkeley Group Holdings PLC	62,732	2,155,788

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Bodycote PLC	195,000	$ 1,837,708
Bovis Homes Group PLC	170,000	2,067,607
Computacenter PLC	202,500	1,497,139
CSR PLC	250,000	2,163,979
Daily Mail & General Trust PLC (B)	160,000	1,963,021
DCC PLC (B)	100,000	4,054,132
Dechra Pharmaceuticals PLC	163,854	1,702,466
Devro PLC	261,530	1,243,289
Dignity PLC	102,994	2,311,025
Diploma PLC	125,000	1,093,399
Domino Printing Sciences PLC	130,000	1,253,815
Elementis PLC	300,000	1,144,132
Fenner PLC (B)	250,000	1,313,600
Grainger PLC	612,380	1,620,955
Halma PLC	200,000	1,691,630
IG Group Holdings PLC	180,000	1,581,340
Inchcape PLC	175,000	1,518,778
Invensys PLC	160,380	1,210,863
John Wood Group PLC	120,000	1,645,689
Keller Group PLC	110,000	1,855,773
Kier Group PLC (B)	80,000	1,806,028
Lamprell PLC - Class A (C)	550,000	1,211,105
London Stock Exchange Group PLC	61,006	1,460,757
Micro Focus International PLC	150,000	1,816,373
Millennium & Copthorne Hotels PLC	117,038	982,803
N Brown Group PLC	150,000	1,182,012
Oxford Instruments PLC	40,000	867,113
Premier Oil PLC	220,000	1,207,173
QinetiQ Group PLC - Class A	475,000	1,336,076
Ricardo PLC	200,000	1,323,488
RPS Group PLC	300,000	1,030,951
SDL PLC	143,631	724,869
Senior PLC	406,339	1,642,407
SIG PLC	792,068	2,190,570
Sports Direct International PLC (C)	200,000	2,005,008
ST Modwen Properties PLC	325,000	1,562,819
Synthomer PLC	400,000	1,196,920
TalkTalk Telecom Group PLC	400,000	1,502,995
Taylor Wimpey PLC	1,000,000	1,620,132
Telecom Plus PLC	100,000	2,006,529
Travis Perkins PLC	70,000	1,812,418
TT electronics PLC - Class B	300,000	776,979
Ultra Electronics Holdings PLC	60,000	1,657,554
Victrex PLC	50,000	1,148,544
WS Atkins PLC	120,000	2,113,930

Total Common Stocks (cost $313,106,364)		373,536,259

SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	28,526,683	28,526,683

Total Securities Lending Collateral (cost $28,526,683)		28,526,683

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $4,845,902 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,943,032.	$ 4,845,898	4,845,898

Total Repurchase Agreement (cost $4,845,898)		4,845,898

Total Investment Securities (cost $347,601,128) (E)		408,223,013
Other Assets and Liabilities - Net		(22,782,220)

Net Assets		$ 385,440,793

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Chemicals	6.7%		$27,177,801
Machinery	4.5		18,499,882
Auto Components	4.4		17,942,718
Specialty Retail	4.3		17,436,133
Insurance	4.0		16,178,658
Real Estate Management & Development	3.6		14,636,907
Trading Companies & Distributors	3.5		14,103,687
Household Durables	3.0		12,383,069
Electronic Equipment & Instruments	2.9		12,000,094
Software	2.9		11,920,951
IT Services	2.7		11,209,882
Hotels, Restaurants & Leisure	2.7		10,963,808
Media	2.6		10,827,166
Energy Equipment & Services	2.5		10,026,074
Containers & Packaging	2.3		9,351,595
Commercial Banks	2.2		8,919,524
Health Care Providers & Services	2.1		8,669,319
Health Care Equipment & Supplies	2.0		8,203,299
Food & Staples Retailing	1.9		7,892,855
Commercial Services & Supplies	1.9		7,818,401
Pharmaceuticals	1.9		7,725,766
Real Estate Investment Trusts	1.9		7,691,605
Food Products	1.7		6,945,315
Electrical Equipment	1.6		6,670,276
Diversified Financial Services	1.6		6,470,189
Construction & Engineering	1.4		5,568,859
Textiles, Apparel & Luxury Goods	1.4		5,543,043
Road & Rail	1.3		5,345,752
Industrial Conglomerates	1.2		4,981,511
Wireless Telecommunication Services	1.2		4,787,929
Capital Markets	1.1		4,666,754
Aerospace & Defense	1.1		4,424,355
Metals & Mining	1.1		4,360,897
Leisure Equipment & Products	1.0		4,185,583
Internet Software & Services	1.0		4,176,713
Professional Services	0.8		3,437,418
Diversified Telecommunication Services	0.8		3,322,270
Diversified Consumer Services	0.8		3,211,764
Building Products	0.7		3,031,584
Transportation Infrastructure	0.7		2,851,616
Construction Materials	0.7		2,819,723
Semiconductors & Semiconductor Equipment	0.7		2,762,636
Oil, Gas & Consumable Fuels	0.5		2,129,241
Multi-Utilities	0.5		2,006,529
Distributors	0.5		1,896,457
Marine	0.4		1,820,584
Beverages	0.4		1,540,007
Life Sciences Tools & Services	0.3		1,207,293
Internet & Catalog Retail	0.3		1,182,012
Biotechnology	0.3		1,111,843
Air Freight & Logistics	0.1		345,658
Communications Equipment	0.1		305,725
Multiline Retail	0.0	(F)	161,702

Investment Securities, at Value	91.8		374,850,432
Short-Term Investments	8.2		33,372,581

Total Investments	100.0%		$408,223,013

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $27,017,546. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.

(D)	Illiquid. Total aggregate market value of illiquid securities is $7,975,505, or 2.07% of the fund’s net assets.
(E)	Aggregate cost for federal income tax purposes is $347,601,128. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $71,140,042 and $10,518,157, respectively. Net unrealized appreciation for tax purposes is $60,621,885.
(F)	Percentage rounds to less than 0.1%.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stock	$—	$1,314,173	$—	$1,314,173
Common Stocks	2,878,991	370,657,268	—	373,536,259
Securities Lending Collateral	28,526,683	—	—	28,526,683
Repurchase Agreement	—	4,845,898	—	4,845,898

Total Investment Securities	$31,405,674	$376,817,339	$—	$408,223,013

Other Assets (H)
Foreign Currency	$2,818,498	$—	$—	$2,818,498

Total Other Assets	$2,818,498	$—	$—	$2,818,498

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(28,526,683)	$—	$(28,526,683)

Total Other Liabilities	$—	$(28,526,683)	$—	$(28,526,683)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.0%
Germany - 1.0%
Sartorius AG, 1.17% (A)	17,083	$ 1,870,834

Total Preferred Stock (cost $1,687,128)		1,870,834

COMMON STOCKS - 98.5%
Australia - 5.9%
APA Group (B)	396,800	2,139,982
Ausdrill, Ltd. (B)	314,400	305,206
FlexiGroup, Ltd.	473,000	1,934,460
Kathmandu Holdings, Ltd.	644,200	1,372,322
OrotonGroup, Ltd.	158,000	1,059,456
Programmed Maintenance Services, Ltd.	255,709	565,416
Reject Shop, Ltd. (B)	131,725	1,939,408
STW Communications Group, Ltd.	1,106,400	1,630,959
Austria - 1.6%
Kapsch TrafficCom AG	24,700	1,051,837
Lenzing AG (B)	25,600	1,943,971
Belgium - 1.4%
Barco NV	20,700	1,551,229
CIE d’Entreprises CFE	17,300	1,049,487
Canada - 3.6%
Essential Energy Services, Ltd.	245,600	621,712
Ithaca Energy, Inc. (C)	1,312,800	2,326,255
Newalta Corp.	175,200	2,423,904
TransGlobe Energy Corp. (C)	192,000	1,280,498
Finland - 3.1%
Kemira OYJ	138,400	2,148,685
Ramirent OYJ	221,481	2,071,370
Tieto OYJ	76,900	1,468,061
France - 2.8%
Boiron SA	21,000	1,124,758
Cegid Group	34,400	728,563
Lagardere SCA	31,000	980,913
Societe BIC SA	11,700	1,298,129
Sopra Group SA	15,500	1,134,536
Germany - 6.9%
Bertrandt AG	16,268	1,870,096
Bilfinger Berger SE	12,700	1,205,828
Celesio AG	60,010	1,357,183
Gerresheimer AG	53,800	3,139,542
Rheinmetall AG	15,494	721,538
SAF-Holland SA (C)	215,600	2,495,364
TUI AG (B) (C)	156,300	1,975,370
Hong Kong - 4.0%
AMVIG Holdings, Ltd.	1,932,000	851,957
First Pacific Co., Ltd.	3,592,750	4,062,667
Midland Holdings, Ltd.	3,050,000	1,230,917
Pacific Textile Holdings, Ltd.	1,153,000	1,378,141
Ireland - 3.1%
Dragon Oil PLC	172,000	1,622,261
Smurfit Kappa Group PLC	210,200	4,247,725
Israel - 0.8%
Israel Discount Bank, Ltd. - Class A (C)	858,100	1,464,335
Italy - 4.2%
Ansaldo STS SpA	210,262	1,974,837
Danieli & C Officine Meccaniche SpA - Class B	98,100	1,709,646
Pirelli & C. SpA (B)	175,800	2,310,690
Prysmian SpA	86,700	1,762,416

	Shares	Value
COMMON STOCKS (continued)
Japan - 23.2%
Air Water, Inc.	150,500	$ 2,210,387
Arcs Co., Ltd.	47,000	866,939
Avex Group Holdings, Inc.	65,900	2,261,505
Chugoku Marine Paints, Ltd. (B)	313,000	1,630,375
Daiichikosho Co., Ltd.	59,500	1,664,493
Denki Kagaku Kogyo KK	124,700	461,050
Fujimi, Inc.	133,700	1,549,888
HIS Co., Ltd. (B)	43,000	2,099,275
Hoshizaki Electric Co., Ltd.	61,900	2,155,847
Kaken Pharmaceutical Co., Ltd. (B)	154,400	2,396,977
Kintetsu World Express, Inc. (B)	76,900	2,913,890
Miraca Holdings, Inc. (B)	36,100	1,743,979
Nakanishi, Inc.	14,300	1,973,169
Nitori Holdings Co., Ltd.	40,500	3,458,074
PanaHome Corp.	212,500	1,315,238
Rohto Pharmaceutical	222,000	3,065,509
Ryohin Keikaku Co., Ltd.	23,300	2,044,194
SKY Perfect JSAT Holdings, Inc.	7,300	3,832,295
Sogo Medical Co., Ltd.	26,700	1,078,526
Toho Holdings Co., Ltd.	60,100	1,042,896
USS Co., Ltd. - REIT	28,300	3,384,670
Netherlands - 6.8%
BE Semiconductor Industries NV	170,200	1,845,368
BinckBank NV (B)	256,200	2,268,602
CSM (B)	96,600	2,211,688
Delta Lloyd NV	182,200	3,943,681
Koninklijke Boskalis Westminster NV	62,700	2,355,998
Norway - 1.4%
ABG Sundal Collier Holding ASA	1,440,200	987,376
Norwegian Property ASA (B)	1,157,300	1,620,236
Philippines - 1.4%
Alliance Global Group, Inc.	4,398,000	2,658,243
Singapore - 1.9%
ARA Asset Management, Ltd.	1,204,300	1,743,646
CWT, Ltd.	1,616,000	1,824,731
Sweden - 1.8%
Dios Fastigheter AB	259,539	1,576,788
Loomis AB	85,003	1,825,736
Switzerland - 5.1%
Aryzta AG (C)	25,800	1,596,034
GAM Holding AG (C)	295,790	4,730,339
Lonza Group AG (C)	16,000	1,230,969
PubliGroupe AG	5,800	596,639
Swissquote Group Holding SA	43,576	1,372,565
United Kingdom - 18.1%
Beazley PLC	441,600	1,481,284
Berendsen PLC	180,000	2,237,151
Cape PLC	297,200	1,148,374
Catlin Group, Ltd.	224,000	1,724,246
Consort Medical PLC	76,900	927,684
Dart Group PLC	234,300	871,469
Etalon Group, Ltd. - GDR, Reg S (C)	331,200	1,321,488
Greene King PLC	68,500	911,799
Inchcape PLC	467,200	4,054,704
Inmarsat PLC	153,900	1,600,213
International Personal Finance	422,200	4,084,849
Lancashire Holdings, Ltd.	114,600	1,406,886
Marston’s PLC	350,600	828,826
Northgate PLC	796,800	4,727,316
Rexam PLC	589,330	4,409,078
Shanks Group PLC	1,424,400	1,906,845

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States - 1.4%
AerCap Holdings NV (C)	152,000	$ 2,663,040

Total Common Stocks (cost $174,448,182)		183,374,697

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (A)	13,053,830	13,053,830

Total Securities Lending Collateral (cost $13,053,830)		13,053,830

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (A), dated 07/31/2013, to be repurchased at $1,306,175 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 03/20/2028, and with a value of $1,332,700.	$ 1,306,174	1,306,174

Total Repurchase Agreement (cost $1,306,174)		1,306,174

Total Investment Securities (cost $190,495,314) (D)		199,605,535
Other Assets and Liabilities - Net		(13,453,264)

Net Assets		$ 186,152,271

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Services & Supplies	6.3%	$12,611,383
Capital Markets	5.6	11,102,528
Media	5.5	10,966,804
Chemicals	5.0	9,944,356
Containers & Packaging	4.8	9,508,760
Specialty Retail	4.6	9,274,522
Insurance	4.3	8,556,097
Pharmaceuticals	3.3	6,587,244
Consumer Finance	3.0	6,019,309
Hotels, Restaurants & Leisure	2.9	5,815,270
Real Estate Management & Development	2.9	5,749,429
Oil, Gas & Consumable Fuels	2.6	5,229,014
Auto Components	2.4	4,806,054
Health Care Equipment & Supplies	2.4	4,771,687
Air Freight & Logistics	2.4	4,738,621
Trading Companies & Distributors	2.4	4,734,410
Road & Rail	2.4	4,727,316
Life Sciences Tools & Services	2.2	4,370,511
Health Care Providers & Services	2.1	4,144,058
Diversified Financial Services	2.0	4,062,667
Distributors	2.0	4,054,704
Multiline Retail	2.0	3,983,602
Machinery	1.9	3,865,493
Food Products	1.9	3,807,722
Construction & Engineering	1.9	3,710,691
Industrial Conglomerates	1.7	3,379,781
Electronic Equipment & Instruments	1.3	2,603,066
IT Services	1.3	2,602,597
Gas Utilities	1.1	2,139,982
Transportation Infrastructure	1.0	1,974,837
Food & Staples Retailing	1.0	1,945,465
Professional Services	0.9	1,870,096
Semiconductors & Semiconductor Equipment	0.9	1,845,368
Electrical Equipment	0.9	1,762,416
Diversified Telecommunication Services	0.8	1,600,213
Commercial Banks	0.7	1,464,335
Textiles, Apparel & Luxury Goods	0.7	1,378,141
Household Durables	0.6	1,315,238
Airlines	0.4	871,469
Software	0.4	728,563
Energy Equipment & Services	0.3	621,712

Investment Securities, at Value	92.8	185,245,531
Short-Term Investments	7.2	14,360,004

Total Investments	100.0%	$199,605,535

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $12,397,300. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $190,495,314. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,065,672 and $6,955,451, respectively. Net unrealized appreciation for tax purposes is $9,110,221.

DEFINITIONS:

GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Preferred Stock	$—	$1,870,834	$—	$1,870,834
Common Stocks	10,636,897	172,737,800	—	183,374,697
Securities Lending Collateral	13,053,830	—	—	13,053,830
Repurchase Agreement	—	1,306,174	—	1,306,174

Total Investment Securities	$23,690,727	$175,914,808	$—	$199,605,535

Other Assets (F)
Foreign Currency	$22,925	$—	$—	$22,925

Total Other Assets	$22,925	$—	$—	$22,925

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(13,053,830)	$—	$(13,053,830)

Total Other Liabilities	$—	$(13,053,830)	$—	$(13,053,830)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Brazil - 2.8%
Embraer SA - ADR	76,127	$ 2,586,034
Itau Unibanco Holding SA - ADR	207,896	2,650,674
Natura Cosmeticos SA	95,200	1,917,479
Canada - 2.2%
Canadian National Railway Co.	29,485	2,947,065
Teck Resources, Ltd. - Class B (A)	114,680	2,686,399
China - 1.9%
Baidu, Inc. - ADR (B)	37,119	4,911,215
Denmark - 2.5%
Novo Nordisk A/S - Class B	39,021	6,600,688
France - 7.5%
Air Liquide SA - Class A	38,370	5,093,322
Cie Generale des Etablissements Michelin - Class B	30,346	3,047,188
LVMH Moet Hennessy Louis Vuitton SA	35,740	6,497,257
Publicis Groupe SA	59,937	4,835,262
Germany - 8.2%
Adidas AG	47,997	5,350,865
Allianz SE - Class A	14,483	2,258,146
Deutsche Bank AG	113,805	5,133,232
Fresenius Medical Care AG & Co., KGaA	73,860	4,675,685
SAP AG	50,659	3,726,225
Hong Kong - 9.6%
AIA Group, Ltd.	1,074,647	5,092,227
CNOOC, Ltd.	1,898,346	3,421,899
Hong Kong Exchanges and Clearing, Ltd.	267,861	4,158,346
HSBC Holdings PLC	480,019	5,397,088
Industrial & Commercial Bank of China, Ltd. - Class H	7,155,171	4,705,164
Sinopharm Group Co., Ltd. - Class H (A)	763,678	2,097,367
Italy - 0.7%
Saipem SpA	88,685	1,893,612
Japan - 16.1%
Bridgestone Corp. (A)	104,067	3,698,837
FANUC Corp.	17,828	2,705,792
Japan Exchange Group, Inc. (A)	8,192	769,752
KDDI Corp.	56,080	3,098,691
Komatsu, Ltd.	204,274	4,564,922
Kubota Corp.	195,846	2,860,380
Mitsubishi UFJ Financial Group, Inc.	1,273,980	7,820,059
Softbank Corp.	55,556	3,540,695
Sumitomo Mitsui Trust Holdings, Inc.	1,016,292	4,691,696
Toyota Motor Corp.	129,575	7,900,753
Korea, Republic of - 1.5%
Samsung Electronics Co., Ltd.	3,490	3,976,412
Mexico - 1.2%
Wal-Mart de Mexico SAB de CV - Series V	1,154,880	3,160,091
Netherlands - 2.9%
ASML Holding NV	56,845	5,112,165
ING Groep NV (B)	231,356	2,363,784
Spain - 0.6%
Amadeus IT Holding SA - Class A (A)	45,437	1,560,744
Sweden - 1.6%
Hennes & Mauritz AB - Class B	110,811	4,127,691
Switzerland - 8.3%
Julius Baer Group, Ltd. (B)	64,870	2,946,820
Nestle SA	39,105	2,649,396
Novartis AG	72,561	5,221,852

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	22,559	$ 5,557,785
Swatch Group AG	2,285	1,357,988
Syngenta AG	9,767	3,876,405
United Kingdom - 17.0%
ARM Holdings PLC	104,056	1,385,083
British American Tobacco PLC	84,480	4,505,744
Burberry Group PLC	122,616	2,853,903
Carnival PLC - Class A	92,963	3,596,310
Kingfisher PLC	914,060	5,527,294
Pearson PLC	131,229	2,695,034
Reckitt Benckiser Group PLC	73,287	5,216,518
Rolls-Royce Holdings PLC (B)	231,820	4,143,711
Royal Bank of Scotland Group PLC (B)	254,166	1,228,001
SABMiller PLC	68,021	3,332,476
Standard Chartered PLC	207,675	4,816,287
Tullow Oil PLC	106,471	1,681,239
WPP PLC - Class A	165,823	2,986,738
United States - 10.8%
Accenture PLC - Class A (A)	42,026	3,101,939
Liberty Global PLC (B)	41,800	3,390,816
Lululemon Athletica, Inc. (A) (B)	56,065	3,900,442
MercadoLibre, Inc. (A)	15,200	1,784,936
Potash Corp. of Saskatchewan, Inc.	89,945	2,608,405
Schlumberger, Ltd.	54,346	4,419,960
SINA Corp. (B)	22,000	1,517,340
Yandex NV - Class A (B)	95,405	3,100,663
Yum! Brands, Inc.	57,270	4,176,128

Total Common Stocks (cost $214,183,832)		247,214,116

SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	14,827,827	14,827,827

Total Securities Lending Collateral (cost $14,827,827)		14,827,827

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $12,670,755 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $12,924,288.	$ 12,670,744	12,670,744

Total Repurchase Agreement (cost $12,670,744)		12,670,744

Total Investment Securities (cost $241,682,403) (D)		274,712,687
Other Assets and Liabilities - Net		(15,581,277)

Net Assets		$ 259,131,410

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSB	(16,344,100)	10/29/2013	$(21,279,528)	$(471,105)
EUR	SSB	4,685,800	10/29/2013	6,185,631	50,204
EUR	SSB	7,923,600	10/29/2013	10,221,206	323,474
EUR	SSB	(7,879,900)	10/29/2013	(10,486,216)	(308)
JPY	SSB	551,925,500	01/06/2014	5,517,015	126,195
JPY	SSB	(2,630,962,300)	01/06/2014	(26,531,693)	(368,806)

					$(340,346)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	11.4%	$31,308,969
Textiles, Apparel & Luxury Goods	7.3	19,960,455
Pharmaceuticals	6.3	17,380,325
Media	5.1	13,907,850
Chemicals	4.2	11,578,132
Internet Software & Services	4.1	11,314,154
Semiconductors & Semiconductor Equipment	3.8	10,473,660
Machinery	3.7	10,131,094
Specialty Retail	3.5	9,654,985
Capital Markets	2.9	8,080,052
Automobiles	2.9	7,900,753
Hotels, Restaurants & Leisure	2.8	7,772,438
Insurance	2.7	7,350,373
Diversified Financial Services	2.6	7,291,882
Health Care Providers & Services	2.5	6,773,052
Auto Components	2.5	6,746,025
Aerospace & Defense	2.4	6,729,745
Wireless Telecommunication Services	2.4	6,639,386
Energy Equipment & Services	2.3	6,313,572
Household Products	1.9	5,216,518
Oil, Gas & Consumable Fuels	1.9	5,103,138
IT Services	1.7	4,662,683
Tobacco	1.6	4,505,744
Software	1.4	3,726,225
Beverages	1.2	3,332,476
Food & Staples Retailing	1.1	3,160,091
Road & Rail	1.1	2,947,065
Metals & Mining	1.0	2,686,399
Food Products	1.0	2,649,396
Personal Products	0.7	1,917,479

Investment Securities, at Value	90.0	247,214,116
Short-Term Investments	10.0	27,498,571

Total Investments	100.0%	$274,712,687

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $14,246,821. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $241,682,403. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $40,295,381 and $7,265,097, respectively. Net unrealized appreciation for tax purposes is $33,030,284.

DEFINITIONS:

ADR	American Depositary Receipt
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$48,859,586	$198,354,530	$—	$247,214,116
Securities Lending Collateral	14,827,827	—	—	14,827,827
Repurchase Agreement	—	12,670,744	—	12,670,744

Total Investment Securities	$63,687,413	$211,025,274	$—	$274,712,687

Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$499,873	$—	$499,873

Total Derivative Financial Instruments	$—	$499,873	$—	$499,873

Other Assets (G)
Foreign Currency	$56	$—	$—	$56

Total Other Assets	$56	$—	$—	$56

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(840,219)	$—	$(840,219)

Total Derivative Financial Instruments	$—	$(840,219)	$—	$(840,219)

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(14,827,827)	$—	$(14,827,827)

Total Other Liabilities	$—	$(14,827,827)	$—	$(14,827,827)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	47,055	$ 3,904,624
United Technologies Corp.	44,436	4,691,108
Airlines - 0.5%
Delta Air Lines, Inc. (A)	54,417	1,155,273
Beverages - 4.0%
Coca-Cola Co.	174,923	7,010,914
PepsiCo, Inc.	18,583	1,552,424
Biotechnology - 5.0%
Biogen IDEC, Inc. (A)	16,921	3,690,978
Celgene Corp. (A)	21,733	3,191,708
Gilead Sciences, Inc. (A) (B)	61,294	3,766,516
Capital Markets - 1.4%
BlackRock, Inc. - Class A (B)	10,432	2,941,407
Chemicals - 3.8%
Eastman Chemical Co.	40,712	3,274,466
LyondellBasell Industries NV - Class A	22,504	1,546,250
Monsanto Co.	32,502	3,210,548
Commercial Services & Supplies - 1.8%
Stericycle, Inc. (A) (B)	21,465	2,488,652
Tyco International, Ltd.	39,219	1,365,213
Computers & Peripherals - 6.4%
Apple, Inc.	17,958	8,125,995
EMC Corp.	128,263	3,354,077
NetApp, Inc. (B)	53,381	2,195,027
Construction & Engineering - 0.8%
Fluor Corp. (B)	27,669	1,730,973
Consumer Finance - 1.4%
American Express Co.	18,456	1,361,499
Discover Financial Services	34,388	1,702,550
Containers & Packaging - 0.8%
Ball Corp.	36,202	1,621,488
Diversified Financial Services - 0.6%
NASDAQ OMX Group, Inc.	37,413	1,212,181
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	78,638	3,891,008
Energy Equipment & Services - 3.3%
Cameron International Corp. (A)	39,864	2,363,935
FMC Technologies, Inc. (A) (B)	18,901	1,007,424
Schlumberger, Ltd.	45,622	3,710,437
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	38,137	4,473,089
Food Products - 1.3%
ConAgra Foods, Inc.	74,504	2,697,790
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	48,536	1,777,874
Covidien PLC	38,686	2,384,218
Health Care Providers & Services - 1.0%
McKesson Corp.	17,874	2,192,425
Hotels, Restaurants & Leisure - 5.0%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	9,208	3,796,182
Las Vegas Sands Corp.	75,263	4,182,365
Marriott International, Inc. - Class A	62,470	2,596,878
Industrial Conglomerates - 1.3%
Danaher Corp.	41,569	2,799,256
Insurance - 0.7%
ACE, Ltd.	15,528	1,418,949

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (A)	18,757	$ 5,649,984
Internet Software & Services - 5.2%
eBay, Inc. (A)	83,156	4,298,334
Google, Inc. - Class A (A)	7,635	6,776,826
IT Services - 6.4%
Accenture PLC - Class A	37,449	2,764,111
International Business Machines Corp.	18,433	3,595,172
Mastercard, Inc. - Class A	9,075	5,541,286
Teradata Corp. (A) (B)	28,286	1,672,268
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	54,765	2,449,638
Machinery - 1.3%
Cummins, Inc.	22,300	2,702,537
Media - 5.5%
Comcast Corp. - Class A	115,957	5,227,341
DIRECTV (A)	60,230	3,810,752
Walt Disney Co. - Class A	41,675	2,694,289
Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc. (A) (B)	17,342	1,555,404
Pioneer Natural Resources Co. (B)	10,370	1,604,861
Personal Products - 1.0%
Avon Products, Inc.	46,575	1,064,705
Herbalife, Ltd. (B)	17,728	1,161,184
Pharmaceuticals - 3.3%
Allergan, Inc.	30,185	2,750,457
Mylan, Inc. (A)	76,367	2,562,877
Pfizer, Inc. (B)	57,591	1,683,385
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	6,302	1,008,698
Road & Rail - 2.4%
JB Hunt Transport Services, Inc.	27,559	2,064,996
Union Pacific Corp.	19,621	3,111,694
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. - Class A	79,918	2,203,339
Software - 6.8%
Intuit, Inc.	32,624	2,085,326
Microsoft Corp.	120,315	3,829,627
Oracle Corp.	199,481	6,453,210
VMware, Inc. - Class A (A)	25,291	2,078,667
Specialty Retail - 4.9%
Dick’s Sporting Goods, Inc. (B)	61,473	3,160,327
Foot Locker, Inc. (B)	81,968	2,961,504
Lowe’s Cos., Inc.	97,613	4,351,587
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. - Class B	57,320	3,606,574
Tobacco - 4.5%
Altria Group, Inc.	107,125	3,755,803
Philip Morris International, Inc.	66,462	5,927,081

Total Common Stocks (cost $187,050,111)		210,549,545

INVESTMENT COMPANY - 0.7%
Capital Markets - 0.7%
iShares Dow Jones US Real Estate Index Fund (B)	22,718	1,513,473

Total Investment Company (cost $1,451,368)		1,513,473

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	27,651,577	$ 27,651,577

Total Securities Lending Collateral (cost $27,651,577)		27,651,577

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $1,247,263 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $1,276,964.	$ 1,247,262	1,247,262

Total Repurchase Agreement (cost $1,247,262)		1,247,262

Total Investment Securities (cost $217,400,318) (D)		240,961,857
Other Assets and Liabilities - Net		(27,654,245)

Net Assets		$ 213,307,612

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $27,055,950. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $217,400,318. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,707,000 and $4,145,461, respectively. Net unrealized appreciation for tax purposes is $23,561,539.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$210,549,545	$—	$—	$210,549,545
Investment Company	1,513,473	—	—	1,513,473
Securities Lending Collateral	27,651,577	—	—	27,651,577
Repurchase Agreement	—	1,247,262	—	1,247,262

Total Investment Securities	$239,714,595	$1,247,262	$—	$240,961,857

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(27,651,577)	$—	$(27,651,577)

Total Other Liabilities	$—	$(27,651,577)	$—	$(27,651,577)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Beverages - 5.1%
Molson Coors Brewing Co. - Class B	1,556,240	$ 77,905,374
Chemicals - 2.9%
E.I. du Pont de Nemours & Co.	754,690	43,538,066
Commercial Banks - 9.1%
BankUnited, Inc.	730,968	22,104,472
CIT Group, Inc. (A)	1,200,053	60,134,656
Wells Fargo & Co.	1,275,520	55,485,120
Communications Equipment - 2.5%
QUALCOMM, Inc.	590,819	38,137,366
Computers & Peripherals - 6.6%
Apple, Inc.	132,994	60,179,785
EMC Corp.	1,536,205	40,171,761
Diversified Financial Services - 10.6%
Citigroup, Inc.	1,651,600	86,114,424
JPMorgan Chase & Co.	1,342,250	74,803,593
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	923,140	45,676,967
Electric Utilities - 2.6%
American Electric Power Co., Inc.	854,654	39,613,213
Electrical Equipment - 5.4%
Eaton Corp. PLC	1,194,749	82,377,944
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	391,655	30,525,591
Food Products - 2.1%
Pinnacle Foods, Inc.	1,232,011	31,379,320
Health Care Equipment & Supplies - 3.6%
Medtronic, Inc.	995,576	54,995,618
Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	311,975	30,598,508
Household Products - 1.3%
Procter & Gamble Co.	255,308	20,501,232
Industrial Conglomerates - 3.2%
General Electric Co.	1,984,834	48,370,405
Insurance - 4.2%
MetLife, Inc.	1,313,640	63,606,449
Life Sciences Tools & Services - 2.9%
Affymetrix, Inc. (A) (B)	2,455,620	9,331,356
Bio-Rad Laboratories, Inc. - Class A (A)	162,776	19,857,044
PerkinElmer, Inc.	432,750	14,752,448
Machinery - 0.1%
Xylem, Inc.	36,733	915,754
Metals & Mining - 3.0%
Cliffs Natural Resources, Inc. (B)	1,326,755	25,884,990
Freeport-McMoRan Copper & Gold, Inc.	690,330	19,522,532
Multi-Utilities - 1.7%
PG&E Corp.	547,153	25,108,851
Multiline Retail - 2.9%
Target Corp.	621,480	44,280,450
Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp.	276,595	34,820,545
Exxon Mobil Corp.	369,073	34,600,594
Occidental Petroleum Corp.	678,145	60,388,812
Royal Dutch Shell PLC - Class A ADR	656,913	44,900,003
Williams Cos., Inc.	645,335	22,051,097

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 7.3%
Merck & Co., Inc.	528,606	$ 25,462,951
Pfizer, Inc.	2,915,135	85,209,396

Total Common Stocks (cost $1,249,707,388)		1,473,306,687

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	30,426,516	30,426,516

Total Securities Lending Collateral (cost $30,426,516)		30,426,516

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $58,883,547 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 12/01/2027 - 12/15/2027, and with a total value of $60,063,527.	$ 58,883,498	58,883,498

Total Repurchase Agreement (cost $58,883,498)		58,883,498

Total Investment Securities (cost $1,339,017,402) (D)		1,562,616,701
Other Assets and Liabilities - Net		(45,112,118)

Net Assets		$ 1,517,504,583

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $29,662,704. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,339,017,402. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $226,712,726 and $3,113,427, respectively. Net unrealized appreciation for tax purposes is $223,599,299.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$1,473,306,687	$—	$—	$1,473,306,687
Securities Lending Collateral	30,426,516	—	—	30,426,516
Repurchase Agreement	—	58,883,498	—	58,883,498

Total Investment Securities	$1,503,733,203	$58,883,498	$—	$1,562,616,701

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(30,426,516)	$—	$(30,426,516)

Total Other Liabilities	$—	$(30,426,516)	$—	$(30,426,516)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 105.3%
Aerospace & Defense - 4.0%
Honeywell International, Inc. (A)	26,700	$ 2,215,566
United Technologies Corp. (A)	28,260	2,983,408
Auto Components - 1.6%
Johnson Controls, Inc. (A)	35,900	1,443,539
TRW Automotive Holdings Corp. (A) (B)	8,430	618,003
Automobiles - 1.9%
General Motors Co. (A) (B)	70,270	2,520,585
Beverages - 2.9%
Coca-Cola Co. (A)	18,450	739,476
Coca-Cola Enterprises, Inc. (A)	54,760	2,055,690
Dr. Pepper Snapple Group, Inc. (A)	10,140	473,944
PepsiCo, Inc. (A)	6,660	556,376
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (A) (B)	6,460	750,846
Biogen IDEC, Inc. (A) (B)	8,970	1,956,626
Celgene Corp. (A) (B)	10,920	1,603,711
Onyx Pharmaceuticals, Inc. (B)	2,950	387,335
Vertex Pharmaceuticals, Inc. (B)	9,460	754,908
Building Products - 0.5%
Masco Corp. (A)	32,420	665,258
Capital Markets - 3.1%
Goldman Sachs Group, Inc. (A)	4,340	711,890
Invesco, Ltd. (A)	16,770	539,826
Morgan Stanley (A)	41,610	1,132,208
State Street Corp. (A)	13,640	950,299
TD Ameritrade Holding Corp. (A)	26,050	704,132
Chemicals - 3.0%
Air Products & Chemicals, Inc. (A)	20,250	2,199,960
Axiall Corp. (A)	24,560	1,082,605
Dow Chemical Co.	18,420	645,437
Commercial Banks - 4.1%
BB&T Corp. (A)	25,620	914,378
CIT Group, Inc. (A) (B)	10,370	519,640
Comerica, Inc. - Class A (A)	29,600	1,259,184
SunTrust Banks, Inc. (A)	31,000	1,078,490
Wells Fargo & Co. (A)	34,790	1,513,365
Communications Equipment - 1.4%
Cisco Systems, Inc. (A)	37,740	964,257
QUALCOMM, Inc. (A)	12,848	829,338
Construction & Engineering - 1.6%
Fluor Corp. (A)	34,100	2,133,296
Consumer Finance - 0.5%
Capital One Financial Corp.	9,200	634,984
Containers & Packaging - 0.2%
Rock-Tenn Co. - Class A (A)	1,630	186,391
Diversified Financial Services - 2.5%
Bank of America Corp. (A)	95,780	1,398,388
Citigroup, Inc.	29,239	1,524,521
IntercontinentalExchange, Inc. (A) (B)	2,070	377,672
Electric Utilities - 3.3%
Edison International	32,850	1,637,572
NextEra Energy, Inc. (A)	21,060	1,824,007
Xcel Energy, Inc. (A)	27,450	822,128
Electrical Equipment - 1.7%
Emerson Electric Co. (A)	36,650	2,249,211
Energy Equipment & Services - 1.5%
Ensco PLC - Class A	11,850	679,479
National Oilwell Varco, Inc.	2,600	182,442
Schlumberger, Ltd. (A)	14,070	1,144,313

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	13,340	$ 820,277
Food Products - 2.2%
Archer-Daniels-Midland Co. (A)	30,170	1,100,300
General Mills, Inc. (A)	10,330	537,160
Mondelez International, Inc. - Class A (A)	38,740	1,211,400
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	5,670	414,137
CareFusion Corp. - Class A (A) (B)	27,390	1,056,432
Covidien PLC	19,800	1,220,274
Health Care Providers & Services - 2.6%
DaVita HealthCare Partners, Inc. (B)	10,040	1,168,756
Humana, Inc. - Class A (A)	10,670	973,744
UnitedHealth Group, Inc. (A)	16,810	1,224,609
Health Care Technology - 0.4%
Cerner Corp. (B)	10,200	499,800
Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises, Ltd. - Class A	15,590	593,823
Yum! Brands, Inc.	4,810	350,745
Household Durables - 0.9%
Lennar Corp. - Class A	10,460	354,280
NVR, Inc. (B)	260	240,656
PulteGroup, Inc. (A)	32,850	546,296
Household Products - 2.2%
Clorox Co.	9,150	786,351
Kimberly-Clark Corp.	20,850	2,059,980
Insurance - 5.9%
ACE, Ltd. (A)	30,330	2,771,555
Aflac, Inc. (A)	7,410	457,049
AON PLC	7,560	510,300
Everest RE Group, Ltd. (A)	6,320	843,910
Hartford Financial Services Group, Inc. (A)	29,460	909,136
MetLife, Inc. (A)	36,320	1,758,614
PartnerRe, Ltd.	5,400	483,516
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (A) (B)	4,750	1,430,795
Expedia, Inc. (A)	5,420	255,445
priceline.com, Inc. (B)	480	420,321
Internet Software & Services - 4.3%
eBay, Inc. (A) (B)	18,700	966,603
Google, Inc. - Class A (A) (B)	4,760	4,224,976
LinkedIn Corp. - Class A (B)	1,690	344,405
IT Services - 1.0%
Alliance Data Systems Corp. (B)	2,320	458,850
Cognizant Technology Solutions Corp. - Class A (A) (B)	4,320	312,725
Visa, Inc. - Class A (A)	3,250	575,282
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (B)	3,460	763,276
Machinery - 1.6%
PACCAR, Inc. (A)	26,130	1,470,335
SPX Corp.	7,750	592,178
Media - 6.8%
CBS Corp. - Class B (A)	37,300	1,970,932
Comcast Corp. - Class A (A)	19,080	860,126
DISH Network Corp. - Class A (A)	15,030	671,090
Time Warner Cable, Inc. (A)	5,090	580,616
Time Warner, Inc. (A)	77,500	4,825,150
Metals & Mining - 1.1%
Alcoa, Inc. (A)	137,270	1,091,296
Alumina, Ltd. - ADR (B)	83,710	291,311
Walter Energy, Inc.	2,610	29,206

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.7%
DTE Energy Co.	2,700	$ 190,890
NiSource, Inc. - Class B (A)	23,250	714,240
Sempra Energy	14,900	1,305,687
Multiline Retail - 0.8%
Target Corp. (A)	14,600	1,040,250
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. - Class A	5,170	457,648
Apache Corp.	3,890	312,173
ConocoPhillips	4,660	302,248
Marathon Petroleum Corp.	8,950	656,303
Occidental Petroleum Corp.	5,650	503,133
Williams Cos., Inc. (A)	18,760	641,029
Paper & Forest Products - 0.4%
International Paper Co.	9,900	478,269
Pharmaceuticals - 3.5%
Allergan, Inc.	3,000	273,360
Bristol-Myers Squibb Co. (A)	30,050	1,299,362
Johnson & Johnson	25,540	2,387,990
Valeant Pharmaceuticals International, Inc. (B)	5,620	526,032
Real Estate Investment Trusts - 5.8%
Apartment Investment & Management Co. - Class A	16,480	484,182
Boston Properties, Inc. (A)	3,520	376,464
Brandywine Realty Trust (A)	28,770	401,054
Camden Property Trust	8,800	620,752
CBL & Associates Properties, Inc. (A)	17,160	390,733
Cousins Properties, Inc.	40,100	411,025
CubeSmart - Class A (A)	13,530	219,186
Digital Realty Trust, Inc.	5,500	304,095
General Growth Properties, Inc.	6,610	137,091
HCP, Inc.	13,800	605,406
Highwoods Properties, Inc.	17,770	644,696
Host Hotels & Resorts, Inc.	46,670	833,526
Kimco Realty Corp.	17,090	385,380
Post Properties, Inc.	8,120	377,742
ProLogis, Inc. - Class A	11,710	449,196
Simon Property Group, Inc. (A)	5,840	934,750
Road & Rail - 2.3%
CSX Corp. (A)	60,910	1,511,177
Norfolk Southern Corp. (A)	4,320	316,051
Union Pacific Corp. (A)	7,530	1,194,183
Semiconductors & Semiconductor Equipment - 8.3%
Applied Materials, Inc. - Class A (A)	98,560	1,607,514
ASML Holding NV - Class G	5,295	476,021
Avago Technologies, Ltd. - Class A	50,900	1,867,012
Broadcom Corp. - Class A (A)	51,150	1,410,205
Freescale Semiconductor, Ltd. (A) (B)	41,700	654,690
KLA-Tencor Corp. (A)	16,900	990,847
LAM Research Corp. (A) (B)	40,850	2,010,637
ON Semiconductor Corp. (A) (B)	65,810	542,274
Xilinx, Inc. (A)	28,130	1,313,390
Software - 2.5%
Adobe Systems, Inc. (A) (B)	15,850	749,388
Citrix Systems, Inc. (A) (B)	7,450	536,549
Microsoft Corp. (A)	19,280	613,682
Oracle Corp. (A)	21,570	697,790
Splunk, Inc. (B)	2,658	132,927
VMware, Inc. - Class A (B)	6,660	547,385

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.3%
AutoZone, Inc. (A) (B)	960	$ 430,637
Home Depot, Inc. (A)	8,120	641,723
Lowe’s Cos., Inc. (A)	16,710	744,932
Ross Stores, Inc. (A)	8,800	593,736
TJX Cos., Inc. (A)	11,490	597,940
Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. (B)	6,020	418,811
V.F. Corp. (A)	4,410	868,770
Tobacco - 1.4%
Philip Morris International, Inc.	20,820	1,856,728
Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	2,530	663,214

Total Common Stocks (cost $115,877,460)		137,244,807

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.03% (D), dated 07/31/2013, to be repurchased at $33,477 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $36,590.	$ 33,477	33,477

Total Repurchase Agreement (cost $33,477)		33,477

Total Investment Securities (cost $115,910,937) (E)		137,278,284
Other Assets and Liabilities - Net		(6,937,447)

Net Assets		$ 130,340,837

	Shares	Value
SECURITIES SOLD SHORT - (79.8%)
COMMON STOCKS - (79.8%)
Aerospace & Defense - (3.5%)
Boeing Co.	(8,685)	$ (912,794)
Lockheed Martin Corp.	(19,910)	(2,391,589)
Raytheon Co.	(12,110)	(869,982)
Textron, Inc.	(12,690)	(347,452)
Air Freight & Logistics - (0.4%)
United Parcel Service, Inc. - Class B	(6,600)	(572,880)
Auto Components - (0.8%)
Autoliv, Inc.	(7,020)	(574,025)
Gentex Corp.	(18,320)	(413,666)
Automobiles - (0.9%)
Ford Motor Co.	(68,760)	(1,160,669)
Beverages - (0.8%)
Brown-Forman Corp. - Class B	(13,990)	(1,014,415)
Biotechnology - (0.9%)
Amgen, Inc.	(9,170)	(993,019)
United Therapeutics Corp. (B)	(3,350)	(250,714)
Capital Markets - (1.5%)
Ameriprise Financial, Inc.	(3,000)	(267,000)
BlackRock, Inc. - Class A	(1,710)	(482,152)
Federated Investors, Inc. - Class B	(9,870)	(286,526)
Franklin Resources, Inc.	(18,750)	(916,500)
Teton Advisors, Inc. - Class B (B) (F)	(3)	0
Chemicals - (3.7%)
Cabot Corp.	(16,250)	(666,575)
OM Group, Inc. (B)	(17,890)	(552,264)
Praxair, Inc.	(18,040)	(2,167,867)
Sigma-Aldrich Corp.	(10,980)	(917,489)
Valspar Corp.	(7,440)	(506,813)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Commercial Banks - (2.7%)
BancorpSouth, Inc.	(24,550)	$ (482,407)
Bank of Hawaii Corp.	(12,120)	(674,357)
Commerce Bancshares, Inc.	(10,700)	(488,241)
Trustmark Corp. - Class A	(16,360)	(441,229)
UMB Financial Corp.	(14,080)	(841,984)
Valley National Bancorp	(56,337)	(583,088)
Commercial Services & Supplies - (0.2%)
ADT Corp. (B)	(5,800)	(232,464)
Communications Equipment - (0.2%)
Juniper Networks, Inc. (B)	(10,130)	(219,517)
Computers & Peripherals - (0.6%)
Seagate Technology PLC	(10,290)	(420,964)
Western Digital Corp.	(5,100)	(328,338)
Construction Materials - (0.1%)
Vulcan Materials Co.	(2,650)	(125,027)
Consumer Finance - (0.3%)
Discover Financial Services	(8,230)	(407,467)
Containers & Packaging - (0.2%)
MeadWestvaco Corp.	(8,540)	(315,553)
Electric Utilities - (2.7%)
Entergy Corp. - Class B	(9,780)	(660,150)
FirstEnergy Corp.	(27,460)	(1,045,402)
Southern Co.	(41,820)	(1,875,209)
Electrical Equipment - (1.1%)
Rockwell Automation, Inc. - Class B	(14,420)	(1,396,577)
Energy Equipment & Services - (0.7%)
Diamond Offshore Drilling, Inc.	(4,920)	(331,805)
Nabors Industries, Ltd.	(22,910)	(352,585)
Tenaris SA - ADR	(5,510)	(244,919)
Food & Staples Retailing - (1.0%)
Safeway, Inc.	(13,360)	(344,554)
Sysco Corp.	(28,490)	(983,190)
Food Products - (2.5%)
Campbell Soup Co.	(8,860)	(414,648)
Hershey Co.	(22,100)	(2,096,627)
Mead Johnson Nutrition Co. - Class A	(9,500)	(691,980)
Gas Utilities - (0.5%)
National Fuel Gas Co.	(4,750)	(307,942)
ONEOK, Inc.	(7,300)	(386,535)
Health Care Equipment & Supplies - (3.4%)
Becton Dickinson and Co.	(4,720)	(489,558)
CR Bard, Inc.	(6,250)	(716,250)
Edwards Lifesciences Corp. (B)	(2,110)	(150,612)
Medtronic, Inc.	(19,070)	(1,053,427)
Varian Medical Systems, Inc. (B)	(11,600)	(841,000)
Zimmer Holdings, Inc. - Class A	(13,690)	(1,142,841)
Health Care Providers & Services - (1.4%)
Laboratory Corp. of America Holdings (B)	(5,520)	(534,005)
Tenet Healthcare Corp. (B)	(11,820)	(527,763)
WellPoint, Inc.	(9,110)	(779,451)
Hotels, Restaurants & Leisure - (0.9%)
Choice Hotels International, Inc.	(4,090)	(170,021)
Darden Restaurants, Inc.	(10,660)	(522,873)
Hyatt Hotels Corp. - Class A (B)	(9,590)	(433,948)
Household Products - (1.0%)
Church & Dwight Co., Inc.	(19,750)	(1,258,075)
Industrial Conglomerates - (2.5%)
3M Co.	(5,620)	(659,957)
Danaher Corp.	(12,210)	(822,221)
General Electric Co.	(74,510)	(1,815,809)

	Shares	Value
COMMON STOCKS (continued)
Insurance - (6.0%)
Allstate Corp.	(14,850)	$ (757,053)
American International Group, Inc. (B)	(15,010)	(683,105)
Arch Capital Group, Ltd. (B)	(17,110)	(926,506)
Assurant, Inc.	(5,050)	(273,508)
Chubb Corp. - Class A	(12,950)	(1,120,175)
Principal Financial Group, Inc.	(6,470)	(280,539)
Progressive Corp.	(46,690)	(1,214,407)
Torchmark Corp.	(12,360)	(878,549)
Travelers Cos., Inc.	(11,230)	(938,267)
WR Berkley Corp.	(18,630)	(789,353)
Internet & Catalog Retail - (1.2%)
Groupon, Inc. - Class A (B)	(48,930)	(433,520)
NetFlix, Inc. (B)	(4,760)	(1,162,487)
Internet Software & Services - (0.4%)
AOL, Inc. (B)	(12,580)	(463,447)
IT Services - (0.8%)
Automatic Data Processing, Inc.	(9,990)	(720,179)
Paychex, Inc.	(8,440)	(332,874)
Leisure Equipment & Products - (0.6%)
Hasbro, Inc.	(16,040)	(737,840)
Machinery - (2.6%)
Caterpillar, Inc.	(11,620)	(963,414)
Dover Corp.	(16,650)	(1,425,906)
Illinois Tool Works, Inc. - Class A	(8,835)	(636,473)
Ingersoll-Rand PLC	(5,190)	(316,850)
Media - (5.4%)
AMC Networks, Inc. (B)	(2,950)	(201,367)
Discovery Communications, Inc. - Series A (B)	(6,500)	(518,180)
Interpublic Group of Cos., Inc.	(34,090)	(560,781)
News Corp. - Class B (B)	(31,490)	(506,674)
Omnicom Group, Inc.	(20,630)	(1,325,890)
Scripps Networks Interactive, Inc. - Class A	(22,050)	(1,560,479)
Twenty-First Century Fox, Inc.	(31,670)	(949,783)
Washington Post Co. - Class B	(2,650)	(1,424,004)
Metals & Mining - (2.0%)
Cliffs Natural Resources, Inc.	(70,395)	(1,373,406)
Nucor Corp.	(17,190)	(804,148)
Vale SA - Class B ADR	(33,190)	(455,367)
Multi-Utilities - (2.0%)
Consolidated Edison, Inc.	(17,340)	(1,038,666)
Public Service Enterprise Group, Inc.	(24,950)	(843,061)
Wisconsin Energy Corp.	(17,690)	(769,161)
Multiline Retail - (0.3%)
Kohl’s Corp.	(8,020)	(424,900)
Oil, Gas & Consumable Fuels - (2.9%)
CONSOL Energy, Inc.	(12,250)	(380,118)
Devon Energy Corp. - Class A	(6,870)	(377,919)
Exxon Mobil Corp.	(12,000)	(1,125,000)
Southwestern Energy Co. (B)	(9,080)	(352,213)
Spectra Energy Corp.	(20,680)	(744,273)
TransCanada Corp.	(10,250)	(468,630)
WPX Energy, Inc. (B)	(19,340)	(371,521)
Paper & Forest Products - (0.1%)
Domtar Corp.	(2,910)	(202,274)
Personal Products - (0.9%)
Estee Lauder Cos., Inc. - Class A	(17,510)	(1,149,532)
Pharmaceuticals - (3.3%)
AbbVie, Inc. - Class G	(12,970)	(589,876)
Eli Lilly & Co.	(31,130)	(1,653,314)
Hospira, Inc. (B)	(20,280)	(825,396)
Pfizer, Inc.	(44,400)	(1,297,812)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - (5.3%)
Corporate Office Properties Trust	(10,320)	$ (262,954)
DCT Industrial Trust, Inc.	(113,160)	(849,832)
DDR Corp.	(24,450)	(417,606)
EastGroup Properties, Inc.	(9,420)	(582,721)
Health Care REIT, Inc.	(14,110)	(909,954)
Hudson Pacific Properties, Inc.	(33,550)	(728,035)
Macerich Co. - Class A	(11,160)	(692,478)
Realty Income Corp.	(10,250)	(444,952)
Senior Housing Properties Trust	(19,970)	(502,245)
UDR, Inc.	(23,600)	(590,944)
Weingarten Realty Investors	(28,900)	(905,148)
Real Estate Management & Development - (0.9%)
Brookfield Office Properties, Inc.	(66,130)	(1,119,581)
Road & Rail - (1.5%)
Heartland Express, Inc.	(45,190)	(665,197)
Knight Transportation, Inc.	(36,830)	(625,005)
Werner Enterprises, Inc.	(26,710)	(642,643)
Semiconductors & Semiconductor Equipment - (5.9%)
Analog Devices, Inc. - Class A	(21,270)	(1,049,887)
Intel Corp.	(71,310)	(1,661,523)
Linear Technology Corp.	(25,440)	(1,031,846)
Microchip Technology, Inc.	(47,350)	(1,881,689)
NVIDIA Corp.	(35,610)	(513,852)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(73,800)	(1,253,124)
Teradyne, Inc. (B)	(20,960)	(345,631)
Software - (0.9%)
Electronic Arts, Inc. (B)	(43,700)	(1,141,444)
Specialty Retail - (0.5%)
Bed Bath & Beyond, Inc. (B)	(3,830)	(292,880)
CarMax, Inc. (B)	(6,590)	(323,174)
Tobacco - (1.3%)
Altria Group, Inc.	(49,300)	(1,728,458)
Trading Companies & Distributors - (0.5%)
Fastenal Co.	(12,610)	(618,016)

Total Common Stocks (proceeds $(88,139,550))		(104,003,977)

Total Securities Sold Short (proceeds $(88,139,550))		(104,003,977)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $69,356,739.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at July 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $115,910,937. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,637,111 and $1,269,764, respectively. Net unrealized appreciation for tax purposes is $21,367,347.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$137,244,807	$—	$—	$137,244,807
Repurchase Agreement	—	33,477	—	33,477

Total Investment Securities	$137,244,807	$33,477	$—	$137,278,284

Other Assets (H)
Cash on Deposit with Broker	$97,853,467	$—	$—	$97,853,467

Total Other Assets	$97,853,467	$—	$—	$97,853,467

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Securities Sold Short
Common Stocks
Aerospace & Defense	$(4,521,817)	$—	$—	$(4,521,817)
Air Freight & Logistics	(572,880)	—	—	(572,880)
Auto Components	(987,691)	—	—	(987,691)
Automobiles	(1,160,669)	—	—	(1,160,669)
Beverages	(1,014,415)	—	—	(1,014,415)
Biotechnology	(1,243,733)	—	—	(1,243,733)
Capital Markets	(1,952,178)	—	0	(1,952,178)
Chemicals	(4,811,008)	—	—	(4,811,008)
Commercial Banks	(3,511,306)	—	—	(3,511,306)
Commercial Services & Supplies	(232,464)	—	—	(232,464)
Communications Equipment	(219,517)	—	—	(219,517)
Computers & Peripherals	(749,302)	—	—	(749,302)
Construction Materials	(125,027)	—	—	(125,027)
Consumer Finance	(407,467)	—	—	(407,467)
Containers & Packaging	(315,553)	—	—	(315,553)
Electric Utilities	(3,580,761)	—	—	(3,580,761)
Electrical Equipment	(1,396,577)	—	—	(1,396,577)
Energy Equipment & Services	(929,309)	—	—	(929,309)
Food & Staples Retailing	(1,327,744)	—	—	(1,327,744)
Food Products	(3,203,255)	—	—	(3,203,255)
Gas Utilities	(694,477)	—	—	(694,477)
Health Care Equipment & Supplies	(4,393,688)	—	—	(4,393,688)
Health Care Providers & Services	(1,841,219)	—	—	(1,841,219)
Hotels, Restaurants & Leisure	(1,126,842)	—	—	(1,126,842)
Household Products	(1,258,075)	—	—	(1,258,075)
IT Services	(1,053,053)	—	—	(1,053,053)
Industrial Conglomerates	(3,297,987)	—	—	(3,297,987)
Insurance	(7,861,462)	—	—	(7,861,462)
Internet & Catalog Retail	(1,596,007)	—	—	(1,596,007)
Internet Software & Services	(463,447)	—	—	(463,447)
Leisure Equipment & Products	(737,840)	—	—	(737,840)
Machinery	(3,342,643)	—	—	(3,342,643)
Media	(7,047,158)	—	—	(7,047,158)
Metals & Mining	(2,632,921)	—	—	(2,632,921)
Multi-Utilities	(2,650,888)	—	—	(2,650,888)
Multiline Retail	(424,900)	—	—	(424,900)
Oil, Gas & Consumable Fuels	(3,819,674)	—	—	(3,819,674)
Paper & Forest Products	(202,274)	—	—	(202,274)
Personal Products	(1,149,532)	—	—	(1,149,532)
Pharmaceuticals	(4,366,398)	—	—	(4,366,398)
Real Estate Investment Trusts	(6,886,869)	—	—	(6,886,869)
Real Estate Management & Development	(1,119,581)	—	—	(1,119,581)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES (continued)
Securities Sold Short (continued)
Common Stocks (continued)
Road & Rail	$(1,932,845)	$—	$—	$(1,932,845)
Semiconductors & Semiconductor Equipment	(7,737,552)	—	—	(7,737,552)
Software	(1,141,444)	—	—	(1,141,444)
Specialty Retail	(616,054)	—	—	(616,054)
Tobacco	(1,728,458)	—	—	(1,728,458)
Trading Companies & Distributors	(618,016)	—	—	(618,016)

Total Securities Sold Short	$(104,003,977)	$—	$0	$(104,003,977)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Securities Sold Short

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013
Common Stocks	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

(I)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 10.9%
U.S. Treasury Bill
0.04%, 12/12/2013 (A)	$ 42,000,000	$ 41,989,369

Total Short-Term U.S. Government Obligation (cost $41,989,369)		41,989,369

	Shares	Value
INVESTMENT COMPANIES - 78.5%
Capital Markets - 70.6%
Dreyfus Treasury Cash Management	121,069,589	121,069,589
UBS Select Treasury Preferred	151,420,428	151,420,428
Money Market - 7.9%
BlackRock Liquidity Funds T-Fund Portfolio	30,372,054	30,372,054

Total Investment Companies (cost $302,862,071)		302,862,071

Total Investment Securities (cost $344,851,440) (B)		344,851,440
Other Assets and Liabilities - Net		40,999,389

Net Assets		$ 385,850,829

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (D)

Reference Entity	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year Euro-Schatz Futures	09/06/2013	BOA	$315,000	$(105,239)	$0	$(105,239)
2-Year U.S. Treasury Note Futures	09/30/2013	BOA	200,000	(43,757)	0	(43,757)
Aluminum September Futures (E)	09/18/2013	BCLY	3,250	244,975	0	244,975
Coffee December Futures	12/18/2013	BCLY	375,000	(3,562)	0	(3,562)
Gold December Futures	12/27/2013	BCLY	7,800	(166,690)	0	(166,690)
Silver September Futures	09/26/2013	BCLY	235,000	490,680	0	490,680
Soybean November Futures	11/14/2013	BCLY	20,000	(570)	0	(570)
Soybean Oil December Futures	12/13/2013	BCLY	5,340,000	248,472	0	248,472
Wheat September Futures	09/13/2013	BCLY	605,000	163,408	0	163,408

				$827,717	$0	$827,717

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)

Reference Entity	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Lean Hogs October Futures	10/14/2013	BCLY	$2,280,000	$(38,621)	$0	$(38,621)
MSCI Taiwan Index Futures	08/29/2013	BOA	10,700	(15,133)	0	(15,133)
Soybean Meal December Futures	12/13/2013	BCLY	2,100	(52,535)	0	(52,535)
Swiss Market Index Futures	09/20/2013	RBS	800	(63,085)	0	(63,085)

				$(169,374)	$0	$(169,374)

FUTURES CONTRACTS: (F)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Short	(145)	09/16/2013	$(19,944)
10-Year Government of Canada Bond	Short	(137)	09/19/2013	271,824
10-Year Japan Government Bond	Short	(8)	09/10/2013	(105,403)
10-Year U.S. Treasury Note	Short	(203)	09/19/2013	150,018
3-Month Aluminum	Long	20	08/02/2013	(40,775)
3-Month Aluminum	Short	(20)	08/02/2013	38,875
3-Month Aluminum	Long	5	08/16/2013	(9,196)
3-Month Aluminum	Short	(5)	08/16/2013	9,217
3-Month Aluminum	Long	5	08/30/2013	(15,955)
3-Month Aluminum	Short	(5)	08/30/2013	16,917
3-Month Aluminum	Long	7	09/27/2013	1,367
3-Month Aluminum	Short	(7)	09/27/2013	(2,491)
3-Month Aluminum	Long	2	10/01/2013	62
3-Month Aluminum	Short	(2)	10/01/2013	23
3-Month Aluminum	Long	1	10/22/2013	(1,163)
3-Month Aluminum	Short	(1)	10/22/2013	1,020
3-Month Aluminum	Long	8	10/23/2013	(9,285)
3-Month Aluminum	Short	(8)	10/23/2013	8,754
3-Month Canadian Bankers’ Acceptance	Short	(70)	12/16/2013	(1,257)
3-Month Canadian Bankers’ Acceptance	Short	(61)	03/17/2014	(361)
3-Month Copper	Long	3	08/02/2013	(2,456)
3-Month Copper	Short	(3)	08/02/2013	(1,971)
3-Month Copper	Long	1	08/22/2013	(13,948)
3-Month Copper	Short	(1)	08/22/2013	14,387
3-Month Copper	Long	7	08/23/2013	(70,907)
3-Month Copper	Short	(7)	08/23/2013	78,150
3-Month Copper	Long	1	08/30/2013	(10,648)
3-Month Copper	Short	(1)	08/30/2013	9,681
3-Month Copper	Long	1	09/04/2013	(11,929)
3-Month Copper	Short	(1)	09/04/2013	12,428
3-Month Copper	Long	4	09/05/2013	(57,600)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FUTURES CONTRACTS: (continued)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Copper	Short	(4)	09/05/2013	$57,182
3-Month Copper	Long	3	09/06/2013	(37,506)
3-Month Copper	Short	(3)	09/06/2013	34,837
3-Month Copper	Long	2	09/12/2013	(11,815)
3-Month Copper	Short	(2)	09/12/2013	10,046
3-Month Copper	Long	7	09/13/2013	(33,050)
3-Month Copper	Short	(7)	09/13/2013	40,301
3-Month Copper	Long	1	09/17/2013	(4,868)
3-Month Copper	Short	(1)	09/17/2013	6,653
3-Month Copper	Long	3	09/19/2013	(8,307)
3-Month Copper	Short	(3)	09/19/2013	10,353
3-Month Copper	Long	10	09/20/2013	18,717
3-Month Copper	Short	(10)	09/20/2013	(11,189)
3-Month Copper	Long	1	10/01/2013	(1,666)
3-Month Copper	Short	(1)	10/01/2013	(356)
3-Month Copper	Long	2	10/17/2013	(2,990)
3-Month Copper	Short	(2)	10/17/2013	3,187
3-Month Copper	Long	4	10/22/2013	(11,760)
3-Month Copper	Short	(4)	10/22/2013	10,925
3-Month Copper	Long	9	10/23/2013	(25,773)
3-Month Copper	Short	(9)	10/23/2013	30,402
3-Month Copper	Long	9	10/24/2013	(40,683)
3-Month Copper	Short	(9)	10/24/2013	52,875
3-Month Copper	Long	6	10/25/2013	(18,194)
3-Month Copper	Short	(6)	10/25/2013	16,994
3-Month EURIBOR	Short	(29)	12/16/2013	(410)
3-Month EURIBOR	Short	(42)	03/17/2014	(1,492)
3-Month EURIBOR	Short	(47)	06/16/2014	(990)
3-Month EURIBOR	Short	(37)	09/15/2014	357
3-Month EURIBOR	Short	(30)	12/15/2014	349
3-Month EURIBOR	Short	(38)	03/16/2015	1,100
3-Month EURIBOR	Short	(38)	06/15/2015	1,630
3-Month Euroswiss	Short	(165)	12/16/2013	(4,592)
3-Month Euroswiss	Short	(152)	03/17/2014	(7,540)
3-Month Nickel	Long	9	08/02/2013	(56,815)
3-Month Nickel	Short	(9)	08/02/2013	57,132
3-Month Nickel	Long	1	08/23/2013	(6,680)
3-Month Nickel	Short	(1)	08/23/2013	6,482
3-Month Nickel	Long	3	09/05/2013	(27,891)
3-Month Nickel	Short	(3)	09/05/2013	27,885
3-Month Nickel	Long	5	09/06/2013	(39,213)
3-Month Nickel	Short	(5)	09/06/2013	36,249
3-Month Sterling	Short	(50)	12/18/2013	(8,987)
3-Month Sterling	Short	(74)	03/19/2014	(15,701)
3-Month Sterling	Short	(81)	06/18/2014	(14,951)
3-Month Sterling	Short	(88)	09/17/2014	(17,427)
3-Month Sterling	Short	(75)	12/17/2014	(20,152)
3-Month Sterling	Short	(84)	03/18/2015	(29,472)
3-Month Sterling	Short	(102)	06/17/2015	(37,117)
3-Month Zinc	Long	26	08/02/2013	(32,598)
3-Month Zinc	Short	(26)	08/02/2013	34,937
3-Month Zinc	Long	12	08/07/2013	(23,669)
3-Month Zinc	Short	(12)	08/07/2013	22,089
3-Month Zinc	Long	12	08/08/2013	(28,142)
3-Month Zinc	Short	(12)	08/08/2013	29,748
3-Month Zinc	Long	20	08/09/2013	(39,157)
3-Month Zinc	Short	(20)	08/09/2013	34,910
3-Month Zinc	Long	6	08/30/2013	(13,854)
3-Month Zinc	Short	(6)	08/30/2013	14,631
3-Month Zinc	Long	6	09/03/2013	(18,837)
3-Month Zinc	Short	(6)	09/03/2013	18,900
3-Month Zinc	Long	10	09/04/2013	(29,533)
3-Month Zinc	Short	(10)	09/04/2013	31,625
3-Month Zinc	Long	8	09/05/2013	(28,206)
3-Month Zinc	Short	(8)	09/05/2013	29,100
3-Month Zinc	Long	21	09/06/2013	(64,767)
3-Month Zinc	Short	(21)	09/06/2013	57,637

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FUTURES CONTRACTS: (continued)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Zinc	Long	7	09/10/2013	$(10,400)
3-Month Zinc	Short	(7)	09/10/2013	10,762
3-Month Zinc	Long	3	09/20/2013	(1,025)
3-Month Zinc	Short	(3)	09/20/2013	873
3-Month Zinc	Long	1	09/25/2013	(364)
3-Month Zinc	Short	(1)	09/25/2013	160
3-Month Zinc	Long	8	10/11/2013	(11,654)
3-Month Zinc	Short	(8)	10/11/2013	11,920
3-Month Zinc	Long	6	10/15/2013	(8,356)
3-Month Zinc	Short	(6)	10/15/2013	9,475
3-Month Zinc	Long	2	10/16/2013	(2,957)
3-Month Zinc	Short	(2)	10/16/2013	2,013
3-Year Australian Treasury Bond	Short	(327)	09/16/2013	(283,647)
5-Year U.S. Treasury Note	Short	(274)	09/30/2013	98,668
90-Day Eurodollar	Long	17	12/16/2013	839
90-Day Eurodollar	Short	(35)	03/17/2014	(6,866)
90-Day Eurodollar	Short	(58)	06/16/2014	(14,326)
90-Day Eurodollar	Short	(78)	09/15/2014	(23,032)
90-Day Eurodollar	Short	(94)	12/15/2014	(34,894)
90-Day Eurodollar	Short	(113)	03/16/2015	(53,781)
90-Day Eurodollar	Short	(147)	06/15/2015	(59,708)
Aluminum Hg	Long	14	09/18/2013	(27,056)
Aluminum Hg	Short	(14)	09/18/2013	23,580
Amsterdam Exchanges Index	Long	130	08/16/2013	149,453
Brent Crude Oil Penultimate Financial Futures	Long	111	09/12/2013	101,010
CAC 40 Index	Long	209	08/16/2013	302,211
Cocoa	Short	(60)	09/13/2013	(61,541)
Coffee “C”	Short	(76)	09/18/2013	264,081
Copper	Long	4	08/21/2013	(52,766)
Copper	Short	(4)	08/21/2013	50,500
Copper	Long	39	09/18/2013	(231,001)
Copper	Short	(69)	09/18/2013	671,552
Corn	Short	(527)	09/13/2013	560,942
Cotton No. 2	Long	48	12/06/2013	(43,168)
DAX Index	Long	41	09/20/2013	97,597
DJIA Mini Index	Long	187	09/20/2013	205,112
European Gasoil (ICE)	Long	100	09/11/2013	20,000
FTSE 100 Index	Long	106	09/20/2013	235,370
FTSE JSE Top 40 Index	Long	157	09/19/2013	243,138
FTSE MIB Index	Long	65	09/20/2013	152,687
German Euro BOBL	Short	(55)	09/06/2013	1,775
German Euro Bund	Short	(26)	09/06/2013	(19,133)
German Euro BUXL	Short	(65)	09/06/2013	(471)
German Euro Schatz	Short	(256)	09/06/2013	(4,174)
Gold 100 oz	Short	(5)	12/27/2013	9,720
H-Shares Index	Short	(3)	08/29/2013	1,126
Hang Seng Index Futures	Long	50	08/29/2013	7,200
Henry Hub Nat Gas Swap	Short	(141)	08/28/2013	91,130
IBEX 35 Index	Long	63	08/16/2013	365,140
KOSPI 200 Index	Short	(10)	09/12/2013	(38,244)
Lean Hogs	Long	33	10/14/2013	(10,895)
Long U.S. Treasury Bond	Short	(110)	09/19/2013	484,442
MSCI Taiwan Index	Long	43	08/29/2013	(1,009)
NASDAQ 100 E-Mini Index	Long	214	09/20/2013	436,971
Nickel	Long	8	09/18/2013	(64,194)
Nickel	Short	(58)	09/18/2013	538,152
NYMEX Heating Oil	Long	91	08/29/2013	81,896
RBOB Gasoline	Long	121	08/29/2013	295,260
Russell 2000 Mini Index	Long	108	09/20/2013	515,335
S&P 500 E-Mini Index	Long	162	09/20/2013	315,471
S&P Midcap 400 E-Mini Index	Long	94	09/20/2013	412,528
S&P TSE 60 Index	Long	112	09/19/2013	27,329
SGX CNX Nifty Index	Long	323	08/29/2013	(198,035)
SGX MSCI Singapore Index	Long	31	08/29/2013	(3,384)
Silver	Short	(47)	09/26/2013	22,098
Soybean	Short	(43)	11/14/2013	6,716
Soybean Oil	Short	(251)	12/13/2013	598,305
SPI 200 Index	Long	73	09/19/2013	216,674
Sugar #11	Short	(933)	09/30/2013	(476,628)
TOPIX Index	Long	14	09/12/2013	(34,898)
U.K. Long Gilt Bond	Short	(115)	09/26/2013	189,271
Wheat	Short	(365)	09/13/2013	147,462
WTI-Brent Bullet Swap Future	Long	134	08/19/2013	215,350
Zinc	Long	74	09/18/2013	(185,206)
Zinc	Short	(116)	09/18/2013	391,435

				$6,778,233

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	RBS	513,000	09/18/2013	$468,575	$(9,000)
AUD	RBS	6,377,000	09/18/2013	5,850,354	(137,475)
AUD	RBS	3,239,000	09/18/2013	2,953,329	(51,648)
AUD	RBS	1,869,000	09/18/2013	1,684,587	(10,231)
AUD	RBS	(3,784,000)	09/18/2013	(3,565,402)	175,479
AUD	RBS	938,000	09/18/2013	857,410	(17,097)
AUD	RBS	5,565,000	09/18/2013	5,101,153	(115,709)
AUD	RBS	(5,683,000)	09/18/2013	(5,362,204)	271,049
AUD	RBS	555,000	09/18/2013	511,474	(14,273)
AUD	RBS	(2,290,000)	09/18/2013	(2,142,182)	90,670
AUD	RBS	2,234,000	09/18/2013	2,060,345	(59,001)
AUD	RBS	1,208,000	09/18/2013	1,114,044	(31,849)
AUD	RBS	(1,408,000)	09/18/2013	(1,307,162)	45,795
AUD	RBS	(100,000)	09/18/2013	(95,583)	5,997
AUD	RBS	(120,000)	09/18/2013	(110,093)	2,590
AUD	RBS	(722,000)	09/18/2013	(681,802)	34,993
AUD	RBS	(8,460,000)	09/18/2013	(8,069,646)	490,696
AUD	RBS	(57,976,000)	09/18/2013	(55,414,910)	3,476,708
AUD	RBS	(210,000)	09/18/2013	(192,906)	4,776
AUD	RBS	(70,000)	09/18/2013	(64,575)	1,865
AUD	RBS	(423,000)	09/18/2013	(391,564)	12,617
AUD	RBS	(3,898,000)	09/18/2013	(3,585,043)	92,993
AUD	RBS	(150,000)	09/18/2013	(137,081)	2,702
AUD	RBS	(67,000)	09/18/2013	(60,432)	409
AUD	RBS	(1,728,000)	09/18/2013	(1,562,075)	14,034
AUD	RBS	(10,000)	09/18/2013	(9,115)	157
AUD	RBS	992,000	09/18/2013	910,621	(21,931)
AUD	RBS	(40,000)	09/18/2013	(36,518)	683
AUD	RBS	(260,000)	09/18/2013	(239,808)	6,885
AUD	RBS	(3,198,000)	09/18/2013	(2,889,655)	24,705
AUD	RBS	(1,328,000)	09/18/2013	(1,193,566)	3,868
AUD	RBS	1,465,000	09/18/2013	1,407,045	(94,614)
AUD	RBS	220,000	09/18/2013	211,232	(14,143)
AUD	RBS	1,491,000	09/18/2013	1,425,995	(90,273)
AUD	RBS	410,000	09/18/2013	392,143	(24,842)
AUD	RBS	2,435,000	09/18/2013	2,231,197	(49,785)
AUD	RBS	940,000	09/18/2013	884,266	(42,160)
AUD	RBS	139,000	09/18/2013	132,585	(8,061)
BRL	RBS	500,000	09/18/2013	217,866	(994)
BRL	RBS	1,400,000	09/18/2013	612,211	(4,970)
BRL	RBS	(1,000,000)	09/18/2013	(461,993)	28,250
BRL	RBS	(590,000)	09/18/2013	(270,394)	14,485
BRL	RBS	(400,000)	09/18/2013	(183,803)	10,306
BRL	RBS	(1,300,000)	09/18/2013	(598,354)	34,487
BRL	RBS	(1,200,000)	09/18/2013	(548,185)	27,692
BRL	RBS	(400,000)	09/18/2013	(182,272)	8,775
BRL	RBS	(1,100,000)	09/18/2013	(503,842)	26,724
BRL	RBS	(200,000)	09/18/2013	(91,080)	4,331
BRL	RBS	(600,000)	09/18/2013	(274,094)	13,848
BRL	RBS	(300,000)	09/18/2013	(135,732)	5,609

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	RBS	(200,000)	09/18/2013	$(87,232)	$483
BRL	RBS	(500,000)	09/18/2013	(217,796)	924
BRL	RBS	(500,000)	09/18/2013	(217,735)	863
BRL	RBS	(400,000)	09/18/2013	(174,329)	832
BRL	RBS	(1,100,000)	09/18/2013	(479,299)	2,181
BRL	RBS	(3,700,000)	09/18/2013	(1,741,523)	136,672
BRL	RBS	(300,000)	09/18/2013	(139,400)	9,277
BRL	RBS	(1,000,000)	09/18/2013	(459,671)	25,927
BRL	RBS	(500,000)	09/18/2013	(229,570)	12,698
BRL	RBS	(1,300,000)	09/18/2013	(573,867)	10,000
BRL	RBS	(700,000)	09/18/2013	(310,283)	6,663
BRL	RBS	(700,000)	09/18/2013	(308,719)	5,099
BRL	RBS	(1,000,000)	09/18/2013	(461,139)	27,396
BRL	RBS	(500,000)	09/18/2013	(219,198)	2,326
BRL	RBS	(100,000)	09/18/2013	(43,611)	236
BRL	RBS	(100,000)	09/18/2013	(43,252)	(122)
CAD	RBS	4,712,000	09/18/2013	4,565,968	16,219
CAD	RBS	435,000	09/18/2013	422,665	350
CAD	RBS	(1,819,000)	09/18/2013	(1,753,940)	(14,947)
CAD	RBS	(3,525,000)	09/18/2013	(3,404,994)	(22,894)
CAD	RBS	136,000	09/18/2013	128,478	3,775
CAD	RBS	1,143,000	09/18/2013	1,085,176	26,335
CAD	RBS	(5,137,000)	09/18/2013	(4,990,992)	(4,486)
CAD	RBS	235,000	09/18/2013	226,310	2,216
CAD	RBS	4,211,000	09/18/2013	4,070,340	24,649
CAD	RBS	6,461,000	09/18/2013	6,270,125	12,877
CAD	RBS	2,672,000	09/18/2013	2,573,994	24,394
CAD	RBS	754,000	09/18/2013	722,064	11,164
CAD	RBS	(2,272,000)	09/18/2013	(2,184,839)	(24,569)
CAD	RBS	(2,036,000)	09/18/2013	(1,989,360)	9,451
CAD	RBS	(5,992,000)	09/18/2013	(5,686,603)	(140,320)
CAD	RBS	(10,984,000)	09/18/2013	(10,546,463)	(134,933)
CAD	RBS	(3,467,000)	09/18/2013	(3,341,888)	(29,598)
CAD	RBS	(4,227,000)	09/18/2013	(4,077,562)	(32,986)
CAD	RBS	(2,215,000)	09/18/2013	(2,133,024)	(20,954)
CAD	RBS	(3,454,000)	09/18/2013	(3,338,279)	(20,565)
CAD	RBS	(7,440,000)	09/18/2013	(7,071,341)	(163,691)
CAD	RBS	(4,552,000)	09/18/2013	(4,335,774)	(90,821)
CAD	RBS	(2,809,000)	09/18/2013	(2,685,323)	(46,291)
CAD	RBS	(633,000)	09/18/2013	(602,947)	(12,615)
CAD	RBS	(1,233,000)	09/18/2013	(1,170,781)	(28,250)
CAD	RBS	(1,295,000)	09/18/2013	(1,224,893)	(34,430)
CAD	RBS	(1,427,000)	09/18/2013	(1,365,590)	(22,097)
CAD	RBS	(3,382,000)	09/18/2013	(3,284,686)	(4,141)
CAD	RBS	(5,741,000)	09/18/2013	(5,566,588)	(16,251)
CAD	RBS	15,500,000	09/18/2013	14,952,009	120,974
CAD	RBS	1,560,000	09/18/2013	1,526,403	(9,380)
CAD	RBS	3,054,000	09/18/2013	2,989,151	(19,287)
CHF	RBS	10,000	09/18/2013	10,756	54
CHF	RBS	(90,000)	09/18/2013	(95,263)	(2,027)
CHF	RBS	4,000	09/18/2013	4,283	41
CHF	RBS	3,000	09/18/2013	3,222	21
CHF	RBS	(31,000)	09/18/2013	(33,357)	(155)
CHF	RBS	(136,000)	09/18/2013	(144,203)	(2,814)
CHF	RBS	(44,000)	09/18/2013	(46,550)	(1,014)
CHF	RBS	12,000	09/18/2013	12,398	574
CHF	RBS	5,000	09/18/2013	5,146	259
CHF	RBS	63,000	09/18/2013	65,494	2,609
CHF	RBS	3,000	09/18/2013	3,218	25
CHF	RBS	14,000	09/18/2013	15,163	(28)
CHF	RBS	10,000	09/18/2013	10,855	(45)
CLP	RBS	(240,000,000)	09/23/2013	(480,279)	16,912
CLP	RBS	(50,000,000)	09/23/2013	(98,705)	2,170
CLP	RBS	(60,000,000)	09/23/2013	(116,661)	820
CLP	RBS	(10,000,000)	09/23/2013	(19,478)	171
CLP	RBS	(10,000,000)	09/23/2013	(19,819)	512
CLP	RBS	(70,000,000)	09/23/2013	(136,450)	1,302

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CLP	RBS	(30,000,000)	09/23/2013	$(59,089)	$1,168
CLP	RBS	(200,000,000)	09/23/2013	(382,951)	(3,187)
CLP	RBS	(30,000,000)	09/23/2013	(57,503)	(418)
CLP	RBS	(10,000,000)	09/23/2013	(19,242)	(65)
CLP	RBS	(20,000,000)	09/23/2013	(38,797)	183
CLP	RBS	(10,000,000)	09/23/2013	(19,531)	224
CLP	RBS	(50,000,000)	09/23/2013	(97,597)	1,062
CLP	RBS	(20,000,000)	09/23/2013	(39,408)	794
CLP	RBS	(150,000,000)	09/23/2013	(296,261)	6,657
CLP	RBS	(30,000,000)	09/23/2013	(59,264)	1,343
CLP	RBS	(10,000,000)	09/23/2013	(19,577)	270
CLP	RBS	(20,000,000)	09/23/2013	(39,177)	563
CLP	RBS	(30,000,000)	09/23/2013	(58,444)	523
CLP	RBS	(10,000,000)	09/23/2013	(19,882)	575
CLP	RBS	(40,000,000)	09/23/2013	(80,079)	2,851
CLP	RBS	1,300,000,000	09/23/2013	2,558,209	(48,306)
CLP	RBS	(80,000,000)	09/23/2013	(154,766)	310
CLP	RBS	(100,000,000)	09/23/2013	(192,369)	(700)
COP	RBS	(1,000,000,000)	09/18/2013	(519,200)	(5,693)
COP	RBS	(700,000,000)	09/18/2013	(364,007)	(3,418)
COP	RBS	(500,000,000)	09/18/2013	(259,062)	(3,384)
COP	RBS	(100,000,000)	09/18/2013	(51,190)	(1,300)
COP	RBS	(500,000,000)	09/18/2013	(259,875)	(2,571)
COP	RBS	(300,000,000)	09/18/2013	(157,560)	92
COP	RBS	1,260,000,000	09/18/2013	657,747	3,618
CZK	RBS	10,000,000	09/18/2013	509,352	3,448
CZK	RBS	3,000,000	09/18/2013	153,868	(28)
CZK	RBS	14,000,000	09/18/2013	719,074	(1,153)
CZK	RBS	17,000,000	09/18/2013	874,799	(3,038)
CZK	RBS	(253,100,000)	09/18/2013	(12,928,579)	(50,403)
CZK	RBS	(7,000,000)	09/18/2013	(354,021)	(4,939)
CZK	RBS	37,000,000	09/18/2013	1,909,618	(12,256)
CZK	RBS	(11,000,000)	09/18/2013	(559,551)	(4,529)
CZK	RBS	(1,000,000)	09/18/2013	(50,109)	(1,171)
CZK	RBS	(11,000,000)	09/18/2013	(557,397)	(6,684)
CZK	RBS	(31,000,000)	09/18/2013	(1,560,840)	(28,842)
CZK	RBS	(43,000,000)	09/18/2013	(2,158,367)	(46,675)
CZK	RBS	(42,000,000)	09/18/2013	(2,106,676)	(47,086)
CZK	RBS	(40,000,000)	09/18/2013	(1,993,871)	(57,331)
CZK	RBS	(13,000,000)	09/18/2013	(656,960)	(9,681)
CZK	RBS	(11,000,000)	09/18/2013	(556,075)	(8,006)
CZK	RBS	43,000,000	09/18/2013	2,182,708	22,335
CZK	RBS	(4,000,000)	09/18/2013	(203,341)	(1,780)
CZK	RBS	37,000,000	09/18/2013	1,876,188	21,174
CZK	RBS	29,000,000	09/18/2013	1,468,714	18,408
CZK	RBS	1,000,000	09/18/2013	50,571	709
CZK	RBS	35,000,000	09/18/2013	1,813,984	(19,182)
CZK	RBS	34,000,000	09/18/2013	1,761,247	(17,725)
CZK	RBS	17,000,000	09/18/2013	885,117	(13,356)
CZK	RBS	39,000,000	09/18/2013	2,034,655	(34,732)
CZK	RBS	3,000,000	09/18/2013	156,135	(2,295)
CZK	RBS	9,000,000	09/18/2013	468,753	(7,232)
CZK	RBS	8,000,000	09/18/2013	418,040	(7,799)
CZK	RBS	24,000,000	09/18/2013	1,236,476	(5,755)
EUR	RBS	4,693,000	09/18/2013	6,137,864	106,518
EUR	RBS	3,732,000	09/18/2013	4,882,898	82,803
EUR	RBS	3,953,000	09/18/2013	5,193,842	65,917
EUR	RBS	1,831,000	09/18/2013	2,420,004	16,277
EUR	RBS	612,000	09/18/2013	800,349	13,962
EUR	RBS	6,402,000	09/18/2013	8,344,070	174,264
EUR	RBS	7,845,000	09/18/2013	10,241,413	196,938
EUR	RBS	4,594,000	09/18/2013	6,103,077	9,579
EUR	RBS	8,808,000	09/18/2013	11,693,839	25,855
EUR	RBS	11,719,000	09/18/2013	15,556,581	36,414
EUR	RBS	(16,000)	09/18/2013	(20,946)	(343)
EUR	RBS	6,758,000	09/18/2013	8,814,405	177,612
EUR	RBS	520,000	09/18/2013	679,172	12,727

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	RBS	7,290,000	09/18/2013	$9,446,456	$253,427
EUR	RBS	15,247,000	09/18/2013	20,217,284	69,975
EUR	RBS	132,000	09/18/2013	170,079	5,557
EUR	RBS	(9,000)	09/18/2013	(11,925)	(50)
EUR	RBS	(2,000)	09/18/2013	(2,647)	(15)
EUR	RBS	(39,000)	09/18/2013	(52,020)	128
EUR	RBS	6,468,000	09/18/2013	8,436,593	169,559
EUR	RBS	(5,000)	09/18/2013	(6,633)	(20)
EUR	RBS	(5,675,000)	09/18/2013	(7,506,447)	(44,559)
EUR	RBS	4,500,000	09/18/2013	5,916,461	71,121
EUR	RBS	(2,023,000)	09/18/2013	(2,651,969)	(39,782)
EUR	RBS	(10,333,000)	09/18/2013	(13,279,852)	(468,967)
EUR	RBS	(4,437,000)	09/18/2013	(5,688,088)	(215,667)
EUR	RBS	(3,893,000)	09/18/2013	(5,079,627)	(100,297)
EUR	RBS	(6,466,000)	09/18/2013	(8,439,044)	(164,447)
EUR	RBS	(2,000)	09/18/2013	(2,612)	(49)
EUR	RBS	(74,000)	09/18/2013	(96,789)	(1,674)
EUR	RBS	(311,000)	09/18/2013	(406,991)	(6,817)
EUR	RBS	(17,000)	09/18/2013	(22,376)	(244)
EUR	RBS	(516,000)	09/18/2013	(677,893)	(8,683)
EUR	RBS	(4,051,000)	09/18/2013	(5,334,097)	(56,058)
EUR	RBS	(19,000)	09/18/2013	(25,055)	(225)
EUR	RBS	7,738,000	09/18/2013	10,157,572	138,408
EUR	RBS	(12,000)	09/18/2013	(16,012)	46
EUR	RBS	5,382,000	09/18/2013	7,055,948	105,200
EUR	RBS	(9,295,000)	09/18/2013	(12,259,801)	(107,882)
EUR	RBS	(11,000)	09/18/2013	(14,557)	(79)
EUR	RBS	(5,689,000)	09/18/2013	(7,527,703)	(41,932)
EUR	RBS	11,370,000	09/18/2013	15,061,628	66,996
EUR	RBS	12,094,000	09/18/2013	15,732,700	359,260
EUR	RBS	7,267,000	09/18/2013	9,452,668	216,612
EUR	RBS	6,224,000	09/18/2013	8,109,676	171,815
EUR	RBS	5,698,000	09/18/2013	7,465,497	116,113
EUR	RBS	25,753,000	09/18/2013	33,285,086	981,181
EUR	RBS	5,581,000	09/18/2013	7,375,608	50,324
EUR	RBS	3,528,000	09/18/2013	4,685,099	9,166
EUR	RBS	6,447,000	09/18/2013	8,577,124	1,085
EUR	RBS	4,587,371	09/18/2013	6,022,395	81,441
EUR	RBS	4,388,000	09/18/2013	5,860,527	(21,969)
EUR	RBS	6,546,000	09/18/2013	8,730,193	(20,257)
EUR	RBS	6,802,000	09/18/2013	9,077,439	(26,876)
EUR	RBS	8,895,000	09/18/2013	11,922,204	(86,750)
EUR	RBS	224,000	09/18/2013	297,016	1,032
GBP	RBS	1,798,000	09/18/2013	2,753,879	(19,581)
GBP	RBS	3,272,000	09/18/2013	4,990,098	(14,223)
GBP	RBS	2,649,000	09/18/2013	4,050,567	(22,116)
GBP	RBS	(3,803,000)	09/18/2013	(5,722,713)	(60,678)
GBP	RBS	796,000	09/18/2013	1,212,036	(1,524)
GBP	RBS	110,000	09/18/2013	170,378	(3,096)
GBP	RBS	755,000	09/18/2013	1,165,388	(17,226)
GBP	RBS	718,000	09/18/2013	1,106,923	(15,028)
GBP	RBS	270,000	09/18/2013	413,521	(2,920)
GBP	RBS	(9,922,000)	09/18/2013	(15,278,309)	189,483
GBP	RBS	3,488,000	09/18/2013	5,357,999	(53,643)
GBP	RBS	1,615,000	09/18/2013	2,482,826	(26,824)
GBP	RBS	1,629,000	09/18/2013	2,465,609	11,683
GBP	RBS	(1,487,000)	09/18/2013	(2,295,555)	34,208
GBP	RBS	3,176,000	09/18/2013	4,944,307	(114,423)
GBP	RBS	(1,722,000)	09/18/2013	(2,693,558)	74,836
GBP	RBS	(839,000)	09/18/2013	(1,287,987)	12,082
GBP	RBS	(8,095,000)	09/18/2013	(12,061,401)	(249,025)
GBP	RBS	(3,613,000)	09/18/2013	(5,392,689)	(101,760)
GBP	RBS	(4,791,000)	09/18/2013	(7,132,715)	(153,171)
GBP	RBS	(3,664,000)	09/18/2013	(5,526,320)	(45,687)
GBP	RBS	(1,775,000)	09/18/2013	(2,706,242)	6,921
GBP	RBS	(5,068,000)	09/18/2013	(7,707,579)	447
GBP	RBS	(6,079,000)	09/18/2013	(9,270,108)	25,503

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	RBS	(463,000)	09/18/2013	$(698,317)	$(5,788)
GBP	RBS	(40,000)	09/18/2013	(60,447)	(382)
GBP	RBS	(1,356,000)	09/18/2013	(2,045,631)	(16,498)
GBP	RBS	(30,000)	09/18/2013	(45,485)	(137)
GBP	RBS	1,638,000	09/18/2013	2,502,593	(11,614)
GBP	RBS	2,166,000	09/18/2013	3,342,411	(48,479)
GBP	RBS	(133,000)	09/18/2013	(204,552)	2,293
GBP	RBS	(2,045,000)	09/18/2013	(3,142,871)	32,949
GBP	RBS	(4,002,000)	09/18/2013	(6,128,363)	42,344
GBP	RBS	(4,978,000)	09/18/2013	(7,571,520)	1,254
GBP	RBS	1,974,000	09/18/2013	2,992,055	9,894
GBP	RBS	2,588,000	09/18/2013	3,932,712	2,974
GBP	RBS	1,844,000	09/18/2013	2,858,222	(53,970)
GBP	RBS	1,229,000	09/18/2013	1,911,151	(42,156)
GBP	RBS	1,389,000	09/18/2013	2,174,709	(62,395)
GBP	RBS	1,145,000	09/18/2013	1,792,480	(51,228)
GBP	RBS	127,000	09/18/2013	198,933	(5,798)
GBP	RBS	262,000	09/18/2013	411,204	(12,769)
HUF	RBS	(120,000,000)	09/18/2013	(534,185)	3,175
HUF	RBS	(210,000,000)	09/18/2013	(920,254)	(9,012)
HUF	RBS	(470,000,000)	09/18/2013	(2,032,485)	(47,301)
HUF	RBS	(30,000,000)	09/18/2013	(131,838)	(914)
HUF	RBS	(70,000,000)	09/18/2013	(306,156)	(3,599)
HUF	RBS	(80,000,000)	09/18/2013	(350,184)	(3,822)
HUF	RBS	(50,000,000)	09/18/2013	(219,432)	(1,822)
HUF	RBS	(60,000,000)	09/18/2013	(266,487)	982
HUF	RBS	(400,000,000)	09/18/2013	(1,768,169)	(1,862)
HUF	RBS	(440,000,000)	09/18/2013	(1,938,843)	(8,191)
HUF	RBS	250,000,000	09/18/2013	1,089,167	17,102
HUF	RBS	100,000,000	09/18/2013	442,014	494
HUF	RBS	110,000,000	09/18/2013	488,258	(1,500)
HUF	RBS	2,266,000,000	09/18/2013	9,968,782	58,444
IDR	RBS	(1,100,000,000)	09/18/2013	(106,691)	485
IDR	RBS	(3,800,000,000)	09/18/2013	(367,144)	250
IDR	RBS	(5,600,000,000)	09/18/2013	(532,573)	(8,114)
IDR	RBS	(9,400,000,000)	09/18/2013	(890,557)	(17,024)
IDR	RBS	(5,500,000,000)	09/18/2013	(518,124)	(12,907)
IDR	RBS	(800,000,000)	09/18/2013	(75,756)	(1,485)
IDR	RBS	(2,100,000,000)	09/18/2013	(205,479)	2,722
IDR	RBS	(200,000,000)	09/18/2013	(19,617)	307
IDR	RBS	(5,900,000,000)	09/18/2013	(584,031)	14,379
IDR	RBS	(1,500,000,000)	09/18/2013	(142,925)	(1,902)
IDR	RBS	(3,600,000,000)	09/18/2013	(340,419)	(7,166)
IDR	RBS	(8,700,000,000)	09/18/2013	(830,929)	(9,066)
IDR	RBS	(2,800,000,000)	09/18/2013	(275,044)	4,700
IDR	RBS	(900,000,000)	09/18/2013	(85,105)	(1,791)
IDR	RBS	(1,000,000,000)	09/18/2013	(94,652)	(1,899)
IDR	RBS	(800,000,000)	09/18/2013	(75,900)	(1,341)
IDR	RBS	15,500,000,000	09/18/2013	1,529,052	(32,509)
ILS	RBS	(700,000)	09/18/2013	(188,354)	(7,824)
ILS	RBS	1,900,000	09/18/2013	527,354	5,127
ILS	RBS	(1,600,000)	09/18/2013	(438,062)	(10,344)
ILS	RBS	(2,000,000)	09/18/2013	(552,138)	(8,368)
ILS	RBS	(3,500,000)	09/18/2013	(956,478)	(24,408)
ILS	RBS	(1,000,000)	09/18/2013	(274,110)	(6,143)
ILS	RBS	(7,400,000)	09/18/2013	(2,042,380)	(31,495)
ILS	RBS	(1,800,000)	09/18/2013	(493,743)	(10,713)
ILS	RBS	(300,000)	09/18/2013	(82,258)	(1,818)
ILS	RBS	(5,800,000)	09/18/2013	(1,581,250)	(44,220)
ILS	RBS	700,000	09/18/2013	195,648	530
ILS	RBS	700,000	09/18/2013	194,477	1,700
ILS	RBS	(1,800,000)	09/18/2013	(501,907)	(2,549)
ILS	RBS	(1,800,000)	09/18/2013	(504,449)	(7)
ILS	RBS	3,600,000	09/18/2013	1,007,349	1,563
ILS	RBS	1,700,000	09/18/2013	476,236	195
ILS	RBS	1,200,000	09/18/2013	335,521	783
ILS	RBS	6,600,000	09/18/2013	1,843,869	5,803

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
ILS	RBS	500,000	09/18/2013	$137,582	$2,544
ILS	RBS	300,000	09/18/2013	82,047	2,029
ILS	RBS	2,700,000	09/18/2013	745,147	11,537
ILS	RBS	24,600,000	09/18/2013	6,749,760	144,472
ILS	RBS	1,800,000	09/18/2013	498,338	6,119
ILS	RBS	3,500,000	09/18/2013	970,873	10,014
ILS	RBS	3,200,000	09/18/2013	888,749	8,062
INR	RBS	16,000,000	09/18/2013	266,713	(7,013)
INR	RBS	9,000,000	09/18/2013	151,472	(5,390)
INR	RBS	3,000,000	09/18/2013	50,034	(1,340)
INR	RBS	(42,000,000)	09/18/2013	(732,724)	51,011
INR	RBS	(25,000,000)	09/18/2013	(432,000)	26,219
INR	RBS	(2,000,000)	09/18/2013	(34,608)	2,145
INR	RBS	49,000,000	09/18/2013	815,923	(20,592)
INR	RBS	19,000,000	09/18/2013	313,118	(4,724)
INR	RBS	80,000,000	09/18/2013	1,328,360	(29,859)
INR	RBS	(44,000,000)	09/18/2013	(724,041)	9,865
INR	RBS	(19,000,000)	09/18/2013	(312,962)	4,568
INR	RBS	(33,000,000)	09/18/2013	(541,069)	5,437
INR	RBS	(26,000,000)	09/18/2013	(427,770)	5,757
INR	RBS	(52,000,000)	09/18/2013	(908,927)	64,901
INR	RBS	(107,000,000)	09/18/2013	(1,871,764)	135,019
INR	RBS	(156,000,000)	09/18/2013	(2,707,656)	175,579
INR	RBS	(160,000,000)	09/18/2013	(2,780,177)	183,175
INR	RBS	(82,000,000)	09/18/2013	(1,424,468)	93,505
INR	RBS	(30,000,000)	09/18/2013	(493,662)	6,724
INR	RBS	(32,000,000)	09/18/2013	(520,153)	753
INR	RBS	(9,000,000)	09/18/2013	(148,074)	1,993
INR	RBS	(40,000,000)	09/18/2013	(664,117)	14,866
INR	RBS	(193,000,000)	09/18/2013	(3,166,511)	33,877
INR	RBS	(39,000,000)	09/18/2013	(630,554)	(2,465)
INR	RBS	25,000,000	09/18/2013	414,940	(9,159)
INR	RBS	40,000,000	09/18/2013	667,004	(17,753)
INR	RBS	628,000,000	09/18/2013	10,904,671	(711,438)
INR	RBS	4,000,000	09/18/2013	67,568	(2,643)
INR	RBS	33,000,000	09/18/2013	561,897	(26,265)
JPY	RBS	508,841,000	09/18/2013	5,102,760	95,582
JPY	RBS	240,769,000	09/18/2013	2,403,008	56,698
JPY	RBS	888,346,000	09/18/2013	8,870,191	205,190
JPY	RBS	(65,970,000)	09/18/2013	(646,331)	(27,622)
JPY	RBS	152,000,000	09/18/2013	1,539,244	13,595
JPY	RBS	399,417,000	09/18/2013	4,069,881	10,580
JPY	RBS	97,313,000	09/18/2013	984,210	9,944
JPY	RBS	1,192,005,000	09/18/2013	12,176,367	1,207
JPY	RBS	1,805,987,000	09/18/2013	18,424,058	25,982
JPY	RBS	1,650,508,000	09/18/2013	16,851,936	9,725
JPY	RBS	31,688,000	09/18/2013	313,472	10,254
JPY	RBS	(12,846,941,000)	09/18/2013	(129,600,937)	(1,643,962)
JPY	RBS	726,541,000	09/18/2013	7,335,858	86,516
JPY	RBS	372,608,000	09/18/2013	3,741,245	65,334
JPY	RBS	(457,816,000)	09/18/2013	(4,675,935)	(1,133)
JPY	RBS	(486,010,000)	09/18/2013	(4,967,229)	2,130
JPY	RBS	656,564,000	09/18/2013	6,827,468	(119,982)
JPY	RBS	123,000,000	09/18/2013	1,235,680	20,893
JPY	RBS	(183,521,000)	09/18/2013	(1,867,034)	(7,824)
JPY	RBS	(131,911,000)	09/18/2013	(1,305,345)	(42,263)
JPY	RBS	(499,765,000)	09/18/2013	(4,988,485)	(117,135)
JPY	RBS	(15,315,000)	09/18/2013	(154,802)	(1,656)
JPY	RBS	(407,791,000)	09/18/2013	(4,187,823)	21,812
JPY	RBS	(82,690,000)	09/18/2013	(848,802)	4,037
JPY	RBS	(323,480,000)	09/18/2013	(3,248,683)	(56,002)
JPY	RBS	(1,019,942,000)	09/18/2013	(10,200,162)	(219,609)
JPY	RBS	(258,794,000)	09/18/2013	(2,581,133)	(62,717)
JPY	RBS	(880,060,000)	09/18/2013	(8,777,726)	(213,005)
JPY	RBS	(780,121,000)	09/18/2013	(7,804,282)	(165,468)
JPY	RBS	(540,018,000)	09/18/2013	(5,429,070)	(87,777)
JPY	RBS	(499,102,000)	09/18/2013	(4,993,144)	(105,703)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	RBS	(316,291,000)	09/18/2013	$(3,165,274)	$(65,969)
JPY	RBS	282,550,000	09/18/2013	2,848,336	38,206
JPY	RBS	113,601,000	09/18/2013	1,129,152	31,400
JPY	RBS	605,018,000	09/18/2013	6,079,207	101,683
JPY	RBS	544,470,000	09/18/2013	5,409,311	153,018
JPY	RBS	1,676,428,000	09/18/2013	16,985,903	140,557
JPY	RBS	680,332,000	09/18/2013	6,967,166	(16,865)
JPY	RBS	1,154,633,000	09/18/2013	11,950,863	(155,083)
JPY	RBS	227,840,000	09/18/2013	2,422,253	(94,629)
JPY	RBS	842,228,000	09/18/2013	8,872,771	(268,534)
JPY	RBS	1,086,396,000	09/18/2013	11,456,798	(358,130)
JPY	RBS	475,742,000	09/18/2013	5,008,138	(147,937)
KRW	RBS	(550,000,000)	09/23/2013	(490,405)	2,314
KRW	RBS	260,000,000	09/23/2013	227,755	2,979
KRW	RBS	4,920,000,000	09/23/2013	4,298,155	68,037
KRW	RBS	1,350,000,000	09/23/2013	1,195,455	2,586
KRW	RBS	940,000,000	09/23/2013	836,279	(2,088)
KRW	RBS	210,000,000	09/23/2013	188,007	(1,645)
KRW	RBS	(1,190,000,000)	09/23/2013	(1,043,474)	(12,577)
KRW	RBS	(2,830,000,000)	09/23/2013	(2,491,586)	(19,861)
KRW	RBS	130,000,000	09/23/2013	116,031	(664)
KRW	RBS	(1,420,000,000)	09/23/2013	(1,245,043)	(15,118)
KRW	RBS	1,590,000,000	09/23/2013	1,413,387	(2,361)
KRW	RBS	(1,260,000,000)	09/23/2013	(1,112,561)	(5,611)
KRW	RBS	(250,000,000)	09/23/2013	(220,649)	(1,210)
KRW	RBS	(770,000,000)	09/23/2013	(664,353)	(18,974)
KRW	RBS	(1,240,000,000)	09/23/2013	(1,066,278)	(34,144)
KRW	RBS	(270,000,000)	09/23/2013	(232,174)	(7,434)
KRW	RBS	(160,000,000)	09/23/2013	(139,201)	(2,789)
KRW	RBS	(1,330,000,000)	09/23/2013	(1,169,927)	(10,364)
KRW	RBS	(1,240,000,000)	09/23/2013	(1,093,164)	(7,258)
KRW	RBS	(400,000,000)	09/23/2013	(353,763)	(1,212)
KRW	RBS	(1,080,000,000)	09/23/2013	(958,023)	(410)
KRW	RBS	(270,000,000)	09/23/2013	(233,156)	(6,452)
KRW	RBS	(910,000,000)	09/23/2013	(787,879)	(19,689)
KRW	RBS	570,000,000	09/23/2013	504,828	1,011
KRW	RBS	360,000,000	09/23/2013	319,517	(40)
KRW	RBS	(1,120,000,000)	09/23/2013	(1,006,753)	12,823
KRW	RBS	(1,930,000,000)	09/23/2013	(1,727,058)	14,304
KRW	RBS	(2,800,000,000)	09/23/2013	(2,495,831)	11,006
KRW	RBS	470,000,000	09/23/2013	419,722	(2,626)
KRW	RBS	1,530,000,000	09/23/2013	1,363,360	(5,581)
KRW	RBS	990,000,000	09/23/2013	882,353	(3,790)
KRW	RBS	18,554,230,000	09/23/2013	16,435,537	30,182
MXN	RBS	4,400,000	09/18/2013	350,516	(7,642)
MXN	RBS	(17,500,000)	09/18/2013	(1,364,091)	386
MXN	RBS	(7,200,000)	09/18/2013	(556,110)	(4,957)
MXN	RBS	5,900,000	09/18/2013	454,708	5,056
MXN	RBS	(1,400,000)	09/18/2013	(108,265)	(832)
MXN	RBS	(5,500,000)	09/18/2013	(426,588)	(2,004)
MXN	RBS	(6,600,000)	09/18/2013	(511,571)	(2,740)
MXN	RBS	2,400,000	09/18/2013	186,956	66
MXN	RBS	(21,200,000)	09/18/2013	(1,621,664)	(30,367)
MXN	RBS	(20,800,000)	09/18/2013	(1,632,110)	11,249
MXN	RBS	(2,300,000)	09/18/2013	(179,602)	373
MXN	RBS	(6,600,000)	09/18/2013	(508,860)	(5,452)
MXN	RBS	(9,700,000)	09/18/2013	(722,922)	(32,960)
MXN	RBS	(400,000)	09/18/2013	(29,713)	(1,458)
MXN	RBS	(4,600,000)	09/18/2013	(356,779)	(1,680)
MXN	RBS	(17,700,000)	09/18/2013	(1,364,646)	(14,644)
MXN	RBS	(19,900,000)	09/18/2013	(1,545,203)	(5,524)
MXN	RBS	(18,800,000)	09/18/2013	(1,463,378)	(1,630)
MXN	RBS	(5,300,000)	09/18/2013	(403,869)	(9,139)
MXN	RBS	(4,000,000)	09/18/2013	(304,314)	(7,390)
MXN	RBS	2,800,000	09/18/2013	223,625	(5,432)
MXN	RBS	(5,900,000)	09/18/2013	(462,028)	2,265
MXN	RBS	(1,600,000)	09/18/2013	(124,811)	130

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	RBS	(1,800,000)	09/18/2013	$(139,459)	$(808)
MXN	RBS	10,400,000	09/18/2013	826,401	(15,971)
MXN	RBS	100,000	09/18/2013	7,947	(154)
MXN	RBS	171,200,000	09/18/2013	13,252,860	88,069
MXN	RBS	1,800,000	09/18/2013	141,746	(1,479)
MXN	RBS	10,900,000	09/18/2013	864,481	(15,088)
MYR	RBS	(400,000)	09/18/2013	(128,698)	5,742
MYR	RBS	300,000	09/18/2013	94,282	(2,066)
MYR	RBS	(200,000)	09/18/2013	(63,110)	1,633
MYR	RBS	(100,000)	09/18/2013	(31,872)	1,134
MYR	RBS	(200,000)	09/18/2013	(63,713)	2,236
MYR	RBS	(3,200,000)	09/18/2013	(995,161)	11,520
MYR	RBS	(4,200,000)	09/18/2013	(1,302,098)	11,069
MYR	RBS	(3,500,000)	09/18/2013	(1,081,393)	5,536
MYR	RBS	200,000	09/18/2013	64,041	(2,563)
MYR	RBS	(1,000,000)	09/18/2013	(314,311)	6,923
MYR	RBS	(2,000,000)	09/18/2013	(619,566)	4,791
MYR	RBS	(100,000)	09/18/2013	(31,501)	762
MYR	RBS	(1,000,000)	09/18/2013	(312,738)	5,350
MYR	RBS	(200,000)	09/18/2013	(64,318)	2,840
MYR	RBS	(1,100,000)	09/18/2013	(344,227)	6,101
MYR	RBS	(1,100,000)	09/18/2013	(343,267)	5,141
MYR	RBS	(300,000)	09/18/2013	(93,998)	1,781
MYR	RBS	(900,000)	09/18/2013	(282,392)	5,743
MYR	RBS	(2,300,000)	09/18/2013	(719,748)	12,756
MYR	RBS	(800,000)	09/18/2013	(248,327)	2,416
MYR	RBS	(100,000)	09/18/2013	(31,318)	579
MYR	RBS	1,000,000	09/18/2013	314,963	(7,575)
MYR	RBS	100,000	09/18/2013	32,119	(1,380)
MYR	RBS	300,000	09/18/2013	97,547	(5,331)
MYR	RBS	400,000	09/18/2013	129,285	(6,330)
MYR	RBS	100,000	09/18/2013	31,586	(847)
MYR	RBS	16,200,000	09/18/2013	5,152,180	(172,498)
NOK	RBS	13,565,000	09/18/2013	2,287,305	10,438
NOK	RBS	5,824,000	09/18/2013	985,673	840
NOK	RBS	48,277,000	09/18/2013	8,135,681	41,844
NOK	RBS	(22,025,000)	09/18/2013	(3,804,528)	73,766
NOK	RBS	49,739,000	09/18/2013	8,439,708	(14,538)
NOK	RBS	(2,240,000)	09/18/2013	(386,784)	7,356
NOK	RBS	(1,150,000)	09/18/2013	(199,222)	4,426
NOK	RBS	(1,215,000)	09/18/2013	(202,549)	(3,257)
NOK	RBS	(14,440,000)	09/18/2013	(2,369,661)	(76,296)
NOK	RBS	(16,020,000)	09/18/2013	(2,561,353)	(152,237)
NOK	RBS	(3,171,000)	09/18/2013	(514,865)	(22,263)
NOK	RBS	(12,430,000)	09/18/2013	(2,008,909)	(96,579)
NOK	RBS	(14,900,000)	09/18/2013	(2,447,242)	(76,633)
NOK	RBS	(4,547,000)	09/18/2013	(750,230)	(19,975)
NOK	RBS	(24,782,000)	09/18/2013	(4,193,326)	(4,438)
NOK	RBS	(44,568,000)	09/18/2013	(7,576,825)	27,558
NOK	RBS	(15,944,000)	09/18/2013	(2,721,007)	20,291
NOK	RBS	(12,696,000)	09/18/2013	(2,176,299)	25,754
NOK	RBS	(12,349,000)	09/18/2013	(2,019,802)	(71,966)
NOK	RBS	(43,739,000)	09/18/2013	(7,147,435)	(261,409)
NOK	RBS	(20,857,000)	09/18/2013	(3,411,074)	(121,843)
NOK	RBS	(28,585,000)	09/18/2013	(4,724,452)	(117,492)
NOK	RBS	(19,668,000)	09/18/2013	(3,235,928)	(95,587)
NOK	RBS	(18,843,000)	09/18/2013	(3,076,563)	(115,207)
NOK	RBS	(13,959,000)	09/18/2013	(2,294,814)	(69,667)
NOK	RBS	(3,804,000)	09/18/2013	(626,209)	(18,141)
NOK	RBS	(23,657,000)	09/18/2013	(3,971,112)	(36,091)
NOK	RBS	111,996,000	09/18/2013	19,168,397	(197,664)
NOK	RBS	1,302,000	09/18/2013	224,179	(3,636)
NZD	RBS	(4,364,000)	09/18/2013	(3,495,730)	22,437
NZD	RBS	(7,449,000)	09/18/2013	(5,915,775)	(12,861)
NZD	RBS	1,253,000	09/18/2013	980,829	16,430
NZD	RBS	260,000	09/18/2013	205,229	1,704
NZD	RBS	1,244,000	09/18/2013	989,515	581

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NZD	RBS	(2,756,000)	09/18/2013	$(2,168,336)	$(25,155)
NZD	RBS	(3,423,000)	09/18/2013	(2,650,434)	(73,921)
NZD	RBS	(4,320,000)	09/18/2013	(3,405,702)	(32,573)
NZD	RBS	(441,000)	09/18/2013	(354,561)	3,571
NZD	RBS	(7,473,000)	09/18/2013	(5,774,418)	(173,319)
NZD	RBS	(2,192,000)	09/18/2013	(1,685,024)	(59,582)
NZD	RBS	(2,632,000)	09/18/2013	(2,029,752)	(65,048)
NZD	RBS	(4,327,000)	09/18/2013	(3,328,907)	(114,938)
NZD	RBS	(4,262,000)	09/18/2013	(3,391,678)	(434)
NZD	RBS	(1,690,000)	09/18/2013	(1,360,592)	15,526
NZD	RBS	(4,825,000)	09/18/2013	(3,816,941)	(23,261)
NZD	RBS	(10,608,000)	09/18/2013	(8,437,375)	(5,499)
NZD	RBS	(3,662,000)	09/18/2013	(2,825,851)	(88,723)
NZD	RBS	(4,589,000)	09/18/2013	(3,572,279)	(80,092)
NZD	RBS	(194,000)	09/18/2013	(150,672)	(3,732)
NZD	RBS	(1,375,000)	09/18/2013	(1,067,640)	(26,718)
NZD	RBS	(2,865,000)	09/18/2013	(2,235,700)	(44,544)
NZD	RBS	(2,116,000)	09/18/2013	(1,654,256)	(29,862)
NZD	RBS	(2,984,000)	09/18/2013	(2,389,776)	14,820
NZD	RBS	(3,636,000)	09/18/2013	(2,892,981)	(900)
NZD	RBS	83,004,000	09/18/2013	65,962,514	100,106
PHP	RBS	(24,000,000)	09/18/2013	(569,925)	17,270
PHP	RBS	(22,000,000)	09/18/2013	(525,049)	18,448
PHP	RBS	(22,000,000)	09/18/2013	(519,347)	12,747
PHP	RBS	(11,000,000)	09/18/2013	(260,104)	6,803
PHP	RBS	(13,000,000)	09/18/2013	(303,803)	4,448
PHP	RBS	(20,000,000)	09/18/2013	(461,778)	1,232
PHP	RBS	(5,000,000)	09/18/2013	(114,101)	(1,036)
PHP	RBS	(3,000,000)	09/18/2013	(69,219)	138
PHP	RBS	(16,000,000)	09/18/2013	(375,491)	7,054
PHP	RBS	(11,000,000)	09/18/2013	(256,644)	3,344
PHP	RBS	(11,000,000)	09/18/2013	(259,429)	6,128
PHP	RBS	(14,000,000)	09/18/2013	(329,483)	7,100
PHP	RBS	(1,000,000)	09/18/2013	(22,978)	(49)
PHP	RBS	(10,000,000)	09/18/2013	(230,787)	514
PHP	RBS	(31,000,000)	09/18/2013	(716,252)	2,405
PHP	RBS	(49,000,000)	09/18/2013	(1,136,341)	8,003
PHP	RBS	(44,000,000)	09/18/2013	(1,011,939)	(1,262)
PHP	RBS	(17,000,000)	09/18/2013	(391,427)	(38)
PHP	RBS	(12,000,000)	09/18/2013	(277,003)	675
PHP	RBS	(12,000,000)	09/18/2013	(277,387)	1,059
PHP	RBS	(5,000,000)	09/18/2013	(115,258)	122
PHP	RBS	(5,000,000)	09/18/2013	(115,125)	(11)
PHP	RBS	(3,000,000)	09/18/2013	(69,557)	475
PHP	RBS	(5,000,000)	09/18/2013	(115,738)	602
PHP	RBS	(5,000,000)	09/18/2013	(115,391)	255
PHP	RBS	(1,000,000)	09/18/2013	(23,111)	83
PHP	RBS	(11,000,000)	09/18/2013	(254,039)	738
PHP	RBS	70,000,000	09/18/2013	1,656,855	(44,944)
PLN	RBS	1,700,000	09/18/2013	525,386	4,891
PLN	RBS	1,600,000	09/18/2013	500,440	(1,355)
PLN	RBS	(1,500,000)	09/18/2013	(458,520)	(9,372)
PLN	RBS	2,000,000	09/18/2013	624,432	(576)
PLN	RBS	(600,000)	09/18/2013	(184,570)	(2,587)
PLN	RBS	5,400,000	09/18/2013	1,694,495	(10,084)
PLN	RBS	4,000,000	09/18/2013	1,243,896	3,816
PLN	RBS	(1,300,000)	09/18/2013	(400,511)	(4,995)
PLN	RBS	(7,100,000)	09/18/2013	(2,159,801)	(54,887)
PLN	RBS	(10,700,000)	09/18/2013	(3,209,891)	(127,739)
PLN	RBS	(3,600,000)	09/18/2013	(1,092,329)	(30,612)
PLN	RBS	(3,000,000)	09/18/2013	(883,520)	(52,264)
PLN	RBS	(1,900,000)	09/18/2013	(561,085)	(31,578)
PLN	RBS	(1,000,000)	09/18/2013	(300,177)	(11,751)
PLN	RBS	(600,000)	09/18/2013	(180,168)	(6,989)
PLN	RBS	(900,000)	09/18/2013	(272,891)	(7,844)
PLN	RBS	(5,000,000)	09/18/2013	(1,510,315)	(49,325)
PLN	RBS	(4,400,000)	09/18/2013	(1,332,564)	(39,920)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	RBS	(2,600,000)	09/18/2013	$(783,234)	$(27,779)
PLN	RBS	(2,100,000)	09/18/2013	(628,052)	(26,996)
PLN	RBS	(1,500,000)	09/18/2013	(450,482)	(17,410)
PLN	RBS	(600,000)	09/18/2013	(179,786)	(7,371)
PLN	RBS	(1,100,000)	09/18/2013	(327,293)	(15,828)
PLN	RBS	(4,100,000)	09/18/2013	(1,217,490)	(61,415)
PLN	RBS	6,000,000	09/18/2013	1,871,338	230
PLN	RBS	9,500,000	09/18/2013	2,952,713	10,603
PLN	RBS	41,500,000	09/18/2013	12,714,136	230,876
PLN	RBS	4,000,000	09/18/2013	1,254,725	(7,013)
PLN	RBS	4,600,000	09/18/2013	1,440,397	(5,528)
RUB	RBS	(32,000,000)	09/18/2013	(986,572)	23,746
RUB	RBS	(68,000,000)	09/18/2013	(2,086,488)	40,483
RUB	RBS	(26,000,000)	09/18/2013	(795,639)	13,343
RUB	RBS	23,000,000	09/18/2013	696,344	(4,313)
RUB	RBS	17,000,000	09/18/2013	514,418	(2,916)
RUB	RBS	(4,000,000)	09/18/2013	(121,652)	1,299
RUB	RBS	15,000,000	09/18/2013	459,969	(8,645)
RUB	RBS	(7,000,000)	09/18/2013	(213,412)	2,794
RUB	RBS	(10,000,000)	09/18/2013	(304,132)	3,249
RUB	RBS	5,000,000	09/18/2013	151,493	(1,051)
RUB	RBS	(16,000,000)	09/18/2013	(485,872)	4,459
RUB	RBS	(25,000,000)	09/18/2013	(774,107)	21,899
RUB	RBS	(3,000,000)	09/18/2013	(93,587)	3,322
RUB	RBS	(65,000,000)	09/18/2013	(1,958,389)	2,649
RUB	RBS	(11,000,000)	09/18/2013	(329,145)	(1,827)
RUB	RBS	(7,000,000)	09/18/2013	(210,937)	319
RUB	RBS	(22,000,000)	09/18/2013	(683,643)	21,701
RUB	RBS	(88,000,000)	09/18/2013	(2,711,447)	63,675
RUB	RBS	(83,000,000)	09/18/2013	(2,543,245)	45,916
RUB	RBS	(6,000,000)	09/18/2013	(180,017)	(513)
RUB	RBS	(4,000,000)	09/18/2013	(119,850)	(503)
RUB	RBS	(14,000,000)	09/18/2013	(422,003)	766
RUB	RBS	(8,000,000)	09/18/2013	(240,457)	(250)
RUB	RBS	(13,000,000)	09/18/2013	(385,870)	(5,278)
RUB	RBS	(14,000,000)	09/18/2013	(415,313)	(5,924)
RUB	RBS	44,000,000	09/18/2013	1,343,883	(19,997)
RUB	RBS	51,000,000	09/18/2013	1,563,717	(29,213)
RUB	RBS	7,000,000	09/18/2013	213,936	(3,318)
RUB	RBS	(108,000,000)	09/18/2013	(3,266,648)	17,111
RUB	RBS	(57,000,000)	09/18/2013	(1,718,076)	3,042
RUB	RBS	(19,000,000)	09/18/2013	(571,180)	(498)
RUB	RBS	53,000,000	09/18/2013	1,624,554	(29,873)
RUB	RBS	489,000,000	09/18/2013	14,898,320	(185,136)
SEK	RBS	(14,904,000)	09/18/2013	(2,224,543)	(59,504)
SEK	RBS	32,934,000	09/18/2013	5,052,333	(5,177)
SEK	RBS	13,058,000	09/18/2013	2,017,256	(16,109)
SEK	RBS	6,612,000	09/18/2013	1,020,132	(6,839)
SEK	RBS	(1,548,000)	09/18/2013	(234,743)	(2,489)
SEK	RBS	(15,851,000)	09/18/2013	(2,419,277)	(9,898)
SEK	RBS	(7,770,000)	09/18/2013	(1,178,633)	(12,124)
SEK	RBS	60,520,000	09/18/2013	9,340,834	(66,108)
SEK	RBS	(2,796,000)	09/18/2013	(426,277)	(2,212)
SEK	RBS	51,912,000	09/18/2013	8,035,378	(79,833)
SEK	RBS	(10,047,000)	09/18/2013	(1,525,557)	(14,152)
SEK	RBS	(24,096,000)	09/18/2013	(3,587,573)	(105,153)
SEK	RBS	(45,357,000)	09/18/2013	(6,746,293)	(204,695)
SEK	RBS	(15,301,000)	09/18/2013	(2,231,258)	(113,630)
SEK	RBS	(30,093,000)	09/18/2013	(4,436,533)	(175,237)
SEK	RBS	(16,783,000)	09/18/2013	(2,522,165)	(49,840)
SEK	RBS	(8,587,000)	09/18/2013	(1,302,495)	(13,468)
SEK	RBS	(1,515,000)	09/18/2013	(231,032)	(1,143)
SEK	RBS	(31,480,000)	09/18/2013	(4,680,369)	(143,960)
SEK	RBS	(9,048,000)	09/18/2013	(1,341,483)	(45,129)
SEK	RBS	(14,077,000)	09/18/2013	(2,093,081)	(64,228)
SEK	RBS	(8,724,000)	09/18/2013	(1,305,864)	(31,094)
SEK	RBS	(1,775,000)	09/18/2013	(262,333)	(9,687)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SEK	RBS	(12,252,000)	09/18/2013	$(1,833,421)	$(44,206)
SEK	RBS	(18,517,000)	09/18/2013	(2,772,378)	(65,363)
SEK	RBS	37,551,000	09/18/2013	5,749,457	5,256
SEK	RBS	15,549,000	09/18/2013	2,369,773	13,120
SEK	RBS	107,463,000	09/18/2013	16,329,638	139,131
SEK	RBS	17,725,000	09/18/2013	2,744,260	(27,893)
SEK	RBS	18,547,000	09/18/2013	2,886,005	(43,666)
SEK	RBS	18,222,000	09/18/2013	2,803,154	(10,621)
SGD	RBS	580,000	09/18/2013	456,887	(485)
SGD	RBS	(520,000)	09/18/2013	(415,100)	5,911
SGD	RBS	540,000	09/18/2013	426,234	(1,307)
SGD	RBS	70,000	09/18/2013	54,759	324
SGD	RBS	600,000	09/18/2013	474,513	(2,373)
SGD	RBS	(1,800,000)	09/18/2013	(1,439,829)	23,407
SGD	RBS	(2,070,000)	09/18/2013	(1,625,118)	(3,767)
SGD	RBS	1,620,000	09/18/2013	1,304,801	(30,021)
SGD	RBS	(3,510,000)	09/18/2013	(2,784,711)	22,689
SGD	RBS	(1,860,000)	09/18/2013	(1,446,605)	(17,031)
SGD	RBS	(310,000)	09/18/2013	(242,435)	(1,504)
SGD	RBS	(1,560,000)	09/18/2013	(1,233,598)	6,033
SGD	RBS	(2,860,000)	09/18/2013	(2,254,403)	3,867
SGD	RBS	(70,000)	09/18/2013	(55,212)	129
SGD	RBS	(490,000)	09/18/2013	(389,287)	3,705
SGD	RBS	(720,000)	09/18/2013	(570,708)	4,140
SGD	RBS	(10,000)	09/18/2013	(7,882)	13
SGD	RBS	(770,000)	09/18/2013	(605,024)	(890)
SGD	RBS	(1,390,000)	09/18/2013	(1,102,805)	9,012
SGD	RBS	(700,000)	09/18/2013	(555,836)	5,005
SGD	RBS	(340,000)	09/18/2013	(268,997)	1,451
SGD	RBS	1,230,000	09/18/2013	984,069	(16,181)
SGD	RBS	1,340,000	09/18/2013	1,063,996	(9,549)
SGD	RBS	(1,010,000)	09/18/2013	(799,621)	4,851
SGD	RBS	(730,000)	09/18/2013	(576,643)	2,205
SGD	RBS	(4,400,000)	09/18/2013	(3,467,578)	5,214
SGD	RBS	(2,270,000)	09/18/2013	(1,783,415)	(2,850)
SGD	RBS	1,240,000	09/18/2013	989,671	(13,914)
SGD	RBS	1,460,000	09/18/2013	1,165,340	(16,464)
SGD	RBS	170,000	09/18/2013	134,075	(302)
TRY	RBS	10,820,000	09/18/2013	5,695,037	(157,490)
TRY	RBS	(3,300,000)	09/18/2013	(1,735,716)	46,816
TRY	RBS	(1,900,000)	09/18/2013	(996,324)	23,926
TRY	RBS	(2,300,000)	09/18/2013	(1,198,596)	21,484
TRY	RBS	(3,600,000)	09/18/2013	(1,871,773)	29,336
TRY	RBS	200,000	09/18/2013	102,598	(241)
TRY	RBS	(200,000)	09/18/2013	(105,425)	3,067
TRY	RBS	(900,000)	09/18/2013	(467,130)	6,521
TRY	RBS	(600,000)	09/18/2013	(319,351)	12,279
TRY	RBS	(200,000)	09/18/2013	(101,899)	(459)
TRY	RBS	(100,000)	09/18/2013	(50,691)	(488)
TRY	RBS	(400,000)	09/18/2013	(203,635)	(1,080)
TRY	RBS	(200,000)	09/18/2013	(100,745)	(1,612)
TRY	RBS	(900,000)	09/18/2013	(454,039)	(6,570)
TRY	RBS	(1,900,000)	09/18/2013	(967,340)	(5,058)
TRY	RBS	(3,300,000)	09/18/2013	(1,753,306)	64,406
TRY	RBS	(1,800,000)	09/18/2013	(953,849)	32,631
TRY	RBS	(3,200,000)	09/18/2013	(1,676,598)	38,876
TRY	RBS	(2,900,000)	09/18/2013	(1,510,336)	26,151
TRY	RBS	(300,000)	09/18/2013	(153,515)	(22)
TRY	RBS	(300,000)	09/18/2013	(154,119)	582
TRY	RBS	(1,900,000)	09/18/2013	(963,124)	(9,273)
TRY	RBS	(400,000)	09/18/2013	(206,552)	1,837
TRY	RBS	(900,000)	09/18/2013	(462,830)	2,221
TWD	RBS	(39,000,000)	09/18/2013	(1,305,414)	4,087
TWD	RBS	18,000,000	09/18/2013	600,412	200
TWD	RBS	(2,000,000)	09/18/2013	(67,282)	547
TWD	RBS	60,000,000	09/18/2013	2,003,376	(1,334)
TWD	RBS	15,000,000	09/18/2013	498,762	1,748

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TWD	RBS	18,000,000	09/18/2013	$598,768	$1,845
TWD	RBS	(33,000,000)	09/18/2013	(1,116,546)	15,423
TWD	RBS	22,000,000	09/18/2013	737,651	(3,569)
TWD	RBS	(246,000,000)	09/18/2013	(8,253,524)	45,151
TWD	RBS	23,000,000	09/18/2013	771,051	(3,602)
TWD	RBS	(12,000,000)	09/18/2013	(401,330)	921
TWD	RBS	(22,000,000)	09/18/2013	(738,364)	4,282
TWD	RBS	(16,000,000)	09/18/2013	(537,265)	3,387
TWD	RBS	(1,000,000)	09/18/2013	(33,500)	133
TWD	RBS	(11,000,000)	09/18/2013	(364,835)	(2,206)
TWD	RBS	(5,000,000)	09/18/2013	(165,999)	(837)
TWD	RBS	(6,000,000)	09/18/2013	(199,933)	(271)
TWD	RBS	(2,000,000)	09/18/2013	(66,737)	2
TWD	RBS	(3,000,000)	09/18/2013	(100,184)	82
TWD	RBS	(33,000,000)	09/18/2013	(1,103,492)	2,368
TWD	RBS	(16,000,000)	09/18/2013	(534,035)	157
TWD	RBS	(38,000,000)	09/18/2013	(1,271,728)	3,768
TWD	RBS	(50,000,000)	09/18/2013	(1,672,770)	4,402
TWD	RBS	(82,000,000)	09/18/2013	(2,739,215)	3,091
TWD	RBS	(83,000,000)	09/18/2013	(2,769,382)	(110)
TWD	RBS	19,000,000	09/18/2013	635,251	(1,271)
TWD	RBS	56,000,000	09/18/2013	1,859,856	8,717
ZAR	RBS	5,800,000	09/18/2013	559,955	23,859
ZAR	RBS	16,700,000	09/18/2013	1,612,012	68,970
ZAR	RBS	1,300,000	09/18/2013	128,675	2,179
ZAR	RBS	1,700,000	09/18/2013	167,438	3,680
ZAR	RBS	3,600,000	09/18/2013	354,719	7,649
ZAR	RBS	7,900,000	09/18/2013	782,997	12,198
ZAR	RBS	(600,000)	09/18/2013	(59,887)	(508)
ZAR	RBS	7,300,000	09/18/2013	730,092	4,709
ZAR	RBS	1,500,000	09/18/2013	144,597	6,389
ZAR	RBS	2,300,000	09/18/2013	227,486	4,026
ZAR	RBS	7,000,000	09/18/2013	694,507	10,096
ZAR	RBS	(144,100,000)	09/18/2013	(14,276,924)	(227,835)
ZAR	RBS	(6,100,000)	09/18/2013	(612,512)	(1,499)
ZAR	RBS	(6,800,000)	09/18/2013	(657,536)	(26,935)
ZAR	RBS	(100,000)	09/18/2013	(9,806)	(260)
ZAR	RBS	(2,000,000)	09/18/2013	(200,691)	(624)
ZAR	RBS	(8,200,000)	09/18/2013	(829,432)	4,040
ZAR	RBS	900,000	09/18/2013	89,211	1,380
ZAR	RBS	5,500,000	09/18/2013	555,831	(2,214)
ZAR	RBS	(4,600,000)	09/18/2013	(464,995)	1,970
ZAR	RBS	(1,100,000)	09/18/2013	(111,405)	682
ZAR	RBS	(1,800,000)	09/18/2013	(181,755)	572
ZAR	RBS	500,000	09/18/2013	50,281	48
ZAR	RBS	1,800,000	09/18/2013	178,536	2,648
ZAR	RBS	2,300,000	09/18/2013	230,425	1,088
ZAR	RBS	300,000	09/18/2013	30,014	183

					$(1,686,411)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at July 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $344,851,440.
(C)	Cash in the amount of $4,818,898 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued derivatives is $244,975, or 0.06% of the fund’s net assets.
(F)	Cash in the amount of $28,305,604 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
EURIBOR	Euro InterBank Offered Rate
RBS	Royal Bank of Scotland Group PLC
CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$41,989,369	$—	$41,989,369
Investment Companies	302,862,071	—	—	302,862,071

Total Investment Securities	$302,862,071	$41,989,369	$—	$344,851,440

Derivative Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$14,173,816	$—	$14,173,816
Futures Contracts (H)	9,892,685	—	—	9,892,685
Total Return Swap Agreements (H)	—	1,147,535	—	1,147,535

Total Derivative Financial Instruments	$9,892,685	$15,321,351	$—	$25,214,036

Other Assets (I)
Cash	$493,818	$—	$—	$493,818
Cash on Deposit with Broker	23,131,604	—	—	23,131,604
Cash on Deposit with Custodian	9,992,898	—	—	9,992,898
Foreign Currency	233,350	—	—	233,350

Total Other Assets	$33,851,670	$—	$—	$33,851,670

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(15,860,227)	$—	$(15,860,227)
Futures Contracts (H)	(3,114,452)	—	—	(3,114,452)
Total Return Swap Agreements (H)	—	(489,192)	—	(489,192)

Total Derivative Financial Instruments	$(3,114,452)	$(16,349,419)	$—	$(19,463,871)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Beverages - 2.5%
Beam, Inc.	41,386	$ 2,689,676
Brown-Forman Corp. - Class B	15,455	1,120,642
Dr. Pepper Snapple Group, Inc.	49,015	2,290,961
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	50,393	2,081,735
Capital Markets - 4.9%
Ameriprise Financial, Inc.	37,180	3,309,020
Charles Schwab Corp.	81,762	1,806,123
Invesco, Ltd.	72,964	2,348,711
Northern Trust Corp.	33,635	1,968,993
T. Rowe Price Group, Inc.	34,905	2,626,252
Chemicals - 4.0%
Airgas, Inc.	28,556	2,947,265
Albemarle Corp. (A)	47,225	2,928,422
Sherwin-Williams Co.	8,062	1,404,159
Sigma-Aldrich Corp.	29,820	2,491,759
Commercial Banks - 6.5%
City National Corp. (A)	28,880	2,008,026
Cullen/Frost Bankers, Inc. (A)	11,880	855,835
Fifth Third Bancorp	190,206	3,657,661
First Republic Bank - Class A	31,067	1,341,784
Huntington Bancshares, Inc. - Class A	133,190	1,138,775
M&T Bank Corp. (A)	26,840	3,136,523
SunTrust Banks, Inc.	78,439	2,728,893
Zions Bancorporation	43,660	1,294,082
Containers & Packaging - 3.6%
Ball Corp.	96,351	4,315,561
Rock-Tenn Co. - Class A	18,668	2,134,686
Silgan Holdings, Inc.	51,300	2,474,712
Distributors - 0.8%
Genuine Parts Co. (A)	23,314	1,911,515
Electric Utilities - 3.4%
Edison International	57,371	2,859,944
Westar Energy, Inc. (A)	80,591	2,707,052
Xcel Energy, Inc.	94,721	2,836,894
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	58,350	2,700,438
Hubbell, Inc. - Class B	15,653	1,680,349
Regal Beloit Corp.	37,466	2,423,301
Electronic Equipment & Instruments - 3.2%
Amphenol Corp. - Class A	46,970	3,689,963
Arrow Electronics, Inc. (B)	77,737	3,548,694
CDW Corp. (A) (B)	27,100	582,650
Food & Staples Retailing - 0.3%
Kroger Co.	19,300	757,911
Food Products - 0.8%
Hershey Co.	19,820	1,880,323
Gas Utilities - 1.5%
EQT Corp.	26,110	2,258,515
Questar Corp.	60,907	1,453,241
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. - Class A (B)	44,135	1,702,287
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp. - Class A	39,738	2,315,533
CIGNA Corp.	45,225	3,519,862
Henry Schein, Inc. (A) (B)	16,215	1,683,603
Humana, Inc. - Class A	32,295	2,947,242

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	18,777	$ 921,012
Marriott International, Inc. - Class A	57,507	2,390,566
Yum! Brands, Inc.	28,363	2,068,230
Household Durables - 1.7%
Jarden Corp. (B)	31,640	1,438,671
Mohawk Industries, Inc. (B)	22,493	2,676,442
Household Products - 0.8%
Energizer Holdings, Inc.	18,440	1,877,192
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	42,478	2,877,460
Insurance - 9.4%
Alleghany Corp. (B)	5,946	2,401,470
Chubb Corp. - Class A	24,166	2,090,359
Hartford Financial Services Group, Inc.	59,840	1,846,662
Loews Corp.	89,305	4,067,843
Marsh & McLennan Cos., Inc.	101,640	4,255,667
Old Republic International Corp.	121,650	1,757,842
Unum Group	78,512	2,484,120
WR Berkley Corp.	49,169	2,083,291
XL Group PLC - Class A	72,938	2,286,606
Internet & Catalog Retail - 1.3%
Expedia, Inc.	39,575	1,865,170
TripAdvisor, Inc. (A) (B)	16,610	1,246,082
IT Services - 1.2%
Jack Henry & Associates, Inc.	62,280	3,008,124
Machinery - 2.8%
IDEX Corp.	51,067	3,046,146
Rexnord Corp. (B)	59,271	1,124,371
Snap-on, Inc.	28,594	2,712,141
Media - 2.7%
Cablevision Systems Corp. - Class A	21,889	409,105
CBS Corp. - Class B	36,428	1,924,856
Clear Channel Outdoor Holdings, Inc. - Class A (B)	63,093	468,150
DISH Network Corp. - Class A	64,145	2,864,074
Gannett Co., Inc.	34,608	891,502
Multi-Utilities - 5.7%
CenterPoint Energy, Inc.	96,786	2,402,229
CMS Energy Corp.	99,862	2,795,137
NiSource, Inc. - Class B	96,010	2,949,427
Sempra Energy	41,283	3,617,629
Wisconsin Energy Corp.	54,278	2,360,008
Multiline Retail - 2.9%
Family Dollar Stores, Inc.	48,658	3,345,724
Kohl’s Corp.	73,406	3,889,050
Oil, Gas & Consumable Fuels - 4.1%
Devon Energy Corp. - Class A	36,630	2,015,016
Energen Corp.	54,544	3,266,640
PBF Energy, Inc. - Class A (A)	51,878	1,187,488
QEP Resources, Inc.	56,090	1,710,184
Williams Cos., Inc.	59,239	2,024,197
Professional Services - 1.1%
Equifax, Inc.	42,963	2,716,551
Real Estate Investment Trusts - 4.1%
Annaly Capital Management, Inc. (A)	112,141	1,336,721
HCP, Inc.	48,695	2,136,249
Kimco Realty Corp.	103,225	2,327,724
Regency Centers Corp.	34,685	1,828,940
Vornado Realty Trust - Class A	30,351	2,574,068
Real Estate Management & Development - 0.6%
Brookfield Office Properties, Inc. (A)	94,005	1,591,505

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc. - Class A	79,099	$ 3,904,326
KLA-Tencor Corp.	30,571	1,792,378
Xilinx, Inc.	68,975	3,220,443
Software - 1.0%
Synopsys, Inc. (B)	63,876	2,365,967
Specialty Retail - 7.9%
AutoZone, Inc. (B)	8,719	3,911,169
Bed Bath & Beyond, Inc. (B)	46,063	3,522,438
Gap, Inc. - Class A	79,392	3,644,093
PetSmart, Inc. - Class A (A)	32,118	2,351,680
Tiffany & Co.	19,725	1,568,335
TJX Cos., Inc.	37,253	1,938,646
Williams-Sonoma, Inc. - Class A (A)	42,746	2,516,029
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	20,014	2,637,645
V.F. Corp.	10,165	2,002,505
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	71,250	681,150
People’s United Financial, Inc. (A)	15,734	236,010
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A	34,393	2,784,113
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	16,700	442,717

Total Common Stocks (cost $161,226,618)		241,236,858

SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	21,379,096	21,379,096

Total Securities Lending Collateral (cost $21,379,096)		21,379,096

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $4,289,194 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/20/2027 - 12/01/2027, and with a total value of $4,378,646.	$ 4,289,191	4,289,191

Total Repurchase Agreement (cost $4,289,191)		4,289,191

Total Investment Securities (cost $186,894,905) (D)		266,905,145
Other Assets and Liabilities - Net		(20,393,558)

Net Assets		$ 246,511,587

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $20,885,425. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $186,894,905. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $80,488,379 and $478,139, respectively. Net unrealized appreciation for tax purposes is $80,010,240.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$241,236,858	$—	$—	$241,236,858
Securities Lending Collateral	21,379,096	—	—	21,379,096
Repurchase Agreement	—	4,289,191	—	4,289,191

Total Investment Securities	$262,615,954	$4,289,191	$—	$266,905,145

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(21,379,096)	$—	$(21,379,096)

Total Other Liabilities	$—	$(21,379,096)	$—	$(21,379,096)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.2%
Energy Equipment & Services - 0.9%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 - 144A	$ 1,000,000	$ 1,050,000
SemGroup, LP
7.50%, 06/15/2021 - 144A	500,000	506,250
Oil, Gas & Consumable Fuels - 6.3%
Aurora USA Oil & Gas, Inc.
7.50%, 04/01/2020 - 144A	1,500,000	1,485,000
Concho Resources, Inc.
5.50%, 04/01/2023	750,000	748,125
El Paso LLC, Series MTN
7.75%, 01/15/2032	1,000,000	1,062,491
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
9.25%, 06/01/2021 - 144A	800,000	786,000
Rex Energy Corp.
8.88%, 12/01/2020 - 144A	1,000,000	1,037,500
RKI Exploration & Production LLC / RKI Finance Corp.
8.50%, 08/01/2021 - 144A (A)	1,000,000	1,015,000
Williams Cos., Inc.
8.75%, 03/15/2032	3,750,000	4,755,499

Total Corporate Debt Securities (cost $12,711,426)		12,445,865

	Shares	Value
COMMON STOCKS - 76.9%
Electric Utilities - 0.2%
NRG Yield, Inc. - Class A (A) (B)	13,486	384,351
Energy Equipment & Services - 3.8%
Exterran Holdings, Inc. (A) (B)	43,300	1,374,775
Seadrill Partners LLC	98,965	2,958,064
SeaDrill, Ltd. (A)	51,000	2,176,680
Gas Utilities - 4.4%
ONEOK, Inc. (A)	143,500	7,598,325
Marine - 1.0%
Navios Maritime Partners, LP	65,800	992,922
Seaspan Corp. (A)	35,000	742,350
Multi-Utilities - 2.8%
CenterPoint Energy, Inc. (A)	105,400	2,616,028
NiSource, Inc. - Class B (A)	48,500	1,489,920
OGE Energy Corp.	20,000	748,000
Oil, Gas & Consumable Fuels - 64.7%
Access Midstream Partners, LP	28,700	1,348,039
Alliance Resource Partners, LP	10,000	765,200
AltaGas, Ltd. (A)	62,500	2,190,025
Atlas Pipeline Partners, LP	40,000	1,516,000
Buckeye Partners, LP	9,100	647,283
Capital Product Partners, LP	281,207	2,685,527
Crestwood Midstream Partners, LP	34,280	903,964
DCP Midstream Partners, LP	28,700	1,511,629
Emerge Energy Services, LP (A)	28,000	687,960
Enbridge Energy Management LLC (A)	166,068	5,232,803
Enbridge, Inc. (A)	83,400	3,707,130
Enduro Royalty Trust	40,500	625,725
Energy Transfer Partners, LP - Class B	82,800	4,310,568
Enterprise Products Partners, LP	57,900	3,591,537
Gibson Energy, Inc.	20,000	460,909

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Golar LNG Partners, LP	88,096	$ 2,830,524
Inergy Midstream, LP	65,069	1,579,225
Inergy, LP	48,700	747,545
Keyera Corp.	45,700	2,556,637
Kinder Morgan Management LLC	207,204	16,779,342
Kinder Morgan, Inc. (A)	243,000	9,175,680
KNOT Offshore Partners, LP (B)	159,754	3,872,437
Magellan Midstream Partners, LP	40,400	2,209,072
Marathon Petroleum Corp.	22,000	1,613,260
MarkWest Energy Partners, LP	58,887	4,134,456
NuStar Energy, LP	21,000	957,600
NuStar GP Holdings LLC	28,000	729,400
ONEOK Partners, LP	30,603	1,557,693
Pacific Coast Oil Trust	64,316	1,162,190
Pembina Pipeline Corp. (A)	98,000	3,072,300
Phillips 66	26,500	1,629,750
Phillips 66 Partners, LP (A) (B)	6,200	200,694
Plains All American Pipeline, LP	65,200	3,471,248
PVR Partners, LP	9,700	250,939
Spectra Energy Corp.	117,000	4,210,830
Sunoco Logistics Partners, LP	14,400	877,104
Targa Resources Corp. (A)	53,817	3,668,705
Teekay Offshore Partners, LP	29,000	908,280
TransCanada Corp.	27,000	1,234,440
Voc Energy Trust	71,200	1,051,624
Western Gas Partners, LP	41,600	2,562,560
Whiting USA Trust II	25,000	337,500
Williams Cos., Inc.	161,600	5,521,872
Williams Partners, LP	50,100	2,516,022

Total Common Stocks (cost $130,261,566)		132,684,643

SECURITIES LENDING COLLATERAL - 18.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	31,523,232	31,523,232

Total Securities Lending Collateral (cost $31,523,232)		31,523,232

	Principal	Value
REPURCHASE AGREEMENT - 16.9%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $29,252,294 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $29,838,537.	$ 29,252,270	29,252,270

Total Repurchase Agreement (cost $29,252,270)		29,252,270

Total Investment Securities (cost $203,748,494) (D)		205,906,010
Other Assets and Liabilities - Net		(33,288,251)

Net Assets		$ 172,617,759

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $30,704,458. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $203,748,494. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,384,258 and $2,226,742, respectively. Net unrealized appreciation for tax purposes is $2,157,516.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $5,879,750, or 3.41% of the fund’s net assets.
MTN	Medium Term Note

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Corporate Debt Securities	$—	$12,445,865	$—	$12,445,865
Common Stocks	132,684,643	—	—	132,684,643
Securities Lending Collateral	31,523,232	—	—	31,523,232
Repurchase Agreement	—	29,252,270	—	29,252,270

Total Investment Securities	$164,207,875	$41,698,135	$—	$205,906,010

Other Assets (F)
Cash	$10,226	$—	$—	$10,226

Total Other Assets	$10,226	$—	$—	$10,226

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(31,523,232)	$—	$(31,523,232)

Total Other Liabilities	$—	$(31,523,232)	$—	$(31,523,232)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
CCG Receivables Trust
Series 2013-1, Class A1
0.37%, 04/14/2014 - 144A	$ 1,343,725	$ 1,343,725

Total Asset-Backed Security (cost $1,343,725)		1,343,725

CORPORATE DEBT SECURITIES - 2.2%
Commercial Banks - 1.3%
Svenska Handelsbanken
0.92%, 09/25/2013 (A)	4,300,000	4,302,860
Diversified Financial Services - 0.9%
JPMorgan Chase & Co., Series MTN
1.03%, 09/30/2013 (A)	2,700,000	2,703,429

Total Corporate Debt Securities (cost $7,006,289)		7,006,289

CERTIFICATES OF DEPOSIT - 9.6%
Automobiles - 0.2%
Prestige Auto Receivables Trust
0.28%, 04/15/2014 - 144A (B)	543,387	543,387
Commercial Banks - 9.0%
Bank of Nova Scotia
0.25%, 04/09/2014 (B)	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.37%, 06/20/2014 (A) (B)	6,500,000	6,500,000
Barclays Bank PLC
0.57%, 10/02/2013 - 144A (B) (C)	5,000,000	5,000,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.37%, 07/11/2014 (B)	10,000,000	10,000,000
Westpac Banking Corp.
0.33%, 01/10/2014 - 144A (A) (B)	4,500,000	4,500,000
Electric Utilities - 0.4%
Westar Energy, Inc.
0.32%, 08/01/2013 - 144A (B)	1,500,000	1,500,000

Total Certificates of Deposit (cost $31,043,387)		31,043,387

COMMERCIAL PAPER - 71.8%
Automobiles - 0.9%
Harley-Davidson Financial Services, Inc.
0.25%, 08/06/2013 - 144A (B)	1,500,000	1,499,948
VW Credit, Inc.
0.31%, 08/05/2013 - 144A (B)	1,500,000	1,499,948
Commercial Banks - 25.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.11%, 08/06/2013 (B)	6,000,000	5,999,908
Commonwealth Bank of Australia
0.32%, 12/02/2013 (B)	3,500,000	3,500,011
Deutsche Bank Financial LLC
0.34%, 10/30/2013 (B)	3,500,000	3,497,025
Lloyds TSB Bank PLC
0.09%, 08/05/2013 (B)	12,500,000	12,499,875
National Australia Funding Delaware, Inc.
0.24%, 08/05/2013 - 144A (B)	10,000,000	9,999,733
Skandinaviska Enskilda Banken AB
0.29%, 08/26/2013 - 144A (B)	8,000,000	7,998,389
Societe Generale North America, Inc.
0.10%, 08/05/2013 (B)	9,500,000	9,499,900
Standard Chartered Bank
0.25%, 12/23/2013 - 01/06/2014 - 144A (B)	10,000,000	9,989,319

	Principal	Value
COMMERCIAL PAPER (continued)
Commercial Banks (continued)
Sumitomo Mitsui Banking Corp.
0.18%, 08/07/2013 - 144A (B)	$ 14,000,000	$ 13,999,580
Swedbank AB
0.28%, 12/02/2013 (B)	5,000,000	4,995,217
Consumer Finance - 1.8%
Toyota Motor Credit
0.23%, 04/28/2014 (B)	6,000,000	6,000,000
Diversified Financial Services - 42.0%
BNP Paribas Finance, Inc.
0.19%, 09/03/2013 (B)	8,000,000	7,998,607
CAFCO LLC
0.28%, 09/19/2013 - 144A (B)	5,000,000	4,998,094
0.29%, 09/26/2013 - 144A (B)	10,000,000	9,995,489
Cancara Asset Securitisation LLC
0.19%, 08/05/2013 - 08/20/2013 - 144A (B)	11,800,000	11,799,213
CIESCO LLC
0.25%, 09/04/2013 - 144A (B)	5,000,000	4,998,819
0.27%, 08/16/2013 - 144A (B)	7,500,000	7,499,156
ING US Funding LLC
0.25%, 09/05/2013 (B)	10,000,000	9,997,570
Kells Funding LLC
0.24%, 12/13/2013 (B)	10,000,000	9,991,067
0.27%, 11/04/2013 - 144A (B)	4,000,000	3,999,592
Mizuho Funding LLC
0.25%, 01/08/2014 - 144A (B)	10,000,000	9,989,111
Mont Blanc Capital Corp.
0.24%, 10/09/2013 - 11/08/2013 - 144A (B)	15,000,000	14,991,300
Natixis US Finance Co. LLC
0.13%, 08/02/2013 - 08/05/2013 (B)	14,250,000	14,249,883
Nieuw Amsterdam Receivables Corp.
0.17%, 09/03/2013 - 144A (B)	8,000,000	7,998,753
0.18%, 08/13/2013 - 144A (B)	1,400,000	1,399,916
Salisbury Receivables Co. LLC
0.16%, 08/06/2013 - 144A (B)	5,000,000	4,999,889
Sheffield Receivables Corp.
0.20%, 10/15/2013 - 144A (B)	10,100,000	10,095,792
Electric Utilities - 0.8%
Northeast Utilities
0.23%, 08/05/2013 - 144A (B)	1,500,000	1,499,962
OGE Energy Corp.
0.25%, 08/13/2013 - 144A (B)	1,000,000	999,917
Multi-Utilities - 0.3%
Dominion Resources, Inc.
0.28%, 09/03/2013 - 144A (B)	1,000,000	999,743
Oil, Gas & Consumable Fuels - 0.5%
Kinder Morgan Energy Partners, LP
0.25%, 08/05/2013 - 144A (B)	1,500,000	1,499,958

Total Commercial Paper (cost $230,980,684)		230,980,684

DEMAND NOTE - 1.4%
Capital Markets - 1.4%
Goldman Sachs Co. Promissory Note
0.47%, 10/17/2013 (B) (C)	4,500,000	4,500,000

Total Demand Note (cost $4,500,000)		4,500,000

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 16.6%

Goldman Sachs & Co. 0.08% (B),
dated 07/31/2013, to be repurchased at $14,000,031 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 06/01/2025 - 03/01/2026, and with a total value of $14,280,000.

	$ 14,000,000	$ 14,000,000
JPMorgan Securities, Inc. 0.01% (B), dated 07/22/2013, to be repurchased at $39,000,807 on 07/22/2014 (E). Collateralized by U.S. Government Obligations, Zero Coupon, due 08/16/2013 - 10/30/2013, and with a total value of $39,002,102.	39,000,000	39,000,000
State Street Bank & Trust Co. 0.03% (B), dated 07/31/2013, to be repurchased at $256,678 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $264,361.	256,678	256,678

Total Repurchase Agreements (cost $53,256,678)		53,256,678

Total Investment Securities (cost $328,130,763) (D)		328,130,763
Other Assets and Liabilities - Net		(6,503,508)

Net Assets		$ 321,627,255

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(B)	Rate shown reflects the yield at July 31, 2013.
(C)	Illiquid. Total aggregate market value of illiquid securities is $9,500,000, or 2.95% of the fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $328,130,763.
(E)	Open maturity repurchase agreement originally dated July 22, 2013. Both the fund and counterparty have the right to terminate the repurchase agreement at any time.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $155,638,733, or 48.39% of the fund’s net assets.
MTN	Medium Term Note

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Asset-Backed Security	$—	$1,343,725	$—	$1,343,725
Corporate Debt Securities	—	7,006,289	—	7,006,289
Certificates of Deposit	—	31,043,387	—	31,043,387
Commercial Paper	—	230,980,684	—	230,980,684
Demand Note	—	4,500,000	—	4,500,000
Repurchase Agreements	—	53,256,678	—	53,256,678

Total Investment Securities	$—	$328,130,763	$—	$328,130,763

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 375,000	$ 314,883
2.75%, 11/15/2042 (A)	15,000	12,577
2.88%, 05/15/2043 (A)	2,012,000	1,731,578
3.13%, 02/15/2043 (B)	1,610,000	1,462,081
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	505,117	438,622
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,947,640	1,898,645
U.S. Treasury Note
0.25%, 07/31/2015	135,000	134,842
0.63%, 07/15/2016	430,000	430,369
1.38%, 06/30/2018 - 07/31/2018	590,000	589,600
1.63%, 11/15/2022 (A)	513,000	474,846
1.75%, 05/15/2023 (A)	7,284,000	6,755,910
2.00%, 07/31/2020	2,625,000	2,621,924

Total U.S. Government Obligations (cost $17,632,033)		16,865,877

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.2%
Fannie Mae
Zero Coupon, 10/09/2019	435,000	365,327
1.00%, 08/01/2043	100,000	100,879
2.09%, 02/01/2043 (C)	516,424	520,922
3.00%, 02/01/2043 - 06/01/2043	5,653,195	5,486,780
3.33%, 06/01/2041 (C)	180,333	187,252
3.50%, 07/01/2027 - 05/01/2043	1,800,032	1,884,142
3.50%, 09/01/2041 (C)	131,613	137,614
4.00%, 02/01/2025 - 08/01/2043	1,733,911	1,820,159
4.50%, 02/01/2025 - 08/01/2042	3,018,371	3,206,929
5.00%, 05/01/2018 - 08/01/2041	2,289,233	2,469,928
5.50%, 07/01/2019 - 11/01/2038	2,544,941	2,788,581
6.00%, 08/01/2036 - 12/01/2038	473,238	523,707
6.50%, 05/01/2040	754,418	838,585
Fannie Mae, IO
2.40%, 01/25/2022 (C)	577,553	80,033
Fannie Mae, TBA
2.50%	2,200,000	2,198,281
3.00%	2,300,000	2,322,671
3.50%	900,000	904,781
4.00%	3,800,000	3,946,531
4.50%	1,600,000	1,694,765
Freddie Mac
2.62%, 01/25/2023	530,000	494,693
2.64%, 01/25/2023	315,000	296,164
3.00%, 03/01/2043 - 04/01/2043	3,055,351	2,956,375
3.25%, 04/25/2023	600,000	591,922
4.50%, 10/01/2041	1,209,426	1,274,807
5.00%, 04/01/2018 - 03/01/2038	136,221	145,658
5.50%, 09/01/2018 - 11/01/2018	40,376	43,104
Freddie Mac, IO
1.40%, 11/25/2019 (C)	6,180,802	432,137
1.51%, 06/25/2022 (C)	1,768,919	181,397
1.56%, 12/25/2018 (C)	848,405	59,923
1.78%, 05/25/2019 (C)	717,033	61,458
Freddie Mac, TBA
3.00%	200,000	193,187
3.50%	4,250,000	4,260,625
4.00%	1,800,000	1,861,594
4.50%	300,000	316,266
5.00%	1,200,000	1,286,297
5.50%	500,000	540,625

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust
3.17%, 04/25/2046 - 144A (C)	$ 30,000	$ 27,423
3.56%, 08/25/2045 - 144A (C)	160,000	153,206
3.66%, 10/25/2045 - 144A (C)	120,000	107,786
4.02%, 11/25/2044 - 144A (C)	25,900	24,382
Ginnie Mae
3.50%, 12/15/2042 - 07/15/2043	399,664	408,005
4.00%, 11/20/2040 - 09/15/2042	1,551,193	1,625,304
4.50%, 05/20/2041 - 02/15/2042	3,076,524	3,288,999
5.00%, 12/15/2038 - 12/15/2040	442,495	478,920
Ginnie Mae, IO
1.01%, 02/16/2053 (C)	991,727	73,883
Ginnie Mae, TBA
3.00%	1,890,000	1,849,042
3.50%	2,300,000	2,340,250
4.00%	300,000	313,641
4.50%	600,000	636,469
5.00%	1,100,000	1,186,926
5.50%	500,000	544,687

Total U.S. Government Agency Obligations (cost $60,248,032)		59,533,022

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Brazilian Government International Bond
7.13%, 01/20/2037	100,000	117,350
Mexico Government International Bond
5.13%, 01/15/2020	340,000	378,420
Republic of South Africa
5.50%, 03/09/2020	180,000	192,825
Russian Federation
7.50%, 03/31/2030 - Reg S (D)	312,900	366,875

Total Foreign Government Obligations (cost $1,054,698)		1,055,470

MORTGAGE-BACKED SECURITIES - 5.5%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (C)	1,060,000	1,068,202
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.56%, 06/10/2049 (C)	398,532	437,823
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.49%, 11/15/2015 - 144A (C)	587,615	590,456
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A (C)	299,617	309,058
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (C)	20,000	21,224
Series 2007-3, Class AM
5.56%, 06/10/2049 (C)	170,000	186,421
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.34%, 08/15/2029 - 144A (C)	122,000	122,128
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 - 144A (C)	3,045,000	178,827
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.99%, 08/26/2035 - 144A (C)	387,910	386,102
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (C)	125,224	126,027
Series 2009-RR14, Class 1A1
6.07%, 05/26/2037 - 144A (C)	406,320	426,484
Series 2009-RR3, Class 2A1
4.40%, 05/26/2037 - 144A (C)	5,672	5,661

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2009-RR6, Class 2A1
2.78%, 08/26/2035 - 144A (C)	$ 293,797	$ 272,931
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (C)	426,277	444,281
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (C)	117,253	121,470
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17
5.65%, 06/11/2050 (C)	408,518	457,493
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (C)	100,000	108,989
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	190,000	206,312
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	380,000	356,349
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	210,000	203,343
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-CR7, Class XA
1.63%, 03/10/2046 (C)	1,687,026	158,130
Series 2013-LC6, Class XA
1.81%, 01/10/2046 (C)	2,572,939	260,145
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	80,000	89,866
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	35,000	36,586
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	573,699	629,409
Series 2007-C4, Class A3
5.76%, 09/15/2039 (C)	765,000	776,985
Series 2007-TF2A, Class A3
0.46%, 04/15/2022 - 144A (C)	175,000	166,221
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	154,403	157,897
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (C)	250,387	261,518
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	172,505	172,344
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (C)	585,000	657,250
DBRR Trust
Series 2011-C32, Class A3A
5.75%, 06/17/2049 - 144A (C)	150,000	168,378
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	602,074	603,089
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	165,000	159,973
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	70,000	76,498
Series 2007-GG9, Class AM
5.48%, 03/10/2039	220,000	234,381
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (C)	320,000	273,554

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.78%, 02/10/2046 (C)	$ 2,424,634	$ 269,144
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (C)	1,271,000	85,021
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	145,000	142,823
Series 2006-GG8, Class AM
5.59%, 11/10/2039	60,000	65,473
Series 2007-GG10, Class A1A
5.80%, 08/10/2045 (C)	274,504	305,545
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.86%, 12/26/2037 - 144A (C)	265,882	267,756
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	183,529	192,268
Series 2009-R7, Class 12A1
2.83%, 08/26/2036 - 144A (C)	185,106	182,036
Series 2009-R7, Class 1A1
2.53%, 02/26/2036 - 144A (C)	445,726	443,535
Series 2009-R7, Class 4A1
2.82%, 09/26/2034 - 144A (C)	330,671	324,164
Series 2009-R9, Class 1A1
2.56%, 08/26/2046 - 144A (C)	275,948	281,401
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	273,676	279,333
Series 2010-R3, Class 1A1
2.97%, 03/21/2036 - 144A (C)	219,818	227,420
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	82,857	84,043
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	591,968	598,540
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (C)	100,000	108,381
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	65,000	68,941
Series 2007-CB20, Class AM
5.87%, 02/12/2051 (C)	360,000	404,946
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (C)	175,683	188,246
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370,000	415,942
Series 2013-C10, Class C
4.16%, 12/15/2047 (C)	46,111	42,564
Series 2013-LC11, Class C
3.96%, 04/15/2046 (C)	100,000	90,083
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.03%, 06/15/2045 (C)	984,309	102,717
Series 2013-LC11, Class XA
1.59%, 04/15/2046 (C)	1,148,806	115,780
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (C)	147,615	149,067
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (C)	237,405	236,551
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (C)	605,000	622,232
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (C)	125,000	133,176
Series 2007-C7, Class A3
5.87%, 09/15/2045 (C)	153,543	170,215

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (C)	$ 300,000	$ 314,758
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720,000	806,766
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.58%, 04/12/2049 (C)	214,446	215,137
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (C)	280,000	299,827
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	491,922	544,470
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	118,574
Series 2007-IQ15, Class AM
5.89%, 06/11/2049 (C)	190,000	206,108
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.68%, 03/15/2045 - 144A (C)	1,575,185	205,519
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	42,682	42,763
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	100,000	96,800
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	193,999	196,424
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A	93,628	93,450
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	350,000	343,331
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (C)	410,000	338,815
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	90,901	90,757
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	321,578	318,041
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (C)	320,000	332,177
Series 2007-C33, Class A4
5.92%, 02/15/2051 (C)	230,000	257,152
Series 2007-C33, Class AJ
5.92%, 02/15/2051 (C)	225,000	216,265
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	201,019	201,139
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.84%, 12/15/2045 - 144A (C)	1,486,855	167,056

Total Mortgage-Backed Securities (cost $22,719,610)		22,914,477

ASSET-BACKED SECURITIES - 5.0%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200,000	207,035
Series 2012-2, Class C
2.64%, 10/10/2017	125,000	127,076
Series 2012-3, Class C

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
2.42%, 05/08/2018	$ 120,000	$ 121,673
Series 2012-4, Class B
1.31%, 11/08/2017	75,000	74,995
Series 2012-4, Class C
1.93%, 08/08/2018	125,000	123,978
Series 2012-5, Class C
1.69%, 11/08/2018	90,000	88,828
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 189,308	254,157
Chesapeake Funding LLC
Series 2012-1A, Class B
1.80%, 11/07/2023 - 144A (C)	$ 200,000	201,043
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250,000	250,657
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	249,581
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250,000	250,551
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250,000	251,963
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	255,862
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	110,000	110,274
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	60,000	60,166
Series 2011-2, Class C
2.37%, 09/15/2015	140,000	140,435
Series 2011-2, Class D
2.86%, 09/15/2015	95,000	95,351
Series 2012-1, Class C
1.69%, 01/15/2016 (C)	160,000	160,781
Series 2012-1, Class D
2.29%, 01/15/2016 (C)	145,000	146,013
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	103,492
Series 2012-4, Class C
1.39%, 09/15/2016	100,000	100,333
Series 2012-4, Class D
2.09%, 09/15/2016	155,000	155,841
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	99,138
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	100,000	100,090
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	200,820
Series 2012-T2, Class B2
2.48%, 10/15/2045 - 144A	160,000	160,496
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	460,000	456,458
Series 2013-T2, Class C2
1.84%, 05/16/2044 - 144A	100,000	98,630
Series 2013-T2, Class D2
2.39%, 05/16/2044 - 144A	255,000	251,940
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	735,000	720,079
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95,000	96,757

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	$ 379,101	$ 427,602
Nationstar Mortgage Advance Receivable Trust
Series 2013-T1A, Class A1
1.08%, 06/20/2044 - 144A	415,000	414,484
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	595,000	594,070
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.92%, 11/25/2024 (C)	205,000	214,428
PFS Financing Corp.
Series 2012-AA, Class A
1.39%, 02/15/2016 - 144A (C)	160,000	160,517
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	200,000	199,651
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	110,000	109,296
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	229,928	230,624
Series 2012-1, Class B
2.72%, 05/16/2016	80,000	81,224
Series 2012-1, Class C
3.78%, 11/15/2017	110,000	112,542
Series 2012-2, Class C
3.20%, 02/15/2018	310,000	316,383
Series 2012-3, Class B
1.94%, 12/15/2016	255,000	257,379
Series 2012-3, Class C
3.01%, 04/16/2018	350,000	353,696
Series 2012-4, Class C
2.94%, 12/15/2017	230,000	231,995
Series 2012-5, Class B
1.56%, 08/15/2018	290,000	291,349
Series 2012-5, Class C
2.70%, 08/15/2018	140,000	140,607
Series 2012-6, Class B
1.33%, 05/15/2017	150,000	150,171
Series 2012-6, Class C
1.94%, 03/15/2018	105,000	103,255
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	380,000	378,377
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	795,000	775,340
Series 2013-2, Class B
1.33%, 03/15/2018	370,000	364,980
Series 2013-3, Class B
1.19%, 05/15/2018	350,000	344,326
Series 2013-4, Class B
2.16%, 01/15/2020	210,000	210,567
Series 2013-4, Class C
3.25%, 01/15/2020	170,000	170,985
Scholar Funding Trust
Series 2013-A, Class A
0.85%, 01/30/2045 - 144A (C)	673,682	667,196
SLM Private Education Loan Trust
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	705,000	676,821
SLM Student Loan Trust
Series 2003-11, Class A6
0.56%, 12/15/2025 - 144A (C)	390,000	388,880
Series 2004-B, Class A2
0.47%, 06/15/2021 (C)	453,735	445,962

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-B, Class A2
0.45%, 03/15/2023 (C)	$ 299,558	$ 293,223
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	105,464
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140,000	150,536
Series 2012-A, Class A1
1.59%, 08/15/2025 - 144A (C)	87,599	88,509
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120,000	127,695
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400,000	418,515
Series 2012-C, Class A1
1.29%, 08/15/2023 - 144A (C)	198,097	199,151
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430,000	444,975
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	520,000	534,399
Series 2012-E, Class A1
0.94%, 10/16/2023 - 144A (C)	191,615	191,339
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	715,000	693,948
Series 2013-A, Class A2B
1.24%, 05/17/2027 - 144A (C)	470,000	463,134
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	760,168	748,766
TAL Advantage I LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	858,750	879,695
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	170,000	186,058
Series 2012-C, Class A
2.23%, 08/15/2022	360,000	358,267
Series 2012-D, Class A
2.15%, 04/17/2023	455,000	441,303

Total Asset-Backed Securities (cost $20,896,486)		20,852,177

PREFERRED CORPORATE DEBT SECURITY - 0.0% (E)
Commercial Banks - 0.0% (E)
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (C)	155,000	155,000

Total Preferred Corporate Debt Security (cost $148,796)		155,000

CORPORATE DEBT SECURITIES - 8.4%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	553,000	553,979
3.63%, 01/22/2023 (A)	335,000	320,756
5.75%, 01/24/2022	93,000	103,510
Morgan Stanley
2.13%, 04/25/2018	350,000	338,838
3.80%, 04/29/2016	115,000	120,710
Chemicals - 0.2%
LYB International Finance BV
4.00%, 07/15/2023 (A)	86,000	85,348
5.25%, 07/15/2043	2,000	2,008
LyondellBasell Industries NV
5.00%, 04/15/2019	800,000	885,742
Commercial Banks - 0.2%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	150,000	140,250

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	$ 610,000	$ 620,675
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S	200,000	212,500
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	290,000	323,350
Communications Equipment - 0.0% (E)
CC Holdings GS V LLC / Crown Castle GS III Corp
3.85%, 04/15/2023	152,000	143,221
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A (F)	200,000	199,500
Consumer Finance - 0.0% (E)
SLM Corp, Series MTN
4.63%, 09/25/2017 (A)	39,000	39,195
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A (A)	340,000	334,900
Rock Tenn Co.
4.00%, 03/01/2023	219,000	210,829
Distributors - 0.1%
Glencore Funding LLC
2.50%, 01/15/2019 - 144A	165,000	151,387
VWR Funding, Inc.
7.25%, 09/15/2017	411,000	429,495
Diversified Financial Services - 1.4%
Bank of America Corp.
2.00%, 01/11/2018	755,000	738,586
3.88%, 03/22/2017	123,000	130,143
4.10%, 07/24/2023	340,000	340,181
5.70%, 01/24/2022	323,000	362,773
6.50%, 08/01/2016	95,000	107,652
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	520,000	584,551
Bank of America Corp., Series MTN
3.30%, 01/11/2023	160,000	150,626
Citigroup, Inc.
3.38%, 03/01/2023 (A)	160,000	152,682
4.45%, 01/10/2017	80,000	86,297
4.59%, 12/15/2015	1,449,000	1,552,399
5.35%, 05/15/2023 (A) (C) (G)	45,000	41,062
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	785,000	851,044
JPMorgan Chase & Co.
3.20%, 01/25/2023	145,000	137,209
3.25%, 09/23/2022	120,000	114,200
5.15%, 05/01/2023 (C) (G)	115,000	106,662
Novus USA Trust
1.57%, 02/28/2014 - 144A (C)	280,000	279,580
Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (A)	170,000	183,813
Level 3 Financing, Inc.
8.13%, 07/01/2019 (A)	400,000	434,000
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	124,200
Verizon Communications, Inc.
3.85%, 11/01/2042	680,000	558,226
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	225,000	234,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.9%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036 (A)	$ 117,000	$ 123,315
8.88%, 11/15/2018	25,000	32,272
Duke Energy Carolinas LLC
4.25%, 12/15/2041	125,000	119,729
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	500,000	541,250
Georgia Power Co
. 3.00%, 04/15/2016	365,000	381,912
Hydro-Quebec
8.05%, 07/07/2024	1,900,000	2,578,834
Jersey Central Power & Light Co.
7.35%, 02/01/2019	105,000	126,533
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC
4.45%, 02/15/2043	100,000	91,776
Noble Holding International, Ltd.
5.25%, 03/15/2042 (A)	135,000	126,381
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 144A	425,000	419,156
Transocean, Inc.
2.50%, 10/15/2017	350,000	348,732
5.05%, 12/15/2016	180,000	197,291
6.00%, 03/15/2018	514,000	579,423
6.50%, 11/15/2020 (A)	270,000	303,651
Food & Staples Retailing - 0.0% (E)
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	139,000	128,208
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	433,000	479,815
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021 (A)	164,000	184,088
HCA, Inc.
7.25%, 09/15/2020	150,000	164,063
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	176,550
UnitedHealth Group, Inc.
3.38%, 11/15/2021	55,000	54,926
WellPoint, Inc.
1.88%, 01/15/2018 (A)	220,000	215,693
2.30%, 07/15/2018 (F)	15,000	14,963
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	410,000	426,144
Insurance - 0.8%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (C)	EUR 100,000	148,436
American International Group, Inc.
3.80%, 03/22/2017	$ 296,000	313,909
4.88%, 06/01/2022 (A)	205,000	222,927
8.18%, 05/15/2058 (C)	55,000	67,238
American International Group, Inc., Series GMTN
5.45%, 05/18/2017	165,000	183,475
AXA SA, Series EMTN
5.25%, 04/16/2040 - Reg S (C)	EUR 100,000	138,172
Manulife Financial Corp.
3.40%, 09/17/2015	$ 145,000	152,023
Metropolitan Life Global Funding
I 3.88%, 04/11/2022 - 144A	650,000	663,529

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG,
Series EMTN
6.00%, 05/26/2041 - Reg S (C)	EUR 100,000	$ 152,612
Prudential Financial, Inc.
5.88%, 09/15/2042 (A) (C)	$ 143,000	144,430
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020 (A)	108,000	116,586
4.75%, 09/17/2015	263,000	284,128
5.38%, 06/21/2020	210,000	238,083
7.38%, 06/15/2019	175,000	217,017
XL Group PLC
6.50%, 04/15/2017 (A) (C) (G)	285,000	280,013
IT Services - 0.1%
International Business Machines Corp
3.38%, 08/01/2023 (F)	370,000	368,808
Life Sciences Tools & Services - 0.0% (E)
Life Technologies Corp.
6.00%, 03/01/2020	110,000	124,683
Media - 0.7%
CBS Corp.
4.63%, 05/15/2018	70,000	75,636
5.75%, 04/15/2020	56,000	63,304
8.88%, 05/15/2019	220,000	285,079
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	400,000	418,000
Comcast Corp.
4.65%, 07/15/2042	509,000	488,285
5.88%, 02/15/2018	291,000	340,387
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	179,000	163,554
4.70%, 12/15/2042 - 144A (A)	89,000	76,549
8.38%, 03/01/2039 - 144A	200,000	259,005
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (G)	200,000	198,000
NBCUniversal Media LLC
4.38%, 04/01/2021	175,000	189,559
4.45%, 01/15/2043	148,000	138,441
5.15%, 04/30/2020	175,000	199,696
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)	112,000	86,416
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.
5.45%, 03/15/2043 - 144A	212,000	184,510
Novelis, Inc.
8.75%, 12/15/2020 (A)	250,000	275,625
Multi-Utilities - 0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016	235,000	240,256
Multiline Retail - 0.0% (E)
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	105,000	125,579
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	282,000	318,844
Energy Transfer Partners, LP
3.60%, 02/01/2023	370,000	349,625
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)	180,000	189,900
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	240,000	225,600
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	65,000	65,000
6.50%, 03/15/2021 - 144A	150,000	153,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.
2.50%, 12/01/2017	$ 230,000	$ 228,770
3.70%, 12/01/2022	316,000	298,216
4.00%, 06/01/2022	50,000	48,217
Nexen, Inc.
5.88%, 03/10/2035	10,000	10,464
7.50%, 07/30/2039	175,000	218,413
Noble Energy, Inc.
4.15%, 12/15/2021	80,000	82,955
6.00%, 03/01/2041	140,000	159,790
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A	200,000	183,000
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	135,000	132,300
Plains Exploration & Production Co.
6.50%, 11/15/2020	150,000	161,438
Range Resources Corp.
5.75%, 06/01/2021	40,000	42,300
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A	200,000	190,500
Western Gas Partners, LP
4.00%, 07/01/2022	117,000	116,016
5.38%, 06/01/2021	207,000	224,114
Williams Cos., Inc.
3.70%, 01/15/2023 (A)	150,000	138,194
7.88%, 09/01/2021	90,000	108,716
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 (A)	362,000	383,778
Pharmaceuticals - 0.0% (E)
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	70,000	70,379
Real Estate Investment Trusts - 0.0% (E)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	55,000	52,192
Vornado Realty, LP
5.00%, 01/15/2022	65,000	68,695
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A (A)	270,000	292,950
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	243,000	231,937
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	200,000	210,000
Oracle Corp
3.63%, 07/15/2023	13,000	13,143
Specialty Retail - 0.0% (E)
QVC, Inc.
7.50%, 10/01/2019 - 144A	145,000	157,091
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	307,940
3.13%, 07/16/2022 (A)	200,000	186,323
Crown Castle Towers LLC
6.11%, 01/15/2040 - 144A	410,000	465,556
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	12,000	13,020
SBA Tower Trust
5.10%, 04/15/2042 - 144A	650,000	710,875
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	305,000	361,425

Total Corporate Debt Securities (cost $35,065,162)		35,095,972

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.04%, 11/14/2013 (B) (H)	290,000	289,945

Total Short-Term U.S. Government Obligation (cost $289,945)		289,945

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (C)	12,963	$ 356,482

Total Preferred Stock (cost $355,727)		356,482

COMMON STOCKS - 60.6%
Aerospace & Defense - 1.9%
General Dynamics Corp.	1,487	126,900
Honeywell International, Inc.	44,316	3,677,342
United Technologies Corp.	40,146	4,238,213
Air Freight & Logistics - 0.1%
FedEx Corp.	1,372	145,432
United Parcel Service, Inc. - Class B	1,109	96,261
Airlines - 0.1%
Southwest Airlines Co.	21,975	303,914
Auto Components - 0.1%
Johnson Controls, Inc.	5,519	221,919
Automobiles - 0.5%
General Motors Co. (A) (I)	60,350	2,164,754
Beverages - 1.7%
Coca-Cola Co.	74,162	2,972,413
Coca-Cola Enterprises, Inc.	31,899	1,197,488
Constellation Brands, Inc. - Class A (I)	4,923	256,439
Dr. Pepper Snapple Group, Inc.	14,648	684,648
PepsiCo, Inc.	22,579	1,886,250
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (I)	6,282	730,157
Biogen IDEC, Inc. (I)	14,417	3,144,780
Celgene Corp. (I)	21,838	3,207,129
Onyx Pharmaceuticals, Inc. (I)	3,894	511,282
Vertex Pharmaceuticals, Inc. (I)	8,085	645,183
Building Products - 0.2%
Masco Corp.	51,719	1,061,274
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	14,256	2,338,412
Invesco, Ltd.	43,276	1,393,055
Morgan Stanley	36,864	1,003,069
State Street Corp.	22,027	1,534,621
Chemicals - 1.2%
Air Products & Chemicals, Inc.	17,250	1,874,040
Axiall Corp.	9,953	438,728
CF Industries Holdings, Inc. - Class B	1,728	338,705
Dow Chemical Co.	44,140	1,546,666
E.I. du Pont de Nemours & Co.	15,955	920,444
Commercial Banks - 1.8%
CIT Group, Inc. (I)	2,343	117,408
Comerica, Inc. - Class A	12,851	546,681
Fifth Third Bancorp	9,470	182,108
SunTrust Banks, Inc.	14,302	497,567
Wells Fargo & Co.	144,953	6,305,455
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	13,996	487,201

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 1.7%
Cisco Syst-ems, Inc.	158,990	$ 4,062,194
QUALCOMM, Inc.	47,125	3,041,919
Computers & Peripherals - 2.2%
Apple, Inc.	14,944	6,762,160
EMC Corp.	33,444	874,561
Hewlett-Packard Co.	46,596	1,196,585
NetApp, Inc.	2,946	121,139
SanDisk Corp. (I)	5,617	309,609
Construction & Engineering - 0.5%
Fluor Corp.	33,805	2,114,841
Consumer Finance - 0.3%
Capital One Financial Corp.	21,598	1,490,694
Containers & Packaging - 0.2%
Crown Holdings, Inc. (I)	19,190	841,098
Diversified Financial Services - 2.3%
Bank of America Corp.	269,489	3,934,540
Citigroup, Inc.	89,855	4,685,040
IntercontinentalExchange, Inc. (A) (I)	3,945	719,765
NYSE Euronext	4,083	172,139
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	35,298	1,244,960
Verizon Communications, Inc.	67,812	3,355,338
Electric Utilities - 1.3%
Edison International	28,441	1,417,784
NextEra Energy, Inc.	26,431	2,289,189
Xcel Energy, Inc.	53,397	1,599,240
Electrical Equipment - 0.9%
Eaton Corp. PLC	2,661	183,476
Emerson Electric Co.	55,933	3,432,608
Electronic Equipment & Instruments - 0.1%
Corning, Inc.	15,600	236,964
TE Connectivity, Ltd.	7,456	380,554
Energy Equipment & Services - 1.5%
Cameron International Corp. (I)	10,256	608,181
Ensco PLC - Class A	28,322	1,623,983
Halliburton Co.	8,373	378,376
Noble Corp.	17,241	658,606
Schlumberger, Ltd.	37,842	3,077,690
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	45,111	2,773,876
Kroger Co.	6,944	272,691
Wal-Mart Stores, Inc.	11,761	916,652
Food Products - 1.3%
Archer-Daniels-Midland Co.	54,173	1,975,689
General Mills, Inc.	24,721	1,285,492
Mondelez International, Inc. - Class A	68,879	2,153,847
Gas Utilities - 0.1%
Questar Corp.	10,680	254,825
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	14,761	1,078,143
CareFusion Corp. - Class A (I)	21,311	821,965
Covidien PLC	21,388	1,318,143
Intuitive Surgical, Inc. (I)	779	302,252
St. Jude Medical, Inc.	5,035	263,784
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc. (I)	6,512	758,062
Humana, Inc. - Class A	14,491	1,322,449
UnitedHealth Group, Inc.	33,038	2,406,818
Health Care Technology - 0.2%
athenahealth, Inc. (A) (I)	2,408	269,576
Cerner Corp. (A) (I)	9,900	485,100

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. - Class A	15,518	$ 645,083
McDonald’s Corp.	2,007	196,846
Royal Caribbean Cruises, Ltd. - Class A	20,586	784,121
Starbucks Corp.	5,275	375,791
Yum! Brands, Inc.	12,817	934,616
Household Durables - 0.2%
Lennar Corp. - Class A	6,673	226,015
NVR, Inc. (I)	94	87,006
PulteGroup, Inc. (A) (I)	34,963	581,435
Household Products - 1.4%
Clorox Co. (A)	3,695	317,548
Kimberly-Clark Corp.	13,132	1,297,442
Procter & Gamble Co.	52,494	4,215,268
Industrial Conglomerates - 0.5%
General Electric Co.	95,508	2,327,530
Insurance - 2.4%
ACE, Ltd.	27,903	2,549,776
Aflac, Inc.	5,466	337,143
AON PLC	10,896	735,480
Berkshire Hathaway, Inc. - Class B (I)	20,500	2,375,335
Everest RE Group, Ltd.	2,555	341,169
Hartford Financial Services Group, Inc.	19,819	611,614
MetLife, Inc.	48,382	2,342,657
Prudential Financial, Inc.	6,812	537,944
RenaissanceRe Holdings, Ltd. (A)	2,134	185,594
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (I)	6,498	1,957,328
Expedia, Inc. (A)	4,086	192,573
priceline.com, Inc. (I)	973	852,027
Internet Software & Services - 1.7%
eBay, Inc. (I)	19,930	1,030,182
Google, Inc. - Class A (I)	6,706	5,952,246
LinkedIn Corp. - Class A (I)	607	123,700
IT Services - 1.8%
Cognizant Technology Solutions Corp. - Class A (I)	12,082	874,616
Fidelity National Information Services, Inc.	15,146	653,701
International Business Machines Corp.	14,225	2,774,444
Jack Henry & Associates, Inc.	5,246	253,382
Mastercard, Inc. - Class A	400	244,244
Visa, Inc. - Class A	15,066	2,666,833
Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (A) (I)	4,109	906,445
Thermo Fisher Scientific, Inc.	6,474	589,846
Machinery - 0.7%
Cummins, Inc.	1,727	209,295
Deere & Co.	6,377	529,738
PACCAR, Inc.	33,816	1,902,826
SPX Corp.	6,241	476,875
Media - 2.5%
CBS Corp. - Class B	29,462	1,556,772
Comcast Corp. - Class A	78,800	3,552,304
DISH Network Corp. - Class A	9,431	421,094
Time Warner Cable, Inc.	9,421	1,074,653
Time Warner, Inc.	53,041	3,302,333
Walt Disney Co. - Class A	12,232	790,799
Metals & Mining - 0.2%
Alcoa, Inc. (A)	100,309	797,456
Walter Energy, Inc. (A)	1,131	12,656
Multi-Utilities - 0.8%
CMS Energy Corp.	8,132	227,615
DTE Energy Co.	11,350	802,445
NiSource, Inc. - Class B	36,989	1,136,302
Sempra Energy	13,768	1,206,490

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.8%
Macy’s, Inc.	15,312	$ 740,182
Nordstrom, Inc.	2,481	151,936
Target Corp.	35,619	2,537,854
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp. - Class A	12,151	1,075,607
Apache Corp.	6,913	554,768
Chevron Corp.	44,695	5,626,654
ConocoPhillips	22,400	1,452,864
EOG Resources, Inc.	6,747	981,621
Exxon Mobil Corp.	58,031	5,440,406
Marathon Petroleum Corp.	16,785	1,230,844
Occidental Petroleum Corp.	17,720	1,577,966
Phillips 66	9,467	582,220
Range Resources Corp. (A)	2,803	221,717
Valero Energy Corp.	6,304	225,494
Williams Cos., Inc.	25,793	881,347
Pharmaceuticals - 3.2%
Actavis, Inc. (I)	4,372	587,028
Allergan, Inc.	11,828	1,077,767
Bristol-Myers Squibb Co.	74,547	3,223,412
Johnson & Johnson	75,690	7,077,015
Mallinckrodt PLC (I)	668	30,655
Merck & Co., Inc.	6,344	305,591
Pfizer, Inc.	25,279	738,905
Valeant Pharmaceuticals International, Inc. (I)	4,824	451,526
Zoetis, Inc. - Class A	3,339	99,536
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	1,645	112,683
American Campus Communities, Inc. - Class A	5,360	205,878
American Tower Corp. - Class A	4,970	351,826
Apartment Investment & Management Co. - Class A	3,774	110,880
Boston Properties, Inc.	4,430	473,788
Brandywine Realty Trust	27,802	387,560
CBL & Associates Properties, Inc.	26,663	607,117
Digital Realty Trust, Inc. (A)	3,956	218,727
HCP, Inc.	9,428	413,606
Highwoods Properties, Inc.	14,154	513,507
Host Hotels & Resorts, Inc.	27,491	490,989
Post Properties, Inc.	3,763	175,055
ProLogis, Inc. - Class A	2,155	82,666
Simon Property Group, Inc.	6,251	1,000,535
Ventas, Inc.	6,089	400,291
Road & Rail - 1.4%
CSX Corp.	94,825	2,352,608
Norfolk Southern Corp.	3,120	228,259
Union Pacific Corp.	21,090	3,344,663
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc. - Class A	60,120	980,557
Avago Technologies, Ltd. - Class A	11,958	438,620
Broadcom Corp. - Class A	43,183	1,190,555
KLA-Tencor Corp.	12,286	720,328
LAM Research Corp. (I)	16,994	836,445
Xilinx, Inc.	10,291	480,487
Software - 2.4%
Adobe Systems, Inc. (I)	41,695	1,971,340
Citrix Systems, Inc. (I)	11,009	792,868
Microsoft Corp.	136,559	4,346,673
Oracle Corp.	86,410	2,795,363
VMware, Inc. - Class A (A) (I)	1,891	155,421

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.2%
AutoZone, Inc. (I)	3,391	$ 1,521,135
Home Depot, Inc.	40,220	3,178,587
Lowe’s Cos., Inc.	44,948	2,003,782
O’Reilly Automotive, Inc. (I)	1,175	147,180
Ross Stores, Inc.	8,074	544,753
TJX Cos., Inc.	32,058	1,668,298
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (A) (I)	1,928	134,131
V.F. Corp.	10,259	2,021,023
Tobacco - 1.0%
Philip Morris International, Inc.	45,917	4,094,878
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	3,380	886,033

Total Common Stocks (cost $198,874,082)		254,597,178

	Contracts	Value
PURCHASED OPTIONS - 0.0% (E)
Put Options - 0.0% (E)
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $ 98.25
Expires 10/11/2013	256	40,000
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $ 98.25
Expires 12/13/2013	109	31,337

Total Purchased Options (cost $85,555)		71,337

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 7.1%
BlackRock Provident TempFund 24 (J)	29,930,056	29,930,056

Total Short-Term Investment Company (cost $29,930,056)		29,930,056

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (H)	17,747,526	17,747,526

Total Securities Lending Collateral (cost $17,747,526)		17,747,526

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (H), dated 07/31/2013, to be repurchased at $6,338,219 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $6,517,020.	$ 6,388,214	6,388,214

Total Repurchase Agreement (cost $6,388,214)		6,388,214

Total Investment Securities (cost $411,435,922) (K)		465,852,733
Other Assets and Liabilities - Net		(45,960,011)

Net Assets		$ 419,892,722

	Principal	Value
TBA SHORT COMMITMENTS - (2.9%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (2.9%)
Fannie Mae, TBA
3.00%	$ (2,000,000)	$ (1,938,438)
3.50%	(1,300,000)	(1,355,035)
4.00%	(800,000)	(847,125)
5.00%	(900,000)	(968,344)
5.50%	(1,800,000)	(1,960,312)
6.00%	(400,000)	(437,531)
Freddie Mac, TBA
3.00%	(2,200,000)	(2,125,062)
Ginnie Mae, TBA
3.50%	(300,000)	(304,641)
4.00%	(500,000)	(521,797)
4.50%	(1,600,000)	(1,704,250)

Total U.S. Government Agency Obligations (proceeds $(12,073,789))		(12,162,535)

Total TBA Short Commitments (proceeds $(12,073,789))		$ (12,162,535)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	27	09/16/2013	$15,052
10-Year U.S. Treasury Note	Short	(159)	09/19/2013	(23,043)
2-Year U.S. Treasury Note	Long	52	09/30/2013	(985)
3-Year Australian Treasury Bond	Short	(43)	09/16/2013	(9,450)
5-Year U.S. Treasury Note	Long	74	09/30/2013	(19,248)
Long U.S. Treasury Bond	Long	31	09/19/2013	(68,665)
S&P 500 E-Mini Index	Long	38	09/20/2013	(9,938)
Ultra Long U.S. Treasury Bond	Long	50	09/19/2013	(222,783)

				$(339,060)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BNP	1,316,000	08/22/2013	$1,740,548	$10,327
EUR	BOA	1,311,000	08/22/2013	1,737,101	7,122
EUR	CITI	(3,034,000)	08/22/2013	(3,976,469)	(60,123)

					$(42,674)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $17,367,139. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $684,193.
(C)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1%.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Rate shown reflects the yield at July 31, 2013.
(I)	Non-income producing security.
(J)	The investment issuer is affiliated with the sub-adviser of the fund.
(K)	Aggregate cost for federal income tax purposes is $411,435,922. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $58,227,695 and $3,810,884, respectively. Net unrealized appreciation for tax purposes is $54,416,811.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $33,907,687, or 8.08% of the fund’s net assets.
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$16,865,877	$—	$16,865,877
U.S. Government Agency Obligations	—	59,533,022	—	59,533,022
Foreign Government Obligations	—	1,055,470	—	1,055,470
Mortgage-Backed Securities	—	22,914,477	—	22,914,477
Asset-Backed Securities	—	20,852,177	—	20,852,177
Preferred Corporate Debt Security	—	155,000	—	155,000
Corporate Debt Securities	—	35,095,972	—	35,095,972
Short-Term U.S. Government Obligation	—	289,945	—	289,945
Preferred Stock	356,482	—	—	356,482
Common Stocks	254,597,178	—	—	254,597,178
Purchased Options	71,337	—	—	71,337
Short-Term Investment Company	29,930,056	—	—	29,930,056
Securities Lending Collateral	17,747,526	—	—	17,747,526
Repurchase Agreement	—	6,388,214	—	6,388,214

Total Investment Securities	$302,702,579	$163,150,154	$—	$465,852,733

Derivative Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$17,449	$—	$17,449
Futures Contracts (M)	15,052	—	—	15,052

Total Derivative Financial Instruments	$15,052	$17,449	$—	$32,501

Other Assets (N)
Foreign Currency	$13,826	$—	$—	$13,826

Total Other Assets	$13,826	$—	$—	$13,826

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(12,162,535)	$—	$(12,162,535)

Total TBA Short Commitments	$—	$(12,162,535)	$—	$(12,162,535)

Derivative Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(60,123)	$—	$(60,123)
Futures Contracts (M)	(354,112)	—	—	(354,112)

Total Derivative Financial Instruments	$(354,112)	$(60,123)	$—	$(414,235)

Other Liabilities (N)
Collateral for Securities on Loan	$—	$(17,747,526)	$—	$(17,747,526)

Total Other Liabilities	$—	$(17,747,526)	$—	$(17,747,526)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(M)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 86.6%
Alternative Investments - 6.8%
Transamerica MLP & Energy Income (A)	3,901,551	$ 39,600,747
Fixed Income - 6.2%
Transamerica Emerging Markets Debt (A)	2,443,349	26,070,529
Transamerica High Yield Bond (A)	614,677	5,999,244
Transamerica Money Market (A)	3,763,724	3,763,724
Global/International Equity - 3.8%
Transamerica Developing Markets Equity (A)	604,178	6,748,672
Transamerica International Small Cap (A)	1,714,270	15,445,575
Inflation-Protected Securities - 1.9%
Transamerica Real Return TIPS (A)	1,107,186	11,082,935
Tactical and Specialty - 67.9%
Transamerica Arbitrage Strategy (A)	6,448,034	64,351,383
Transamerica Bond (A)	3,568,869	37,294,683
Transamerica Commodity Strategy (A) (B)	1,972,694	16,846,804
Transamerica Global Macro (A) (B)	12,903,752	71,873,901
Transamerica Global Real Estate Securities (A)	2,617,243	33,631,572
Transamerica Long/Short Strategy (A) (B)	12,079,383	105,573,806
Transamerica Managed Futures Strategy (A) (B)	6,378,403	65,187,283

Total Investment Companies (cost $493,430,128)		503,470,858

	Principal	Value
REPURCHASE AGREEMENT - 14.2%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $82,193,646 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $83,838,279.	$ 82,193,577	82,193,577

Total Repurchase Agreement (cost $82,193,577)		82,193,577

Total Investment Securities (cost $575,623,705) (D)		585,664,435
Other Assets and Liabilities - Net		(4,591,242)

Net Assets		$ 581,073,193

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $575,623,705. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,101,412 and $5,060,682, respectively. Net unrealized appreciation for tax purposes is $10,040,730.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies	$503,470,858	$—	$—	$503,470,858
Repurchase Agreement	—	82,193,577	—	82,193,577

Total Investment Securities	$503,470,858	$82,193,577	$—	$585,664,435

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Global/International Equity - 97.0%
Transamerica Developing Markets Equity (A)	2,779,550	$ 31,047,569
Transamerica Emerging Markets Equity (A)	975,784	9,260,187
Transamerica International (A)	4,208,845	42,340,981
Transamerica International Equity (A)	2,402,839	40,680,056
Transamerica International Equity Opportunities (A)	3,079,689	24,883,884
Transamerica International Small Cap (A)	1,607,878	14,486,977
Transamerica International Small Cap Value (A)	691,487	7,640,926
Transamerica International Value Opportunities (A)	3,239,294	30,773,296
Tactical and Specialty - 3.1%
Transamerica Global Real Estate Securities (A)	511,439	6,571,990

Total Investment Companies (cost $190,867,225)		207,685,866

Total Investment Securities (cost $190,867,225) (B)		207,685,866
Other Assets and Liabilities - Net		(298,257)

Net Assets		$ 207,387,609

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Aggregate cost for federal income tax purposes is $190,867,225. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,450,600 and $631,959, respectively. Net unrealized appreciation for tax purposes is $16,818,641.

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies	$207,685,866	$—	$—	$207,685,866

Total Investment Securities	$207,685,866	$—	$—	$207,685,866

(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 107.3%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 6,585,410	$ 5,462,802
1.75%, 01/15/2028	14,565,366	16,323,449
2.00%, 01/15/2026 (A)	19,716,312	22,812,384
2.13%, 02/15/2040	1,508,766	1,811,227
2.38%, 01/15/2025 - 01/15/2027 (A)	22,612,315	27,151,417
2.50%, 01/15/2029 (A) (B)	15,818,134	19,472,376
3.38%, 04/15/2032	393,687	552,361
3.63%, 04/15/2028 (A) (C)	16,749,061	23,228,854
3.88%, 04/15/2029 (A) (B) (C)	23,152,473	33,279,874
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023 (A)	59,511,193	60,704,749
0.13%, 01/15/2022 (A) (D)	19,245,105	19,039,125
0.38%, 07/15/2023	2,602,392	2,594,463
0.50%, 04/15/2015	3,869,424	3,975,833
0.63%, 07/15/2021 (A) (E)	31,676,469	33,027,660
1.13%, 01/15/2021 (C)	16,025,541	17,290,052
1.25%, 07/15/2020 (A) (E)	23,711,376	25,978,776
1.38%, 07/15/2018 (D)	1,619,745	1,782,732
1.38%, 01/15/2020 (A)	25,420,976	27,921,358
1.63%, 01/15/2015	20,616,141	21,464,949
1.63%, 01/15/2018 (A) (D)	12,119,933	13,359,390
1.88%, 07/15/2015 (B) (C) (D)	22,274,058	23,721,872
1.88%, 07/15/2019	15,054,696	17,097,663
2.00%, 01/15/2014	12,606,300	12,771,758
2.00%, 01/15/2016 (A) (D) (E) (F)	33,447,315	36,042,091
2.13%, 01/15/2019	2,083,046	2,370,442
2.38%, 01/15/2017	231,010	257,540
2.63%, 07/15/2017 (A) (E)	4,047,600	4,617,425
U.S. Treasury Note
0.25%, 05/31/2014 (B) (C) (F)	252,000	252,236
0.25%, 06/30/2014 (B) (F)	706,000	706,717
0.75%, 06/15/2014 (C)	123,000	123,653
2.25%, 05/31/2014 (B) (C)	203,000	206,553

Total U.S. Government Obligations (cost $485,070,832)		475,401,781

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Fannie Mae
0.34%, 08/25/2034 (G)	93,992	91,561
0.87%, 02/25/2041 (G)	1,687,329	1,699,704
1.37%, 10/01/2044 (G)	30,696	31,506
Freddie Mac
0.42%, 02/15/2019 (G)	586,516	587,156

Total U.S. Government Agency Obligations (cost $2,407,428)		2,409,927

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Denmark I/L Government Bond
0.10%, 11/15/2023	DKK 14,445,200	2,513,878
Mexican Bonos de Proteccion al Ahorro
3.98%, 06/29/2017 (G)	MXN 1,100,000	85,618
4.05%, 03/19/2015 (G)	1,300,000	101,869
4.32%, 01/30/2020 (G)	5,900,000	456,216
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD 1,100,000	1,130,618
2.75%, 11/20/2025	3,500,000	3,885,184

Total Foreign Government Obligations (cost $8,832,598)		8,173,383

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.8%
Arran Residential Mortgages Funding PLC
Series 2011-1A, Class A1B
1.40%, 11/19/2047 - 144A (G)	EUR 155,202	$ 206,530
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-3, Class A2
5.56%, 06/10/2049 (G)	$ 14,142	14,142
Series 2007-3, Class A2FL
0.36%, 06/10/2049 - 144A (G)	14,142	14,118
Series 2007-5, Class A4
5.49%, 02/10/2051	530,000	590,383
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033	17,834	18,380
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
2.79%, 03/25/2035 (G)	120,387	119,038
Series 2005-5, Class A1
2.21%, 08/25/2035 (G)	134,457	133,000
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.54%, 05/25/2035 (G)	24,145	23,371
Series 2005-6, Class A1
2.27%, 09/25/2035 (G)	175,334	171,434
Series 2005-6, Class A2
2.29%, 09/25/2035 (G)	218,783	212,387
Series 2005-6, Class A3
1.94%, 09/25/2035 (G)	27,460	26,983
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (G)	392,928	446,055
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.48%, 04/25/2035 (G)	856,728	706,573
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A	6,700,000	7,026,853
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.41%, 06/25/2045 (G)	333,469	287,736
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (G)	494,288	485,950
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (G)	191,929	212,769
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 (G)	585,235	122,273
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	300,000	336,152
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.89%, 06/11/2049 (G)	1,200,000	1,352,742
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036 (G)	385,134	233,342
Permanent Master Issuer PLC
Series 2011-1A, Class 1A3
1.52%, 07/15/2042 - 144A (G)	EUR 400,000	534,545

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO6, Class A1
0.37%, 06/25/2046 (G)	$ 909,522	$ 369,409
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 - 144A (G)	149,973	129,671
Sequoia Mortgage Trust
Series 5, Class A
0.89%, 10/19/2026 (G)	64,007	63,034
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.40%, 05/25/2046 (G)	803,209	475,589
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, 10/15/2048	400,000	443,155
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.46%, 09/25/2033 (G)	499,818	496,969
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A1
2.72%, 04/25/2036 (G)	1,486,650	1,388,802

Total Mortgage-Backed Securities (cost $16,165,330)		16,641,385

ASSET-BACKED SECURITIES - 0.9%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class A1B
0.50%, 03/12/2018 - 144A (G)	452,047	449,669
Countrywide Asset-Backed Certificates
Series 2005-13, Class 3AV3
0.44%, 04/25/2036 (G)	155,812	151,314
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036 (G)	1,093,965	727,625
Duane Street CLO I, Ltd.
Series 2005-1A, Class A2
0.53%, 11/08/2017 - 144A (G)	45,593	45,589
Equity One, Inc.
Series 2004-1, Class AV2
0.49%, 04/25/2034 (G)	45,573	37,649
Harvest CLO SA
Series I-X, Class A1
0.83%, 03/29/2017 - Reg S (G)	EUR 76,195	101,208
Magi Funding PLC
Series I-A, Class A
0.58%, 04/11/2021 - 144A (G)	482,264	626,479
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.03%, 06/25/2033 (G)	$ 372,322	377,653
SLM Student Loan Trust
Series 2003-6, Class A4
0.47%, 12/17/2018 (G)	279,390	278,419
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A2
0.33%, 05/25/2047 (G)	900,000	820,944
Wood Street CLO II BV
Series II-A, Class A1
0.59%, 03/29/2021 - 144A (G)	EUR 188,700	245,748

Total Asset-Backed Securities (cost $3,796,366)		3,862,297

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Tobacco Settlement Finance Authority Series A
7.47%, 06/01/2047	$ 455,000	$ 379,925

Total Municipal Government Obligation (cost $430,485)		379,925

CORPORATE DEBT SECURITIES - 5.4%
Commercial Banks - 3.3%
Banco Bradesco SA
2.37%, 05/16/2014 - 144A (G)	4,600,000	4,638,511
CIT Group, Inc.
5.25%, 04/01/2014 - 144A (D)	1,000,000	1,020,000
Dexia Credit Local
1.65%, 09/12/2013	3,500,000	3,500,000
ICICI Bank, Ltd.
2.02%, 02/24/2014 - 144A (G)	600,000	601,000
Intesa Sanpaolo SpA
3.13%, 01/15/2016	700,000	693,964
Societe Generale SA
1.32%, 04/11/2014 - 144A (D) (G)	3,800,000	3,816,124
Turkiye Garanti Bankasi AS
2.77%, 04/20/2016 - 144A (G)	500,000	491,250
Consumer Finance - 0.1%
Ally Financial, Inc.
3.48%, 02/11/2014 (D) (G)	100,000	100,862
3.67%, 06/20/2014 (G)	200,000	202,484
Diversified Financial Services - 0.8%
Credit Agricole Home Loan SFH
1.02%, 07/21/2014 - 144A (G)	3,400,000	3,413,746
Insurance - 0.3%
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015	1,093,000	1,196,133
Oil, Gas & Consumable Fuels - 0.7%
Petrobras International Finance Co.
3.88%, 01/27/2016 (D)	2,900,000	2,991,994
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	600,000	627,750
6.75%, 09/01/2016 - 144A	500,000	550,000

Total Corporate Debt Securities (cost $23,439,537)		23,843,818

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (H)
Put Option - 0.0% (H)(I)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style (J) Expires 04/14/2014 Counterparty: DUB	5,000,000	220,412

Total Purchased Swaption (cost $254,250)		220,412

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)	27,708,681	27,708,681

Total Securities Lending Collateral (cost $27,708,681)		27,708,681

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co. 0.03% (K), dated 07/31/2013, to be repurchased at $341,449 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $348,939.

	$ 341,448	$ 341,448

Total Repurchase Agreement (cost $341,448)		341,448

Total Investment Securities (cost $568,446,955) (L)		558,983,057
Other Assets and Liabilities - Net		(115,937,243)

Net Assets		$ 443,045,814

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (18.7%) (M)
BNP Paribas 0.20% (K), dated 02/04/2013, to be repurchased at $(2,685,406) on 08/19/2013.	$ (2,682,500)	$ (2,682,500)
JPMorgan Chase & Co. 0.11% (K), dated 07/10/2013, to be repurchased at $(47,607,964) on 08/12/2013.	(47,603,625)	(47,603,625)
JPMorgan Chase & Co. 0.11% (K), dated 07/11/2013, to be repurchased at $(32,600,162) on 08/14/2013.	(32,596,875)	(32,596,875)

Total Reverse Repurchase Agreements (cost $(82,883,000))		(82,883,000)

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (H)
Call Option - (0.0%) (H)
10-Year U.S. Treasury Note Future
Exercise Price $ 133.00
Expires 08/23/2013	29	(453)

Put Option - (0.0%) (H)
10-Year U.S. Treasury Note Future
Exercise Price $ 129.00
Expires 08/23/2013	29	(76,125)

Total Written Options (premiums $(25,505))		(76,578)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

WRITTEN INFLATION FLOOR OPTIONS: (I)

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premiums (Received)	Value
Floor- OTC CPURNSA Index	DUB	0.00	Maximum of ((1+0.000%)10 - Inflation Agreement or 0	01/22/2018	$1,000,000	$(9,700)	$(2,562)
Floor- OTC CPURNSA Index	DUB	215.95	Maximum of ((1+0.000%)10 - Inflation Agreement or 0	03/10/2020	1,800,000	(13,500)	(2,904)
Floor- OTC CPURNSA Index	CITI	216.69	Maximum of ((1+0.000%)10 - Inflation Adjustment or 0	04/07/2020	14,200,000	(126,880)	(21,936)
Floor- OTC CPURNSA Index	CITI	217.97	Maximum of ((1+0.000%)10 - Inflation Adjustment or 0	09/29/2020	1,700,000	(21,930)	(1,264)

						$(172,010)	$(28,666)

WRITTEN SWAPTIONS: (I)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	1.90%	09/03/2013	$1,200,000	$(3,780)	$(1)
Call- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	2.50	01/27/2014	6,400,000	(45,360)	(43,415)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	1,000,000	(700)	0
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	1,200,000	(840)	0
Call- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	6,200,000	(3,482)	0
Put- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.40	09/03/2013	1,200,000	(8,640)	(46,495)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.90	09/30/2013	18,400,000	(318,434)	(223,752)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.90	09/30/2013	400,000	(5,827)	(5,043)
Put- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	3.50	01/27/2014	6,400,000	(64,810)	(62,275)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	1,200,000	(3,000)	(21,804)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	1,000,000	(2,700)	(18,444)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	6,200,000	(15,615)	(114,351)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	2,800,000	(9,340)	(34,011)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	3,700,000	(9,647)	(80,902)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.45	09/03/2013	9,900,000	(50,185)	(100,613)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.85	04/14/2014	21,200,000	(254,400)	(90,658)

							$(796,760)	$(841,764)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (N)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (P)	Market Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 20	5.00%	06/20/2018	USD	400,000	$(24,522)	$(12,095)	$(12,427)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.60%	07/05/2018	USD	17,100,000	$(369,469)	$(78,957)	$(290,512)
3-Month USD-LIBOR	2.00	12/18/2018	USD	3,300,000	30,162	33,572	(3,410)

					$(339,307)	$(45,385)	$(293,922)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	06/19/2023	USD	5,700,000	$382,556	$170,587	$211,969
3-Month USD-LIBOR	2.75	06/19/2043	USD	20,400,000	3,420,000	1,202,082	2,217,918

					$3,802,556	$1,372,669	$2,429,887

OVER THE COUNTER SWAP AGREEMENTS: (I)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 07/31/13 (R)	Notional Amount (P)	Market Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76%	09/20/2015	BCLY	26.00	$6,000,000	$(76,951)	$0	$(76,951)
Societe Generale SA, 5.25%, 06/20/2014	1.00	06/20/2014	BCLY	49.00	3,800,000	(24,103)	49,694	(73,797)

						$(101,054)	$49,694	$(150,748)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	8.15%	01/02/2017	UBS	BRL	700,000	$(17,139)	$(584)	$(16,555)
BRL-CDI	8.26	01/02/2015	GSC	BRL	5,300,000	(17,603)	5,399	(23,002)
BRL-CDI	8.26	01/02/2015	UBS	BRL	29,600,000	(96,821)	22,577	(119,398)
BRL-CDI	8.27	01/02/2015	MSC	BRL	7,800,000	(42,545)	(10,656)	(31,889)
BRL-CDI	8.49	01/02/2015	DUB	BRL	9,600,000	(40,367)	(588)	(39,779)
BRL-CDI	8.56	01/02/2015	UBS	BRL	39,100,000	(147,666)	6,699	(154,365)
BRL-CDI	8.83	01/02/2015	HSBC	BRL	46,000,000	88,224	156,794	(68,570)
France CPI ex Tobacco	1.90	07/25/2016	BNP	EUR	2,300,000	77,802	11,516	66,286
France CPI ex Tobacco	1.95	07/25/2021	BCLY	EUR	5,100,000	11,802	6,019	5,783
France CPI ex Tobacco	2.00	09/01/2016	BNP	EUR	3,500,000	127,312	3,843	123,469
France CPI ex Tobacco	2.00	02/01/2018	DUB	EUR	200,000	6,977	127	6,850
France CPI ex Tobacco	2.00	02/01/2018	RBS	EUR	400,000	13,953	393	13,560
France CPI ex Tobacco	2.00	02/01/2018	CITI	EUR	300,000	10,466	89	10,377
France CPI ex Tobacco	2.00	02/01/2018	MSC	EUR	800,000	27,908	292	27,616
France CPI ex Tobacco	2.10	07/25/2021	BNP	EUR	2,200,000	84,218	(18,990)	103,208
France CPI ex Tobacco	2.10	07/25/2021	RBS	EUR	1,000,000	38,281	(9,082)	47,363
France CPI ex Tobacco	2.15	04/01/2021	GSC	EUR	2,300,000	79,208	24,743	54,465
France CPI ex Tobacco	2.15	04/01/2021	DUB	EUR	400,000	13,776	8,522	5,254
France CPI ex Tobacco	2.15	04/01/2021	CITI	EUR	400,000	13,775	6,045	7,730
France CPI ex Tobacco	2.15	04/01/2021	BOA	EUR	6,800,000	234,180	175,395	58,785

						$465,741	$388,553	$77,188

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INTEREST RATE SWAP AGREEMENTS-FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	2.36%	01/28/2017	DUB	USD	4,100,000	$(150,502)	$0	$(150,502)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	USD	8,300,000	(89,406)	4,001	(93,407)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	USD	3,900,000	(43,624)	28,857	(72,481)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	BNP	USD	5,500,000	(61,521)	31,208	(92,729)
U.S. CPI Urban Consumers NAS	2.56	05/08/2023	DUB	USD	2,500,000	(3,674)	0	(3,674)

						$(348,727)	$64,066	$(412,793)

FUTURES CONTRACTS: (S)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Long	112	09/14/2015	$(64,941)
90-Day Eurodollar	Long	441	03/14/2016	(564,488)
90-Day Eurodollar	Long	396	03/13/2017	(491,454)
Long U.S. Treasury Bond	Long	11	09/19/2013	(65,983)

				$(1,186,866)

FORWARD FOREIGN CURRENCY CONTRACTS: (I)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CITI	(10,088,000)	08/23/2013	$(9,135,158)	$82,729
AUD	HSBC	1,484,000	08/23/2013	1,368,062	(36,401)
AUD	MSC	2,044,000	08/23/2013	1,869,498	(35,322)
BRL	BCLY	(383,312)	08/02/2013	(168,600)	657
BRL	BCLY	(142,286)	08/02/2013	(63,000)	660
BRL	BCLY	(157,395)	08/02/2013	(70,000)	1,040
BRL	BCLY	156,272	08/02/2013	69,439	(970)
BRL	BCLY	526,721	08/02/2013	229,979	796
BRL	BNP	(436,180)	08/02/2013	(193,000)	1,894
BRL	BNP	(234,068)	08/02/2013	(103,000)	447
BRL	BNP	670,248	08/02/2013	292,646	1,013
BRL	BOA	(10,605,970)	08/02/2013	(5,225,388)	578,531
BRL	BOA	(104,558)	08/02/2013	(46,000)	189
BRL	BOA	(42,475)	08/02/2013	(19,000)	390
BRL	BOA	10,753,003	08/02/2013	4,695,019	16,258
BRL	DUB	(359,845)	08/02/2013	(158,000)	339
BRL	DUB	359,845	08/02/2013	157,117	544
BRL	GSC	(74,201)	08/02/2013	(33,000)	490
BRL	GSC	(110,225)	08/02/2013	(49,300)	1,006
BRL	GSC	184,425	08/02/2013	80,525	279
BRL	JPM	(94,630)	08/02/2013	(42,000)	539
BRL	JPM	(125,285)	08/02/2013	(55,000)	108
BRL	JPM	(526,449)	08/02/2013	(231,000)	344
BRL	JPM	746,364	08/02/2013	325,881	1,128
BRL	MSC	(153,952)	08/02/2013	(68,000)	548
BRL	MSC	(35,488)	08/02/2013	(16,000)	451
BRL	MSC	(252,725)	08/02/2013	(113,000)	2,272
BRL	MSC	(46,047)	08/02/2013	(20,700)	525
BRL	MSC	199,870	08/02/2013	89,991	(2,421)
BRL	MSC	288,342	08/02/2013	125,897	436

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	UBS	18,154,304	08/02/2013	$8,935,084	$(981,031)
BRL	UBS	(5,513,368)	08/02/2013	(2,420,798)	5,194
BRL	UBS	(133,770)	08/02/2013	(60,000)	1,391
BRL	UBS	(13,528,947)	08/02/2013	(5,907,063)	(20,455)
BRL	UBS	1,021,781	08/02/2013	454,630	(6,951)
BRL	BCLY	(156,272)	09/04/2013	(69,005)	1,029
BRL	BCLY	(67,671)	09/04/2013	(30,000)	564
BRL	BCLY	(190,776)	09/04/2013	(83,000)	16
BRL	BNP	(67,875)	09/04/2013	(30,000)	475
BRL	BOA	(162,770)	09/04/2013	(72,000)	1,197
BRL	DUB	(588,228)	09/04/2013	(261,400)	5,529
BRL	DUB	(56,595)	09/04/2013	(25,000)	382
BRL	MSC	(199,870)	09/04/2013	(89,417)	2,477
BRL	UBS	(1,021,781)	09/04/2013	(451,776)	7,316
BRL	UBS	5,513,368	09/04/2013	2,405,378	(7,146)
CAD	BCLY	(1,627,000)	09/23/2013	(1,594,915)	12,918
CAD	HSBC	983,000	09/23/2013	952,893	2,917
DKK	BCLY	(14,631,000)	08/15/2013	(2,591,512)	(19,677)
EUR	GSC	6,439,000	08/02/2013	8,490,465	75,717
EUR	RBS	(6,439,000)	08/02/2013	(8,427,434)	(138,748)
EUR	GSC	(6,439,000)	09/03/2013	(8,491,438)	(75,676)
EUR	BOA	4,687,000	09/17/2013	6,189,962	46,416
GBP	BCLY	4,157,000	09/12/2013	6,524,628	(202,677)
GBP	BNP	(5,406,000)	09/12/2013	(8,398,778)	177,353
GBP	DUB	1,255,000	09/12/2013	1,959,783	(51,184)
INR	BCLY	(16,560,000)	10/17/2013	(276,000)	9,213
INR	BCLY	(7,125,300)	10/17/2013	(117,000)	2,209
INR	BCLY	(24,950,720)	10/17/2013	(412,000)	10,036
INR	BCLY	(11,113,600)	10/17/2013	(184,000)	4,956
INR	BCLY	(9,768,540)	10/17/2013	(157,000)	(374)
INR	BCLY	(3,791,300)	10/17/2013	(62,000)	921
INR	BCLY	(5,024,820)	10/17/2013	(83,000)	2,048
INR	BCLY	(15,453,240)	10/17/2013	(253,000)	4,043
INR	DUB	202,229,140	10/17/2013	3,314,688	(56,712)
INR	DUB	(11,998,000)	10/17/2013	(200,000)	6,708
INR	DUB	(11,555,460)	10/17/2013	(189,000)	2,838
INR	DUB	(5,878,080)	10/17/2013	(96,000)	1,302
INR	DUB	(8,819,860)	10/17/2013	(146,000)	3,909
INR	DUB	(19,468,120)	10/17/2013	(322,000)	8,362
INR	DUB	(4,533,750)	10/17/2013	(75,000)	1,960
INR	JPM	(6,102,000)	10/17/2013	(100,000)	1,695
INR	JPM	(28,808,750)	10/17/2013	(475,000)	10,882
INR	UBS	(6,281,970)	10/17/2013	(103,000)	1,795
JPY	BOA	151,700,000	10/17/2013	1,534,276	15,762
MXN	BCLY	(28,101,170)	09/18/2013	(2,167,046)	(22,765)
MXN	BCLY	(1,552,200)	09/18/2013	(120,000)	(957)
MXN	BCLY	(193,247)	09/18/2013	(15,000)	(59)
MXN	BCLY	(1,800,711)	09/18/2013	(141,000)	678
MXN	BCLY	(708,932)	09/18/2013	(56,000)	756
MXN	BCLY	(1,031,068)	09/18/2013	(82,000)	1,653
MXN	BCLY	(1,314,560)	09/18/2013	(104,000)	1,562
MXN	BCLY	(542,409)	09/18/2013	(42,000)	(268)
MXN	BNP	(588,218)	09/18/2013	(45,000)	(837)
MXN	BNP	(440,895)	09/18/2013	(34,000)	(357)
MXN	BNP	(1,055,340)	09/18/2013	(82,000)	(238)
MXN	BOA	(984,638)	09/18/2013	(75,000)	(1,729)
MXN	CITI	(4,193,503)	09/18/2013	(322,000)	(4,783)
MXN	CITI	(330,161)	09/18/2013	(26,000)	272
MXN	GSC	(301,320)	09/18/2013	(24,000)	519
MXN	HSBC	(3,296,466)	09/18/2013	(258,000)	1,120
MXN	HSBC	(4,024,050)	09/18/2013	(300,000)	(13,578)
MXN	HSBC	(1,054,310)	09/18/2013	(79,000)	(3,158)
MXN	HSBC	(208,080)	09/18/2013	(16,000)	(215)
MXN	HSBC	(550,704)	09/18/2013	(42,000)	(914)
MXN	HSBC	(428,060)	09/18/2013	(34,000)	643
MXN	HSBC	(176,477)	09/18/2013	(14,000)	248
MXN	HSBC	(1,182,614)	09/18/2013	(94,000)	1,844

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	HSBC	(115,263)	09/18/2013	$(9,000)	$18
MXN	JPM	85,616,427	09/18/2013	6,936,717	(264,972)
MXN	JPM	(1,113,655)	09/18/2013	(90,196)	3,414
MXN	JPM	(504,051)	09/18/2013	(38,000)	(1,279)
MXN	JPM	(563,171)	09/18/2013	(43,000)	(886)
MXN	JPM	(65,258)	09/18/2013	(5,000)	(85)
MXN	JPM	(687,516)	09/18/2013	(53,000)	(575)
MXN	JPM	(903,875)	09/18/2013	(70,000)	(435)
MXN	JPM	(1,446,147)	09/18/2013	(114,000)	1,308
MXN	JPM	(384,345)	09/18/2013	(30,000)	50
MXN	MSC	(750,204)	09/18/2013	(56,000)	(2,460)
MXN	MSC	(186,291)	09/18/2013	(14,000)	(517)
MXN	MSC	(325,719)	09/18/2013	(24,600)	(782)
MXN	MSC	(301,875)	09/18/2013	(23,000)	(524)
MXN	MSC	(4,221,235)	09/18/2013	(329,000)	56
MXN	MSC	(527,394)	09/18/2013	(42,000)	902
MXN	MSC	(844,424)	09/18/2013	(66,000)	197
MXN	UBS	(1,311,452)	09/18/2013	(105,567)	3,370
MXN	UBS	(1,277,853)	09/18/2013	(96,300)	(3,278)
MXN	UBS	(12,926)	09/18/2013	(1,000)	(7)
MXN	UBS	(1,930,860)	09/18/2013	(153,000)	2,536
ZAR	HSBC	(7,811,968)	10/09/2013	(778,503)	(5,404)

					$(822,518)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to dollar roll transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $817,885.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,026,418.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $27,148,779. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	All or a portion of this security has been segregated with the broker as collateral for open reverse repurchase agreements. Total value of securities segregated as collateral to for open reverse repurchase agreements is $83,082,334.
(F)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $688,733.
(G)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(H)	Percentage rounds to less than 0.1%.
(I)	Cash in the amount of $1,290,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(J)	Illiquid. Total aggregate market value of illiquid securities is $220,412, or 0.05% of the fund’s net assets.
(K)	Rate shown reflects the yield at July 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $568,446,955. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,199,409 and $17,663,307, respectively. Net unrealized depreciation for tax purposes is $9,463,898.
(M)	Cash in the amount of $215,000 has been segregated with the broker as collateral for open reverse repurchase agreements.
(N)	Cash in the amount of $118,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(O)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	Cash in the amount of $11,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $24,437,583, or 5.52% of the fund’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
NAS	National Academy of Sciences
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$475,401,781	$—	$475,401,781
U.S. Government Agency Obligations	—	2,409,927	—	2,409,927
Foreign Government Obligations	—	8,173,383	—	8,173,383
Mortgage-Backed Securities	—	16,641,385	—	16,641,385
Asset-Backed Securities	—	3,862,297	—	3,862,297
Municipal Government Obligation	—	379,925	—	379,925
Corporate Debt Securities	—	23,843,818	—	23,843,818
Purchased Swaption	—	220,412	—	220,412
Securities Lending Collateral	27,708,681	—	—	27,708,681
Repurchase Agreement	—	341,448	—	341,448

Total Investment Securities	$27,708,681	$531,274,376	$—	$558,983,057

Derivative Financial Instruments
Forward Foreign Currency Contracts (U)	$—	$1,144,289	$—	$1,144,289
Interest Rate Swap Agreements (U)	2,429,887	530,746	—	2,960,633

Total Derivative Financial Instruments	$2,429,887	$1,675,035	$—	$4,104,922

Other Assets (V)
Cash on Deposit with Broker	$129,000	$—	$—	$129,000
Foreign Currency	294,050	—	—	294,050
Other Assets	—	—	0	0

Total Other Assets	$423,050	$—	$0	$423,050

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (U)	$(12,427)	$(150,748)	$—	$(163,175)
Forward Foreign Currency Contracts (U)	—	(1,966,807)	—	(1,966,807)
Futures Contracts (U)	(1,186,866)	—	—	(1,186,866)
Interest Rate Swap Agreements (U)	(293,922)	(866,351)	—	(1,160,273)
Reverse Repurchase Agreements	—	(82,883,000)	—	(82,883,000)
Written Inflation Floor Options	—	(28,666)	—	(28,666)
Written Options	(76,578)	—	—	(76,578)
Written Swaptions	—	(841,764)	—	(841,764)

Total Derivative Financial Instruments	$(1,569,793)	$(86,737,336)	$—	$(88,307,129)

Other Liabilities (V)
Cash Deposit due to Broker	$(1,505,000)	$—	$—	$(1,505,000)
Collateral for Securities on Loan	—	(27,708,681)	—	(27,708,681)

Total Other Liabilities	$(1,505,000)	$(27,708,681)	$—	$(29,213,681)

(T)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(U)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(V)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (W)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (X)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (Y)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (X)
Asset-Backed Securities	$182,319	$—	$(185,269)	$—	$(3,305)	$6,255	$—	$—	$—	$—
Other Assets (Z)	0	—	—	—	—	—	—	—	0	—
Total	$182,319	$—	$(185,269)	$—	$(3,305)	$6,255	$—	$—	$0	$—

(W)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(X)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Y)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.
(Z)	Other Assets include pending litigation receivable.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	595,100	$ 49,381,398
Auto Components - 3.6%
Johnson Controls, Inc.	1,282,650	51,575,357
Automobiles - 2.5%
Ford Motor Co.	2,136,500	36,064,120
Chemicals - 3.7%
Monsanto Co.	377,800	37,319,084
Mosaic Co.	385,950	15,858,686
Commercial Banks - 5.2%
BB&T Corp.	806,100	28,769,709
PNC Financial Services Group, Inc.	619,700	47,128,185
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,566,050	40,012,578
Consumer Finance - 4.0%
Capital One Financial Corp.	842,600	58,156,252
Diversified Financial Services - 6.1%
Citigroup, Inc.	867,200	45,215,808
JPMorgan Chase & Co.	768,700	42,839,651
Electric Utilities - 2.4%
Exelon Corp.	1,139,200	34,848,128
Energy Equipment & Services - 2.2%
Halliburton Co.	719,800	32,527,762
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	725,900	44,635,591
Health Care Equipment & Supplies - 6.6%
Baxter International, Inc.	789,400	57,657,776
Covidien PLC	624,650	38,497,179
Health Care Providers & Services - 2.4%
McKesson Corp.	289,250	35,479,405
Hotels, Restaurants & Leisure - 3.2%
McDonald’s Corp.	473,600	46,450,688
Industrial Conglomerates - 5.7%
General Electric Co.	3,400,250	82,864,092
Media - 8.8%
Time Warner, Inc.	1,099,316	68,443,414
Viacom, Inc. - Class B	821,450	59,776,917
Oil, Gas & Consumable Fuels - 10.7%
EnCana Corp. (A)	1,098,600	19,247,472
Exxon Mobil Corp.	740,000	69,375,000
Marathon Oil Corp.	1,094,900	39,810,564
Southwestern Energy Co. (B)	714,950	27,732,910
Pharmaceuticals - 11.0%
Johnson & Johnson	740,150	69,204,025
Pfizer, Inc.	3,120,300	91,206,369
Semiconductors & Semiconductor Equipment - 3.9%
Texas Instruments, Inc.	1,435,800	56,283,360
Software - 2.2%
Symantec Corp.	1,177,350	31,411,698
Wireless Telecommunication Services - 4.4%
Vodafone Group PLC - ADR	2,133,550	63,899,822

Total Common Stocks (cost $1,092,329,170)		1,421,673,000

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	4,068,756	4,068,756

Total Securities Lending Collateral (cost $4,068,756)		4,068,756

	Principal	Value
REPURCHASE AGREEMENT - 1.9%

State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $28,031,966 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2033, and with a value of $28,595,801.

	$ 28,031,943	$ 28,031,943

Total Repurchase Agreement (cost $28,031,943)		28,031,943

Total Investment Securities (cost $1,124,429,869) (D)		1,453,773,699
Other Assets and Liabilities - Net		(815,044)

Net Assets		$ 1,452,958,655

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,960,256. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,124,429,869. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $346,212,670 and $16,868,840, respectively. Net unrealized appreciation for tax purposes is $329,343,830.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$1,421,673,000	$—	$—	$1,421,673,000
Securities Lending Collateral	4,068,756	—	—	4,068,756
Repurchase Agreement	—	28,031,943	—	28,031,943

Total Investment Securities	$1,425,741,756	$28,031,943	$—	$1,453,773,699

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(4,068,756)	$—	$(4,068,756)

Total Other Liabilities	$—	$(4,068,756)	$—	$(4,068,756)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Freddie Mac
2.89%, 08/01/2037 (B)	$ 518,797	$ 547,241

Total U.S. Government Agency Obligation (cost $526,072)		547,241

MORTGAGE-BACKED SECURITIES - 22.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	11,380,127	11,918,794
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (B)	6,677,719	6,654,093
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (B)	20,610,912	20,770,399
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	3,512,204	3,590,548
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	2,730,586	2,786,776
Series 2010-R6, Class 4A1
3.01%, 07/26/2035 - 144A (B)	1,570,900	1,562,643
Series 2011-R1, Class A1
4.00%, 08/26/2036 - 144A (B)	352,480	353,177
Banc of America Large Loan, Inc.
Series 2007-BMB1, Class B
1.14%, 08/15/2029 - 144A (B)	6,922,921	6,885,004
Series 2007-BMB1, Class D
1.39%, 08/15/2029 - 144A (B)	7,017,000	6,922,432
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	3,605,300	3,580,492
Series 2009-RR10, Class 2A1
2.99%, 08/26/2035 - 144A (B)	2,462,918	2,451,438
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	2,977,354	2,996,451
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A (B)	1,427,505	1,444,898
Series 2009-RR13, Class 2A3
5.54%, 02/26/2036 - 144A (B)	3,422,980	3,482,503
Series 2009-RR13, Class 3A3
5.10%, 05/26/2036 - 144A (B)	6,573,828	6,719,727
Series 2009-RR14, Class 1A1
6.07%, 05/26/2037 - 144A (B)	9,416,313	9,883,607
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A (B)	820,479	821,988
Series 2009-RR3, Class 2A1
4.40%, 05/26/2037 - 144A (B)	178,211	177,875
Series 2009-RR6, Class 2A1
2.78%, 08/26/2035 - 144A (B)	6,943,086	6,449,954
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	5,729,719	5,971,719
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 - 144A (B)	2,108,829	2,136,493
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A (B)	1,626,619	1,673,905
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	4,280,286	4,434,235
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A (B)	1,397,261	1,403,211
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	7,339,121	7,383,772

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2012-RR2, Class 7A3
2.57%, 09/26/2035 - 144A (B)	$ 7,030,835	$ 7,220,098
Series 2012-RR4, Class 2A5
2.13%, 04/26/2037 - 144A (B)	10,329,294	10,462,324
Series 2012-RR5, Class 6A1
3.12%, 10/26/2035 (B)	9,007,172	8,998,153
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	7,790,259	8,073,022
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 - 144A	6,703,267	7,044,526
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	2,221,896	2,256,266
CGBAM Commercial Mortgage Trust
Series 2013-BREH, Class B
1.99%, 05/15/2030 - 144A (B) (C)	10,000,000	10,000,000
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.57%, 12/25/2033 (B)	5,530,302	5,194,469
Series 2009-10, Class 6A1
5.42%, 09/25/2034 - 144A (B)	4,157,763	4,295,942
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	12,590,713	12,688,556
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	10,992,898	11,261,630
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	6,783,213	6,804,377
Commercial Mortgage Pass-Through Certificates
Series 2007-TFLA, Class E
0.46%, 02/15/2022 - 144A (B)	7,300,000	7,074,846
Series 2012-MVP, Class A
2.13%, 11/17/2026 - 144A (B)	21,213,163	21,233,337
Series 2012-MVP, Class B
1.79%, 11/17/2026 - 144A (B)	9,900,000	9,811,068
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	4,596,485	4,688,852
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	21,969,448
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class B
0.39%, 10/15/2021 - 144A (B)	8,010,805	7,804,086
Series 2007-C1, Class A3
5.38%, 02/15/2040	13,472,556	14,516,235
Series 2007-C1, Class AAB
5.34%, 02/15/2040	10,311,976	10,633,039
Series 2007-C4, Class AAB
5.76%, 09/15/2039 (B)	9,341,528	9,980,582
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	6,730,000	7,508,479
Series 2009-12R, Class 36A1
4.99%, 06/27/2036 - 144A (B)	3,595,606	3,611,739

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	$ 2,680,674	$ 2,741,337
Series 2010-12R, Class 10A1
4.50%, 11/26/2036 - 144A (B)	950,853	942,944
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	6,951,081	7,260,112
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A (B)	10,502,991	10,392,867
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A (B)	4,635,310	4,681,019
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (B)	4,824,688	4,815,487
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	4,769,772	4,765,322
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	13,475,310	13,009,954
Series 2010-1R, Class 40A1
5.00%, 04/27/2036 - 144A	296,682	296,009
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A (B)	8,250,000	9,068,342
Del Coronado Trust
Series 2013-HDC, Class C
1.79%, 03/15/2026 - 144A (B)	10,000,000	9,937,080
Series 2013-HDC, Class D
2.14%, 03/15/2026 - 144A (B)	8,500,000	8,405,905
Extended Stay America Trust
Series 2013-ESH5, Class A15
1.28%, 12/05/2031 - 144A	17,900,000	17,771,120
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A3
1.46%, 03/06/2020 - 144A (B)	5,780,000	5,792,560
Series 2007-EOP, Class B
1.73%, 03/06/2020 - 144A (B)	11,300,000	11,318,509
Series 2007-EOP, Class E
2.48%, 03/06/2020 - 144A (B)	31,300,000	31,401,005
Impac CMB Trust
Series 2007-A, Class A
0.44%, 05/25/2037 (B)	16,382,119	15,968,569
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.86%, 12/26/2037 - 144A (B)	3,155,504	3,177,737
Series 2009-R2, Class 3A
2.77%, 01/26/2047 - 144A (B)	1,694,776	1,699,363
Series 2009-R7, Class 11A1
2.55%, 03/26/2037 - 144A (B)	2,844,146	2,811,020
Series 2009-R7, Class 12A1
2.83%, 08/26/2036 - 144A (B)	1,284,095	1,262,798
Series 2009-R7, Class 4A1
2.82%, 09/26/2034 - 144A (B)	1,717,831	1,684,028
Series 2009-R9, Class 1A1
2.56%, 08/26/2046 - 144A (B)	8,086,658	8,246,459
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	4,922,796	5,024,555
Series 2010-R3, Class 1A1
2.97%, 03/21/2036 - 144A (B)	4,578,005	4,736,330
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	2,600,878	2,638,120
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	3,882,416	3,906,406

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2011-PLSD, Class C
5.14%, 11/13/2044 - 144A	$ 4,450,000	$ 4,778,628
Series 2013-JWRZ, Class C
1.69%, 04/15/2030 - 144A (B)	10,000,000	9,930,240
JPMorgan Re-REMIC
Series 2009-11, Class 1A1
2.90%, 02/26/2037 - 144A (B)	5,972,231	5,922,614
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (B)	1,746,780	1,763,961
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	6,247,858	6,225,397
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A (B)	9,133,764	9,235,359
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 (B)	12,585,000	13,007,881
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A
0.44%, 02/25/2030 - 144A (B)	11,189,388	9,622,874
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	4,281,588	4,390,203
MASTR Alternative Loans Trust
Series 2003-4, Class 1A1
5.00%, 05/25/2018	10,881,611	11,117,350
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.80%, 08/12/2045 - 144A (B)	10,000,000	10,990,610
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	18,560,232	18,633,211
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	13,448,603	12,910,659
Motel 6 Trust
Series 2012-MTL6, Class A1
1.50%, 10/05/2025 - 144A	10,926,991	10,793,005
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	4,734,534	4,725,539
RBSCF Trust
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A (B)	12,205,687	13,389,126
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	7,389,157	7,597,207
Series 2013-2, Class 2A1
0.38%, 12/20/2036 - 144A (B)	18,961,476	18,382,980
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	13,625,134	13,603,607
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	3,190,640	3,185,557
Springleaf Mortgage Loan Trust
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (B)	19,719,000	20,222,278
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (B)	4,931,466	4,881,895

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Stwd 13 Fv1 08/28 2.2
2.20%, 08/11/2028	$ 10,000,000	$ 10,000,000
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.53%, 08/15/2039 (B)	5,114,000	5,580,136
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	6,000,000	6,228,318
Series 2006-WL7A, Class A2
0.31%, 09/15/2021 - 144A (B)	7,265,687	7,245,670
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	921,896	915,409
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
3.06%, 09/27/2035 - 144A (B)	5,075,618	5,096,611
Series 2010-RR4, Class 1A1
4.94%, 12/27/2046 - 144A (B)	5,361,253	5,381,878
Series 2011-RR3, Class A1
2.84%, 03/27/2037 - 144A (B)	14,279,024	13,730,860
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class A
3.66%, 07/05/2024 - 144A	15,000,000	15,011,310

Total Mortgage-Backed Securities (cost $810,439,392)		813,842,538

ASSET-BACKED SECURITIES - 9.5%
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class C
2.64%, 10/10/2017	7,500,000	7,624,568
ARES CLO, Ltd.
Series 2007-3RA, Class A2
0.49%, 04/16/2021 - 144A (B)	16,642,692	16,111,341
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.90%, 11/25/2020 - 144A (B)	19,341,900	19,180,647
Bayview Opportunity Master Fund IIa Trust
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (D)	8,378,738	8,253,991
Bayview Opportunity Master Fund Trust IIB, LP
Series 2013-14NP, Class A
4.21%, 08/28/2033 - 144A (D)	15,000,000	15,000,000
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	16,227,157	16,018,605
ColumbusNova CLO Ltd
Series 2007-I
0.52%, 05/16/2019 - 144A (B)	4,870,247	4,748,466
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	10,472,617	10,310,867
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	20,000,000	20,082,000

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.43%, 03/20/2036 (B)	$ 23,721,000	$ 22,806,888
Series 2007-1, Class A4
0.55%, 03/20/2036 (B)	9,352,000	8,863,826
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A 2.51%,
05/20/2030 - 144A	14,454,045	14,551,379
Mountain View Funding CLO III, Ltd. Series 2007-3A, Class A1 0.48%, 04/16/2021 - 144A (B)	4,931,024	4,796,535
Nationstar Mortgage Advance Receivable Trust
Series T1A, Class C1
1.59%, 06/20/2044 - 144A	500,000	499,009
Series T1A, Class E1
3.72%, 06/20/2044 - 144A	1,000,000	998,438
Series T2A, Class B2
1.99%, 06/20/2046 - 144A	4,000,000	3,993,750
Series T2A, Class C2
2.19%, 06/20/2046 - 144A	3,000,000	2,995,313
Ocean Trails CLO I
Series 2006-1A, Class A1
0.52%, 10/12/2020 - 144A (B)	6,201,570	6,040,906
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 - 144A	4,724,984	4,859,216
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 - 144A	5,000,000	5,071,300
Sierra Receivables Funding Co., LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	3,575,081	3,651,259
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	5,003,728	5,138,238
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	7,312,377	7,371,300
Series 2012-3A, Class A
1.87%, 08/20/2029 - 144A	13,204,301	13,240,005
Series 2013-2A, Class C
4.75%, 11/20/2025 - 144A	5,000,000	4,968,750
Silverleaf Finance XV LLC
Series 2012-D, Class A
3.00%, 03/17/2025 - 144A	15,032,970	15,149,310
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	13,905,519	13,696,936
Station Place Securitization Trust
2.45%, 11/25/2014	30,000,000	30,000,000
SVO VOI Mortgage Corp.
Series 2012-AA, Class A
2.00%, 09/20/2029 - 144A	18,542,107	18,437,807
TAL Advantage I LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	15,697,500	16,080,362
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.59%, 10/15/2015 - 144A (B)	25,520,000	25,970,587

Total Asset-Backed Securities (cost $341,691,486)		346,511,599

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.5%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM
6.00%, 11/01/2015 (E) (F)	$ 16,950,000	$ 17,457,822

Total Municipal Government Obligation (cost $16,950,000)		17,457,822

CORPORATE DEBT SECURITIES - 63.1%
Aerospace & Defense - 0.8%
Exelis, Inc.
4.25%, 10/01/2016 (G)	27,920,000	29,440,244
Airlines - 2.8%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	20,929,198	23,283,733
America West Airlines Pass-Through Trust
7.93%, 01/02/2020	2,982,292	3,191,052
8.06%, 01/02/2022	9,699,679	10,766,643
Continental Airlines Pass-Through Trust
7.46%, 10/01/2016 (G)	3,509,583	3,649,966
Delta Air Lines, Inc., Pass-Through Trust
6.20%, 01/02/2020 (G)	28,191,234	30,587,489
Northwest Airlines Pass-Through Trust
1.02%, 11/20/2015 (B) (G)	545,487	531,850
6.26%, 05/20/2023	2,103,454	2,187,592
UAL Pass-Through Trust
10.40%, 05/01/2018	23,454,571	26,679,574
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (G)	BRL 21,570,000	9,549,477
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$ 7,650,000	8,252,637
Capital Markets - 1.9%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A	20,590,000	21,689,115
Morgan Stanley, Series GMTN
5.75%, 10/18/2016	12,000,000	13,343,256
6.00%, 04/28/2015	30,000,000	32,265,270
Morgan Stanley, Series MTN
3.00%, 08/31/2017 (B)	1,500,000	1,520,481
Commercial Banks - 9.8%
Bank of America NA
6.00%, 06/15/2016 (G)	10,000,000	11,016,900
Barclays Bank PLC
6.05%, 12/04/2017 - 144A	29,900,000	32,948,544
BBVA US Senior SAU
3.25%, 05/16/2014	27,548,000	27,822,654
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
5.13%, 01/15/2015 - 144A	11,004,000	11,478,404
Branch Banking & Trust Co.
0.59%, 09/13/2016 (B)	5,435,000	5,355,660
Export-Import Bank of Korea
4.00%, 01/11/2017 (G)	13,900,000	14,727,008
Fifth Third Bank
0.68%, 02/26/2016 (B)	3,165,000	3,159,401
First Horizon National Corp.
5.38%, 12/15/2015	19,628,000	21,247,781
First Tennessee Bank NA
5.05%, 01/15/2015	16,185,000	16,917,565

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
ING Bank NV
5.13%, 05/01/2015 - 144A	$ 21,773,000	$ 22,731,012
Intesa Sanpaolo SpA
3.88%, 01/16/2018	26,000,000	25,278,396
JPMorgan Chase Bank NA
0.60%, 06/13/2016 (B)	9,550,000	9,386,867
6.00%, 10/01/2017	27,783,000	31,784,891
Korea Development Bank
8.00%, 01/23/2014	3,000,000	3,098,823
PNC Bank NA
0.58%, 04/29/2016 (B)	20,000,000	19,984,440
PNC Funding Corp.
5.25%, 11/15/2015	12,829,000	13,944,610
Regions Bank
7.50%, 05/15/2018	2,550,000	3,011,984
Regions Financial Corp.
5.75%, 06/15/2015 (G)	19,250,000	20,665,703
7.75%, 11/10/2014	3,664,000	3,953,932
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014	9,820,000	10,056,957
5.05%, 01/08/2015 (G)	6,310,000	6,457,105
Royal Bank of Scotland PLC
4.38%, 03/16/2016 (G)	7,005,000	7,467,960
Societe Generale SA
5.75%, 04/20/2016 - 144A	21,305,000	22,877,096
Zions Bancorporation
4.00%, 06/20/2016	10,000,000	10,463,970
Commercial Services & Supplies - 0.7%
ADOP CO
6.63%, 10/01/2017 - 144A	15,000,000	17,082,855
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A (G)	9,600,000	9,942,854
Construction Materials - 1.0%
CRH America, Inc.
6.00%, 09/30/2016	33,015,000	37,304,606
Consumer Finance - 1.3%
Discover Financial Services
6.45%, 06/12/2017	14,812,000	16,870,957
SLM Corp., Series MTN
6.00%, 01/25/2017	28,285,000	30,052,812
Diversified Financial Services - 5.6%
Bank of America Corp.
5.42%, 03/15/2017	20,206,000	21,844,545
Bank of America NA
0.55%, 06/15/2016 (B)	8,995,000	8,743,860
Citigroup, Inc.
0.54%, 06/09/2016 (B)	47,484,000	46,061,759
Ford Motor Credit Co., LLC
7.00%, 04/15/2015	7,900,000	8,585,878
8.00%, 12/15/2016	28,358,000	33,269,038
General Electric Capital Corp.,
Series GMTN
0.92%, 07/12/2016 (B)	43,015,000	43,065,199
General Motors Financial Co., Inc.
2.75%, 05/15/2016 - 144A (G)	4,150,000	4,134,438
ING US, Inc.
2.90%, 02/15/2018 - 144A	13,165,000	13,130,995
Lazard Group LLC
7.13%, 05/15/2015	6,031,000	6,554,762

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 (G)	$ 6,300,000	$ 6,906,551
NASDAQ OMX Group, Inc.
4.00%, 01/15/2015 (G)	5,000,000	5,187,050
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000,000	6,263,880
Diversified Telecommunication Services - 2.6%
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	25,765,000	26,723,303
Qwest Corp.
8.38%, 05/01/2016	11,007,000	12,734,670
Telecom Italia Capital SA
6.18%, 06/18/2014 (G)	17,012,000	17,571,491
Telefonica Emisiones SAU
3.73%, 04/27/2015	31,930,000	32,884,866
3.99%, 02/16/2016	4,000,000	4,147,872
Electric Utilities - 0.7%
Iberdrola Finance Ireland, Ltd.
3.80%, 09/11/2014 - 144A (G)	24,822,000	25,480,279
Electronic Equipment & Instruments - 1.0%
Avnet, Inc.
6.00%, 09/01/2015	18,943,000	20,353,477
6.63%, 09/15/2016	15,199,000	16,998,227
Energy Equipment & Services - 3.1%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	11,075,000	12,334,216
DCP Midstream Operating, LP
3.25%, 10/01/2015	24,545,000	25,421,183
Korea National Oil Corp.
5.38%, 07/30/2014 - 144A	15,830,000	16,431,524
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	19,239,434
TransCanada PipeLines, Ltd.
0.95%, 06/30/2016 (B)	24,365,000	24,476,957
Transocean, Inc.
5.05%, 12/15/2016	14,975,000	16,413,484
Food & Staples Retailing - 0.1%
Delhaize Group SA
6.50%, 06/15/2017 (G)	2,800,000	3,153,433
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
6.25%, 11/15/2015 (G)	15,638,000	17,328,734
Health Care Providers & Services - 0.8%
Owens & Minor, Inc.
6.35%, 04/15/2016	27,220,000	29,491,645
Hotels, Restaurants & Leisure - 1.1%
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (G) (H)	15,000,000	16,200,000
MGM Resorts International
10.00%, 11/01/2016 (G)	18,460,000	22,059,700
Household Durables - 0.7%
Meritage Homes Corp.
4.50%, 03/01/2018	9,500,000	9,500,000
Whirlpool Corp.
7.75%, 07/15/2016	12,970,000	15,134,330
Independent Power Producers & Energy Traders - 1.0%
TransAlta Corp.
4.75%, 01/15/2015	35,701,000	37,426,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 6.2%
American International Group, Inc.
2.38%, 08/24/2015	$ 7,540,000	$ 7,636,271
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/2014	15,291,000	16,012,796
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (G)	25,913,000	28,661,929
Genworth Holdings, Inc.
4.95%, 10/01/2015	6,358,000	6,750,384
8.63%, 12/15/2016	6,167,000	7,382,528
Genworth Holdings, Inc., Series GMTN
6.52%, 05/22/2018 (G)	16,222,000	18,393,315
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	19,200,000	19,670,112
Prudential Covered Trust
3.00%, 09/30/2015 - 144A	1,080,000	1,116,931
Stone Street Trust
5.90%, 12/15/2015 - 144A	29,415,000	31,902,038
Transatlantic Holdings, Inc.
5.75%, 12/14/2015	25,760,000	28,168,070
Willis North America, Inc.
6.20%, 03/28/2017	20,361,000	22,601,687
WR Berkley Corp.
5.60%, 05/15/2015	35,260,000	37,523,163
IT Services - 1.2%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015 (G)	16,300,000	17,316,273
Computer Sciences Corp.
2.50%, 09/15/2015	25,615,000	26,177,992
Machinery - 0.5%
CNH Capital LLC
3.88%, 11/01/2015 (G)	18,000,000	18,495,000
Metals & Mining - 2.0%
Kinross Gold Corp.
3.63%, 09/01/2016 (G)	13,160,000	13,151,920
Vale Overseas, Ltd.
6.25%, 01/11/2016	27,000,000	29,646,000
Xstrata Canada Corp.
5.38%, 06/01/2015	13,250,000	13,995,339
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A	9,960,000	10,095,097
5.80%, 11/15/2016 - 144A	4,913,000	5,380,094
Multi-Utilities - 0.4%
Black Hills Corp.
9.00%, 05/15/2014	12,521,000	13,255,820
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	17,450,000	19,729,912
Chesapeake Energy Corp.
9.50%, 02/15/2015 (G)	14,465,000	16,019,988
Empresa Nacional del Petroleo
4.88%, 03/15/2014 - 144A	3,681,000	3,740,161
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	34,395,000	36,424,305
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A (G)	13,425,000	13,226,310
6.38%, 11/05/2014 - 144A	21,650,000	22,992,300
Petrobras Global Finance BV
2.00%, 05/20/2016	15,000,000	14,840,475

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co.
3.50%, 02/06/2017	$ 17,000,000	$ 17,138,941
Petrohawk Energy Corp.
7.25%, 08/15/2018	29,270,000	32,050,650
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	23,070,222	24,569,787
Rosneft Finance SA
6.25%, 02/02/2015 - 144A	25,000,000	26,342,500
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	5,000,000	4,943,750
Tengizchevoil Finance Co., SARL
6.12%, 11/15/2014 - 144A	8,031,340	8,202,889
Pharmaceuticals - 0.5%
Hospira, Inc., Series GMTN
6.40%, 05/15/2015 (G)	16,464,000	17,451,922
Real Estate Investment Trusts - 3.0%
Digital Realty Trust, LP
4.50%, 07/15/2015	14,200,000	14,920,323
Hospitality Properties Trust
7.88%, 08/15/2014	10,000,000	10,349,590
Kilroy Realty, LP
5.00%, 11/03/2015 (G)	14,130,000	15,230,572
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850,000	16,479,045
6.25%, 06/15/2014	9,958,000	10,395,365
PPF Funding, Inc.
5.50%, 01/15/2014 - 144A	5,070,000	5,143,591
WCI Finance LLC / WEA Finance LLC
5.70%, 10/01/2016 - 144A	17,000,000	19,099,415
WEA Finance LLC / WT Finance AUST Pty, Ltd.
5.75%, 09/02/2015 - 144A	17,115,000	18,732,368
Real Estate Management & Development - 0.6%
First Industrial, LP
5.75%, 01/15/2016	16,570,000	17,637,754
6.42%, 06/01/2014	2,691,000	2,788,678
Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	19,555,000	19,639,732
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	20,753,225
Trading Companies & Distributors - 0.9%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	30,280,000	33,308,000
Transportation Infrastructure - 0.9%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.13%, 05/11/2015 - 144A	30,070,000	31,041,652
Wireless Telecommunication Services - 3.2%
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	12,000,000	12,311,256
4.52%, 01/15/2035 - 144A	15,870,000	16,564,614
Richland Towers Funding LLC / Management Funding
4.61%, 03/15/2041 - 144A	10,926,210	11,306,442
SBA Tower Trust
4.25%, 04/15/2040 - 144A (G)	29,090,000	30,077,402

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc.
8.38%, 08/15/2017 (G)	$ 6,300,000	$ 7,119,000
9.00%, 11/15/2018 - 144A (G)	11,700,000	13,864,500
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 - 144A	23,543,225	24,342,071

Total Corporate Debt Securities (cost $2,269,967,943)		2,291,394,758

LOAN ASSIGNMENTS - 2.1%
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc., Tranche B
3.75%, 05/19/2017 (B) (E) (F)	4,086,744	4,122,503
Food & Staples Retailing - 0.1%
Albertsons LLC, Term Loan B1
4.25%, 03/21/2016 (B) (E) (F)	2,052,404	2,068,224
Albertsons LLC, Term Loan B2
4.75%, 03/21/2019 (B) (E) (F)	1,339,096	1,345,374
Food Products - 0.4%
Michael Foods Group, Inc.
4.25%, 02/23/2018 (B) (E) (F)	13,638,638	13,803,434
Health Care Providers & Services - 0.4%
HCA, Inc.
3.03%, 03/31/2017 (B) (E) (F)	13,500,000	13,516,781
Hotels, Restaurants & Leisure - 0.8%
Dunkin’ Brands, Inc., Tranche B3
3.75%, 02/14/2020 (B) (E) (F)	15,828,049	15,889,509
Scientific Games International, Inc., Tranche B1
Series 2011-A, Class A
3.94%, 06/30/2015 (B) (E) (F)	11,800,286	11,800,286
Media - 0.1%
Nielsen Finance LLC, Tranche E
2.95%, 05/02/2016 (B) (E) (F)	4,975,000	4,993,656
Personal Products - 0.2%
Revlon Inc., Tranche B
4.00%, 11/20/2017 (B) (E) (F)	8,479,900	8,561,162

Total Loan Assignments (cost $74,919,467)		76,100,929

STRUCTURED NOTES DEBT - 0.9%
Diversified Financial Services - 0.9%
Murray Street Investment Trust
I 4.65%, 03/09/2017 (D)	29,866,000	31,939,118

Total Structured Notes Debt (cost $30,915,629)		31,939,118

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (I)	126,444,180	126,444,180

Total Securities Lending Collateral (cost $126,444,180)		126,444,180

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (I), dated 07/31/2013, to be repurchased at $33,021,044 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50-3.24%, due 11/25/2040 - 12/25/2042, and with a total value of $33,684,499.	$ 33,021,017	33,021,017

Total Repurchase Agreement (cost $33,021,017)		33,021,017

Total Investment Securities (cost $3,704,875,186) (J)		3,737,259,202
Other Assets and Liabilities - Net		(103,624,841)

Net Assets		$ 3,633,634,361

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $10,000,000, or 0.28% of the fund’s net assets.
(D)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(E)	Illiquid. Total aggregate market value of illiquid securities is $93,558,751, or 2.57% of the fund’s net assets.
(F)	Restricted security. At July 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Municipal Government Obligation	Rhode Island Economic Development Corp. - Insurer: AGM	10/25/2010	$16,950,000	$17,457,822	0.48%
Loan Assignments	KAR Auction Services, Inc., Tranche B	3/8/2013	4,086,744	4,122,503	0.11
Loan Assignments	Albertsons LLC, Term Loan B1	5/9/2013	2,043,055	2,068,224	0.06
Loan Assignments	Albertsons LLC, Term Loan B2	5/9/2013	1,332,724	1,345,374	0.04
Loan Assignments	Michael Foods Group, Inc.	8/30/2011- 5/16/2012	13,223,243	13,803,434	0.38
Loan Assignments	HCA, Inc.	1/25/2012- 3/8/2012	13,352,154	13,516,781	0.37
Loan Assignments	Dunkin’ Brands, Inc., Tranche B3	2/14/2013	15,704,576	15,889,509	0.44
Loan Assignments	Scientific Games International, Inc., Tranche B1 - Series 2011-A, Class A	1/25/2012	11,719,767	11,800,286	0.32
Loan Assignments	Nielsen Finance LLC, Tranche E	2/25/2013	4,975,000	4,993,656	0.14
Loan Assignments	Revlon Inc., Tranche B	2/21/2013	8,482,204	8,561,162	0.23

			$91,869,467	$93,558,751	2.57%

(G)	All or a portion of this security is on loan. The value of all securities on loan is $123,859,667. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Rate shown reflects the yield at July 31, 2013.
(J)	Aggregate cost for federal income tax purposes is $3,704,875,186. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $51,075,637 and $18,691,621, respectively. Net unrealized appreciation for tax purposes is $32,384,016.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $1,631,333,770, or 44.90% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS Investment Securities
U.S. Government Agency Obligation	$—	$547,241	$—	$547,241
Mortgage-Backed Securities	—	813,842,538	—	813,842,538
Asset-Backed Securities	—	346,511,599	—	346,511,599
Municipal Government Obligation	—	17,457,822	—	17,457,822
Corporate Debt Securities	—	2,291,394,758	—	2,291,394,758
Loan Assignments	—	76,100,929	—	76,100,929
Structured Notes Debt	—	31,939,118	—	31,939,118
Securities Lending Collateral	126,444,180	—	—	126,444,180
Repurchase Agreement	—	33,021,017	—	33,021,017

Total Investment Securities	$126,444,180	$3,610,815,022	$—	$3,737,259,202

Other Assets (L)
Cash	$1,872,289	$—	$—	$1,872,289

Total Other Assets	$1,872,289	$—	$—	$1,872,289

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (L)
Collateral for Securities on Loan	$—	$(126,444,180)	$—	$(126,444,180)

Total Other Liabilities	$—	$(126,444,180)	$—	$(126,444,180)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 2.0%
Triumph Group, Inc.	133,690	$ 10,489,317
Air Freight & Logistics - 1.1%
Hub Group, Inc. - Class A (A) (B)	149,685	5,725,451
Commercial Banks - 12.5%
Bank of the Ozarks, Inc. (B)	221,980	10,606,204
Home Bancshares, Inc. (B)	290,050	7,924,166
Iberiabank Corp. (B)	123,482	7,260,742
PrivateBancorp, Inc. - Class A (B)	725,230	17,108,176
Signature Bank (A) (B)	80,870	7,403,648
SVB Financial Group (A) (B)	114,890	10,020,706
Texas Capital Bancshares, Inc. (A) (B)	140,900	6,409,541
Commercial Services & Supplies - 2.8%
Healthcare Services Group, Inc. (B)	601,090	14,792,825
Communications Equipment - 2.9%
Aruba Networks, Inc. (A) (B)	327,000	5,814,060
Ixia (A) (B)	328,670	4,568,513
Procera Networks, Inc. (A) (B)	349,468	5,214,062
Diversified Financial Services - 1.6%
MarketAxess Holdings, Inc.	163,830	8,470,011
Electrical Equipment - 2.0%
EnerSys, Inc. (B)	207,360	10,973,491
Electronic Equipment & Instruments - 1.3%
InvenSense, Inc. - Class A (A) (B)	391,990	6,930,383
Energy Equipment & Services - 1.2%
Pacific Drilling SA (A)	626,440	6,176,698
Food Products - 2.5%
Annie’s, Inc. (A) (B)	118,490	4,894,822
TreeHouse Foods, Inc. (A)	115,830	8,222,772
Health Care Equipment & Supplies - 2.1%
Cantel Medical Corp. (B)	226,449	6,009,957
Neogen Corp. (A)	93,240	5,266,195
Health Care Providers & Services - 3.3%
Air Methods Corp. (B)	224,640	7,545,658
Centene Corp. (A) (B)	180,400	10,006,788
Health Care Technology - 4.7%
athenahealth, Inc. (A) (B)	57,650	6,453,917
HMS Holdings Corp. (A) (B)	375,540	9,084,313
Medidata Solutions, Inc. (A)	106,390	9,844,267
Hotels, Restaurants & Leisure - 3.5%
Buffalo Wild Wings, Inc. (A) (B)	27,005	2,797,178
Krispy Kreme Doughnuts, Inc. (A)	162,753	3,421,068
Red Robin Gourmet Burgers, Inc. (A) (B)	103,445	5,883,952
Sonic Corp. (A) (B)	414,560	6,371,787
Household Durables - 1.9%
Meritage Homes Corp. (A) (B)	224,727	10,171,144
Insurance - 1.5%
Hilltop Holdings, Inc. (A)	478,980	8,157,029
Internet Software & Services - 2.6%
Envestnet, Inc. (A) (B)	189,300	4,711,677
SPS Commerce, Inc. (A) (B)	142,080	9,168,422
IT Services - 2.9%
MAXIMUS, Inc. - Class A	417,400	15,698,414
Life Sciences Tools & Services - 3.2%
ICON PLC (A)	235,490	9,235,918
PAREXEL International Corp. (A) (B)	164,340	8,126,613
Machinery - 3.0%
Chart Industries, Inc. (A) (B)	94,093	10,698,374
Wabtec Corp.	93,660	5,437,900

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.0%
Approach Resources, Inc. (A) (B)	457,440	$ 12,117,586
Callon Petroleum Co. (A) (B)	336,180	1,344,720
Gulfport Energy Corp. (A)	245,136	13,041,235
Personal Products - 3.3%
Inter Parfums, Inc. (B)	212,380	7,004,292
Prestige Brands Holdings, Inc. (A)	318,950	10,815,595
Pharmaceuticals - 1.6%
Akorn, Inc. - Class A (A) (B)	586,520	8,322,719
Professional Services - 2.9%
Advisory Board Co. (A) (B)	262,840	15,426,080
Semiconductors & Semiconductor Equipment - 3.6%
Applied Micro Circuits Corp. (A) (B)	895,420	10,628,636
Ceva, Inc. (A)	194,210	3,540,448
Inphi Corp. (A) (B)	447,620	5,219,249
Software - 6.0%
AVG Technologies NV (A) (B)	427,460	9,532,358
QLIK Technologies, Inc. (A) (B)	248,430	7,780,828
Sourcefire, Inc. (A) (B)	87,660	6,612,194
Synchronoss Technologies, Inc. (A) (B)	230,980	7,966,500
Specialty Retail - 10.6%
Asbury Automotive Group, Inc. (A) (B)	265,350	12,959,694
Express, Inc. (A)	466,830	10,527,016
Group 1 Automotive, Inc. (B)	230,610	16,786,102
Pier 1 Imports, Inc. (B)	691,200	16,243,200
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (A) (B)	135,900	7,451,397
Steven Madden, Ltd. - Class B (A)	101,250	5,206,275
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (A) (B)	239,490	9,768,797

Total Common Stocks (cost $412,862,018)		511,391,080

SECURITIES LENDING COLLATERAL - 25.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	134,560,298	134,560,298

Total Securities Lending Collateral (cost $134,560,298)		134,560,298

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $21,298,436 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/01/2027, and with a total value of $21,727,812.	$ 21,298,418	21,298,418

Total Repurchase Agreement (cost $21,298,418)		21,298,418

Total Investment Securities (cost $568,720,734) (D)		667,249,796
Other Assets and Liabilities - Net		(133,362,972)

Net Assets		$ 533,886,824

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $131,435,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $568,720,734. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $101,578,681 and $3,049,619, respectively. Net unrealized appreciation for tax purposes is $98,529,062.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$511,391,080	$—	$—	$511,391,080
Securities Lending Collateral	134,560,298	—	—	134,560,298
Repurchase Agreement	—	21,298,418	—	21,298,418

Total Investment Securities	$645,951,378	$21,298,418	$—	$667,249,796

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(134,560,298)	$—	$(134,560,298)

Total Other Liabilities	$—	$(134,560,298)	$—	$(134,560,298)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (A)	824,143	$ 5,505,275
Airlines - 0.4%
SkyWest, Inc.	174,449	2,637,669
Automobiles - 1.1%
Thor Industries, Inc. (B)	149,923	8,103,338
Capital Markets - 4.8%
Ares Capital Corp.	928,056	16,510,116
Stifel Financial Corp. (A)	166,534	6,270,005
Waddell & Reed Financial, Inc. - Class A	178,680	9,123,401
Walter Investment Management Corp. (A)	57,700	2,295,883
Chemicals - 1.7%
RPM International, Inc.	107,402	3,784,846
Sensient Technologies Corp.	195,780	8,616,278
Commercial Banks - 10.4%
BancorpSouth, Inc.	82,963	1,630,223
Bank of Hawaii Corp. (B)	78,017	4,340,866
BBCN Bancorp, Inc.	672,857	9,830,441
East-West Bancorp, Inc.	403,523	12,440,614
First Niagara Financial Group, Inc.	1,074,614	11,487,623
FirstMerit Corp.	585,454	13,125,879
FNB Corp.	619,302	7,827,977
Hancock Holding Co.	229,163	7,507,380
Trustmark Corp. - Class A (B)	216,608	5,841,918
Commercial Services & Supplies - 3.4%
ACCO Brands Corp. (A) (B)	801,063	5,295,026
Deluxe Corp.	358,110	14,686,091
Ennis, Inc.	237,409	4,399,189
Communications Equipment - 3.0%
Black Box Corp.	288,674	7,811,518
Oplink Communications, Inc. (A)	459,732	9,263,600
Plantronics, Inc.	90,730	4,218,038
Computers & Peripherals - 0.7%
Diebold, Inc.	34,839	1,137,842
QLogic Corp. (A)	353,722	3,894,479
Construction & Engineering - 0.6%
Aegion Corp. - Class A (A) (B)	127,550	2,910,691
Tutor Perini Corp. (A)	69,311	1,370,972
Consumer Finance - 1.2%
World Acceptance Corp. (A) (B)	99,765	8,308,429
Containers & Packaging - 2.0%
Greif, Inc. - Class A	140,177	7,754,592
Sonoco Products Co.	162,454	6,252,854
Diversified Financial Services - 0.7%
Fifth Street Finance Corp.	485,954	5,267,741
Electric Utilities - 2.4%
Empire District Electric Co.	302,323	7,007,847
Portland General Electric Co. (B)	310,066	9,829,092
Electrical Equipment - 2.6%
EnerSys, Inc.	154,151	8,157,671
Franklin Electric Co., Inc.	133,767	4,984,158
GrafTech International, Ltd. (A) (B)	770,434	5,793,664
Electronic Equipment & Instruments - 4.9%
Anixter International, Inc. (A)	84,219	6,993,546
Benchmark Electronics, Inc. (A)	41,447	916,808
CTS Corp.	358,313	5,034,298
Ingram Micro, Inc. - Class A (A)	196,481	4,485,661
Park Electrochemical Corp.	268,260	7,296,672
Plexus Corp. (A) (B)	84,086	2,940,487
ScanSource, Inc. (A)	204,544	7,283,812

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (A)	110,316	$ 6,215,203
Gulfmark Offshore, Inc. - Class A	107,342	5,286,594
Tidewater, Inc. (B)	216,106	12,748,093
Food & Staples Retailing - 0.7%
Nash Finch Co.	212,894	4,992,364
Gas Utilities - 1.0%
Atmos Energy Corp.	159,170	7,041,681
Health Care Equipment & Supplies - 2.3%
Hill-Rom Holdings, Inc.	320,903	11,895,875
Symmetry Medical, Inc. (A)	504,751	4,396,381
Health Care Providers & Services - 2.7%
Amsurg Corp. - Class A (A)	214,187	8,376,854
Kindred Healthcare, Inc. (A)	699,004	10,736,701
Hotels, Restaurants & Leisure - 0.7%
Cracker Barrel Old Country Store, Inc.	18,414	1,802,731
Ruth’s Hospitality Group, Inc.	259,993	3,109,516
Household Durables - 0.9%
Harman International Industries, Inc.	111,456	6,746,432
Insurance - 7.2%
American Equity Investment Life Holding Co. (B)	607,770	11,061,414
Donegal Group, Inc. - Class A	45,128	620,510
FBL Financial Group, Inc. - Class A	65,075	2,878,267
Hanover Insurance Group, Inc.	138,475	7,454,109
HCC Insurance Holdings, Inc.	215,320	9,588,199
Stewart Information Services Corp.	80,458	2,488,566
Tower Group International, Ltd.	519,510	11,361,684
Validus Holdings, Ltd.	176,920	6,268,276
IT Services - 1.5%
CACI International, Inc. - Class A (A) (B)	158,069	10,495,782
Leisure Equipment & Products - 0.9%
LeapFrog Enterprises, Inc. - Class A (A) (B)	567,918	6,542,415
Machinery - 1.4%
Woodward, Inc.	240,350	9,835,122
Metals & Mining - 1.7%
Kaiser Aluminum Corp. (B)	190,205	12,410,876
Office Electronics - 1.4%
Zebra Technologies Corp. - Class A (A)	221,227	10,214,051
Oil, Gas & Consumable Fuels - 1.9%
Callon Petroleum Co. (A)	279,305	1,117,220
Kodiak Oil & Gas Corp. (A) (B)	535,602	5,200,695
Stone Energy Corp. (A)	291,354	7,097,384
Paper & Forest Products - 0.4%
P.H. Glatfelter Co.	119,575	3,165,150
Personal Products - 2.3%
Nu Skin Enterprises, Inc. - Class A	195,427	16,345,514
Professional Services - 4.0%
CBIZ, Inc. (A) (B)	984,586	7,148,094
FTI Consulting, Inc. (A)	258,386	9,627,462
Korn/Ferry International (A)	596,688	11,653,317
Real Estate Investment Trusts - 7.4%
First Potomac Realty Trust	337,705	4,582,657
Hersha Hospitality Trust - Class A	1,935,717	11,362,659
LaSalle Hotel Properties	306,319	8,252,234
Medical Properties Trust, Inc.	746,807	10,903,382
Omega Healthcare Investors, Inc.	396,002	12,604,744
Ramco-Gershenson Properties Trust	312,464	4,840,067
Road & Rail - 0.8%
Werner Enterprises, Inc. (B)	253,101	6,089,610

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Integrated Silicon Solution, Inc. (A)	359,066	$ 4,298,020
Software - 0.8%
American Software, Inc. - Class A	619,125	5,609,273
Specialty Retail - 9.4%
Ascena Retail Group, Inc. - Class B (A)	637,034	12,160,979
Finish Line, Inc. - Class A	182,738	4,067,748
Genesco, Inc. (A)	179,935	12,663,825
JOS A. Bank Clothiers, Inc. (A) (B)	80,865	3,304,144
Rent-A-Center, Inc. (B)	369,990	14,795,900
Select Comfort Corp. (A) (B)	360,360	8,234,226
Sonic Automotive, Inc. - Class A	547,131	12,113,481
Textiles, Apparel & Luxury Goods - 1.5%
Iconix Brand Group, Inc. (A) (B)	331,792	10,896,049

Total Common Stocks (cost $569,180,987)		682,876,040

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	77,136,800	77,136,800

Total Securities Lending Collateral (cost $77,136,800)		77,136,800

Principal	Value
REPURCHASE AGREEMENT - 4.4%

State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $31,669,455 on 08/01/2013. Collateralized by U.S. Government Agency Obligations, at 2.50% due 03/20/2028 - 04/01/2028 with a total value of $32,306,052.

$ 31,669,428	$ 31,669,428

Total Repurchase Agreement (cost $31,669,428)	31,669,428

Total Investment Securities (cost $677,987,215) (D)	791,682,268
Other Assets and Liabilities - Net	(77,414,520)

Net Assets	$ 714,267,748

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $75,124,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $677,987,215. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $116,453,268 and $2,758,215, respectively. Net unrealized appreciation for tax purposes is $113,695,053.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$682,876,040	$—	$—	$682,876,040
Securities Lending Collateral	77,136,800	—	—	77,136,800
Repurchase Agreement	—	31,669,428	—	31,669,428

Total Investment Securities	$760,012,840	$31,669,428	$—	$791,682,268

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(77,136,800)	$—	$(77,136,800)

Total Other Liabilities	$—	$(77,136,800)	$—	$(77,136,800)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	38,500	$ 1,564,640
Orbital Sciences Corp. (A)	102,500	1,900,350
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (A)	49,840	2,224,858
Airlines - 0.6%
Delta Air Lines, Inc. (A)	278,225	5,906,717
Auto Components - 1.5%
Lear Corp.	35,650	2,469,476
Magna International, Inc. - Class A	116,375	8,898,032
TRW Automotive Holdings Corp. (A)	43,875	3,216,476
Biotechnology - 0.4%
Myriad Genetics, Inc. (A) (B)	122,225	3,626,416
Building Products - 0.7%
A.O. Smith Corp.	78,100	3,227,092
American Woodmark Corp. (A) (B)	14,398	499,467
Fortune Brands Home & Security, Inc.	28,600	1,181,466
Gibraltar Industries, Inc. (A) (B)	140,319	2,160,912
Capital Markets - 2.5%
Evercore Partners, Inc. - Class A	66,950	3,174,769
Invesco, Ltd.	255,950	8,239,030
Janus Capital Group, Inc. (B)	125,000	1,171,250
LPL Financial Holdings, Inc.	35,300	1,343,518
Piper Jaffray Cos. (A)	36,500	1,224,575
Raymond James Financial, Inc.	49,700	2,190,279
Stifel Financial Corp. (A) (B)	74,300	2,797,395
Waddell & Reed Financial, Inc. - Class A	72,500	3,701,850
Chemicals - 1.4%
Eastman Chemical Co.	35,700	2,871,351
Huntsman Corp.	278,950	5,026,679
OM Group, Inc. (A)	77,100	2,380,077
Tronox, Ltd. - Class A (B)	149,500	3,245,645
Commercial Banks - 8.7%
CIT Group, Inc. (A)	84,225	4,220,515
Fifth Third Bancorp	375,775	7,226,153
First Citizens BancShares, Inc. - Class A	24,063	5,041,199
First Community Bancshares, Inc.	213,440	3,406,502
First Niagara Financial Group, Inc.	242,470	2,592,004
First Republic Bank - Class A	66,000	2,850,540
Huntington Bancshares, Inc. - Class A	665,550	5,690,452
KeyCorp	350,800	4,311,332
Lakeland Bancorp, Inc. - Class A (B)	278,748	3,133,128
Regions Financial Corp.	1,649,000	16,506,490
Sandy Spring Bancorp, Inc.	124,500	3,042,780
Texas Capital Bancshares, Inc. (A)	19,700	896,153
Umpqua Holdings Corp.	186,000	3,132,240
Union First Market Bankshares Corp. (B)	127,800	2,824,380
Washington Trust Bancorp, Inc.	57,521	1,860,229
Webster Financial Corp.	145,500	3,963,420
Wilshire Bancorp, Inc.	320,300	2,815,437
Zions Bancorporation	272,725	8,083,569
Commercial Services & Supplies - 0.3%
HNI Corp. (B)	76,000	2,896,360
Communications Equipment - 0.9%
Finisar Corp. (A)	225,850	4,365,681
KVH Industries, Inc. (A) (B)	174,083	2,435,421
Polycom, Inc. (A)	145,500	1,390,980
Construction & Engineering - 1.9%
AECOM Technology Corp. (A)	84,975	2,880,652
Argan, Inc.	48,375	766,744

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc. - Class A	225,000	$ 3,476,250
EMCOR Group, Inc.	235,763	9,732,297
Foster Wheeler AG (A)	50,300	1,078,432
Construction Materials - 0.8%
Caesar Stone Sdot Yam, Ltd. (A) (B)	229,900	7,457,956
Consumer Finance - 0.7%
Discover Financial Services	126,175	6,246,924
Containers & Packaging - 1.3%
Avery Dennison Corp.	50,550	2,261,101
Graphic Packaging Holding Co. (A)	644,350	5,541,410
Owens-Illinois, Inc. (A)	142,925	4,252,019
Diversified Financial Services - 0.4%
ING US, Inc. (A)	119,800	3,728,176
Electric Utilities - 1.3%
Cleco Corp.	216,000	10,478,160
MGE Energy, Inc.	26,100	1,532,331
Electrical Equipment - 1.2%
Generac Holdings, Inc. (B)	155,594	6,745,000
PowerSecure International, Inc. (A)	286,061	4,657,073
Electronic Equipment & Instruments - 2.3%
Avnet, Inc. (A)	250,275	9,427,859
Daktronics, Inc.	119,900	1,304,512
Orbotech, Ltd. (A)	300,000	3,699,000
Rofin-Sinar Technologies, Inc. (A)	79,650	1,840,712
Universal Display Corp. - Class A (A) (B)	101,000	2,923,950
Vishay Intertechnology, Inc. (A) (B)	203,400	2,926,926
Energy Equipment & Services - 0.5%
Dresser-Rand Group, Inc. (A)	37,300	2,270,451
Helix Energy Solutions Group, Inc. - Class A (A)	81,000	2,054,970
Food & Staples Retailing - 1.4%
Kroger Co.	201,800	7,924,686
Rite Aid Corp. (A)	1,651,650	4,954,950
Food Products - 1.6%
J&J Snack Foods Corp.	35,145	2,800,354
JM Smucker Co.	30,150	3,392,478
Sanderson Farms, Inc.	35,700	2,521,848
Tyson Foods, Inc. - Class A	228,975	6,324,289
Gas Utilities - 0.2%
Atmos Energy Corp.	45,366	2,006,992
Health Care Equipment & Supplies - 2.6%
AngioDynamics, Inc. (A)	215,100	2,570,445
Becton Dickinson and Co.	72,625	7,532,665
Boston Scientific Corp. (A)	435,350	4,754,022
Greatbatch, Inc. (A) (B)	100,957	3,816,175
St. Jude Medical, Inc.	108,175	5,667,288
Health Care Providers & Services - 3.2%
Aetna, Inc.	146,700	9,413,739
AMN Healthcare Services, Inc. (A)	62,400	922,272
Health Net, Inc. (A)	63,500	1,947,545
HealthSouth Corp. (A)	112,500	3,663,000
Omnicare, Inc.	178,425	9,419,056
Tenet Healthcare Corp. (A)	57,525	2,568,491
WellCare Health Plans, Inc. (A)	43,700	2,667,011
Health Care Technology - 0.4%
Omnicell, Inc. (A)	180,400	3,806,440
Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	53,700	4,360,977
International Game Technology	160,948	2,972,710

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (A)	420,850	$ 6,864,063
Household Durables - 3.9%
Harman International Industries, Inc.	47,100	2,850,963
Helen of Troy, Ltd. (A)	44,800	1,903,104
La-Z-Boy, Inc.	154,900	3,211,077
Mohawk Industries, Inc. (A)	58,100	6,913,319
Newell Rubbermaid, Inc.	132,750	3,586,905
Ryland Group, Inc. (B)	269,546	10,900,440
Whirlpool Corp.	52,235	6,996,356
Household Products - 0.4%
Spectrum Brands Holdings, Inc. - Class A	69,100	3,898,622
Independent Power Producers & Energy Traders - 2.0%
AES Corp.	642,025	7,986,791
NRG Energy, Inc.	408,150	10,946,583
Insurance - 5.9%
Alleghany Corp. (A)	1,400	565,432
Allstate Corp.	62,050	3,163,309
Aspen Insurance Holdings, Ltd.	77,200	2,894,228
eHealth, Inc. (A)	59,400	1,825,956
HCC Insurance Holdings, Inc.	125,425	5,585,175
Lincoln National Corp.	282,525	11,772,817
Selective Insurance Group, Inc. (B)	247,300	6,046,485
United Fire Group, Inc. (B)	249,943	6,501,018
Unum Group	225,200	7,125,328
Validus Holdings, Ltd.	285,475	10,114,379
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (B)	130,700	1,635,057
Internet Software & Services - 1.1%
AOL, Inc. (A)	87,900	3,238,236
Blucora, Inc. (A) (B)	61,700	1,234,000
IAC/InterActiveCorp	65,300	3,304,833
XO Group, Inc. (A)	189,500	2,266,420
IT Services - 0.7%
CoreLogic, Inc. (A)	46,425	1,295,257
Fidelity National Information Services, Inc.	18,950	817,882
Global Payments, Inc.	55,900	2,588,729
Sykes Enterprises, Inc. (A)	118,500	2,080,860
Life Sciences Tools & Services - 0.7%
ICON PLC (A)	161,075	6,317,362
Machinery - 5.3%
AGCO Corp.	121,275	6,821,719
Altra Holdings, Inc. (B)	140,300	3,499,082
CIRCOR International, Inc.	88,800	4,663,776
Columbus McKinnon Corp. (A)	60,800	1,344,896
Crane Co.	33,700	2,052,330
Dover Corp.	66,800	5,720,752
Mueller Industries, Inc.	79,200	4,347,288
NN, Inc.	226,570	2,786,811
Oshkosh Corp. (A)	45,000	2,016,900
Terex Corp. (A)	235,975	6,956,543
Trinity Industries, Inc. (B)	141,823	5,583,571
Wabash National Corp. (A) (B)	170,700	1,831,611
Watts Water Technologies, Inc. - Class A	49,900	2,608,772
Media - 0.4%
Gannett Co., Inc. (B)	155,500	4,005,680
Metals & Mining - 1.3%
Kaiser Aluminum Corp. (B)	41,000	2,675,250
Nucor Corp.	199,175	9,317,406

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 2.2%
CMS Energy Corp.	311,400	$ 8,716,086
NiSource, Inc. - Class B	211,625	6,501,120
NorthWestern Corp.	139,500	5,886,900
Multiline Retail - 0.3%
Dillard’s, Inc. - Class A	31,875	2,691,206
Office Electronics - 0.8%
Xerox Corp.	770,650	7,475,305
Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp.	347,225	8,090,343
Energen Corp.	69,000	4,132,410
EPL Oil & Gas, Inc. (A)	66,400	2,135,424
Gulfport Energy Corp. (A)	36,500	1,941,800
Hess Corp.	76,950	5,729,697
Newfield Exploration Co. (A)	166,550	4,097,130
Peabody Energy Corp.	322,175	5,335,218
SM Energy Co.	57,800	3,972,594
Tesoro Corp.	89,425	5,083,811
W&T Offshore, Inc. (B)	250,575	4,081,867
Western Refining, Inc. (B)	60,200	1,813,826
Whiting Petroleum Corp. (A)	186,350	9,591,434
Paper & Forest Products - 0.7%
Domtar Corp.	51,100	3,551,961
P.H. Glatfelter Co.	127,900	3,385,513
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (A)	64,990	4,907,395
Nektar Therapeutics (A) (B)	356,333	3,994,493
Professional Services - 2.3%
FTI Consulting, Inc. (A)	52,900	1,971,054
Manpowergroup, Inc.	113,325	7,578,043
On Assignment, Inc. (A)	136,800	4,176,504
Towers Watson & Co. - Class A	93,500	7,875,505
Real Estate Investment Trusts - 7.9%
BioMed Realty Trust, Inc. - Basis B	396,825	8,198,404
Brandywine Realty Trust	1,064,225	14,835,296
CBL & Associates Properties, Inc.	410,225	9,340,823
Corrections Corp. of America	130,777	4,322,180
DiamondRock Hospitality Co.	311,700	3,023,490
Equity One, Inc.	55,200	1,277,328
Excel Trust, Inc. (B)	345,219	4,480,943
Home Properties, Inc.	33,500	2,137,635
Kilroy Realty Corp. (B)	221,050	11,569,757
Liberty Property Trust - Series C	238,275	9,104,488
National Retail Properties, Inc. (B)	113,000	3,953,870
Weingarten Realty Investors (B)	86,700	2,715,444
Real Estate Management & Development - 0.9%
CBRE Group, Inc. - Class A (A)	355,200	8,229,984
Road & Rail - 1.2%
AMERCO	21,975	3,654,882
Ryder System, Inc. - Class A	41,279	2,552,693
Swift Transportation Co. - Class A (A)	272,475	4,860,954
Semiconductors & Semiconductor Equipment - 6.2%
Brooks Automation, Inc. - Class A	260,300	2,556,146
Entegris, Inc. (A)	336,700	3,208,751
LAM Research Corp. (A)	149,000	7,333,780
LTX-Credence Corp. (A)	421,000	2,256,560
Marvell Technology Group, Ltd.	351,275	4,556,037
Micron Technology, Inc. (A)	477,925	6,332,506
MKS Instruments, Inc.	71,000	1,925,520
NXP Semiconductor NV (A)	319,129	10,419,562

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
OmniVision Technologies, Inc. (A)	283,500	$ 4,609,710
RF Micro Devices, Inc. (A)	267,300	1,387,287
Silicon Motion Technology Corp. - ADR	298,300	3,561,702
Skyworks Solutions, Inc. (A)	385,150	9,251,303
Teradyne, Inc. (A) (B)	73,900	1,218,611
Software - 0.6%
AVG Technologies NV (A) (B)	130,700	2,914,610
Electronic Arts, Inc. (A)	56,300	1,470,556
Seachange International, Inc. (A)	97,000	1,142,660
Specialty Retail - 3.5%
Abercrombie & Fitch Co. - Class A	107,200	5,346,064
Aeropostale, Inc. (A) (B)	347,900	5,263,727
American Eagle Outfitters, Inc.	123,900	2,433,396
ANN, Inc. (A)	77,801	2,636,676
Express, Inc. (A)	152,800	3,445,640
Finish Line, Inc. - Class A	136,200	3,031,812
Foot Locker, Inc.	71,900	2,597,747
GameStop Corp. - Class A (B)	82,000	4,022,920
Staples, Inc. (B)	262,550	4,468,601
Textiles, Apparel & Luxury Goods - 0.2%
Steven Madden, Ltd. - Class B (A)	33,400	1,717,428
Thrifts & Mortgage Finance - 2.2%
Berkshire Hills Bancorp, Inc.	132,331	3,453,839
Dime Community Bancshares, Inc.	155,000	2,720,250
Oritani Financial Corp.	65,000	1,056,900
Provident Financial Services, Inc.	122,500	2,179,275
Provident New York Bancorp (B)	298,300	3,236,555
TrustCo Bank Corp. (B)	236,600	1,405,404
United Financial Bancorp, Inc. (B)	146,485	2,286,631
Washington Federal, Inc.	212,000	4,611,000

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.7%
Lorillard, Inc.	149,750	$ 6,368,868

Total Common Stocks (cost $774,357,053)		918,283,840

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	75,052,084	75,052,084

Total Securities Lending Collateral (cost $75,052,084)		75,052,084

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $24,247,271 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $24,736,274.	$ 24,247,251	24,247,251

Total Repurchase Agreement (cost $24,247,251)		24,247,251

Total Investment Securities (cost $873,656,388) (D)		1,017,583,175
Other Assets and Liabilities - Net		(74,259,631)

Net Assets		$ 943,323,544

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $73,229,845. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $873,656,388. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $156,104,625 and $12,177,838, respectively. Net unrealized appreciation for tax purposes is $143,926,787.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$918,283,840	$—	$—	$918,283,840
Securities Lending Collateral	75,052,084	—	—	75,052,084
Repurchase Agreement	—	24,247,251	—	24,247,251

Total Investment Securities	$993,335,924	$24,247,251	$—	$1,017,583,175

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(75,052,084)	$—	$(75,052,084)

Total Other Liabilities	$—	$(75,052,084)	$—	$(75,052,084)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Capital Markets - 99.8%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (A)	7,330	$ 195,125
iShares Barclays TIPS Bond Fund	830	93,682
iShares BofA Merrill Lynch Global ex-US Diversified Inflation-Linked Index	1,010	46,470
iShares Floating Rate Note Fund	4,630	234,509
iShares JPMorgan USD Emerging Markets Bond Fund (A)	1,120	122,416
iShares MSCI All Country World Minimum Volatility Index Fund (A)	22,337	1,382,437
iShares MSCI EAFE Minimum Volatility Index Fund (A)	15,242	896,230
iShares MSCI Emerging Markets Minimum Volatility Index Fund (A)	5,150	295,816
iShares MSCI USA Minimum Volatility Index Fund (A)	18,010	608,198
PowerShares DB Agriculture Fund (B)	5,750	141,623
PowerShares DB Commodity Index Tracking Fund (B)	2,130	55,231
PowerShares DB Energy Fund (B)	3,250	93,113
PowerShares DB Oil Fund (B)	1,760	48,013
PowerShares DB Precious Metals Fund (B)	390	16,727
ProShares UltraShort 20+ Year Treasury (A) (B)	1,640	123,492
ProShares VIX Mid-Term Futures ETF (B)	3,290	77,973
SPDR Barclays Convertible Securities ETF	3,860	171,924
SPDR Dow Jones International Real Estate ETF	8,450	342,309
SPDR Nuveen Barclays Municipal Bond ETF (A)	1,560	35,069
Vanguard Intermediate-Term Bond ETF	5,342	446,858
Vanguard Long-Term Bond ETF	2,278	192,058
Vanguard MSCI European ETF	11,500	595,700

	Shares	Value
INVESTMENT COMPANIES (continued)
Capital Markets (continued)
Vanguard MSCI Pacific ETF	3,120	$ 177,434
Vanguard S&P 500 ETF	29,700	2,293,731
Vanguard Short-Term Bond ETF	10,730	861,941
Vanguard Total Bond Market ETF	6,140	497,463

Total Investment Companies (cost $9,695,103)		10,045,542

SECURITIES LENDING COLLATERAL - 22.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	2,272,629	2,272,629

Total Securities Lending Collateral (cost $2,272,629)		2,272,629

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $98,114 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $102,557.	$ 98,113	98,113

Total Repurchase Agreement (cost $98,113)		98,113

Total Investment Securities (cost $12,065,845) (D)		12,416,284
Other Assets and Liabilities - Net		(2,355,754)

Net Assets		$ 10,060,530

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $2,225,034. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $12,065,845. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $390,052 and $39,613, respectively. Net unrealized appreciation for tax purposes is $350,439.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies	$10,045,542	$—	$—	$10,045,542
Securities Lending Collateral	2,272,629	—	—	2,272,629
Repurchase Agreement	—	98,113	—	98,113

Total Investment Securities	$12,318,171	$98,113	$—	$12,416,284

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(2,272,629)	$—	$(2,272,629)

Total Other Liabilities	$—	$(2,272,629)	$—	$(2,272,629)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Capital Markets - 100.1%
iShares Barclays 0-5 Year TIPS Bond Fund (A)	35,710	$ 3,618,851
iShares Barclays 20+ Year Treasury Bond Fund (A)	332,363	35,795,495
iShares Barclays 7-10 Year Treasury Bond Fund (A)	38,290	3,905,580
iShares Barclays Short Treasury Bond Fund (A)	34,390	3,791,498
iShares Barclays TIPS Bond Fund	53,260	6,011,456
iShares Floating Rate Note Fund	437,810	22,175,076
iShares iBoxx $ High Yield Corporate Bond Fund (A)	1,662,763	154,603,704
iShares iBoxx Investment Grade Corporate Bond Fund (A)	145,669	16,682,014
iShares JPMorgan USD Emerging Markets Bond Fund (A)	420,764	45,989,505
iShares MSCI Emerging Markets Minimum Volatility Index Fund (A)	63,270	3,634,229
iShares MSCI USA Minimum Volatility Index Fund (A)	2,184,202	73,760,502
iShares S&P U.S. Preferred Stock Index Fund (A)	1,662,858	64,701,805
ProShares UltraShort 20+ Year Treasury (B)	170,239	12,818,997
ProShares VIX Mid-Term Futures ETF (B)	121,437	2,878,057
SPDR Barclays Convertible Securities ETF (A)	1,044,480	46,521,139
SPDR Barclays High Yield Bond ETF (A)	7,429,982	299,131,075

	Shares	Value
INVESTMENT COMPANIES (continued)
Capital Markets (continued)
SPDR Dow Jones International Real Estate ETF	490,889	$ 19,885,913
SPDR Nuveen Barclays Municipal Bond ETF (A)	174,436	3,921,321
SPDR S&P International Dividend ETF (A)	667,731	29,961,090
Vanguard Growth ETF (A)	44,410	3,664,269
Vanguard Intermediate-Term Bond ETF (A)	277,228	23,190,122
Vanguard Long-Term Bond ETF	374,358	31,562,123
Vanguard REIT ETF	99,934	6,929,424
Vanguard S&P 500 ETF (A)	2,303,520	177,900,850
Vanguard Short-Term Bond ETF (A)	799,710	64,240,704

Total Investment Companies (cost $1,156,639,580)		1,157,274,799

SECURITIES LENDING COLLATERAL - 24.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	282,783,808	282,783,808

Total Securities Lending Collateral (cost $282,783,808)		282,783,808

Total Investment Securities (cost $1,439,423,388) (D)		1,440,058,607
Other Assets and Liabilities - Net		(284,329,108)

Net Assets		$ 1,155,729,499

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $276,769,047. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,439,423,388. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,722,905 and $11,087,686, respectively. Net unrealized appreciation for tax purposes is $635,219.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies	$1,157,274,799	$—	$—	$1,157,274,799
Securities Lending Collateral	282,783,808	—	—	282,783,808

Total Investment Securities	$1,440,058,607	$—	$—	$1,440,058,607

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(282,783,808)	$—	$(282,783,808)
Due to Custodian	(5,223,456)	—	—	(5,223,456)

Total Other Liabilities	$(5,223,456)	$(282,783,808)	$—	$(288,007,264)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9%
Capital Markets - 99.9%
Consumer Discretionary Select Sector SPDR Fund (A)	9,240	$ 548,209
Consumer Staples Select Sector SPDR Fund (A)	12,630	522,756
Energy Select Sector SPDR Fund	8,060	664,547
Health Care Select Sector SPDR Fund (A)	13,880	707,880
Industrial Select Sector SPDR Fund	9,970	450,245
iShares Barclays 0-5 Year TIPS Bond Fund	2,300	233,082
iShares Barclays Short Treasury Bond Fund (A)	4,190	461,947
iShares Floating Rate Note Fund	4,680	237,042
iShares MSCI Australia Index Fund	6,500	151,190
iShares MSCI Brazil Index Fund	1,420	61,770
iShares MSCI EAFE Minimum Volatility Index Fund (A)	5,210	306,348
iShares MSCI Germany Index Fund	4,480	117,869
iShares MSCI Hong Kong Index Fund (A)	1,080	20,671
iShares MSCI Japan Index Fund	25,850	290,037
iShares MSCI South Africa Index Fund	540	32,195
iShares MSCI South Korea Index Fund	2,100	117,243
iShares MSCI U.K. Index Fund	18,380	345,176
iShares MSCI USA Minimum Volatility Index Fund	9,250	312,373
iShares S&P India Nifty 50 Index Fund	1,570	33,881
Market Vectors Russia ETF	4,040	104,555
Materials Select Sector SPDR Fund	10,050	406,824
SPDR S&P China ETF	440	29,753
SPDR S&P Regional Banking ETF (A)	12,410	456,688

	Shares	Value
INVESTMENT COMPANIES (continued)
Capital Markets (continued)
Technology Select Sector SPDR Fund	9,890	$ 313,711
Utilities Select Sector SPDR Fund (A)	3,160	124,093
Vanguard Short-Term Bond ETF	7,710	619,344

Total Investment Companies (cost $7,326,376)		7,669,429

SECURITIES LENDING COLLATERAL - 22.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (B)	1,734,195	1,734,195

Total Securities Lending Collateral (cost $1,734,195)		1,734,195

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (B), dated 07/31/2013, to be repurchased at $60,768 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $65,263.	$ 60,768	60,768

Total Repurchase Agreement (cost $60,768)		60,768

Total Investment Securities (cost $9,121,339) (C)		9,464,392
Other Assets and Liabilities - Net		(1,786,427)

Net Assets		$ 7,677,965

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $1,694,676. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at July 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $9,121,339. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $345,772 and $2,719, respectively. Net unrealized appreciation for tax purposes is $343,053.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Investment Companies	$7,669,429	$—	$—	$7,669,429
Securities Lending Collateral	1,734,195	—	—	1,734,195
Repurchase Agreement	—	60,768	—	60,768

Total Investment Securities	$9,403,624	$60,768	$—	$9,464,392

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(1,734,195)	$—	$(1,734,195)

Total Other Liabilities	$—	$(1,734,195)	$—	$(1,734,195)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 55.7%
U.S. Treasury Bond
2.75%, 11/15/2042 (A) (B)	$ 5,800,000	$ 4,862,940
3.00%, 05/15/2042	1,100,000	976,422
3.75%, 08/15/2041	700,000	720,343
3.88%, 08/15/2040 (B) (C) (D)	5,400,000	5,693,625
4.38%, 02/15/2038	700,000	800,843
7.50%, 11/15/2024	1,400,000	2,051,437
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	515,425	447,574
2.13%, 02/15/2041	2,978,248	3,581,343
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	36,167,859	35,690,632
1.13%, 01/15/2021 (D)	12,138,948	13,096,784
U.S. Treasury Note
0.25%, 04/30/2014 - 09/15/2014	119,406,000	119,523,581
0.38%, 11/15/2014 (A)	16,600,000	16,640,853
0.63%, 07/15/2014	700,000	703,199
0.63%, 04/30/2018 (E)	131,900,000	127,695,687
0.75%, 06/15/2014	3,700,000	3,719,654
0.75%, 02/28/2018 (F)	2,000,000	1,955,000
1.00%, 05/15/2014	39,900,000	40,174,313
1.13%, 12/31/2019 (A) (F)	13,500,000	12,903,044
1.25%, 02/29/2020 (F)	7,400,000	7,097,643
1.38%, 07/31/2018	50,100,000	50,060,872
2.25%, 05/31/2014	18,300,000	18,620,250
2.38%, 05/31/2018	13,500,000	14,159,178
2.63%, 07/31/2014 (A)	11,600,000	11,885,012
2.63%, 11/15/2020 (A) (B) (C)	16,300,000	16,929,082

Total U.S. Government Obligations (cost $511,513,003)		509,989,311

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.0%
Fannie Mae
0.29%, 01/25/2021 (G)	103,979	103,921
0.54%, 09/25/2042 (G)	296,642	294,789
1.37%, 03/01/2044 - 10/01/2044 (G)	1,225,687	1,264,531
2.18%, 09/01/2035 (G)	624,184	659,975
2.29%, 07/01/2035 (G)	273,605	287,269
2.31%, 01/01/2026 (G)	2,984	3,120
2.36%, 01/01/2028 (G)	35,629	37,829
2.39%, 11/01/2033 (G)	133,252	140,872
2.56%, 03/01/2034 (G)	224,505	237,238
3.00%, 05/01/2043	2,987,850	2,899,896
3.50%, 08/01/2025 - 04/01/2027	3,110,644	3,264,077
4.00%, 03/01/2041	915,236	953,010
4.50%, 12/01/2024 - 09/01/2042	2,924,745	3,102,377
5.00%, 08/01/2020 - 01/01/2030	3,134,969	3,409,738
5.50%, 01/01/2037 - 02/01/2037	267,104	291,849
6.00%, 10/01/2040	794,456	868,443
6.30%, 10/17/2038	317,895	325,122
Fannie Mae, IO
6.91%, 07/25/2034 (G) (H)	1,159,397	219,854
Fannie Mae, TBA
2.50% (I) (J)	6,000,000	5,763,281
3.00% (I) (J)	101,000,000	97,891,099
3.50% (I) (J)	1,000,000	1,045,586
4.00% (I) (J)	3,000,000	3,117,656
4.50% (I) (J)	200,000	212,813
5.00% (I) (J)	14,000,000	15,071,875
Freddie Mac
1.37%, 10/25/2044 (G)	354,134	353,367
1.57%, 07/25/2044 (G)	358,234	364,950
2.26%, 03/01/2034 (G)	147,832	156,321

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
2.35%, 11/01/2033 (G)	$ 131,545	$ 138,317
2.36%, 03/01/2034 (G)	150,329	158,660
2.42%, 01/01/2036 (G)	2,667,463	2,817,119
2.43%, 09/01/2035 (G)	44,194	46,718
3.00%, 09/01/2035 (G)	425,877	449,498
4.00%, 01/01/2041	2,954,458	3,065,715
4.50%, 08/01/2025 - 08/01/2041	9,459,999	9,983,765
5.00%, 08/15/2020	18,761	18,785
6.50%, 04/15/2029 - 07/25/2043	21,032	23,771
Freddie Mac, TBA
4.50% (I) (J)	3,000,000	3,162,656
Ginnie Mae
1.75%, 05/20/2024 (G)	37,656	39,126
2.50%, 12/15/2042 - 02/15/2043	993,349	920,762
3.00%, 11/15/2042 - 07/15/2043	37,942,780	37,232,641
6.50%, 06/20/2032	18,175	20,955
Ginnie Mae, IO
6.37%, 04/16/2033 - 10/16/2033 (G) (H)	1,069,814	193,066
6.41%, 08/16/2033 - 09/20/2034 (G) (H)	2,607,388	476,020
Ginnie Mae, TBA
3.00% (I) (J)	10,000,000	9,785,938
U.S. Small Business Administration Series P10A, Class 1
4.50%, 02/01/2014	15,797	15,942

Total U.S. Government Agency Obligations (cost $211,411,950)		210,890,312

FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
Australia Government Bond
5.50%, 12/15/2013	AUD 6,300,000	5,728,385
5.75%, 05/15/2021	3,800,000	3,930,842
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2017 (K)	BRL 34,500,000	10,626,154
Bundesschatzanweisungen
0.75%, 09/13/2013	EUR 19,700,000	26,227,023
Republic of Brazil
10.25%, 01/10/2028	BRL 1,000,000	454,775

Total Foreign Government Obligations (cost $46,620,767)		46,967,179

MORTGAGE-BACKED SECURITIES - 6.1%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.38%, 09/25/2046 (G)	$ 822,052	541,269
Series 2006-4, Class 1A12
0.40%, 10/25/2046 (G)	1,770,925	1,119,761
Banc of America Funding Corp.
Series 2005-D, Class A1
2.64%, 05/25/2035 (G)	620,927	621,993
Series 2006-J, Class 4A1
5.62%, 01/20/2047 (G)	74,728	56,627
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.60%, 08/25/2033 (G)	558,958	558,496
Series 2003-8, Class 2A1
3.07%, 01/25/2034 (G)	12,052	11,957
Series 2003-8, Class 4A1
3.05%, 01/25/2034 (G)	114,651	112,623
Series 2005-2, Class A2
2.79%, 03/25/2035 (G)	354,078	350,112
Series 2005-5, Class A2
2.32%, 08/25/2035 (G)	181,273	179,907

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.89%, 11/25/2036 (G)	$ 311,052	$ 203,983
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.62%, 01/26/2036 (G)	266,637	200,583
Berica ABS Srl
Series 2011-1, Class A1
0.52%, 12/30/2055 - Reg S (G)	EUR 3,940,760	4,946,844
Berica Residential MBS Srl
Series 8, Class A
0.54%, 03/31/2048 - Reg S (G)	6,678,511	8,072,716
CC Funding Corp.
Series 2004-3A, Class A1
0.44%, 08/25/2035 - 144A (G)	$ 180,150	151,302
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.29%, 09/25/2035 (G)	218,783	212,387
Series 2007-10, Class 22AA
2.99%, 09/25/2037 (G)	1,442,331	1,145,913
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (G)	196,464	223,028
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	799	777
Series 2005-81, Class A1
0.47%, 02/25/2037 (G)	566,164	379,510
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	313,717	263,465
Series 2006-J8, Class A2
6.00%, 02/25/2037	306,412	218,916
Series 2006-OA17, Class 1A1A
0.39%, 12/20/2046 (G)	2,175,238	1,329,582
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (G)	518,342	401,349
Series 2007-HY4, Class 1A1
2.74%, 06/25/2037 (G)	1,024,934	814,044
Series 2007-OA6, Class A1B
0.39%, 06/25/2037 (G)	930,377	710,067
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.87%, 10/19/2032 (G)	12,861	11,491
Series 2004-12, Class 12A1
2.66%, 08/25/2034 (G)	304,085	276,763
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	396,927	412,739
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.83%, 03/25/2032 - 144A (G)	455	407
Series 2003-AR15, Class 2A1
2.34%, 06/25/2033 (G)	811,250	782,519
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	692,142	584,565
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	323,718	275,110
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.62%, 08/25/2035 (G)	62,083	59,160

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (G)	$ 101,765	$ 100,048
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.43%, 03/19/2036 (G)	1,278,629	836,556
Series 2006-12, Class 2A2A
0.38%, 01/19/2038 (G)	867,430	678,978
Series 2006-6, Class 5A1A
5.16%, 08/19/2036 (G)	404,380	328,050
Series 2007-1, Class 2A1A
0.32%, 04/19/2038 (G)	902,661	707,752
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.56%, 12/25/2034 (G)	39,248	35,546
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2011-FL1, Class A
2.09%, 11/15/2028 - 144A (G)	4,934,936	4,956,309
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
4.35%, 02/25/2035 (G)	64,177	64,059
Series 2007-A1, Class 5A5
2.99%, 07/25/2035 (G)	537,635	542,790
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (G)	1,823,325	2,021,306
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.39%, 10/25/2046 (G)	499,731	404,001
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 (G)	123,207	25,742
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.63%, 12/15/2030 (G)	223,979	214,672
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.19%, 10/25/2035 (G)	36,124	35,529
Series 2005-3, Class 4A
0.44%, 11/25/2035 (G)	29,084	26,860
Series 2005-A10, Class A
0.40%, 02/25/2036 (G)	154,544	139,126
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.89%, 06/11/2049 (G)	100,000	112,729
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (G)	284,110	227,209
Series 2007-3XS, Class 2A1A
0.26%, 01/25/2047 (G)	86,828	79,786
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (G)	310,724	246,899
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.67%, 07/15/2042 - 144A (G) (H)	2,100,000	2,109,769
Series 2011-1A, Class 1A3
1.52%, 07/15/2042 - 144A (G)	EUR 4,200,000	5,612,719
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 - 144A (G)	$ 1,028,387	889,171
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.59%, 01/25/2046 (G)	252,964	115,722
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	1,790	1,878

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.42%, 06/12/2044 - Reg S (G)	$ 3,271,462	$ 2,959,819
Sequoia Mortgage Trust
Series 10, Class 2A1
0.95%, 10/20/2027 (G)	28,142	27,396
Series 2007-1, Class 1A1
2.51%, 01/20/2047 (G)	538,700	434,450
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.56%, 01/25/2035 (G)	174,833	126,489
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.85%, 09/19/2032 (G)	14,336	13,728
Series 2005-AR5, Class A1
0.44%, 07/19/2035 (G)	35,806	31,571
Series 2005-AR5, Class A2
0.44%, 07/19/2035 (G)	56,927	52,525
Series 2005-AR5, Class A3
0.44%, 07/19/2035 (G)	106,499	103,381
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 (G)	450,705	329,084
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 (G)	531,983	339,203
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 (G)	1,938,305	1,416,855
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.20%, 02/27/2034 (G)	14,395	14,569
Series 2002-AR9, Class 1A
1.56%, 08/25/2042 (G)	8,662	7,758
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (G)	512,781	502,184
Series 2003-AR9, Class 2A
2.46%, 09/25/2033 (G)	986,482	980,859
Series 2006-AR19, Class 1A
0.90%, 01/25/2047 (G)	906,867	686,721
Series 2006-AR19, Class 1A1A
0.89%, 01/25/2047 (G)	772,212	701,402
Series 2006-AR9, Class 2A
2.45%, 08/25/2046 (G)	475,886	408,112
Series 2007-OA1, Class A1A
0.86%, 02/25/2047 (G)	642,190	483,567
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (G)	161,264	158,914
Series 2006-AR4, Class 2A6
5.59%, 04/25/2036 (G)	146,246	50,586
Series 2006-AR8, Class 2A4
2.72%, 04/25/2036 (G)	321,343	300,193

Total Mortgage-Backed Securities (cost $56,270,394)		55,872,537

ASSET-BACKED SECURITIES - 3.0%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.77%, 07/25/2032 (G)	3,806	3,435
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.89%, 06/25/2034 (G)	303,847	284,395
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 (G)	11,122	10,331

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities Trust (continued)
Series 2006-SD4, Class 1A1
3.00%, 10/25/2036 (G)	$ 596,127	$ 573,919
Series 2007-AQ1, Class A1
0.30%, 11/25/2036 (G)	669,587	439,263
Chester Asset Receivables Dealings
Series 2004-1, Class A
0.70%, 04/15/2016 - Reg S (G)	GBP 3,700,000	5,618,236
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.26%, 01/25/2037 (G)	$ 431,640	156,182
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.47%, 06/15/2020 - 144A (G)	EUR 371,089	489,480
Home Equity Asset Trust
Series 2002-1, Class A4
0.79%, 11/25/2032 (G)	$ 1,026	874
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.45%, 03/25/2037 (G)	3,500,000	2,082,171
Mid-State Trust IV
Series 4, Class A
8.33%, 04/01/2030	120,915	127,833
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.37%, 05/25/2036 (G)	135,843	80,161
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.45%, 09/25/2035 (G)	77,066	74,873
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A
0.25%, 12/25/2036 (G)	78,397	22,993
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	29,211	31,658
Series 2004-20C, Class 1
4.34%, 03/01/2024	209,571	226,168
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.77%, 01/25/2033 (G)	2,260	2,113
Series 2003-22A, Class 2A1
2.48%, 06/25/2033 (G)	856,543	837,136
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.49%, 07/22/2021 - 144A (G)	6,000,000	5,792,010
Wood Street CLO BV
Series I, Class A
0.54%, 11/22/2021 - Reg S (G)	EUR 8,243,863	10,698,470

Total Asset-Backed Securities (cost $26,345,244)		27,551,701

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.5%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
5.88%, 06/01/2047	$ 600,000	446,334
Chicago Transit Authority (Revenue Bonds)
Class A
6.90%, 12/01/2040	4,900,000	5,626,278
Class B
6.90%, 12/01/2040	2,700,000	3,100,194
Citizens Property Insurance Corp. (Revenue Bonds)
5.00%, 06/01/2020	4,735,000	5,336,250

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
City of Chicago, IL (General Obligation Unlimited)
Series A, Insurer: AGM
4.75%, 01/01/2036	$ 6,930,000	$ 6,493,618
Kentucky State Property & Building Commission (Revenue Bonds)
5.37%, 11/01/2025	100,000	108,538
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	100,000	109,387
North Carolina Medical Care Commission
5.00%, 06/01/2035 - 06/01/2042	13,280,000	13,452,231
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	4,100,000	3,706,892
State of California - Build America Bonds (General Obligation Limited)
7.50%, 04/01/2034	300,000	395,448
Tobacco Settlement Finance Authority Series A
7.47%, 06/01/2047	1,060,000	885,100
Tobacco Settlement Financing Corp. (Revenue Bonds)
5.50%, 06/01/2026	140,000	149,261
Series 1A
5.00%, 06/01/2041	1,400,000	1,018,724

Total Municipal Government Obligations (cost $41,227,108)		40,828,255

CORPORATE DEBT SECURITIES - 11.2%
Airlines - 0.3%
Continental Airlines, Inc.
6.75%, 09/15/2015 - 144A	2,200,000	2,271,500
Automobiles - 1.1%
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	8,200,000	8,237,138
Volkswagen International Finance NV
0.88%, 04/01/2014 - 144A (G)	1,600,000	1,602,209
Capital Markets - 1.3%
Goldman Sachs Group, Inc.
0.50%, 11/15/2014 (A) (G)	EUR 500,000	663,688
6.75%, 10/01/2037	$ 900,000	946,954
Morgan Stanley
3.45%, 11/02/2015	4,200,000	4,361,020
Morgan Stanley, Series EMTN
0.62%, 04/13/2016 (G)	EUR 1,900,000	2,487,075
Morgan Stanley, Series GMTN
6.63%, 04/01/2018	$ 2,000,000	2,306,038
7.30%, 05/13/2019	700,000	829,794
Commercial Banks - 2.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,240,000	2,870,829
Cie de Financement Foncier SA
2.50%, 09/16/2015 - 144A	6,000,000	6,184,368
Export-Import Bank of Korea
8.13%, 01/21/2014 (A)	3,300,000	3,407,735
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (G) (L)	150,000	216,000
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A (G) (L)	5,300,000	7,102,000
Lloyds TSB Bank PLC, Series MTN
5.80%, 01/13/2020 - 144A	700,000	788,186
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (G) (L)	378,000	487,620

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
SSIF Nevada, LP
0.97%, 04/14/2014 - 144A (G)	$ 500,000	$ 502,051
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (G) (L)	800,000	898,000
Consumer Finance - 0.4%
Ally Financial, Inc.
3.67%, 06/20/2014 (G)	3,100,000	3,138,502
Diversified Financial Services - 3.3%
Bank of America Corp.
7.63%, 06/01/2019	4,000,000	4,882,948
Bank of America Corp., Series GMTN
5.65%, 05/01/2018 (A)	3,900,000	4,384,130
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900,000	2,016,863
6.40%, 10/02/2017	900,000	1,041,968
7.25%, 02/01/2018	2,100,000	2,516,993
Citigroup, Inc.
0.40%, 03/07/2014 (G)	2,000,000	1,996,564
2.28%, 08/13/2013 (G)	1,200,000	1,200,545
6.00%, 08/15/2017	600,000	680,200
Ford Motor Credit Co., LLC
7.00%, 10/01/2013	400,000	403,832
JPMorgan Chase & Co.
4.25%, 10/15/2020 (A)	1,900,000	2,000,576
4.40%, 07/22/2020 (A)	200,000	212,903
6.30%, 04/23/2019	900,000	1,058,465
Lehman Brothers Holdings (Escrow shares)
1.00%, 12/30/2016 - 01/24/2049	5,700,000	1,413,875
6.75%, 12/28/2017 (M)	1,700,000	0
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 12/30/2016 (G)	200,000	49,250
1.00%, 05/02/2018	500,000	125,625
Merrill Lynch & Co., Inc., Series EMTN
0.49%, 01/31/2014 (G)	EUR 1,000,000	1,330,102
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	$ 400,000	457,070
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	3,900,000	4,577,212
Diversified Telecommunication Services - 0.0% (N)
KT Corp.
4.88%, 07/15/2015 - 144A	200,000	212,771
Energy Equipment & Services - 0.2%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A (A)	1,800,000	1,770,750
Household Durables - 0.0% (N)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A	400,000	76,000
Insurance - 0.2%
American International Group, Inc.
4.25%, 09/15/2014 (A)	1,000,000	1,036,052
American International Group, Inc., Series MTN
5.60%, 10/18/2016	1,000,000	1,120,189
Metals & Mining - 0.0% (N)
CSN Resources SA
6.50%, 07/21/2020 - 144A (A)	300,000	281,250
Oil, Gas & Consumable Fuels - 0.5%
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S	3,500,000	3,770,900
8.15%, 04/11/2018 - 144A	1,000,000	1,165,000

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.3%
Georgia-Pacific LLC
5.40%, 11/01/2020 - 144A	$ 2,500,000	$ 2,816,050
Tobacco - 0.3%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	427,129
9.70%, 11/10/2018	642,000	859,551
Reynolds American, Inc.
7.63%, 06/01/2016	200,000	233,323
7.75%, 06/01/2018	1,000,000	1,222,221
Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A	6,600,000	7,441,500
Transportation Infrastructure - 0.0% (N)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	200,000	212,695

Total Corporate Debt Securities (cost $92,663,938)		102,295,209

COMMERCIAL PAPER - 0.9%
Diversified Financial Services - 0.9%
Ford Motor Credit Co.
1.00%, 11/01/2013 - 11/22/2013	8,500,000	8,475,506
1.10%, 10/04/2013	100,000	99,804

Total Commercial Paper (cost $8,575,310)		8,575,310

LOAN ASSIGNMENTS - 0.2%
Computers & Peripherals - 0.2%
Dell, Inc. 1st Lien
–, 02/28/2014 (H) (O)	1,200,000	1,194,000
Dell, Inc. 2nd Lien
–, 02/05/2021 (H) (O)	800,000	796,000

Total Loan Assignments (cost $1,991,300)		1,990,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.07%, 02/06/2014 (C) (K)	161,000	160,919
0.08%, 05/29/2014 (C) (K)	2,021,000	2,018,837

Total Short-Term U.S. Government Obligations (cost $2,179,756)		2,179,756

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. - Series L, 7.50%	1,600	1,860,800

Total Convertible Preferred Stock (cost $1,384,035)		1,860,800

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 144A, 0.60% (G) (H) (M)	119	841,958

Total Preferred Stock (cost $1,265,910)		841,958

	Contracts	Value
PURCHASED SWAPTION - 0.1% (P)
Put Option - 0.1%
OTC- If exercised the Fund receives floating 3-month LIBOR, and pays 3.45%, European Style (H)
Expires 09/21/2015
Counterparty: RBS	$ 5,000,000	$ 717,882

Total Purchased Swaption (cost $398,542)		717,882

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (K)	21,880,804	21,880,804

Total Securities Lending Collateral (cost $21,880,804)		21,880,804

	Principal	Value
REPURCHASE AGREEMENTS - 5.5%
Royal Bank of Scotland 0.05% (K), dated 07/31/2013, to be repurchased at $48,300,067 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.63%, due 08/15/2019, and with a value of $49,373,567.	$ 48,300,000	48,300,000
State Street Bank & Trust Co. 0.03% (K), dated 07/31/2013, to be repurchased at $1,670,428 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,704,151.	1,670,426	1,670,426

Total Repurchase Agreements (cost $49,970,426)		49,970,426

Total Investment Securities (cost $1,073,698,487) (Q)		1,082,411,440
Other Assets and Liabilities - Net		(166,421,395)

Net Assets		$ 915,990,045

	Principal	Value
REVERSE REPURCHASE AGREEMENT - (5.3%)
JPMorgan Chase & Co. 0.10% (K), dated 07/31/2013, to be repurchased at $(48,485,224) on 08/01/2013.	$ (48,375,000)	$ (48,375,000)

Total Reverse Repurchase Agreement (cost $(48,375,000))		(48,375,000)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

WRITTEN SWAPTIONS: (P)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.25%	09/03/2013	$2,500,000	$(6,750)	$(46,109)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	15,900,000	(40,180)	(293,256)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	19,400,000	(68,870)	(235,646)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	10/28/2013	70,000,000	(196,065)	(993,499)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	26,000,000	(96,200)	(126,100)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.90	10/18/2013	25,900,000	(108,780)	(125,615)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	21,000,000	(399,000)	(830,323)

							$(915,845)	$(2,650,548)

CENTRALLY CLEARED SWAP AGREEMENTS: (R)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (S)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Currency Code	Notional Amount (T)	Market Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	14,016,000	$(1,025,654)	$175,200	$(1,200,854)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	23,424,000	(1,977,626)	683,265	(2,660,891)

					$(3,003,280)	$858,465	$(3,861,745)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.65%	07/31/2023	USD	12,900,000	$(152,642)	$(93,519)	$(59,123)
6-Month AUD BBR BBSW	3.50	03/15/2018	AUD	2,800,000	23,288	(6,560)	29,848
6-Month AUD BBR BBSW	3.75	12/11/2018	AUD	7,800,000	74,383	(16,302)	90,685
6-Month AUD BBR BBSW	3.75	03/15/2023	AUD	6,300,000	(170,295)	(37,297)	(132,998)
6-Month EURIBOR	2.00	03/21/2017	EUR	9,900,000	606,526	272,224	334,302

					$381,260	$118,546	$262,714

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.75%	06/19/2017	USD	31,300,000	$426,643	$198,615	$228,028
3-Month USD-LIBOR	1.40	03/20/2018	USD	29,100,000	(90,244)	(173,367)	83,123
6-Month EURIBOR	2.00	09/18/2023	EUR	2,100,000	12,960	(27,236)	40,196

					$349,359	$(1,988)	$351,347

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (P)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (S)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 07/31/13 (V)	Notional Amount (T)	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	6.79	$20,000	$(172)	$0	$(172)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (W)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Currency Code	Notional Amount (T)	Market Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	3,200,000	$6,975	$0	$6,975

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	3.75%	03/15/2018	DUB	AUD	10,000,000	$197,222	$13,267	$183,955
6-Month AUD BBR BBSW	3.75	03/15/2018	GSC	AUD	5,300,000	104,527	9,144	95,383
6-Month AUD BBR BBSW	5.50	12/15/2017	BCLY	AUD	3,600,000	308,639	(10,572)	319,211
6-Month AUD BBR BBSW (H)	5.50	12/15/2017	DUB	AUD	2,200,000	188,613	(5,771)	194,384
BRL-CDI	7.55	01/02/2015	GSC	BRL	19,700,000	(194,567)	(35,723)	(158,844)
BRL-CDI	7.62	01/02/2015	DUB	BRL	5,500,000	(51,363)	(8,916)	(42,447)
BRL-CDI	7.78	01/02/2015	HSBC	BRL	53,200,000	(421,801)	(25,433)	(396,368)
BRL-CDI	7.80	01/02/2015	MSC	BRL	24,200,000	(188,092)	(4,228)	(183,864)
BRL-CDI	7.92	01/02/2015	BCLY	BRL	1,600,000	(11,993)	(109)	(11,884)
BRL-CDI	8.08	01/02/2015	HSBC	BRL	8,200,000	(43,079)	10,207	(53,286)
BRL-CDI	8.43	01/02/2015	DUB	BRL	2,400,000	(4,185)	9,849	(14,034)
BRL-CDI	8.49	01/02/2017	BNP	BRL	2,300,000	(45,228)	0	(45,228)
BRL-CDI	8.60	01/02/2017	DUB	BRL	11,000,000	(217,394)	5,535	(222,929)
BRL-CDI	8.63	01/02/2015	MSC	BRL	10,900,000	795	57,725	(56,930)
BRL-CDI	8.90	01/02/2017	UBS	BRL	6,500,000	(106,540)	(5,862)	(100,678)
BRL-CDI	9.11	01/02/2017	BCLY	BRL	5,100,000	(74,987)	0	(74,987)
BRL-CDI	9.14	01/02/2017	MSC	BRL	4,200,000	(60,352)	0	(60,352)
BRL-CDI	9.21	01/02/2017	DUB	BRL	6,000,000	(81,240)	7,609	(88,849)
BRL-CDI	9.93	01/02/2015	UBS	BRL	22,600,000	278,626	9,994	268,632
BRL-CDI	9.93	01/02/2015	MSC	BRL	26,200,000	323,009	6,328	316,681
BRL-CDI	9.94	01/02/2015	GSC	BRL	21,600,000	268,447	0	268,447
BRL-CDI	10.61	01/02/2015	MSC	BRL	10,600,000	197,275	35,869	161,406
MXN TIIE Banxico	7.50	06/02/2021	UBS	MXN	80,200,000	451,355	212,099	239,256

						$817,687	$281,012	$536,675

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Euro OAT	Short	(25)	09/06/2013	$33,239

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (P)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(193,000)	08/01/2013	$(176,834)	$3,369
AUD	BOA	8,155,000	08/01/2013	7,467,542	(137,956)
AUD	DUB	(20,090,000)	08/01/2013	(18,867,925)	811,349
AUD	HSBC	12,622,000	08/01/2013	11,653,829	(309,374)
AUD	HSBC	(314,000)	08/01/2013	(289,946)	7,728
AUD	JPM	(180,000)	08/01/2013	(166,066)	4,285
AUD	HSBC	(12,622,000)	09/03/2013	(11,627,386)	309,019
BRL	BCLY	1,684,786	08/02/2013	780,210	(42,045)
BRL	BCLY	(1,684,786)	08/02/2013	(735,618)	(2,547)
BRL	DUB	655,514	08/02/2013	303,704	(16,499)
BRL	DUB	(655,514)	08/02/2013	(286,213)	(991)
BRL	HSBC	1,379,150	08/02/2013	602,170	2,085
BRL	HSBC	(661,724)	08/02/2013	(291,156)	1,231
BRL	HSBC	(717,426)	08/02/2013	(315,034)	703
BRL	JPM	674,133	08/02/2013	312,084	(16,722)
BRL	JPM	2,073,890	08/02/2013	910,000	(1,354)
BRL	JPM	(2,748,023)	08/02/2013	(1,199,853)	(4,155)
BRL	MSC	12,456,646	08/02/2013	5,438,871	18,833
BRL	MSC	(12,456,646)	08/02/2013	(5,462,004)	4,300
BRL	UBS	1,685,567	08/02/2013	780,210	(41,703)
BRL	UBS	11,657,530	08/02/2013	5,118,564	(10,981)
BRL	UBS	717,426	08/02/2013	319,211	(4,881)
BRL	UBS	(5,313,050)	08/02/2013	(2,614,947)	287,109
BRL	UBS	(8,747,473)	08/02/2013	(3,819,357)	(13,225)
BRL	UBS	(11,657,530)	09/04/2013	(5,085,960)	15,110
BRL	UBS	(717,426)	09/04/2013	(317,207)	5,137
BRL	HSBC	(11,695,282)	10/02/2013	(5,073,545)	15,506
CAD	CITI	218,000	09/23/2013	213,653	(1,683)
CNY	BCLY	(8,433,558)	08/05/2013	(1,343,779)	(31,689)
CNY	DUB	2,000,000	08/05/2013	319,285	6,905
CNY	HSBC	(643,952)	08/05/2013	(104,225)	(800)
CNY	UBS	7,077,510	08/05/2013	1,120,746	33,558
EUR	GSC	26,134,000	08/02/2013	34,460,292	307,313
EUR	RBS	(27,571,000)	08/02/2013	(36,085,228)	(594,104)
EUR	UBS	1,437,000	08/02/2013	1,877,073	34,653
EUR	GSC	(26,134,000)	09/03/2013	(34,464,239)	(307,148)
EUR	HSBC	(6,000,000)	09/13/2013	(7,531,500)	(451,803)
EUR	JPM	(13,700,000)	09/13/2013	(17,009,920)	(1,218,621)
EUR	JPM	(864,000)	10/11/2013	(1,065,787)	(83,931)
EUR	JPM	(216,000)	10/11/2013	(261,992)	(25,438)
EUR	JPM	1,080,000	10/11/2013	1,405,620	31,527
GBP	BNP	(8,151,000)	09/12/2013	(12,663,418)	267,407
MXN	JPM	(13,475,295)	09/18/2013	(1,091,382)	41,306
NOK	UBS	15,778,000	08/15/2013	2,735,295	(59,368)

					$(1,168,585)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $21,436,246. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,324,201.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $3,333,875.
(D)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $142,359.
(E)	All or a portion of this security has been segregated with the broker as collateral for open reverse repurchase agreements. Total value of securities segregated as collateral to for open reverse repurchase agreements is $48,485,224.
(F)	Security is subject to dollar roll transactions.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS: (continued)

(G)	Floating or variable rate note. Rate is listed as of July 31, 2013.
(H)	Illiquid. Total aggregate market value of illiquid securities is $6,548,549, or 0.71% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $188,613, or 0.02% of the fund’s net assets.
(I)	Cash in the amount of $907,000 has been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(J)	Securities with an aggregate market value of $259,955 have been segregated by the broker as collateral for open TBA commitment transactions.
(K)	Rate shown reflects the yield at July 31, 2013.
(L)	The security has a perpetual maturity. The date shown is the next call date.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $841,958, or 0.09% of the fund’s net assets.
(N)	Percentage rounds to less than 0.1%.
(O)	All or portion of this security represents unsettled loan commitment at July 31, 2013 where the rate will be determined at time of settlement.
(P)	Cash in the amount of $1,876,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(Q)	Aggregate cost for federal income tax purposes is $1,073,698,487. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,845,620 and $15,132,667, respectively. Net unrealized appreciation for tax purposes is $8,712,953.
(R)	Cash in the amount of $15,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(S)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(W)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities aggregated $65,493,781, or 7.15% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
BBA	British Bankers’ Association
BBR BBSW	Bank Bill Rate - Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OAT	Obligations Assimilables du Tresor (French: Treasury Obligations)
OTC	Over the Counter

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

DEFINITIONS: (continued)

RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (X)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$509,989,311	$—	$509,989,311
U.S. Government Agency Obligations	—	210,890,312	—	210,890,312
Foreign Government Obligations	—	46,967,179	—	46,967,179
Mortgage-Backed Securities	—	55,872,537	—	55,872,537
Asset-Backed Securities	—	27,551,701	—	27,551,701
Municipal Government Obligations	—	40,828,255	—	40,828,255
Corporate Debt Securities
Airlines	—	2,271,500	—	2,271,500
Automobiles	—	9,839,347	—	9,839,347
Capital Markets	—	11,594,569	—	11,594,569
Commercial Banks	—	22,456,789	—	22,456,789
Consumer Finance	—	3,138,502	—	3,138,502
Diversified Financial Services	—	30,349,121	0	30,349,121
Diversified Telecommunication Services	—	212,771	—	212,771
Energy Equipment & Services	—	1,770,750	—	1,770,750
Household Durables	—	76,000	—	76,000
Insurance	—	2,156,241	—	2,156,241
Metals & Mining	—	281,250	—	281,250
Oil, Gas & Consumable Fuels	—	4,935,900	—	4,935,900
Paper & Forest Products	—	2,816,050	—	2,816,050
Tobacco	—	2,742,224	—	2,742,224
Trading Companies & Distributors	—	7,441,500	—	7,441,500
Transportation Infrastructure	—	212,695	—	212,695
Commercial Paper	—	8,575,310	—	8,575,310
Loan Assignments	—	1,990,000	—	1,990,000
Short-Term U.S. Government Obligations	—	2,179,756	—	2,179,756
Convertible Preferred Stock	1,860,800	—	—	1,860,800
Preferred Stock
Thrifts & Mortgage Finance	—	—	841,958	841,958
Purchased Swaption	—	717,882	—	717,882
Securities Lending Collateral	21,880,804	—	—	21,880,804
Repurchase Agreements	—	49,970,426	—	49,970,426

Total Investment Securities	$23,741,604	$1,057,827,878	$841,958	$1,082,411,440

Derivative Financial Instruments
Credit Default Swap Agreements (Y)	$—	$6,975	$—	$6,975
Forward Foreign Currency Contracts (Y)	—	2,208,433	—	2,208,433
Futures Contracts (Y)	33,239	—	—	33,239
Interest Rate Swap Agreements (Y)	806,182	2,047,355	—	2,853,537

Total Derivative Financial Instruments	$839,421	$4,262,763	$—	$5,102,184

Other Assets (Z)
Cash	$75,000	$—	$—	$75,000
Cash on Deposit with Broker	15,000	—	—	15,000
Foreign Currency	617,531	—	—	617,531

Total Other Assets	$707,531	$—	$—	$707,531

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (Y)	$(3,861,745)	$(172)	$—	$(3,861,917)
Forward Foreign Currency Contracts (Y)	—	(3,377,018)	—	(3,377,018)
Interest Rate Swap Agreements (Y)	(192,121)	(1,510,680)	—	(1,702,801)
Reverse Repurchase Agreements	—	(48,375,000)	—	(48,375,000)
Written Swaptions	—	(2,650,548)	—	(2,650,548)

Total Derivative Financial Instruments	$(4,053,866)	$(55,913,418)	$—	$(59,967,284)

Other Liabilities (Z)
Cash Deposit due to Broker	$(2,783,000)	$—	$—	$(2,783,000)
Collateral for Securities on Loan	—	(21,880,804)	—	(21,880,804)

Total Other Liabilities	$(2,783,000)	$(21,880,804)	$—	$(24,663,804)

(X)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(Y)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Z)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AA)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2013 (AB)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 (AA)
Preferred Stocks	$873,003	$—	$—	$—	$—	$(31,045)	$—	$—	$841,958	$(31,045)
Corporate Debt	0	—	—	—	—	—	—	—	0	—

Total	$873,003	$—	$—	$—	$—	$(31,045)	$—	$—	$841,958	$(31,045)

(AA)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at July 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(AB)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS

At July 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 88.2%
France - 3.2%
Sanofi	86,950	$ 9,273,578
Vivendi SA	185,000	3,952,602
Germany - 0.6%
Lanxess AG	38,000	2,376,257
Hong Kong - 11.6%
Cheung Kong Holdings, Ltd.	1,009,153	14,169,988
Henderson Land Development Co., Ltd. (A)	2,073,198	12,938,107
Hutchison Whampoa, Ltd. (A)	1,320,888	14,919,515
Wheelock & Co., Ltd.	1,087,000	5,655,327
Japan - 7.8%
Daiwa Securities Group, Inc.	690,000	5,891,533
Mitsui Fudosan Co., Ltd.	234,462	7,095,403
Toyota Industries Corp.	460,107	18,961,615
Korea, Republic of - 3.1%
POSCO - ADR	174,261	12,491,028
Sweden - 2.5%
Investor AB - Class B	342,350	10,304,929
Switzerland - 2.9%
Pargesa Holding SA	163,000	11,668,648
United Kingdom - 1.9%
Segro PLC - REIT	1,633,400	7,722,790
United States - 54.6%
Alamo Group, Inc.	18,983	791,022
Alleghany Corp. (B)	20,200	8,158,376
Allscripts Healthcare Solutions, Inc. (B)	95,000	1,501,950
Apache Corp.	63,500	5,095,875
Applied Materials, Inc. - Class A	839,461	13,691,609
AVX Corp.	819,541	10,481,929
Bank of New York Mellon Corp.	570,052	17,928,135
Bristow Group, Inc.	97,685	6,643,557
Brookfield Asset Management, Inc. - Class A (A)	480,036	17,746,931
Brookfield Property Partners, LP (B)	26,692	555,461
Capital Southwest Corp.	19,256	2,791,735
Comerica, Inc. - Class A	338,000	14,378,520
Cubic Corp.	21,000	1,061,550
Devon Energy Corp. - Class A	263,000	14,467,630
Electronics for Imaging, Inc. - Class B (B)	247,436	7,430,503
EnCana Corp. (A)	367,000	6,429,840
Forest City Enterprises, Inc. - Class A (B)	539,836	9,457,927
Haemonetics Corp. (A) (B)	42,000	1,773,240
Intel Corp.	370,961	8,643,391
Investment Technology Group, Inc. (B)	324,815	4,615,621
KeyCorp	1,140,000	14,010,600
Leucadia National Corp.	296,000	7,941,680
Lowe’s Cos., Inc.	109,000	4,859,220
NVIDIA Corp.	380,000	5,483,400
SEACOR Holdings, Inc.	43,446	3,804,132
Symantec Corp.	215,000	5,736,200
Tejon Ranch Co. (B)	86,299	2,916,043
Tellabs, Inc.	941,479	2,108,913
Westwood Holdings Group, Inc. (A)	99,253	4,936,844
Weyerhaeuser Co. - REIT	235,000	6,674,000
White Mountains Insurance Group, Ltd.	19,500	11,661,000

Total Common Stocks (cost $360,170,520)		361,198,154

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.16% (C)	27,610,843	27,610,843

Total Securities Lending Collateral (cost $27,610,843)		27,610,843

	Principal	Value
REPURCHASE AGREEMENT - 11.8%

State Street Bank & Trust Co. 0.03% (C), dated 07/31/2013, to be repurchased at $48,436,563 on 08/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $49,405,467.

	$ 48,436,523	$ 48,436,523

Total Repurchase Agreement (cost $48,436,523)		48,436,523

Total Investment Securities (cost $436,217,886) (D)		437,245,520
Other Assets and Liabilities - Net		(27,618,557)

Net Assets		$ 409,626,963

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Management & Development	16.1%	$70,535,187
Capital Markets	8.3	36,163,868
Diversified Financial Services	6.8	29,915,257
Commercial Banks	6.5	28,389,120
Semiconductors & Semiconductor Equipment	6.4	27,818,400
Oil, Gas & Consumable Fuels	6.0	25,993,345
Insurance	4.5	19,819,376
Auto Components	4.3	18,961,615
Industrial Conglomerates	3.4	14,919,515
Real Estate Investment Trusts	3.3	14,396,790
Metals & Mining	2.9	12,491,028
Electronic Equipment & Instruments	2.4	10,481,929
Energy Equipment & Services	2.4	10,447,689
Pharmaceuticals	2.1	9,273,578
Computers & Peripherals	1.7	7,430,503
Software	1.3	5,736,200
Specialty Retail	1.1	4,859,220
Media	0.9	3,952,602
Chemicals	0.6	2,376,257
Communications Equipment	0.5	2,108,913
Health Care Equipment & Supplies	0.4	1,773,240
Health Care Technology	0.3	1,501,950
Aerospace & Defense	0.2	1,061,550
Machinery	0.2	791,022

Investment Securities, at Value	82.6	361,198,154
Short-Term Investments	17.4	76,047,366

Total Investments	100.0%	$437,245,520

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $26,955,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at July 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $436,217,886. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,220,204 and $47,192,570, respectively. Net unrealized appreciation for tax purposes is $1,027,634.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
ASSETS
Investment Securities
Common Stocks	$236,267,862	$124,930,292	$—	$361,198,154
Securities Lending Collateral	27,610,843	—	—	27,610,843
Repurchase Agreement	—	48,436,523	—	48,436,523

Total Investment Securities	$263,878,705	$173,366,815	$—	$437,245,520

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at July 31, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(27,610,843)	$—	$(27,610,843)

Total Other Liabilities	$—	$(27,610,843)	$—	$(27,610,843)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended July 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Funds	July 31, 2013 Form N-Q

Notes to Schedules of Investments

At July 31, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (each, a “Fund”; and collectively, the “Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of July 31, 2013. No individual Fund has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at July 31, 2013 is shown in the Schedules of Investments or Consolidated Schedules of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transamerica Funds	July 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2013

(unaudited)

NOTE 1. (continued)

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The underlying notional amount of open option and swaption contracts at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Futures contracts: The Funds are subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Swap agreements: Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments or Consolidated Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments or Consolidated Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Transamerica Funds	July 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2013

(unaudited)

NOTE 1. (continued)

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open swap agreements at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments or Consolidated Schedules of Investments.

Transamerica Real Return TIPS and Transamerica Total Return entered into reverse repurchase agreements during the period ended July 31, 2013.

The open reverse repurchase agreements at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Dollar Rolls: The Funds enter into dollar roll transactions. The Funds account for dollar roll transactions as borrowing transactions and realizes gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by the Funds of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”), as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Funds to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Open Dollar roll transactions at July 31, 2013 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open Short sale transactions at July 31, 2013 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”), or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at July 31, 2013.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments or Consolidated Schedules of Investments.

Transamerica Funds	July 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2013

(unaudited)

NOTE 1. (continued)

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value of the commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at July 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Funds	July 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2013

(unaudited)

NOTE 2. (continued)

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments or Consolidated Schedules of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	July 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2013

(unaudited)

NOTE 2. (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments at July 31, 2013, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	July 31, 2013 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank Chief Executive Officer
Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank Chief Executive Officer
Date:	September 24, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse Principal Financial Officer
Date:	September 24, 2013